As filed with the Securities and Exchange Commission on June 3, 2003
                                                    Registration Nos. 333-92320
                                                                      811-06218

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 2
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 4
                       (Check appropriate box or boxes.)

                               -----------------

                            MONY Variable Account A
                          (Exact Name of Registrant)

                          MONY LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code (212) 708-2000

                            Haroula K. Ballas, Esq.
                         Senior Counsel -- Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   Approximate date of proposed public offering: It is proposed that this filing will become effective: (check appropriate box)
      [_] immediately upon filing pursuant to paragraph (b) of Rule 485.
      [_] on May 1, 2003 pursuant to paragraph (b) of Rule 485.
      [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      [_] on            pursuant to paragraph (a)(1) of Rule 485.
      [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
      [_] on        pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:
      [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: Individual Flexible Payment Variable Annuity Contracts

   Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                        SUPPLEMENT DATED AUGUST 1, 2003
                                      To
                      MONY L Variable Annuity Prospectus
                               Dated May 1, 2003

           For Individual Flexible Payment Variable Annuity Contract

                                   Issued by
                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

   This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

   Page 2--The following section is added after the "MONY Variable Account A" subsection of the "Summary of the Contract" section:

Benefit Option Packages

   There are three benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.


                      Option 1*                     Option 2                       Option 3
------------------------------------------------------------------------------------------------------
Mortality   Current annual rate--1.45%    Current annual rate--1.72%    Current annual rate--2.37%
and Expense Maximum annual rate--1.95%    Maximum annual rate--2.30%    Maximum annual rate--3.15%
Risk Charge
------------------------------------------------------------------------------------------------------
Death       The greater of:**             The greatest of:              The greatest of:
Benefit on  (1) The Fund Value less any   (1) The Fund Value less any   (1) The Fund Value less any
Death of    Outstanding Debt on the date  Outstanding Debt on the date  Outstanding Debt on the date
Annuitant   due proof of the Annuitant's  due proof of the Annuitant's  due proof of the Annuitant's
            death is received by the      death is received by the      death is received by the
            Company.                      Company.                      Company.
            or (2) The Purchase Payments  or (2) The Purchase Payments  or (2) The Purchase Payments
            paid, reduced proportionately paid, reduced proportionately paid, reduced proportionately by each partial surrender and by each partial surrender and by each partial surrender and
            any Surrender Charges and     any Surrender Charges and     any Surrender Charges and
            less any Outstanding          less any Outstanding          less any Outstanding
            Debt.***                      Debt.***                      Debt.***
                                          or (3) Step Up Value (See     or (3) Step Up Value (See
                                          "Death Benefit")              "Death Benefit")
------------------------------------------------------------------------------------------------------
Guaranteed  Not Available                 Not Available                 If certain conditions are met,
Minimum                                                                 the Guaranteed Annuitization
Annuity                                                                 Value may be used to provide
Payments                                                                guaranteed minimum annuity
                                                                        payments that are greater than
                                                                        annuity payments that would
                                                                        be provided by the Contract's
                                                                        Fund Value or Cash Value, as
                                                                        applicable.
------------------------------------------------------------------------------------------------------

                                      (1)


                     Option 1*                       Option 2                        Option 3
---------------------------------------------------------------------------------------------------------
Minimum   Non-Qualified & Qualified--     Non-Qualified & Qualified--     Non-Qualified & Qualified--
Initial   The minimum purchase            The minimum purchase            The minimum purchase
Purchase  payment for qualified plans is  payment for qualified plans is  payment for qualified plans is
Payment   the same for all three options. the same for all three options. the same for all three options.
          See "Detailed Information       See "Detailed Information       See "Detailed Information
          about the Policy".              about the Policy".              about the Policy".
---------------------------------------------------------------------------------------------------------
Issue Age Qualified--0-85                 Qualified--0-79                 Qualified--0-79

          Non-Qualified--0-85             Non-Qualified--0-79             Non-Qualified--0-79
---------------------------------------------------------------------------------------------------------
Annual    Maximum charge is $30/(b)/.     Maximum charge is $30/(a)/.     Maximum charge is $30/(a)/.
Contract
Charge

----------
  * For Contracts purchased prior to August 1, 2003, the Contract and features purchased are equivalent to the benefit option package described as Option 1.
 ** For Contracts purchased prior to August 1, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges and less any outstanding debt.
*** In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any Surrender Charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. This calculation of the death benefit applies to contracts issued on or after August 1, 2003.
/(a)/The Annual Contract Charge will be waived upon any Contract Anniversary on which your Fund Value is $50,000 or greater, except where the Owner makes a full surrender of the Fund Value under the Contract. See "Deductions from Fund Value--Annual Contract Charge."

   Page 4--The following replaces the information in the "Fee Tables" with regard to "Separate Account Annual Expenses (as a percentage of average account value)":


Separate Account Annual Expenses (as a percentage of average account value):
 Option 1
   Maximum Mortality and Expense Risk Fees..................................     1.95%/(4)/
   Total Separate Account Annual Expenses...................................     1.95%/(4)/
 Option 2
   Maximum Mortality and Expense Risk Fees..................................     2.30%/(5)/
   Total Separate Account Annual Expenses...................................     2.30%/(5)/
 Option 3
   Maximum Mortality and Expense Risk Fees..................................     3.15%/(6)/
   Total Separate Account Annual Expenses...................................     3.15%/(6)/

----------
/(1)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

/(2)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.72% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.30%) from the value of the net assets of the Separate Account.

/(3)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.37% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.15%) from the value of the net assets of the Separate Account.


                                      (2)

   Page 5--The following replaces the "Example" calculations:

Example

   This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2002.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The Example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   1. a.If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $946  $1,025  $1,083   $2,338
           Option 2.................  $943  $1,019  $1,076   $2,306
           Option 3.................  $938  $1,006  $1,058   $2,231

      b.If you surrender your Contract at the end of the applicable time period
        (assuming maximum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1................. $1,161 $1,685  $2,211   $4,494
           Option 2................. $1,159 $1,677  $2,196   $4,434
           Option 3................. $1,152 $1,657  $2,160   $4,292

   2. a.If you annuitize at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $204   $630   $1,083   $2,338
           Option 2.................  $204   $628   $1,076   $2,306
           Option 3.................  $203   $622   $1,058   $2,231

      b.If you annuitize at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $436  $1,318  $2,211   $4,494
           Option 2.................  $436  $1,312  $2,196   $4,434
           Option 3.................  $434  $1,300  $2,160   $4,292

   3. a.If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $204   $630   $1,083   $2,338
           Option 2.................  $204   $628   $1,076   $2,306
           Option 3.................  $203   $622   $1,058   $2,231

   b. Ifyou do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

                                     1 year 3 years 5 years 10 years
                                     ------ ------- ------- --------
           Option 1.................  $436  $1,318  $2,211   $4,494
           Option 2.................  $436  $1,312  $2,196   $4,434
           Option 3.................  $434  $1,300  $2,160   $4,292

                                      (3)

   Page 7--The following replaces the "Issue Ages" paragraph in the "Payment and Allocation of Purchase Payments" subsection of the "Detailed Information About the Contract" section:

  Issue Ages

   The issue ages for the three benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 and Option 3 is 79.


                                Option 1 Option 2 Option 3
                     -------------------------------------

                     Issue Ages   0-85     0-79     0-79

   Page 20--The following is added at the end of the "Death Benefit Provided by the Contract" subsection in the "Death Benefit" section:

   The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.

             Option 1                            Option 2                           Option 3
---------------------------------------------------------------------------------------------------------
The greater of: *                   The greatest of:                    The greatest of:
---------------------------------------------------------------------------------------------------------
(1) The Fund Value less any         (1) The Fund Value less any         (1) The Fund Value less any
Outstanding Debt on the date due    Outstanding Debt on the date due    Outstanding Debt on the date due
proof of the Annuitant's death is   proof of the Annuitant's death is   proof of the Annuitant's death is
received by the Company.            received by the Company.            received by the Company.
---------------------------------------------------------------------------------------------------------
or                                  or                                  or
(2) The Purchase Payments paid,     (2) The Purchase Payments paid,     (2) The Purchase Payments paid,
less any partial surrenders reduced reduced proportionately by each     reduced proportionately by each
proportionately by each partial     partial surrender and any Surrender partial surrender and any
surrender and any Surrender         Charges and less any Outstanding    Surrender Charges and any less
Charges and less any Outstanding    Debt.**                             any Outstanding Debt. **
Debt.**
---------------------------------------------------------------------------------------------------------
                                    or                                  or
                                    (3) Step Up Value (see              (3) Step Up Value (see
                                    description below)                  description below)
---------------------------------------------------------------------------------------------------------

 * For Contracts purchased prior to August 1, 2003, the death benefit is the greater of: (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges and less any Outstanding Debt.

** In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any Surrender Charge divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. This calculation of the death benefit applies to contracts issued on or after August 1, 2003.

  Step Up Value

   On the first Contract anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract anniversary prior to the Annuitant's 81st birthday, the step up value will be recalculated to equal the greater of:

      (a) the Fund Value on that Contract anniversary; or

      (b) the step up value most recently calculated

          . reduced proportionately* by any partial surrenders (including surrender charges) since the last recalculation anniversary,

          . plus any purchase payments made since the last recalculation anniversary.
----------
* In the calculations of Step Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.

                                      (4)

   On each Contract anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the Contract Anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges) reduced your Fund Value since that anniversary plus any Purchase Payments made since that Contract Anniversary.

   The Step Up Value payable on death will be the Step Up Value on the Contract anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)

    . Reduced proportionately by any partial surrenders including surrender charges assessed since that anniversary,

    . plus any Purchase Payments made since that Contract Anniversary, and

    . less any Outstanding Debt.

   In no event will the Step Up Value payable on the death of the Annuitant exceed 200% of the total Purchase Payments made:

    . reduced proportionately for each partial surrender (including surrender charges) and

    . less any Outstanding Debt.

   Page 22--The following replaces the information regarding the "Mortality and Expense Risk Charge" in the "Daily Deductions from MONY Variable Account A" subsection of the "Charges and Deductions" table:


             Daily Deductions from MONY America Variable Account A
 ------------------------------------------------------------------------------
 Mortality & Expense Risk Charge                   OPTION 1
 Annual Rate deducted daily from average daily net Maximum daily rate 0.005342%
 assets                                            Maximum annual rate 1.95%
                                                   ----------------------------
                                                   OPTION 2
                                                   Maximum daily rate 0.006301%
                                                   Maximum annual rate 2.30%
                                                   ----------------------------
                                                   OPTION 3
                                                   Maximum daily rate 0.008630%
                                                   Maximum annual rate 3.15%
 ------------------------------------------------------------------------------

   Page 22-23--The following replaces the second paragraph describing the "Mortality and Expense Risk Charge" in the "Daily Deductions from MONY Variable Account A" subsection of the "Charges and Deductions" section:

   Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.72% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.30% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted

                                      (5)
from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004712% (guaranteed not to exceed 0.006301%) multiplied by the number of days since the last Business Day.

   Option 3 -- For Option 3, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.37% from the value of the net assets of MONY Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 3.15% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006493% (guaranteed not to exceed 0.008630%) multiplied by the number of days since the last Business Day.


   Page 27--The following is added after the "Annuity Payments" subsection of the "Annuity Payments" section:

Guaranteed Minimum Annuity Payments

   Under Option 3, Guaranteed Minimum Annuity Payments are available. If certain conditions are met, a guaranteed minimum value called the "Guaranteed Annuitization Value" may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract.

   The Guaranteed Annuitization Value is

      .  the sum of all net Purchase Payments made, plus

      . interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract anniversary prior to the Annuitant's 81st birthday),

      . reduced proportionately for each partial surrender including any surrender charges and less

      .  any Outstanding Debt.

   The Guaranteed Annuitization Value provides annuity payments based on the 1983 Table "a", Projection Scale "G" with 3% interest.

   In no event can the Guaranteed Annuitization Value exceed 300% of the net Purchase Payments made,

      . reduced proportionately for each partial surrender, including any surrender charges and less

      .  any Outstanding Debt.

   To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:

      (1) The Contract must have been in force for at least 10 years.

      (2) The Annuitant must have attained age 60.

      (3) The annuitization must be elected within 30 days after a Contract anniversary.

      (4) Settlement Option 3 or 3A must be elected. (See "Settlement Options").

      (5) The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.

   Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made.

   The availability of Guaranteed Minimum Annuity Payments under Option 3 or 3A, does not limit the Owner's right to start annuity payments using the Contract's Cash Value or the Contract's Fund Value, as applicable, at any other time as permitted under the Contract.

333-92320                                                     Contract No. C7-02

                                      (6)

                       Supplement Dated August 1 , 2003
                                      to
                      Statement of Additional Information
                               Dated May 1, 2003

                            MONY L Variable Annuity

                                   Issued by

                            MONY Variable Account A
                                      and
                          MONY Life Insurance Company

   Page SAI 5--The following replaces the 30-day yields in the "30-Day Yield" subsection of the "Performance Data" section:

Yield for 30 Days Ended December 31, 2002

Subaccount                          Option 1 Option 2 Option 3
----------                          -------- -------- --------
Enterprise Total Return               2.71%    2.71%    2.71%
Janus Flexible Income                 4.38%    4.38%    4.38%
Lord Abbett Bond-Debenture            6.17%    6.17%    6.17%
MONY Government Securities            2.11%    2.11%    2.11%
MONY Long Term Bond                   4.70%    4.70%    4.70%
PIMCO Global Bond                     1.96%    1.96%    1.96%
PIMCO Real Return                     4.42%    4.42%    4.42%
PIMCO StocksPLUS Growth and Income    2.41%    2.41%    2.41%

----------
The 30-day yield is not indicative of future results.

                                      (1)

   Page SAI 8--The caption "Option 1" is inserted in the Total Return table and the following tables are added to reflect the Total Returns for Options 2 and 3:

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -23.83%         N/A           N/A          -5.23%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -21.87
Enterprise Growth......................    -30.81          N/A           N/A          -6.66
Enterprise Growth and Income...........    -33.88          N/A           N/A          -6.89
Enterprise Managed.....................    -29.38        -5.30%         6.00%          9.79
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -31.16          N/A           N/A           4.24
Enterprise Small Company Value.........    -20.60         3.42          8.89          10.57
Enterprise Total Return................       N/A          N/A           N/A          -2.43
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A
MFS(R) Total Return....................       N/A          N/A           N/A            N/A
MFS(R) Utilities.......................       N/A          N/A           N/A            N/A
MONY Government Securities.............     -6.30         3.62          3.75           4.38
MONY Long Term Bond....................     -0.91         4.56          6.11           7.83
MONY Money Market......................     -7.86         3.62          2.69           3.41

                                      (2)

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
Oppenheimer Global Securities.........     N/A           N/A           N/A           N/A
Oppenheimer Main Street(R)............     N/A           N/A           N/A           N/A
PBHG Mid-Cap..........................     N/A           N/A           N/A           N/A
PBHG Select Value.....................     N/A           N/A           N/A           N/A
PIMCO Global Bond.....................     N/A           N/A           N/A           N/A
PIMCO Real Return.....................     N/A           N/A           N/A           N/A
PIMCO StockPLUS Growth and Income.....     N/A           N/A           N/A           N/A
ProFund VP Bear.......................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity...     N/A           N/A           N/A           N/A
ProFund VP UltraBull..................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate.......     N/A           N/A           N/A           N/A

                                      (3)

                                 TOTAL RETURN
                    (assuming $1000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2002         2002           2002          2002
----------                                 ------------ ------------- -------------- ------------
AIM V.I. Basic Value......................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity..............       N/A          N/A           N/A            N/A
Alger American Balanced...................       N/A          N/A           N/A            N/A
Alger American MidCap Growth..............       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index..........       N/A          N/A           N/A            N/A
Enterprise Deep Value.....................       N/A          N/A           N/A            N/A
Enterprise Equity Income..................    -24.48%         N/A           N/A          -5.88%
Enterprise Global Socially Responsive.....       N/A          N/A           N/A         -22.52
Enterprise Growth.........................    -31.46          N/A           N/A          -7.51
Enterprise Growth and Income..............    -34.53          N/A           N/A          -7.54
Enterprise Managed........................    -30.03        -5.95%         5.35%          9.14
Enterprise Mergers and Acquisitions.......       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth...............       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond............       N/A          N/A           N/A            N/A
Enterprise Small Company Growth...........    -31.81          N/A           N/A           3.59
Enterprise Small Company Value............    -21.25         2.77          8.24           9.92
Enterprise Total Return...................       N/A          N/A           N/A          -2.86
Franklin Income Securities................       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities......       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010.................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services............       N/A          N/A           N/A            N/A
INVESCO VIF Health Services...............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications............       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation...       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income........       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth...       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture................       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income.............       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value.................       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth.....................       N/A          N/A           N/A            N/A
MFS(R) New Discovery......................       N/A          N/A           N/A            N/A
MFS(R) Total Return.......................       N/A          N/A           N/A            N/A
MFS(R) Utilities..........................       N/A          N/A           N/A            N/A
MONY Government Securities................     -6.95         2.97          3.10           3.73
MONY Long Term Bond.......................     -1.56         3.91          5.46           7.18
MONY Money Market.........................     -8.51         1.97          2.04           2.76
Oppenheimer Global Securities.............       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R)................       N/A          N/A           N/A            N/A
PBHG Mid-Cap..............................       N/A          N/A           N/A            N/A

                                      (4)

                                 TOTAL RETURN
                    (assuming $1000 payment at beginning of
                    period and surrender at end of period)

                              OPTION 3--continued
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2002         2002           2002          2002
----------                                 ------------ ------------- -------------- ------------
PBHG Select Value.........................     N/A           N/A           N/A           N/A
PIMCO Global Bond.........................     N/A           N/A           N/A           N/A
PIMCO Real Return.........................     N/A           N/A           N/A           N/A
PIMCO StockPLUS Growth and Income.........     N/A           N/A           N/A           N/A
ProFund VP Bear...........................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity.......     N/A           N/A           N/A           N/A
ProFund VP UltraBull......................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity........     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate...........     N/A           N/A           N/A           N/A

----------
   The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus, and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (5)

   Page SAI 9--The first sentence is revised to read as follows:

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below for Options 1, 2 and 3.

   Page SAI 9--The caption "Option 1" is inserted in the Non-Standardized Total Return table and the following tables are added to reflect the Non-Standardized Total Returns for Options 2 and 3:

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.18%         N/A           N/A          -5.23%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -15.05
Enterprise Growth......................    -24.77          N/A           N/A          -6.66
Enterprise Growth and Income...........    -28.11          N/A           N/A          -6.89
Enterprise Managed.....................    -23.22        -5.30%         6.00%          9.79
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........    -25.15          N/A           N/A           4.24
Enterprise Small Company Value.........    -13.67         3.42          8.89          10.57
Enterprise Total Return................       N/A          N/A           N/A           5.57
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A

                                      (6)

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)


                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
MFS(R) Total Return...................      N/A          N/A            N/A           N/A
MFS(R) Utilities......................      N/A          N/A            N/A           N/A
MONY Government Securities............      1.7%        3.62%          3.75%         4.38%
MONY Long Term Bond...................     7.09         4.56           6.11          7.83
MONY Money Market.....................     0.14         2.62           2.69          3.41
Oppenheimer Global Securities.........      N/A          N/A            N/A           N/A
Oppenheimer Main Street(R)............      N/A          N/A            N/A           N/A
PBHG Mid-Cap..........................      N/A          N/A            N/A           N/A
PBHG Select Value.....................      N/A          N/A            N/A           N/A
PIMCO Global Bond.....................      N/A          N/A            N/A           N/A
PIMCO Real Return.....................      N/A          N/A            N/A           N/A
PIMCO StockPLUS Growth and Income.....      N/A          N/A            N/A           N/A
ProFund VP Bear.......................      N/A          N/A            N/A           N/A
ProFund VP Rising Rates Opportunity...      N/A          N/A            N/A           N/A
ProFund VP UltraBull..................      N/A          N/A            N/A           N/A
Van Kampen UIF Emerging Markets Equity      N/A          N/A            N/A           N/A
Van Kampen UIF Global Value Equity....      N/A          N/A            N/A           N/A
Van Kampen UIF U.S. Real Estate.......      N/A          N/A            N/A           N/A

                                      (7)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2002         2002           2002          2002
----------                              ------------ ------------- -------------- ------------
AIM V.I. Basic Value...................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity...........       N/A          N/A           N/A            N/A
Alger American Balanced................       N/A          N/A           N/A            N/A
Alger American MidCap Growth...........       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index.......       N/A          N/A           N/A            N/A
Enterprise Deep Value..................       N/A          N/A           N/A            N/A
Enterprise Equity Income...............    -17.83%         N/A           N/A          -5.88%
Enterprise Global Socially Responsive..       N/A          N/A           N/A         -15.70
Enterprise Growth......................    -25.42          N/A           N/A          -7.31
Enterprise Growth and Income...........    -28.76          N/A           N/A          -7.54
Enterprise Managed.....................    -23.87        -5.95%         5.35%          9.14
Enterprise Mergers and Acquisitions....       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth............       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond.........       N/A          N/A           N/A            N/A
Enterprise Small Company Growth........     -25.8          N/A           N/A           3.59
Enterprise Small Company Value.........    -14.32         2.77          8.24           9.92
Enterprise Total Return................       N/A          N/A           N/A           5.14
Franklin Income Securities.............       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities...       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010..............       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services.........       N/A          N/A           N/A            N/A
INVESCO VIF Health Services............       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications.........       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth..................       N/A          N/A           N/A            N/A
MFS(R) New Discovery...................       N/A          N/A           N/A            N/A
MFS(R) Total Return....................       N/A          N/A           N/A            N/A
MFS(R) Utilities.......................       N/A          N/A           N/A            N/A
MONY Government Securities.............      1.05         2.97           3.1           3.73
MONY Long Term Bond....................      6.44         3.91          5.46           7.18
MONY Money Market......................     -0.51         1.97          2.04           2.76
Oppenheimer Global Securities..........       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R).............       N/A          N/A           N/A            N/A
PBHG Mid-Cap...........................       N/A          N/A           N/A            N/A

                                      (8)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                              OPTION 3--continued
    (Benefit Option Package which includes Step Up Value Death Benefit and
                      Guaranteed Minimum Annuity Payment)

                                                                                   For the
                                                                                 Period Since
                                         For the       For the       For the      Inception
                                       1 Year Ended 5 Years Ended 10 Years Ended   Through
                                       December 31, December 31,   December 31,  December 31,
Subaccount                                 2002         2002           2002          2002
----------                             ------------ ------------- -------------- ------------
PBHG Select Value.....................     N/A           N/A           N/A           N/A
PIMCO Global Bond.....................     N/A           N/A           N/A           N/A
PIMCO Real Return.....................     N/A           N/A           N/A           N/A
PIMCO StockPLUS Growth and Income.....     N/A           N/A           N/A           N/A
ProFund VP Bear.......................     N/A           N/A           N/A           N/A
ProFund VP Rising Rates Opportunity...     N/A           N/A           N/A           N/A
ProFund VP UltraBull..................     N/A           N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity     N/A           N/A           N/A           N/A
Van Kampen UIF Global Value Equity....     N/A           N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate.......     N/A           N/A           N/A           N/A

----------
   The table above reflects the same assumptions and results as the table appearing on the previous page, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

                                      (9)

   Page SAI 11--The caption "Option 1" is inserted in the Hypothetical Historical Total Return table (assuming $1,000 payment at beginning of period and surrender at end of period) and the following tables are added to reflect the Hypothetical Historical Total Returns for Options 2 and 3:

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -31.87%         N/A           N/A         -17.50%
AIM V.I. Mid Cap Core Equity........................................    -20.82          N/A           N/A          -5.22
Alger American Balanced.............................................    -21.80         5.19%         7.55%          6.97
Alger American MidCap Growth........................................    -36.21         2.60           N/A          10.70
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -32.40
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -23.83          N/A           N/A          -5.23
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -21.87
Enterprise Growth...................................................    -30.81          N/A           N/A          -6.66
Enterprise Growth and Income........................................    -33.88          N/A           N/A          -6.89
Enterprise Managed..................................................    -29.38        -5.30          6.00           9.79
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................    -31.16          N/A           N/A           4.24
Enterprise Small Company Value......................................    -20.60         3.42          8.89          10.57
Enterprise Total Return.............................................       N/A          N/A           N/A          -2.43
Franklin Income Securities..........................................    -10.33         1.83          6.03           7.40
Franklin Rising Dividends Securities................................    -11.30         3.64          8.21           8.26
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -22.87          N/A           N/A          -1.00
INVESCO VIF Health Services.........................................    -31.55         3.53           N/A           4.78
INVESCO VIF Telecommunications......................................    -55.53          N/A           N/A         -34.58
Janus Aspen Series Capital Appreciation.............................    -24.59         5.06           N/A           8.72
Janus Aspen Series Flexible Income..................................     -0.74         4.70           N/A           6.27
Janus Aspen Series International Growth.............................    -33.00        -2.38           N/A           5.88
Lord Abbett Bond-Debenture..........................................     -1.55          N/A           N/A          -1.27
Lord Abbett Growth and Income.......................................    -25.62         1.46          8.47           9.41
Lord Abbett Mid-Cap Value...........................................    -18.20          N/A           N/A           9.58
MFS(R) Mid Cap Growth...............................................    -48.60          N/A           N/A         -28.42
MFS(R) New Discovery................................................    -38.12          N/A           N/A           0.92
MFS(R) Total Return.................................................    -16.50         2.69           N/A           8.50
MFS(R) Utilities....................................................    -31.65        -2.75           N/A           7.10
MONY Government Securities..........................................     -6.30         3.62          3.75           4.38
MONY Long Term Bond.................................................     -0.91         4.56          6.11           7.83
MONY Money Market...................................................     -7.86         2.62          2.69           3.41

                                     (10)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
Oppenheimer Global Securities.......................................    -31.85%        3.69%        10.19%          7.67%
Oppenheimer Main Street(R)..........................................    -28.52        -4.96           N/A           6.96
PBHG Mid-Cap........................................................    -26.27          N/A           N/A           9.95
PBHG Select Value...................................................    -32.88         4.21           N/A           4.86
PIMCO Global Bond...................................................       N/A          N/A           N/A          10.87
PIMCO Real Return...................................................      7.90          N/A           N/A           9.82
PIMCO StockPLUS Growth and Income...................................    -23.98        -2.05           N/A          -2.05
ProFund VP Bear.....................................................     11.10          N/A           N/A          17.76
ProFund VP Rising Rates Opportunity.................................       N/A          N/A           N/A         -28.08
ProFund VP UltraBull................................................    -45.83          N/A           N/A         -32.95
Van Kampen UIF Emerging Markets Equity..............................    -17.39        -6.71           N/A          -6.02
Van Kampen UIF Global Value Equity..................................    -24.56        -0.93           N/A           2.08
Van Kampen UIF U.S. Real Estate.....................................    -10.51         2.53           N/A           4.85

                                     (11)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -32.52%         N/A           N/A         -18.15%
AIM V.I. Mid Cap Core Equity........................................    -21.47          N/A           N/A          -5.87
Alger American Balanced.............................................    -22.45         4.54%         6.90%          6.32
Alger American MidCap Growth........................................    -36.86         1.95           N/A          10.05
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -32.83
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -24.48          N/A           N/A          -5.88
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -22.52
Enterprise Growth...................................................    -31.46          N/A           N/A          -7.31
Enterprise Growth and Income........................................    -34.53          N/A           N/A          -7.54
Enterprise Managed..................................................    -30.03        -5.95          5.35           9.14
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................    -31.81          N/A           N/A           3.59
Enterprise Small Company Value......................................    -21.25         2.77          8.24           9.92
Enterprise Total Return.............................................       N/A          N/A           N/A          -2.86
Franklin Income Securities..........................................    -10.98         1.18          5.38           6.75
Franklin Rising Dividends Securities................................    -11.95         2.99          7.56           7.61
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -23.52          N/A           N/A          -1.65
INVESCO VIF Health Services.........................................    -32.20         2.88           N/A           4.13
INVESCO VIF Telecommunications......................................    -56.18          N/A           N/A         -35.23
Janus Aspen Series Capital Appreciation.............................    -25.24         4.41           N/A           8.07
Janus Aspen Series Flexible Income..................................     -1.39         4.05           N/A           5.62
Janus Aspen Series International Growth.............................    -33.65        -3.03           N/A           5.23
Lord Abbett Bond-Debenture..........................................     -2.20          N/A           N/A          -1.92
Lord Abbett Growth and Income.......................................    -26.27         0.81          7.82           8.76
Lord Abbett Mid-Cap Value...........................................    -18.85          N/A           N/A           8.93
MFS(R) Mid Cap Growth...............................................    -49.25          N/A           N/A         -29.07
MFS(R) New Discovery................................................    -38.77          N/A           N/A           0.27
MFS(R) Total Return.................................................    -17.15         2.04           N/A           7.85
MFS(R) Utilities....................................................    -32.30        -3.40           N/A           6.45
MONY Government Securities..........................................     -6.95         2.97          3.10           3.73
MONY Long Term Bond.................................................     -1.56         3.91          5.46           7.18
MONY Money Market...................................................     -8.51         1.97          2.04           2.76
Oppenheimer Global Securities.......................................    -32.50         3.04          9.54           7.02
Oppenheimer Main Street(R)..........................................    -29.17        -5.61           N/A           6.31
PBHG Mid-Cap........................................................    -26.92          N/A           N/A           9.30

                                     (12)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                              OPTION 3--continued
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
PBHG Select Value...................................................    -33.53%        3.56%         N/A            4.21%
PIMCO Global Bond...................................................       N/A          N/A          N/A           10.22
PIMCO Real Return...................................................      7.25          N/A          N/A            9.17
PIMCO StockPLUS Growth and Income...................................    -29.63        -2.70          N/A           -2.70
ProFund VP Bear.....................................................     10.45          N/A          N/A           17.11
ProFund VP Rising Rates Opportunity.................................       N/A          N/A          N/A          -28.51
ProFund VP UltraBull................................................    -46.48          N/A          N/A          -33.60
Van Kampen UIF Emerging Markets Equity..............................    -18.04        -7.36          N/A           -6.67
Van Kampen UIF Global Value Equity..................................    -25.21        -1.58          N/A            1.43
Van Kampen UIF U.S. Real Estate.....................................    -11.16         1.88          N/A            4.20

----------
   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee"), and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                     (13)

   SAI 12--The first sentence is revised to read as follows:

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below for Options 1, 2 and 3.

   Page SAI 12--The caption "Option 1" is inserted in the Hypothetical Historical Total Returns table (assuming $1,000 payment at beginning of period and Contract continues in force) and the following tables are added to reflect the Hypothetical Historical Total Returns for Options 2 and 3:

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -23.87%         N/A           N/A         -17.50%
AIM V.I. Mid Cap Core Equity........................................    -12.82          N/A           N/A          -5.22
Alger American Balanced.............................................    -14.98         5.19%         7.55%          6.97
Alger American MidCap Growth........................................    -30.64          2.6           N/A          10.70
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -24.40
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -17.18          N/A           N/A          -5.23
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -15.05
Enterprise Growth...................................................    -24.77          N/A           N/A          -6.66
Enterprise Growth and Income........................................    -28.11          N/A           N/A          -6.89
Enterprise Managed..................................................    -23.22        -5.30          6.00           9.79
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................    -25.15          N/A           N/A           4.24
Enterprise Small Company Value......................................    -13.67         3.42          8.89          10.57
Enterprise Total Return.............................................       N/A          N/A           N/A           5.57
Franklin Income Securities..........................................     -2.33         1.83          6.03           7.40
Franklin Rising Dividends Securities................................      -3.3         3.64          8.21           8.26
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -16.14          N/A           N/A          -0.22
INVESCO VIF Health Services.........................................    -25.57         3.53           N/A           4.78
INVESCO VIF Telecommunications......................................    -51.64          N/A           N/A         -33.76
Janus Aspen Series Capital Appreciation.............................    -18.01         5.06           N/A           8.72
Janus Aspen Series Flexible Income..................................      7.26          4.7           N/A           6.27
Janus Aspen Series International Growth.............................    -27.15        -2.38           N/A           5.88
Lord Abbett Bond-Debenture..........................................      6.45          N/A           N/A           6.14
Lord Abbett Growth and Income.......................................    -19.12         1.46          8.47           9.41
Lord Abbett Mid-Cap Value...........................................    -11.06          N/A           N/A          10.55
MFS(R) Mid Cap Growth...............................................     -44.1          N/A           N/A         -26.74

                                     (14)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                              OPTION 2--continued
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
MFS(R) New Discovery................................................    -32.72%         N/A           N/A           0.92%
MFS(R) Total Return.................................................     -9.22         2.69%          N/A           8.50
MFS(R) Utilities....................................................    -25.69        -2.75           N/A           7.10
MONY Government Securities..........................................       1.7         3.62          3.75%          4.38
MONY Long Term Bond.................................................      7.09         4.56          6.11           7.83
MONY Money Market...................................................      0.14         2.62          2.69           3.41
Oppenheimer Global Securities.......................................    -23.85         3.69         10.19           7.67
Oppenheimer Main Street(R)..........................................    -20.52        -4.96           N/A           6.96
PBHG Mid-Cap........................................................    -19.83          N/A           N/A           9.95
PBHG Select Value...................................................    -27.02         4.21           N/A           4.86
PIMCO Global Bond...................................................       N/A          N/A           N/A          18.87
PIMCO Real Return...................................................      15.9          N/A           N/A          10.80
PIMCO StockPLUS Growth and Income...................................    -22.78        -2.05           N/A          -2.05
ProFund VP Bear.....................................................      19.1          N/A           N/A          17.76
ProFund VP Rising Rates Opportunity.................................       N/A          N/A           N/A         -20.08
ProFund VP UltraBull................................................    -37.83          N/A           N/A         -32.95
Van Kampen UIF Emerging Markets Equity..............................    -10.18        -6.71           N/A          -6.02
Van Kampen UIF Global Value Equity..................................    -17.97        -0.93           N/A           2.08
Van Kampen UIF U.S. Real Estate.....................................     -2.71         2.53           N/A           4.85

                                     (15)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 3
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -24.52%         N/A           N/A         -18.15%
AIM V.I. Mid Cap Core Equity........................................    -13.47          N/A           N/A          -5.87
Alger American Balanced.............................................    -15.63         4.54%         6.90%          6.32
Alger American MidCap Growth........................................    -31.29         1.95           N/A          10.05
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -24.83
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -17.83          N/A           N/A          -5.88
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -15.70
Enterprise Growth...................................................    -25.42          N/A           N/A          -7.31
Enterprise Growth and Income........................................    -28.76          N/A           N/A          -7.54
Enterprise Managed..................................................    -23.87        -5.95          5.35           9.14
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................     -25.8          N/A           N/A           3.59
Enterprise Small Company Value......................................    -14.32         2.77          8.24           9.92
Enterprise Total Return.............................................       N/A          N/A           N/A           5.14
Franklin Income Securities..........................................     -2.98         1.18          5.38           6.75
Franklin Rising Dividends Securities................................     -3.95         2.99          7.56           7.61
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -16.79          N/A           N/A          -0.43
INVESCO VIF Health Services.........................................    -26.22         2.88           N/A           4.13
INVESCO VIF Telecommunications......................................    -52.29          N/A           N/A         -34.41
Janus Aspen Series Capital Appreciation.............................    -18.66         4.41           N/A           8.07
Janus Aspen Series Flexible Income..................................      6.61         4.05           N/A           5.02
Janus Aspen Series International Growth.............................     -27.8        -3.03           N/A           5.23
Lord Abbett Bond-Debenture..........................................       5.8          N/A           N/A           5.49
Lord Abbett Growth and Income.......................................    -19.77         0.81          7.82           8.76
Lord Abbett Mid-Cap Value...........................................    -11.71          N/A           N/A           9.50
MFS(R) Mid Cap Growth...............................................    -44.75          N/A           N/A         -27.30
MFS(R) New Discovery................................................    -33.37          N/A           N/A          -0.27
MFS(R) Total Return.................................................     -9.87         2.04           N/A           7.85
MFS(R) Utilities....................................................    -26.34         -3.4           N/A           6.45
MONY Government Securities..........................................      1.05         2.97           3.1           3.73
MONY Long Term Bond.................................................      6.44         3.91          5.46           7.18
MONY Money Market...................................................     -0.51         1.97          2.04           2.76
Oppenheimer Global Securities.......................................     -24.5         2.04          9.54           7.02
Oppenheimer Main Street(R)..........................................    -21.17       -5.614           N/A           6.31
PBHG Mid-Cap........................................................    -20.48          N/A           N/A           9.30

                                     (16)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                              OPTION 3--continued
    (Benefit Option Package which includes Step Up Value Death Benefit and
                     Guaranteed Minimum Annuity Payments)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
PBHG Select Value...................................................    -27.67%        3.56%         N/A            4.21%
PIMCO Global Bond...................................................       N/A          N/A          N/A           18.22
PIMCO Real Return...................................................     15.25          N/A          N/A           10.05
PIMCO StockPLUS Growth and Income...................................    -23.43         -2.7          N/A           -2.70
ProFund VP Bear.....................................................     18.45          N/A          N/A           17.11
ProFund VP Rising Rates Opportunity.................................       N/A          N/A          N/A          -20.51
ProFund VP UltraBull................................................    -38.48          N/A          N/A          -33.60
Van Kampen UIF Emerging Markets Equity..............................    -10.83        -7.36          N/A           -6.67
Van Kampen UIF Global Value Equity..................................    -18.62        -1.58          N/A            1.43
Van Kampen UIF U.S. Real Estate.....................................     -3.36         1.88          N/A            4.20

   These tables reflect the same assumptions and results as the preceding tables, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

                                     (17)

                                  PROSPECTUS
                               Dated May 1, 2003

             Individual Flexible Payment Variable Annuity Contract

                                   Issued By

                            MONY Variable Account A
                          MONY Life Insurance Company

   MONY Life Insurance Company (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:

Allocation of Purchase Payments and Fund Value

.. You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.

 . You can tell us to place them into a separate account. That separate account is called MONY Variable Account A.
 . If you do, you can also tell us to place your purchase payments and fund values into any of the 49 different subaccounts. Both the value of your contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, AIM Variable Insurance Funds, Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").

  . AIM Variable Insurance Funds--Series I Shares

    . AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund

  . The Alger American Fund--Class 0 Shares

    . Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio

  . Dreyfus Investment Portfolios--Service Shares

    . Small Cap Stock Index Portfolio

  . Enterprise Accumulation Trust

    . Equity Income Portfolio, Global Socially Responsive Portfolio, Growth
      Portfolio, Growth and Income Portfolio, Managed Portfolio, Multi-Cap Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Total Return Portfolio, Deep Value Portfolio, Mergers and Acquisitions Portfolio, Short Duration Bond Portfolio

  . Franklin Templeton Variable Insurance Products Trust--Class 2

    . Franklin Income Securities Fund, Franklin Rising Dividends Securities
      Fund, Franklin Zero Coupon Fund 2010

  . INVESCO Variable Investment Funds, Inc.

    . INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund,
      INVESCO VIF--Telecommunications Fund

  . Janus Aspen Series--Service Shares

    . Capital Appreciation Portfolio, Flexible Income Portfolio, International
      Growth Portfolio

  . Lord Abbett Series Fund--Class VC

    . Bond-Debenture Portfolio, Growth and Income Portfolio, Mid-Cap Value
      Portfolio

  . MFS(R) Variable Insurance Trust/SM/--Initial Class

    . MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total
      Return Series, MFS(R) Utilities Series

  . MONY Series Fund, Inc.

    . Government Securities Portfolio, Long Term Bond Portfolio, Money Market
      Portfolio

  . Oppenheimer Variable Account Funds--Service Class

    . Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA

  . PBHG Insurance Series Fund

    . PBHG Mid-Cap Portfolio, PBHG Select Value Portfolio

  . PIMCO Variable Insurance Trust--Administrative Class

    . Global Bond Portfolio, Real Return Portfolio, StocksPLUS Growth and
      Income Portfolio

  . ProFunds--Investor Shares

    . ProFund VP Bear, ProFund VP UltraBull, ProFund VP Rising Rates Opportunity

  . The Universal Institutional Funds, Inc.--Share Class I

    . Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S.
      Real Estate Portfolio

   Not all of these portfolios may be available in all markets.

Living Benefits

.. Annuity Benefits

 . This contract is designed to pay to you the fund value in periodic installments.

.. Fund Value Benefits

 . You may ask for some or all of the contract's fund value at any time. If you do, we may deduct a surrender charge.

.. Loans

 . You may borrow up to 50% of the fund value of the contract if you are a qualified retirement plan. You will have to pay interest to us on the amount borrowed.

Death Benefit

.. We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity starting date.

Fees and Charges

.. The contract allows us to deduct certain charges from the fund value. These charges are detailed in this prospectus.

For Contract Owner inquiries, write or call:

      MONY Life Insurance Company
      Policyholder Services
      P.O. Box 4720
      Syracuse, New York 13221
      1-800-487-6669

Statement of Additional Information

A Statement of Additional Information dated May 1, 2003 containing additional information about the Contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on the last page of this prospectus or by telephoning 1-800-487-6669 or, by accessing the SEC's website at http://www.sec.gov. The Table of Contents of the Statement of Additional Information can also be found on the last page of this prospectus.

Your investment in the contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

The Securities and Exchange Commission has not approved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. Please see applicable fund prospectuses for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., AIM Variable Insurance Funds, Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds and ProFunds. You should read these prospectuses carefully and keep them for future reference.

                          MONY Life Insurance Company
                    1740 Broadway, New York, New York 10019
                                1-800-487-6669

                               Table of Contents

                                                                       Page
                                                                       ----
    Summary of the Contract...........................................   1
     Definitions......................................................   1
     Purpose of the Contract..........................................   1
     Purchase Payments and Fund Values................................   1
     MONY Variable Account A..........................................   2
     Minimum Purchase Payments........................................   2
     Transfer of Fund Values..........................................   2
     Loans............................................................   2
     Surrenders.......................................................   3
     Charges and Deductions...........................................   3
     Right to Return Contract Provision...............................   3
     Death Benefit....................................................   3
     Table of Fees....................................................   4
     Other Contracts..................................................   5
    Condensed Financial Information...................................   6
    Detailed Information About the Company and MONY Variable Account A   6
     MONY Life Insurance Company......................................   6
     MONY Variable Account A..........................................   6
    The Funds.........................................................   7
     Purchase of Portfolio Shares by MONY Variable Account A..........  10
    Detailed Information About the Contract...........................  12
     Payment and Allocation of Purchase Payments......................  12
     Termination of the Contract......................................  18
    Surrenders........................................................  19
    Loans.............................................................  20
    Death Benefit.....................................................  20
     Death Benefit Provided by the Contract...........................  20
     Election and Effective Date of Election..........................  21
     Payment of Death Benefit.........................................  21
    Charges and Deductions............................................  22
     Deductions from Purchase Payments................................  22
     Charges Against Fund Value.......................................  22
     Deductions from Fund Value.......................................  23
    Annuity Provisions................................................  26
     Annuity Payments.................................................  26
     Election and Change of Settlement Option.........................  27
     Settlement Options...............................................  27
     Frequency of Annuity Payments....................................  28
     Additional Provisions............................................  28
    Other Provisions..................................................  29
     Ownership........................................................  29
     Provision Required by Section 72(s) of the Code..................  29
     Provision Required by Section 401(a)(9) of the Code..............  29
     Secondary Annuitant..............................................  30
     Assignment.......................................................  31
     Change of Beneficiary............................................  31
     Substitution of Securities.......................................  31
     Modification of the Contract.....................................  31
     Change in Operation of MONY Variable Account A...................  32
    Voting Rights.....................................................  32

                                                                  Page
                                                                  ----
         Distribution of the Contracts...........................  32
         Federal Tax Status......................................  33
          Introduction...........................................  33
          Tax Treatment of the Company...........................  34
          Taxation of Annuities in General.......................  34
          Retirement Plans.......................................  35
         Performance Data........................................  35
         Additional Information..................................  36
         Legal Proceedings.......................................  36
         Financial Statements....................................  36
         Table of Contents of Statement of Additional Information  37

                            SUMMARY OF THE CONTRACT

   This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY Variable Account A. The prospectus also briefly will describe the portfolios offered by The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, AIM Variable Insurance Funds, Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds, ProFunds and The Universal Institutional Funds, Inc. See applicable fund prospectus for more detailed information about the portfolios offered by the Funds.

Definitions

---------------------------------------------------------------------------
This prospectus contains some specialized terms. We have defined specialized terms on the page where they first appear. The definitions will appear on the page in a box like this one.
---------------------------------------------------------------------------

Purpose of the Contract

   The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

   The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY Variable Account A. Those purchase payments can accumulate for a period of time and create fund values for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund values.

   An owner may use the Contract's design to accumulate fund values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403 (other than Section 403(b)), 408, 408A and 457 of the Internal Revenue Code (the "Code").

-------------------------------------------------------------------------------
Qualified Plans -- Retirement plans that receive favorable tax treatment under
Section 401, 403, 408, 414(d), 414(e), 457 or 501(c)(18) of the Internal
Revenue Code.
Qualified Contracts -- Contracts issued under Qualified Plans.
Non-Qualified Plans -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, 408A, 414(d), 414(e), 457 or
501(c)(18) of the Internal Revenue Code.
Non-Qualified Contracts -- Contracts not issued under Qualified Plans.
-------------------------------------------------------------------------------

   The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. This payment may also be subject to a contract charge and/or income or other taxes.

Purchase Payments and Fund Values

   The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

   You may allocate your purchase payments to one or more of the subaccounts of MONY Variable Account A that are available under the Contract. The purchase payments you allocate among the various subaccounts of MONY Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY Variable Account A will increase or that the purchase payments you make will not lose value.

MONY Variable Account A

   MONY Variable Account A is a separate investment account of MONY Life Insurance Company (the "Company"). MONY Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

   The subaccounts of MONY Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Owners bear the entire investment risk for all amounts allocated to MONY Variable Account A subaccounts.

---------------------------------------------------------------------------
Owner -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner. A collateral assignee is not the Owner.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Purchase Payment -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

Net Purchase Payment -- Purchase Payment amount after deduction of any applicable taxes.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Fund Value -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, or the Loan Account, as the context requires.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Business Day -- Each day that the New York Stock Exchange is open for regular trading.
---------------------------------------------------------------------------

Minimum Purchase Payments

   The minimum purchase payment for individuals varies depending upon the purchaser of the contract and the method of paying the purchase payments. See "Payment and Allocation of Purchase Payments".

   Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract".) The Company may change any of these requirements in the future.

Transfer of Fund Values

   You may transfer fund value among the subaccounts. Transfers may be made by telephone if the proper form or the telephone authorization on a Contract application has been completed, signed, and received by the Company at its Syracuse Operations Center. See "Transfers".

Loans

   If your contract permits, you may borrow up to 50% of your Contract's fund value from the Company. Your contract will be the only security required for the loan. Contracts issued to Qualified Plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

   We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be deducted from the Contract's fund value or added to the Outstanding Debt.

Surrenders

   You may surrender all or part of the Contract at any time and receive its cash value while the annuitant is alive prior to the annuity starting date. We may impose a Surrender Charge and an Annual Contract Charge (if applicable). A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge, if applicable) reduced the Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than age 59 1/2 at the time of surrender. (See "Federal Tax Status".)

Charges and Deductions

   The Contract provides for the deduction of various charges and expenses from the fund value of the Contract.

   We pay compensation to brokers-dealers who sell the Contracts. For a discussion of this compensation, see "Distribution of the Contracts".

Right to Return Contract Provision

   You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the Right to Return Contract Period (usually within ten days) from the day you receive it. Unless state law requires otherwise, you will receive a full refund of the purchase payments received by the Company. During the Right to Return Contract period, purchase payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.5% per year.

Death Benefit

   If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. The death benefit will depend on the benefit option you selected. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death Benefit".)

-------------------------------------------------------------------------------
Annuitant -- The person upon whose continuation of life any annuity payment depends.

Secondary Annuitant -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

Beneficiary -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.
-------------------------------------------------------------------------------

                          MONY Life Insurance Company

                            MONY Variable Account A

Fee Tables

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

   The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options. State premium taxes may also be deducted.

Contractowner Transaction Expenses:
Maximum Deferred Sales Load (Surrender Charge)
  (as a percentage of purchase payments surrendered)....................................        8%/(1)/
Maximum Transfer Charge.................................................................       $25/(3)/

   The next table describes the fees and expense that you will pay periodically during the time that you own the
Contract, not including Fund portfolio company fees and expenses.

Maximum Annual Contract Charge..........................................................       $30/(2)/

Separate Account Annual Expenses (as a percentage of average account value):
   Maximum Mortality and Expense Risk Fees..............................................     1.95%/(4)/
   Total Separate Account Annual Expenses...............................................     1.95%/(4)/

----------
/(1)/The Surrender Charge percentage, which reduces to zero, is determined under a Surrender Charge schedule. See "Deductions from Fund
     Value -- Amount of Surrender Charge."

     The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of Surrender Charge. See "Charges against Fund Value -- Free Partial Surrender Amount".

/(2)/The Annual Contract charge will be waived upon any contract anniversary on which your Fund value is $50,000 or greater. See "Deductions from Fund Value -- Annual Contract Charge".

/(3)/The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a contract year, which will not exceed $25. See "Deductions from Fund Value -- Transfer Charge".

/(4)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.45% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

   The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.

                   ------------------------------------------
                       Total Annual Fund
                      Portfolio Operating
                           Expenses           Minimum Maximum
                   ------------------------------------------

                   (expenses that are          0.54%   2.83%
                   deducted from portfolio
                   company assets, including
                   management fees,
                   distributions and/or
                   services fees (12b-1
                   fees), and other expenses)
                   ------------------------------------------

Example

   This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2002.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The Example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                         $1,161 $1,685  $2,211   $4,494

       b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                          $946  $1,025  $1,083   $2,338

     2.a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                          $436  $1,318  $2,211   $4,494

       b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                          $204   $630   $1,083   $2,338

Other Contracts

   We may offer other variable annuity contracts which also may invest in the same (or many of the same) Fund portfolios offered in the contract. The contracts may have different charges that could affect their subaccounts' performance, and they may offer different benefits.

                        CONDENSED FINANCIAL INFORMATION

   No condensed financial information is included as the contract was not available for sale as of December 31, 2002.

                    DETAILED INFORMATION ABOUT THE COMPANY
                          AND MONY VARIABLE ACCOUNT A

MONY Life Insurance Company

   MONY Life Insurance Company issues the Contract. In this prospectus MONY Life Insurance Company is called the "Company". The Company is a stock life insurance company organized in the State of New York. The Company is currently licensed to sell life insurance and annuities in 50 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

   The principal offices of the Company are located at 1740 Broadway, New York, New York 10019. The Company was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company.

MONY Variable Account A

   MONY Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY Variable Account A. The assets in MONY Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

   The Company owns the assets in MONY Variable Account A. The Company is required to keep assets in MONY Variable Account A that equal the total market value of the contract liabilities funded by MONY Variable Account A. Realized or unrealized income gains or losses of MONY Variable Account A are credited or charged against MONY Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY Variable Account A. MONY Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of the Variable Account A are, however, available to cover the liabilities of our general account to the extent that the assets of the Variable Account A exceed the liabilities of the contracts supported by it.

   MONY Variable Account A was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY Variable Account A. For state law purposes, MONY Variable Account A is treated as a part or division of the Company.

   MONY Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our general account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in the law. In the future, the Company may establish additional subaccounts or eliminate subaccounts of MONY Variable Account A. Future subaccounts may invest in other portfolios of the Funds or in other securities. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

                                   THE FUNDS

   Each available subaccount of MONY Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract.

   The Funds (except for Janus Aspen Series Capital Appreciation Portfolio) are diversified, open-end management investment companies. The Janus Aspen Series Capital Appreciation Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund. The Funds are registered with the SEC under the Investment Company Act of 1940. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

   Not all Funds may be available in all states or in all markets.

   The following table lists the subaccounts of MONY Variable Account A that are available to you, their respective types and the names of the portfolio investment adviser and sub-advisers, as applicable. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for amounts allocated to MONY Variable Account A. You bear the investment risk of investing in the portfolios.

                                                                 Adviser
      Subaccount                 Fund Type           (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------
                       AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------
AIM V.I. Basic Value            Large Value          A I M Advisors, Inc.
Subaccount
--------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core         Mid-Cap Growth         A I M Advisors, Inc.
Equity Subaccount
--------------------------------------------------------------------------------------
                          THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------------
Alger American                Domestic Hybrid        Fred Alger Management, Inc.
Balanced Subaccount
--------------------------------------------------------------------------------------
Alger American                Mid-Cap Growth         Fred Alger Management, Inc.
MidCap Growth
Subaccount
--------------------------------------------------------------------------------------
                       DREYFUS INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------------
Dreyfus IP Small Cap           Small Growth          The Dreyfus Corporation
Stock Index Subaccount
--------------------------------------------------------------------------------------
                       ENTERPRISE ACCUMULATION TRUST
--------------------------------------------------------------------------------------
Enterprise Deep Value           Large Value          Enterprise Capital Management,
Subaccount                                           Inc. (subadvised by Wellington
                                                     Management, LLP)
--------------------------------------------------------------------------------------
Enterprise Equity               Large Value          Enterprise Capital Management,
Income Subaccount                                    Inc. (subadvised by Boston
                                                     Advisors, Inc.)
--------------------------------------------------------------------------------------
Enterprise Global               World Stock          Enterprise Capital Management,
Socially Responsive                                  Inc. (subadvised by Rockefeller &
Subaccount                                           Co., Inc.)
--------------------------------------------------------------------------------------
Enterprise Growth              Large Growth          Enterprise Capital Management,
Subaccount                                           Inc. (subadvised by Montag &
                                                     Caldwell, Inc.)
--------------------------------------------------------------------------------------

                                                                Adviser
      Subaccount                Fund Type           (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------
Enterprise Growth and          Large Value         Enterprise Capital Management,
Income Subaccount                                  Inc. (subadvised by UBS Global
                                                   Asset Management (Americas)
                                                   Inc.)
--------------------------------------------------------------------------------------
Enterprise Managed             Large Value         Enterprise Capital Management,
Subaccount                                         Inc. (subadvised by Wellington
                                                   Management Company, LLP)
--------------------------------------------------------------------------------------
Enterprise Mergers and        Mid-Cap Blend        Enterprise Capital Management,
Acquisitions                                       Inc. (subadvised by GAMCO
Subaccount                                         Investors, Inc.)
--------------------------------------------------------------------------------------
Enterprise Multi-Cap         Mid-Cap Growth        Enterprise Capital Management,
Growth Subaccount                                  Inc. (subadvised by Fred Alger
                                                   Management Inc.)
--------------------------------------------------------------------------------------
Enterprise Short             Short-Term Bond       Enterprise Capital Management,
Duration Bond                                      Inc. (subadvised by MONY
Subaccount                                         Capital Management, Inc.
--------------------------------------------------------------------------------------
Enterprise Small              Small Growth         Enterprise Capital Management,
Company Growth                                     Inc. (subadvised by William D.
Subaccount                                         Witter, Inc.)
--------------------------------------------------------------------------------------
Enterprise Small               Small Value         Enterprise Capital Management,
Company Value                                      Inc. (subadvised by Gabelli Asset
Subaccount                                         Management Company)
--------------------------------------------------------------------------------------
Enterprise Total         Intermediate-Term Bond    Enterprise Capital Management, Inc.
Return Subaccount                                  (subadvised by Pacific Investment
                                                   Management Company, LLP)
--------------------------------------------------------------------------------------
                       FRANKLIN TEMPLETON VARIABLE
                        INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------
Franklin Income              Domestic Hybrid       Franklin Advisers, Inc.
Securities Subaccount
--------------------------------------------------------------------------------------
Franklin Rising               Mid-Cap Value        Franklin Advisory Service, LLC
Dividends Securities
Subaccount
--------------------------------------------------------------------------------------
Franklin Zero Coupon     Intermediate Government   Franklin Advisers, Inc.
2010 Subaccount
--------------------------------------------------------------------------------------
                       INVESCO VARIABLE INVESTMENT
                               FUNDS, INC.
--------------------------------------------------------------------------------------
INVESCO VIF                Specialty-Financial     INVESCO Funds Group, Inc.
Financial Services
Subaccount
--------------------------------------------------------------------------------------
INVESCO VIF --              Specialty-Health       INVESCO Funds Group, Inc.
Health Sciences
Subaccount
--------------------------------------------------------------------------------------
INVESCO VIF --            Specialty-Technology     INVESCO Funds Group, Inc.
Telecommunications
Subaccount
--------------------------------------------------------------------------------------
                           JANUS ASPEN SERIES
--------------------------------------------------------------------------------------
Janus Aspen Series            Large Growth         Janus Capital
Capital Appreciation
Subaccount
--------------------------------------------------------------------------------------

                                                                      Adviser
     Subaccount                    Fund Type              (and Sub-Adviser, as applicable)
-------------------------------------------------------------------------------------------
Janus Aspen Series             Multisector Bond           Janus Capital
Flexible Income
Subaccount
-------------------------------------------------------------------------------------------
Janus Aspen Series               Foreign Stock            Janus Capital
International Growth
Subaccount
-------------------------------------------------------------------------------------------
                            LORD ABBETT SERIES FUND
-------------------------------------------------------------------------------------------
Lord Abbett Bond-               High Yield Bond           Lord, Abbett & Co. LLC
Debenture Subaccount
-------------------------------------------------------------------------------------------
Lord Abbett Growth                Large Value             Lord, Abbett & Co. LLC
and Income
Subaccount
-------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap              Mid-Cap Value            Lord, Abbett & Co. LLC
Value Subaccount
-------------------------------------------------------------------------------------------
                      MFS(R) VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth           Mid-Cap Growth            MFS(R) Investment Management
Subaccount
-------------------------------------------------------------------------------------------
MFS(R) New Discovery             Small Growth             MFS(R) Investment Management
Subaccount
-------------------------------------------------------------------------------------------
MFS(R) Total Return             Domestic Hybrid           MFS(R) Investment Management
Subaccount
-------------------------------------------------------------------------------------------
MFS(R) Utilities              Specialty-Utilities         MFS(R) Investment Management
Subaccount
-------------------------------------------------------------------------------------------
                            MONY SERIES FUND, INC.
-------------------------------------------------------------------------------------------
MONY Government                Short Government           MONY Life Insurance Company
Securities Subaccount                                     of America
-------------------------------------------------------------------------------------------
MONY Long Term                  Long-Term Bond            MONY Life Insurance Company
Bond Subaccount                                           of America
-------------------------------------------------------------------------------------------
MONY Money Market                Money Market             MONY Life Insurance Company
Subaccount                                                of America
-------------------------------------------------------------------------------------------
                         OPPENHEIMER VARIABLE ACCOUNT
                                     FUNDS
-------------------------------------------------------------------------------------------
Oppenheimer Global                World Stock             Oppenheimer Funds, Inc.
Securities Subaccount
-------------------------------------------------------------------------------------------
Oppenheimer Main                  Large Blend             Oppenheimer Funds, Inc.
Street(R) Subaccount
-------------------------------------------------------------------------------------------
                          PBHG INSURANCE SERIES FUND
-------------------------------------------------------------------------------------------
PBHG Mid-Cap                     Mid-Cap Value            Pilgrim Baxter & Associates, Ltd.
Subaccount
-------------------------------------------------------------------------------------------
PBHG Select Value                 Large Value             Pilgrim Baxter & Associates, Ltd.
Subaccount
-------------------------------------------------------------------------------------------
                        PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------
PIMCO Global Bond           Intermediate-Term Bond        Pacific Investment Management
Subaccount                                                Company LLC
-------------------------------------------------------------------------------------------

                                                               Adviser
     Subaccount               Fund Type            (and Sub-Adviser, as applicable)
-------------------------------------------------------------------------------------
PIMCO Real Return     Intermediate U.S. Treasury  Pacific Investment Management
Subaccount                                        Company LLC
-------------------------------------------------------------------------------------
PIMCO StocksPLUS             Large Blend          Pacific Investment Management
Growth and Income                                 Company LLC
Subaccount
-------------------------------------------------------------------------------------
                               PROFUNDS
-------------------------------------------------------------------------------------
ProFund VP Bear              Bear-Market          ProFund Advisors
Subaccount
-------------------------------------------------------------------------------------
ProFund VP Rising         Inverse Long Bond       ProFund Advisors
Rates Subaccount
-------------------------------------------------------------------------------------
ProFund VP UltraBull         Large Blend          ProFund Advisors
-------------------------------------------------------------------------------------
                     THE UNIVERSAL INSTITUTIONAL
                             FUNDS, INC.
-------------------------------------------------------------------------------------
Van Kampen UIF       Diversified Emerging Markets Morgan Stanley Investment
Emerging Markets                                  Management Inc., which does
Equity Subaccount                                 business in certain instances using
                                                  the name "Van Kampen," is the
                                                  investment adviser to The
                                                  Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------
Van Kampen UIF               World Stock          Morgan Stanley Investment
Global Value Equity                               Management Inc., which does
Subaccount                                        business in certain instances using
                                                  the name "Van Kampen," is the
                                                  investment adviser to The
                                                  Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------
Van Kampen UIF          Specialty-Real Estate     Morgan Stanley Investment
U.S. Real Estate                                  Management Inc., which does
Subaccount                                        business in certain instances using
                                                  the name "Van Kampen," is the
                                                  investment adviser to The
                                                  Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------

   Each Owner should periodically review their allocation of Purchase Payments and Fund Values among the subaccounts in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds. The prospectus for each of the Funds should be read carefully together with this prospectus before investing.

Purchase of Portfolio Shares by MONY Variable Account A

   MONY Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

   . Collect charges under the Contracts.

   . Pay Cash Value on full surrenders of the Contracts.

   . Fund partial surrenders.

   . Provide benefits under the Contracts.

   . Transfer assets among the subaccounts of MONY Variable Account A as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

   . Reinvested immediately at net asset value in shares of that portfolio.

   . Kept as assets of the corresponding subaccount.


  Cash Value -- The Contract's Fund Value, less (1) any applicable Surrender Charge, (2) any outstanding loan, and (3) any applicable Annual Contract charge.

   Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

   When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

   The Boards of Directors or Trustees of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

   The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

   The Company has entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of MONY Variable Account A and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive may be significant.

   In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contracts for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

                    DETAILED INFORMATION ABOUT THE CONTRACT

   The Fund Value in MONY Variable Account A provides many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY Variable Account A. There may be differences in your Contract such as differences in fees, charges, and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.

Payment and Allocation of Purchase Payments

  Issue Ages

   The issue ages of the Annuitant under the Contract are 0-85.

  Issuance of the Contract

   Individuals who want to buy a Contract must:

      (1) Complete an application;

      (2) Personally deliver the application to

          (a) a licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

          (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by MSC to sell the Contract;

      (3) Pay the minimum initial Purchase Payment.

   If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two Business Days. We will apply any additional premium payments you make on the Business Day we receive them.

   The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

   The minimum initial purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial purchase payment for each situation.

                    Use of Contract or
             Method of Making Purchase Payment                 Minimum Initial Purchase Payment
---------------------------------------------------------------------------------------------------

Individual retirement accounts and annuities under Section  $2,000
408 of the Code (other than Simplified Employee Pensions).
---------------------------------------------------------------------------------------------------

Non-Qualified Plans.                                        $10,000
---------------------------------------------------------------------------------------------------

H.R. 10 plans (self-employed individuals' retirement plans  $600 under 401 or 403(c) of the Code), certain corporate or
association retirement plans, Simplified Employee Pensions
under Section 408 and 408A of the Code.
---------------------------------------------------------------------------------------------------

Annuity purchase plans sponsored by certain tax-exempt      $600
organizations, governmental entities and deferred
compensation plans under Section 457 of the Code.
---------------------------------------------------------------------------------------------------

Payroll deduction and automatic checking account withdrawal Annualized rate of $600 (i.e., $600 per
plans.                                                      year, $300 semiannually, $150 quarterly
                                                            or $50 per month)
---------------------------------------------------------------------------------------------------

Government Allotment Plans                                  $50 per month

  Government Allotment Plans -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time--before the annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

   The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

      (1) Cumulative Purchase Payments made under any one or more Contracts held by the Owner, less

      (2) The amount of any prior partial surrenders and their Surrender Charges exceed $1,500,000.

   The Company reserves the right to reject an application for any reason permitted by law.

  Effective Date -- The date the contract begins as shown in the Contract.

   Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

      (1) The Contract is issued by the Company, and

      (2) The Contract is accepted by the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner. Net Purchase Payments will be held in the Company's General Account if:

      (1) The application is approved,

      (2) The Contract is issued, and

      (3) The Owner accepts the Contract.

These amounts will be held in that Account pending end of the Right to Return Contract Period. (See below.) Interest will be credited on amounts held in the General Account beginning on the date the amounts are received. Amounts are received on the day of actual receipt at the Company's Operations Center.

  Tax-Free 'Section 1035' Exchanges

   The Owner can generally exchange one, or a portion of one, annuity contract for another in a 'tax-deferred exchange' under Section 1035 of the Internal Revenue Code. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one, or part of one, described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

  Right to Return Contract Provision

   The Owner may return the Contract during the Right to Return Contract Period (usually within 10 days, or any longer period if required by applicable state law) of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to all purchase payments received by the Company less any withdrawals.

  Allocation of Payments and Fund Value

   Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY Variable Account
A. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the Right to Return Contract Period. The Net Purchase Payments will earn interest at a rate not less than 3.5% per year beginning on the later of

      (1) the Effective Date of the Contract, or

      (2) the date the Payment is received at the Company's Operations Center.

   Net Purchase Payments allocated to the subaccounts will earn 3.5% annual interest until the Right to Return Contract Period expires (See "Right to Return Contract Provision" above.) After the Right to Return Contract Period has expired, the value of Net Purchase Payments allocated to the subaccounts will automatically be transferred to MONY Variable Account A subaccount(s) according to the Owner's percentage allocation.

   After the Right to Return Contract Period, under a non-automatic payment plan, if the Owner does not:

      (1) Specify the amount to be allocated among subaccounts, or

      (2) Specify the percentage to be allocated among subaccounts, or

      (3) The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 5% of the Net Purchase Payment. Allocation percentages must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

   The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate telephone allocation. The Company reserves the right to deny any telephone, facsimile or via the web allocation request. See "Telephone/Fax/Web Transactions." Any such change, whether made in writing or by telephone, will be effective when recorded on the records of the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

  Calculating Unit Values for Each Subaccount

   When allocated Purchase Payments are received they are credited to subaccounts of MONY Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

   The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

      (1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

      (2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business day, minus

      (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

   The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Fund Value

   The Contract's Fund Value will reflect:

   . The investment performance of the selected subaccount(s) of MONY Variable
     Account A.

   . Any Net Purchase Payments.

   . Any Transfer Charges.

   . Any Partial Surrenders.

   . All Contract charges (including surrender charges) imposed.

There is no guaranteed minimum Fund Value. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

   The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract".)

   After amounts allocated to the subaccounts are transferred from the General Account to MONY Variable Account A, at the end of each Business Day, the Contract's Fund Value will be computed as follows:

      (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on the Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract;

      (2) Add the value attributable to any loan account;

      (3) Add any Net Purchase Payment received on that Business Day;

      (4) Subtract any partial surrender amount and its Surrender Charge made on that Business Day;

      (5) Subtract any Annual Contract Charge and/or transfer charge deductible on that Business Day.

   In computing the Contract's Fund Value, the number of subaccount units allocated to the Contracts is determined after any transfers among subaccounts. Any transfer charges are also deducted. However, the computation of the Contract's Fund Value is done before any other Contract transactions on the Business Day, such as:

   . Receipt of Net Purchase Payments.

   . Partial Surrenders.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

   Transfers. You may transfer the value of the Contract among the subaccounts after the Right to Return Contract Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company's Operations Center. See "Telephone/Fax/Web Transactions." Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. See "Allocations of Payments and Fund Value". Currently, there are no limitations on the number of transfers between subaccounts.

   Transfers may be postponed for any period during which

      (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

      (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

      (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

   A transfer charge is not currently imposed on transfers. (See "Charges Against Fund Value -- Transfer Charge".) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer after the first twelve transfers in any Contract Year. If imposed the charge will be deducted from the first subaccount(s) you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. Transfers under the Dollar Cost Averaging, Dollar Cost Averaging Plus, Auto Rebalancing and the Asset Allocation programs are not counted toward any limitation on free transfers. A transfer resulting from the first reallocation of Fund Value at the end of the Right to Return Contract Period will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

  Contract Year -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

   Transfers by Third Parties. As a general rule and as a convenience to Owners, the Company allows an Owner to give a third party the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. In instances where the Company identifies a pattern of activity by a third party which may be disadvantageous to the other Owners, the Company will contact third parties in writing to advise them that any such future activity will be disallowed.

  Telephone/Facsimile/Web Transactions

   Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to modify or terminate the request. If all telephone lines are busy or the internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.

   The Company has adopted rules relating to changes of allocations by telephone which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:

      (1) The Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

      (2) The Owner will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are registered representatives of MSC or by calling 1-800-487-6669. The telephone allocation privileges may also be elected by completing the telephone authorization section on the Contract application. The Company's form or a Contract application with the telephone authorization completed must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

   Special Note on Reliability. Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

  Other Available Features

   Dollar Cost Averaging (DCA) Program. Dollar cost averaging is an investment strategy whereby fixed dollar amounts of an investment are purchased at regular intervals regardless of price. The minimum amount that may be allocated to the DCA Program is $5,000. Amounts allocated to the DCA Program are allocated to the MONY Money Market Subaccount. Each month or each quarter (as selected by the Owner), amounts are transferred from the MONY Money Market Subaccount into one of the other subaccounts as chosen by the Owner. Transfers will be processed until the amounts allocated to the DCA Program are exhausted, or the Owner instructs the Company in writing to stop the transfers.

   The DCA Program neither ensures a profit nor guarantees against a loss in a declining market.

   Dollar Cost Averaging Plus (DCA+) Program. The DCA+ Program is also a program whereby fixed dollar amounts of an investment are purchased at regular intervals regardless of price. Amounts allocated to the DCA+ Program are allocated to the General Account and earn a rate of interest that is declared monthly by the Company based on prevailing fixed investment yields in the General Account. Unlike the DCA Program where amounts are allocated to the MONY Money Market Subaccount and earn the rate of interest applicable to such Subaccount until the amounts are exhausted, the DCA+ Program allows an Owner to earn a specified rate of interest for a specific time period on amounts allocated to the DCA+ Program. Please remember, however, that the interest credited is on a declining amount of Fund Value participating in the program.

   The amounts allocated to the DCA+ Program are transferred automatically every month or quarter over a stated period of time to the subaccounts selected by the Owner. Transfers will be processed until the amounts allocated to the DCA+ Program are exhausted, or the Owner instructs the Company to immediately transfer remaining amounts to the subaccounts selected.

   The minimum amount that may be allocated to the DCA+ Program is $5,000.

   The DCA+ Program neither ensures a profit nor guarantees against a loss in a declining market.

   Auto Rebalancing Program. The Auto Rebalancing Program allows an Owner to reallocate amounts held in the subaccounts to match a predetermined allocation. The Fund Value will automatically be reallocated quarterly, semi-annually or annually as selected by the Owner.

   The Auto Account Rebalancing Program neither ensures a profit nor guarantees against a loss in a declining market.

   Asset Allocation Program. The Asset Allocation Program can help an Owner determine what type of investor they are and provides information to an Owner as to the allocation of purchase payments among the subaccounts. An Owner may choose to participate in the program by completing a questionnaire that will help determine an appropriate asset allocation strategy. An Owner's financial needs, investment time horizon and risk tolerance are matched with a suitable diversified portfolio model. To complete the process, an Owner may allocate Purchase Payments according to the allocations that correspond to the specific model portfolios. There is no assurance that your participation in the asset allocation program will achieve your investment objectives.

   There is no charge for the Dollar Cost Averaging, Dollar Cost Averaging Plus, Auto Rebalancing and the Asset Allocation programs. The Company reserves the right to modify or discontinue any of these programs.

Termination of the Contract

   The Contract will remain in effect until the earlier of

      (1) the date the Contract is surrendered in full,

      (2) the date annuity payments start,

      (3) the Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Fund Value in the subaccounts remains in the Contract, or

      (4) the date the Death Benefit is payable under the Contract.

  Contract Anniversary -- An anniversary of the Effective Date of the Contract.

                                  SURRENDERS

   The Owner may elect to make a surrender of all or part of the Contract's value provided it is:

   . On or before the annuity payments start, and

   . During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

   The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less

      (1) any applicable Surrender Charge,

      (2) any applicable Annual Contract Charge, and

      (3) any outstanding debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Fund Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any Surrender Charge will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge, if applicable) reduced Fund Value.

   A surrender will result in the cancellation of units as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any Surrender Charge and any applicable Annual Contract Charge. For a partial surrender, the Company will cancel units of the particular subaccounts under the allocation specified by the Owner. The unit value will be calculated as of the end of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 5% of the partial surrender must be allocated to any subaccount designated by the Owner. The request will not be accepted if

   . there is insufficient Fund Value in a subaccount to provide for the requested allocation against it, or

   . the request is incorrect.

   Any surrender charge and Annual Contract charge will be allocated against each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender.

   The amount of any cash surrender, death benefit or transfer payable from MONY Variable Account A will be paid in accordance with the requirements of the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

      (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

      (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

      (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions".)

   Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

   The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status".)

   Please note: If mandated under applicable law, we may be required to reject a purchase payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.

                                     LOANS

   Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

   . The term of the loan must be 5 years or less.

   . Repayments are required at least quarterly and must be substantially level.

   . The loan amount is limited to certain dollar amounts as specified by the IRS.

   The Owner (Plan Trustee) must certify that these conditions are satisfied.

   In any event, the maximum outstanding loan on a contract is 50% of the Fund Value of the subaccounts. Loans are not permitted before the end of the Right to Return Period. In requesting a loan, the Contract Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loan amount requests may be either by amount or percentage. Percentages must be in whole percentages (totaling 100%). At least 5% of the requested loan amount must be allocated to any of the subaccounts specified by the Owner. If the Contract Owner fails to specify subaccounts or if the allocation is incorrect, the request for a loan will be returned to the Contract Owner.

   Values are transferred to a loan account that earns interest at an annual rate of 3.5%. The annual loan interest rate charged on outstanding loans will be 6%.

   Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

                                 DEATH BENEFIT

Death Benefit Provided by the Contract

   The Company will pay a Death Benefit to the Beneficiary if

      (1) the Annuitant dies, and

      (2) the death occurs before the annuity payments start.

   The amount of the Death Benefit will be the greater of:

      (1) The Fund Value less any Outstanding Debt on the date due proof of the Annuitant's death is received by the Company; or

      (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges and less any Outstanding Debt.

   If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

Election and Effective Date of Election

   The owner may elect to have the Death Benefit of the Contract applied under one of four Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place

      (1) during the lifetime of the Annuitant, and

      (2) before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

      (1) to receive the Death Benefit in the form of a cash payment; or

      (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

   Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

Payment of Death Benefit

   If the Death Benefits are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

      (1) the election becomes effective, or

      (2) the election is considered to become effective, and

      (3) due proof of death is received.

The Company may be permitted to postpone such payment from amounts payable from MONY Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. The Beneficiary may elect to have the Death Benefit transferred to an interest bearing checking account and make partial or full withdrawals from such account through a checkbook provided to the beneficiary.

                            CHARGES AND DEDUCTIONS

   The following table summarizes the charges and deductions under the Contract:


                                    Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------------
Tax Charge                                        Range for State and local premium tax -- 0%
                                                  to 3.5%/(1)/. Federal -- Currently 0%
                                                  (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------

                              Daily Deductions from MONY Variable Account A
------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                   Maximum daily rate 0.005342%
Annual Rate deducted daily from average daily net Maximum annual rate 1.95%
assets
------------------------------------------------------------------------------------------------------------

                                       Deductions from Fund Value
------------------------------------------------------------------------------------------------------------
Annual Contract Charge                            Maximum Annual Contract Charge
                                                  Maximum of $30/(2)/
------------------------------------------------------------------------------------------------------------
Transaction and Other Charges                     Maximum Transaction and Other Charges
Transfer Charge
Current charge is $0.                                The Company has reserved the right to impose
                                                  a charge for each transfer after the first 12 transfers
                                                  in a Contract Year which will not exceed $25.
------------------------------------------------------------------------------------------------------------
Surrender Charge                                  See grading schedule and "Charges and
Grades from 8% to 0% of each Purchase Payment     Deductions -- Charges Against Fund Value" for
surrendered based on a schedule                   details of how it is computed.
------------------------------------------------------------------------------------------------------------

/(1)/ Company currently assumes responsibility; current charge to Owner 0%. /(2)/ The Annual Contract Charge will be waived upon any Contract Anniversary on which your Fund Value is $50,000 or greater, except where the Owner makes a full surrender of the Fund Value under the Contract.

The following provides additional details of the charges and deductions under the Contract.

Deductions from Purchase Payments

   Deductions may be made from purchase payments for state and local premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Owner.

Charges Against Fund Value

  Daily Deduction from MONY Variable Account A

   Mortality and Expense Risk Charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY Variable Account A. The charge varies based on the benefit option package selected.

   The daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.45% from the value of the net assets of MONY Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003973% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

   The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Death Benefit. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

   If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.

Deductions from Fund Value

   Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and MONY Variable Account A. An Annual Contract Charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

   Any applicable Annual Contract Charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary. If applicable, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start. The Annual Contract Charge is also deducted upon a full surrender.

   The amount of the charge will be allocated against each subaccount of MONY Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Charge.

   An Annual Contract Charge will be waived and will not be deducted upon any contract anniversary on which your Fund Value is $50,000 or greater. The Annual Contract charge will not be waived upon a full surrender regardless of Fund Value.

   Transfer Charge. Contract value may be transferred among the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not impose a transfer charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner after the first 12 transfers in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account from which the first transfer is made.

   Surrender Charge. A contingent deferred sales charge (called a "Surrender Charge") will be imposed as applicable under the Surrender Charge Schedule when a full or partial surrender is requested or at the start of annuity benefits. (See "Deductions from Fund Value -- Amount of Surrender Charge".)

   The Surrender Charge will never exceed 8% of the total purchase payments surrendered. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge".)

   A Surrender Charge will be computed when a surrender is made and will be deducted from the Fund Value if all or a part of the Contract's Cash Value (See "Surrenders") is surrendered.

   A Surrender Charge is calculated separately for each purchase payment that is surrendered. For purposes of determining the Surrender Charge, surrenders will be attributed to payments on a first-in, first-out basis. The first payment to the Contract is considered first-in and the first withdrawal is considered first-out.

   A Surrender Charge will not be imposed:

      (1) Against purchase payments surrendered after four contract anniversaries since the date such purchase payments were received.

      (2) To the extent necessary to permit the Owner to obtain an amount equal to the Free Partial Surrender Amount (See "Free Partial Surrender Amount").

      (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options").

      (4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

          (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

          (b) the confinement must have been prescribed by a physician;

          (c) the 90-day period must have started after the Contract's first anniversary; and

          (d) the Annuitant is age 0-75 at the time the Contract is issued.

 Nursing Home* -- A facility which

 (a)is licensed by or legally operated in a state as a skilled or intermediate care facility;

 (b)provides 24 hour per day nursing care under the supervision of a registered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;

 (c)is under the supervision of a physician; and

 (d)maintains a daily clinical record of each patient in conformance with a plan of care.

 A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.

In no event will the aggregate Surrender Charge exceed 8% of the total purchase payments surrendered. The amount deducted from the Fund Value to cover the surrender charge is not subject to the surrender charge.

   For a partial surrender, the Surrender Charge will be deducted from any remaining Fund Value, if sufficient. If the Fund Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against each subaccount of Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

   No Surrender Charge will be deducted from Death Benefits except as described in "Death Benefit".

   Amount of Surrender Charge. The amount of the Surrender Charge is determined as follows:

      Step 1. Allocate purchase payments on a first-in, first-out basis to the amount surrendered (any purchase payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges);
              and

      Step 2. Multiply each such allocated purchase payment by the appropriate surrender charge percentage determined on the basis of the table below:

              Surrender Charge Percentage Table
-------------------------------------------------------------

# of Contract Anniversaries Since
  Purchase Payment Was Received   Surrender Charge Percentage
-------------------------------------------------------------
                0                             8%
-------------------------------------------------------------
                1                             8%
-------------------------------------------------------------
                2                             6%
-------------------------------------------------------------
                3                             4%
-------------------------------------------------------------
            4 or more                         0%
-------------------------------------------------------------

        Step 3. Add the products of each multiplication in Step 2 above.

   Free Partial Surrender Amount. The surrender charge may be reduced by using the Free Partial Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

      (1) For Qualified Contracts, (other than Contracts issued for IRAs), an amount up to the greater of:

          (a) $10,000 (but not more than the Contract's Fund Value), or

          (b) 10% of the Contract's Fund Value (at the beginning of the Contract year, except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested)

may be received in each Contract Year without a surrender charge.

      (2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year of the Contract may be received in each Contract Year without a surrender charge.

   Contract Fund Value here means the Fund Value at the beginning of the contract year in the subaccounts (not the Loan Account).

   The Free Partial Surrender amount will only reduce surrender charges to the extent that the amount surrendered exceeds purchase payments made more than four contract anniversaries ago.

  Taxes

   Currently, no charge will be made against MONY Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY Variable Account A may also be made. (See "Federal Tax Status".)

  Investment Advisory and Other Fees

   Because MONY Variable Account A purchases shares of the Funds, the net assets of MONY Variable Account A will reflect the investment advisory fee and other expenses incurred by the Funds. See "Table of Fees" for a table which shows the fees and expenses and "The Funds" for a table setting forth the investment advisory fees.

   We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information.

  Additional Information

   We may reduce or eliminate the Annual Contract Charge and the Surrender Charges described previously for any particular Contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales administrative services than those contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrate expenses. We will state the exact amount of Annual Contract Charge and Surrender Charges applicable to a particular contract in that Contract.

                              ANNUITY PROVISIONS

Annuity Payments

   Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be

      (1) no earlier than the Contract Anniversary after the Annuitant's 10th birthday, and

      (2) no later than the Contract Anniversary after the Annuitant's 95th birthday.

   The minimum number of years from the Effective Date to the start of annuity payments is 10. While the Annuitant is living, the date when annuity payments start may be:

      (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

      (2) Deferred from time to time by the Owner by written notice to the Company.

   The date when annuity payments start will be advanced or deferred if:

      (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

      (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

   A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

   When annuity payments start, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any state taxes which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) will be applied to provide an annuity.

   A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

Election and Change of Settlement Option

   Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a Settlement Option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect

      .  one or more of the Settlement Options described below, or

      .  another settlement option as may be agreed to by the Company.

The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected.

   Settlement Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "Death Benefit" and "Surrenders".)

   Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

Settlement Options

   Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of MONY Variable Account A.

   Settlement Option 1 -- Interest Income: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Option will continue until the earlier of the date the payee dies or the date you elect another Settlement Option.

   Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

   Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

   Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income, depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

   Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

   The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

   The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

   Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

   In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

Frequency of Annuity Payments

   At the time the Settlement Option is chosen, the payee may request that it be paid:

  .  Quarterly

  .  Semiannually

  .  Annually

If the payee does not request a particular installment payment, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

Additional Provisions

   The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

   The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

   Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

   The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

   Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                               OTHER PROVISIONS

Ownership

   The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

      (1) A change in Owner is requested, or

      (2) A successor owner becomes the Owner.

   The Owner may name a successor owner or a new Owner at any time. If the Owner dies, the successor owner, if living, becomes the Owner. Any request for change must be

      (1) made in writing, and

      (2) received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or successor owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax advisor prior to changing Owners.

Provision Required by Section 72(s) of the Code

   The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

      (1) The Owner dies before the start of annuity payments, and

      (2) The Owner's spouse is not the successor owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

   The surrender proceeds may be paid over the life of the successor owner if the successor owner chooses that option.

   Payments must begin no later than one year after the date of death. If the successor owner is a surviving spouse, then the surviving spouse may be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

   If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

Provision Required by Section 401(a)(9) of the Code

   The entire interest of a Qualified Plan participant under the Contract generally will be distributed to the Owner on the required beginning date. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed

      (1) over the life of such Participant, or

      (2) the lives of such Participant and his/her Designated Beneficiary.

   If (i) distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if

      (1) the Participant dies before the start of such distributions, and

      (2) there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions can begin by the December 31 following the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

   It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 408 and 408A of the Code.

Secondary Annuitant

   Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuitization, either

      (1) in the application for the Contract, or

      (2) after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to

      (1) any payment made by the Company, or

      (2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

   On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

      (1) The death of the Annuitant must have occurred before the Annuity Commencement Date;

      (2) The Secondary Annuitant is living on the date of the Annuitant's death;

      (3) If the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

      (4) If the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

   Effect of Secondary Annuitant's Becoming the Annuitant. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

Assignment

   The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

   If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

   Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.

Change of Beneficiary

   So long as the Annuitant is living, the Owner may change the Beneficiary or Successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

Substitution of Securities

   The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if

      (1) the shares of any portfolio of the Funds is no longer available for investment by MONY Variable Account A, or

      (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the New York Insurance Department. We also will obtain any other required approvals.

Modification of the Contract

   Upon notice to the Owner, the Contract may be modified by the Company, but only if such modification

      (1) is necessary to make the Contract or MONY Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject, or

      (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts, or

      (3) is necessary to reflect a change in the operation of MONY Variable Account A or the subaccounts, or

      (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

Change in Operation of MONY Variable Account A

   MONY Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

      (1) at the Company's election, and

      (2) subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

   All of the assets held in the subaccounts of MONY Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

   To the extent required by law, the Company will vote the shares of each of the Funds held in MONY Variable Account A (whether or not attributable to Owners).

   We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

   We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

   Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.

                         DISTRIBUTION OF THE CONTRACTS

   MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of the Company, will act as the principal underwriter of the Contract pursuant to an underwriting agreement with the Company. MSC's principal business address is 1740 Broadway, New York, New York 10019. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers ("NASD"). The Contract is sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contract may also be sold through other broker-dealers that are members of the NASD authorized by MSC and applicable law to do so. After issue of the Contracts, registered representatives will earn a commission not to exceed 4.5% of each purchase payment, plus annual asset based trails not to exceed 1.00% beginning in the 5th Contract Year. Registered representatives may also receive other benefits based on the amount of earned commissions. Because registered representatives are also insurance agents of the Company, they may be eligible for various cash benefits, such as bonuses, insurance benefits, and financing arrangements, and non-cash compensation programs that the Company offers such as conferences, trips, prizes and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotion literature and similar services. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract.

   We offer the Contracts on a continuing basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

   More information about MSC and its registered representatives is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

   MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

   MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions. MSC is also affiliated with the following broker dealers: Advest, Inc., Boston Advisors, Inc., Trusted Securities Advisors Corp. and Matrix Private Equities, Inc.

   We intend to recapture commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments are not charged directly to the Contractowners or the Variable Account.

   MSC receives fees for the sale of Contracts. In 2000, 2001, and 2002, MSC received, in aggregate, fees of $6,463,891, $6,703,612 and $14,524,862.62 respectively.

   MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

                              FEDERAL TAX STATUS

Introduction

   The Contract described in this prospectus is designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403 (other than 403(b)), 408, 408A and 457 of the Code ("Qualified Plans"). The ultimate effect of federal income taxes on

  .  the value of the Contract's Fund Value,

  .  annuity payments,

  .  death benefit, and

  .  economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

  .  the type of retirement plan for which the Contract is purchased, and

  .  the tax and employment status of the individual concerned.

   The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.

Tax Treatment of the Company

   Under existing federal income tax laws, the income of MONY Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.

Taxation of Annuities in General

   The Contract offered by this prospectus is designed for use in connection with certain types of Qualified Plans and on a Non-Qualified basis. All or a portion of the contributions to such qualified plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified contracts if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

  .  Participant after-tax contributions (in the case of Qualified Plans), or

  .  Owner contributions (in the case of Non-Qualified contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax consultants about the tax consequences of distributions, withdrawals, and payments under Non-Qualified Contracts and under retirement plans in connection with which the Contract is purchased.

   The Company will withhold and remit to the United States Government and, where applicable to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

      (1) provides his or her taxpayer identification number to the Company, and

      (2) notifies the Company that he or she chooses not to have amounts withheld.

   Federal Tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued by the same company to the Owner (other than those issued to qualified retirement plans) in the same or earlier year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules is expected to affect tax-benefited plans.

   Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      (1) Part of a series of substantially equal periodic payments (at least annually) for

          (a) the participant's life or life expectancy,

          (b) the joint lives or life expectancies of the participant and his/her beneficiary,

          (c) or a period certain of not less than 10 years;

      (2) Required by the Code upon the participant's attainment of age 701/2 or death; or

      (3) Qualifying hardship distributions.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible qualified plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalty tax.

   Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

Retirement Plans

   The Contract described in this Prospectus currently is designed for use with the following types of qualified retirement plans:

      (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

      (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k); and

      (3) Roth IRAs permitted by Section 408A of the Code.

   Certain Individual Retirement Annuities may not be available under contracts issued in some states.

   The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                               PERFORMANCE DATA

   At times, the Variable Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges and annual contract charges. Results calculated without surrender charges and annual contract charges will be higher. Total returns assume an initial capital investment of $1,000, the reinvestment of all distributions and capital gains of the portfolios, portfolio charges and expenses, and the mortality and expense risk charge. Standardized total returns also reflect the surrender charge, the annual contract charge, and the maximum mortality and expense risk charge. If we reflect the annual contract charge, we assume that the $30 annual contract charge is equivalent to 0.0006% of Fund Value (this charge is waived if the fund Value is more than $50,000 at the time the charge is due). Nonstandard returns show the returns of the underlying portfolios from the portfolio inception dates and reflect surrender charges and annual contract charges, and mortality and expense risk charges. Total returns do not reflect any premium taxes. Please see the Statement of Additional Information for more information.

                            ADDITIONAL INFORMATION

   This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at http://www.sec.gov.

   For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

   The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or MONY Variable Account A.

                             FINANCIAL STATEMENTS

   The audited financial statements of MONY Variable Account A and the Company are set forth in the Statement of Additional Information.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

                               TABLE OF CONTENTS

                                      OF

                      STATEMENT OF ADDITIONAL INFORMATION

Item                                                                        Page
----                                                                        ----
MONY Life Insurance Company................................................  (1)
Legal Opinion..............................................................  (1)
Independent Accountants....................................................  (1)
Federal Tax Status.........................................................  (2)
Performance Data...........................................................  (5)
Financial Statements....................................................... (13)
Index to Financial Statements..............................................  F-1

   If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company
Policyholder Services
One MONY Plaza
P.O. Box 4720
Syracuse, New York 13221
1-800-487-6669

Your name ______________________________________________________________________

Address ________________________________________________________________________

City _____________________________________ State _________  Zip ________________

   Please send me a copy of the MONY Variable Account A Statement of Additional Information.

Contract No. C9-02                                       Form No. 14589 SL 10/02

                            MONY L Variable Annuity

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED May 1, 2003

                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   issued by

                            MONY VARIABLE ACCOUNT A

                                      and

                          MONY LIFE INSURANCE COMPANY

   This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2003 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221 or by calling 1-800-487-6669.

                               TABLE OF CONTENTS

Item                                                         Page
----                                                         ----
MONY Life Insurance Company.................................  (1)
Legal Opinion...............................................  (1)
Independent Accountants.....................................  (1)
Federal Tax Status..........................................  (2)
Performance Data............................................  (5)
Financial Statements........................................ (13)
Index to Financial Statements............................... F-1

                          333-92320 Contract No. C9-02

                          MONY LIFE INSURANCE COMPANY

   MONY Life Insurance Company ("Company") is a stock life insurance company. It was organized under the laws of the state of New York in 1842 as a mutual life insurance company under the name The Mutual Life Insurance Company of New York. The principal offices of the Company are at 1740 Broadway, New York, New York 10019. MONY converted from a mutual life insurance company in 1998 in a process known as demutualization. The Company had consolidated assets at the end of 2002 of approximately $19.0 billion. The Company is licensed to sell insurance and annuities in all states of the United States, the District of Columbia, Puerto Rico, the Virgin Islands and all Provinces of Canada.

More About the Company

   The Company is one of America's oldest and most respected financial institutions. It is geared to meet the needs of today's consumers and business owners with an array of insurance products.

   For over 150 years, this firm, founded as The Mutual Life Insurance Company of New York, has had the distinction of being not only one of the oldest insurance companies in America -- but also the first American mutual life insurance company to issue life insurance to the general public. Other important innovations include the fact that MONY was the first insurance company to:

   . offer a variable annuity with a choice of equity or fixed investments

   . insure a woman

   . insure a member of the armed forces

   The Company's mission is to provide excellence and quality in products and services through its network of highly trained insurance professionals that include:

   . Whole Life Insurance

   . Universal Life insurance

   . Qualified Retirement Plans

   Through the Company's subsidiary, MONY Securities Corporation, a wide variety of investment products are also available which include:

   . Mutual Funds and Investment Services

                                 LEGAL OPINION

   Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of New York law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Arthur D. Woods, Esq., Vice President -- Variable Products and Broker-Dealer Operations Counsel, of the Company.

                            INDEPENDENT ACCOUNTANTS

   The audited financial statements for MONY Variable Account A and the Company included in this Statement of Additional Information and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

                                      (1)

                              FEDERAL TAX STATUS

Introduction

   The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice.

   Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service or federal courts.

Taxation of Annuities in General

   Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

Surrenders, Death Benefits, Assignments and Gifts

   An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments, reduced by the nontaxable portion of prior distributions, made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employee contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 10-year income averaging for certain eligible persons in the case of certain Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

   Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments less prior non-taxable distributions, and the balance is treated as a non-taxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment. Despite the cost basis of Qualified Contracts being generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

   An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

Annuity Payments

   The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for

                                      (2)
the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

Penalty Tax

   Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 591/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under an employer qualified retirement plan after the taxpayer's attainment of age 55; or (f) under certain other circumstances. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.

Income Tax Withholding

   In general, the Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

   Distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

      1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/ her beneficiary, or a period certain of not less than 10 years,

      2. Required by the Code upon the participant's attainment of age 701/2 or death, or

      3. A qualifying hardship distribution.

   Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible qualified plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalty tax.

Diversification Standards

   The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

   The Internal Revenue Service may issue regulations or revenue rulings that will prescribe the circumstances in which an Owner's control of the investments of a segregated asset account may cause the Owner, rather than

                                      (3)
the insurance company, to be treated as the owner of the assets of the account. The regulations or revenue rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. Since the regulations or revenue rulings have not been issued, there can be no assurance as to the content of such regulations or revenue rulings or even whether application of the regulations or revenue rulings will be prospective. For these reasons, Owners are urged to consult with their own tax advisers.

Qualified Plans

   The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

H.R. 10 Plans

   These permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions and distribution dates. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

Individual Retirement Accounts and Annuities

   Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into certain types of IRAs and distributions from the latter may be placed in the former. There are Traditional, Roth and SIMPLE IRA's, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRA's by establishing certain employee plans.

Corporate Pension and Profit-Sharing Plans

   Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

Certain Governmental Entities

   Section 457 of the code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

                                      (4)

                               PERFORMANCE DATA*

Money Market Subaccount

   For the seven-day period ended December 31, 2002, the yield was as follows:

                  7-day yield.......... -0.03%
                  7-day effective yield -0.03%

   The yield for the Money Market subaccount is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

   The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result based on the following formula:

            Effective Yield = [(Base Period Return + 1)/365/7/] -1

   As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the Fund, the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 8% of total Purchase Payments made in the Contract Year of surrender and the preceding 4 Contract Years.
----------
*  Past performance is not a guarantee or projection of future results.

Subaccounts other than Money Market Subaccount

30-Day Yield:

   The yield for the Subaccounts of the Variable Account that primarily invest in fixed income instruments is shown in the table below.

                                             Yield for 30 Days Ended
           Subaccount                           December 31, 2002
           ----------                        -----------------------
           Enterprise Total Return..........          2.71%
           Janus Flexible Income............          4.38%
           Lord Abbett Bond-Debenture.......          6.17%
           MONY Government Securities.......          2.11%
           MONY Long Term Bond..............          4.70%
           PIMCO Global Bond................          1.96%
           PIMCO Real Return................          4.42%
           PIMCO StockPLUS Growth and Income          2.41%

----------
The 30-day yield is not indicative of future results.

                                      (5)

   For the portfolios listed in the table above, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and
(iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other receivables-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 8% of total Purchase Payments made in the Contract Year of surrender and the Preceding 4 Contract Years. The 30-day yield is based on the following formula:

   2[(A-B)/(CD) + 1)/6-/1]

Where: A = Dividends and interest earned during a 30-day period
       B = Expenses accrued for the period (net of reimbursements)
       C = Average daily number of units outstanding during the period that were entitled to receive dividends
       D = Maximum offering price per unit on the last day of the period

Total Return:

   MONY Variable Account A commenced operations on November 28, 1990. Total Return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the respective Subaccounts, which is August 1988 for the Enterprise Managed Subaccount, September 1988 for the Enterprise Small Company Value Subaccount, February 1988 for the MONY Series Fund Long Term Bond Subaccount, November 1994 for the MONY Series Fund Government Securities Subaccount, and November 1998 for the Enterprise Equity Income, Enterprise Growth, Enterprise Growth and Income and Enterprise Small Company Growth Subaccounts. The inception date for the Enterprise Multi-Cap Growth Subaccount is July 1999. The inception date for the Alger American Balanced, Alger American MidCap Growth, Enterprise Global Socially Responsive, Enterprise Total Return, INVESCO VIF--Financial Services , INVESCO VIF--Health Sciences, INVESCO VIF--Telecommunications, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series International Growth, Lord Abbett Bond-Debenture, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, MFS(R) Mid Cap Growth, MFS(R) New Discovery, MFS(R) Total Return, MFS(R) Utilities, PBHG Mid-Cap Value, PBHG Select Value, PIMCO Global Bond, PIMCO Real Return Bond, PIMCO StocksPLUS Growth and Income, Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Global Value Equity, and Van Kampen UIF U.S. Real Estate Subaccounts is January 2002. The inception date for the AIM V.I. Basic Value, AIM V.I. Mid Cap Core Equity, Dreyfus Small Cap Stock Index, Enterprise Deep Value, Enterprise Mergers and Acquisitions, Enterprise Short Duration, Franklin Income Securities, Franklin Rising Dividends Securities, Franklin Zero Coupon 2010, Oppenheimer Global Securities, Oppenheimer Main Street(R), Profund VP Bear, ProFund VP UltraBull, and ProFund VP Rising Rates Opportunity subaccounts is May 2003. Total return is adjusted to reflect the charges and expenses imposed by the Contract. Total return is not indicative of future performance.

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming the Contract remains in force or upon full surrender of the Contract for cash at the end of the period, for the periods indicated is shown in the tables below. These tables do not reflect the impact of the tax laws, if any, on total return as a

                                      (6)
result of the surrender. The total average annual return calculated for each Subaccount assumes a $1,000 investment in each of the Subaccounts' units on the first day of the period at the offering price and computing the ending redeemable value of that investment at the end of the period based on the following formula:

   P(1+T)/n /= ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years
       ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one-, five-, or ten-year period,
               (or fractional portion thereof)

   To calculate the total return, the ending redeemable value (ERV) is divided by the initial investment value (IIV) and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. See the following formula:

   (ERV/IIV)/(1/N)/ -1

The returns include the appropriate deductions for all charges, expenses and fees of both the Fund and the Variable Account, as described in the prospectus. The return reflects both surrender of the Contract at end of period and continuing the Contract in force.

                                      (7)

                            MONY VARIABLE ACCOUNT A

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                                                                               For the
                                                                                             Period Since
                                                     For the       For the       For the      Inception
                                                   1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                   December 31, December 31,   December 31,  December 31,
Subaccount                                             2002         2002           2002          2002
----------                                         ------------ ------------- -------------- ------------
AIM V.I. Basic Value..............................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity......................       N/A          N/A           N/A            N/A
Alger American Balanced...........................       N/A          N/A           N/A            N/A
Alger American MidCap Growth......................       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index..................       N/A          N/A           N/A            N/A
Enterprise Deep Value.............................       N/A          N/A           N/A            N/A
Enterprise Equity Income..........................    -23.56%         N/A           N/A          -4.96%
Enterprise Global Socially Responsive.............       N/A          N/A           N/A         -21.60%
Enterprise Growth.................................    -30.54%         N/A           N/A          -6.39%
Enterprise Growth and Income......................    -33.61%         N/A           N/A          -6.62%
Enterprise Managed................................    -29.11%       -5.03%         6.27%         10.06%
Enterprise Mergers and Acquisitions...............       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.......................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond....................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth...................    -30.89%         N/A           N/A           4.51%
Enterprise Small Company Value....................    -20.33%        3.69%         9.16%         10.84%
Enterprise Total Return...........................       N/A          N/A           N/A          -2.25%
Franklin Income Securities........................       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities..............       N/A          N/A           N/A            N/A
Franklin Zero Coupon 2010.........................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services....................       N/A          N/A           N/A            N/A
INVESCO VIF Health Services.......................       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications....................       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation...........       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income................       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth...........       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture........................       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income.....................       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value.........................       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth.............................       N/A          N/A           N/A            N/A
MFS(R) New Discovery..............................       N/A          N/A           N/A            N/A
MFS(R) Total Return...............................       N/A          N/A           N/A            N/A
MFS(R) Utilities..................................       N/A          N/A           N/A            N/A
MONY Government Securities........................     -6.03%        3.89%         4.02%          4.65%
MONY Long Term Bond...............................     -0.64%        4.83%         6.38%          8.10%
MONY Money Market.................................     -7.59%        2.89%         2.96%          3.68%
Oppenheimer Global Securities.....................       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R)........................       N/A          N/A           N/A            N/A
PBHG Mid-Cap......................................       N/A          N/A           N/A            N/A
PBHG Select Value.................................       N/A          N/A           N/A            N/A
PIMCO Global Bond.................................       N/A          N/A           N/A            N/A
PIMCO Real Return.................................       N/A          N/A           N/A            N/A
PIMCO StockPLUS Growth and Income.................       N/A          N/A           N/A            N/A
ProFund VP Bear...................................       N/A          N/A           N/A            N/A
ProFund VP Rising Rates Opportunity...............       N/A          N/A           N/A            N/A
ProFund VP UltraBull..............................       N/A          N/A           N/A            N/A
Van Kampen UIF Emerging Markets Equity............       N/A          N/A           N/A            N/A
Van Kampen UIF Global Value Equity................       N/A          N/A           N/A            N/A
Van Kampen UIF U.S. Real Estate...................       N/A          N/A           N/A            N/A

----------
   The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus, and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (8)

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the table below.

                            MONY VARIABLE ACCOUNT A

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                                                                               For the
                                                                                             Period Since
                                                     For the       For the       For the      Inception
                                                   1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                   December 31, December 31,   December 31,  December 31,
Subaccount                                             2002         2002           2002          2002
----------                                         ------------ ------------- -------------- ------------
AIM V.I. Basic Value..............................       N/A          N/A           N/A            N/A
AIM V.I. Mid Cap Core Equity......................       N/A          N/A           N/A            N/A
Alger American Balanced...........................       N/A          N/A           N/A            N/A
Alger American MidCap Growth......................       N/A          N/A           N/A            N/A
Dreyfus IP Small Cap Stock Index..................       N/A          N/A           N/A            N/A
Enterprise Deep Value.............................       N/A          N/A           N/A            N/A
Enterprise Equity Income..........................    -16.91%         N/A           N/A          -4.96%
Enterprise Global Socially Responsive.............       N/A          N/A           N/A         -14.78%
Enterprise Growth.................................    -24.50%         N/A           N/A          -6.39%
Enterprise Growth and Income......................    -27.84%         N/A           N/A          -6.62%
Enterprise Managed................................    -22.95%       -5.03%         6.27%         10.06%
Enterprise Mergers and Acquisitions...............       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.......................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond....................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth...................    -24.88%         N/A           N/A           4.51%
Enterprise Small Company Value....................    -13.40%        3.69%         9.16%         10.84%
Enterprise Total Return...........................       N/A          N/A           N/A           5.75
Franklin Income Securities........................       N/A          N/A           N/A            N/A
Franklin Rising Dividends Securities..............       N/A          N/A           N/A            N/A
Frnaklin Zero Coupon 2010.........................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services....................       N/A          N/A           N/A            N/A
INVESCO VIF Health Services.......................       N/A          N/A           N/A            N/A
INVESCO VIF Telecommunications....................       N/A          N/A           N/A            N/A
Janus Aspen Series Capital Appreciation...........       N/A          N/A           N/A            N/A
Janus Aspen Series Flexible Income................       N/A          N/A           N/A            N/A
Janus Aspen Series International Growth...........       N/A          N/A           N/A            N/A
Lord Abbett Bond-Debenture........................       N/A          N/A           N/A            N/A
Lord Abbett Growth and Income.....................       N/A          N/A           N/A            N/A
Lord Abbett Mid-Cap Value.........................       N/A          N/A           N/A            N/A
MFS(R) Mid Cap Growth.............................       N/A          N/A           N/A            N/A
MFS(R) New Discovery..............................       N/A          N/A           N/A            N/A
MFS(R) Total Return...............................       N/A          N/A           N/A            N/A
MFS(R) Utilities..................................       N/A          N/A           N/A            N/A
MONY Government Securities........................      1.97%        3.89%         4.02%          4.65%
MONY Long Term Bond...............................      7.36%        4.83%         6.38%          8.10%
MONY Money Market.................................      0.41%        2.89%         2.96%          3.68%
Oppenheimer Global Securities.....................       N/A          N/A           N/A            N/A
Oppenheimer Main Street(R)........................       N/A          N/A           N/A            N/A
PBHG Mid-Cap......................................       N/A          N/A           N/A            N/A
PBHG Select Value.................................       N/A          N/A           N/A            N/A
PIMCO Global Bond.................................       N/A          N/A           N/A            N/A
PIMCO Real Return.................................       N/A          N/A           N/A            N/A
PIMCO StockPLUS Growth and Income.................       N/A          N/A           N/A            N/A
ProFund VP Bear...................................       N/A          N/A           N/A            N/A
ProFund VP Rising Rates Opportunity...............       N/A          N/A           N/A            N/A
ProFund VP UltraBull..............................       N/A          N/A           N/A            N/A
Van Kampen UIF Emerging Markets Equity............       N/A          N/A           N/A            N/A
Van Kampen UIF Global Value Equity................       N/A          N/A           N/A            N/A
Van Kampen UIF U.S. Real Estate...................       N/A          N/A           N/A            N/A

----------

   The table above reflects the same assumptions and results as the table appearing on the previous page, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

                                      (9)

Other Non-Standardized Performance Data:

   From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

   The table below reflects hypothetical historical total returns for the subaccounts other than the Money Market Subaccount, calculated by using the historical performance of the underlying portfolios that may precede the date on which a particular portfolio was first available in the Separate Account and adjusting such performance to reflect the current level of charges that apply to the subaccounts under the Contract as if the Contract had been in existence since the inception of the portfolio.

   The non-standardized performance data is not intended to guarantee or project future performance.

                                     (10)

                            MONY VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2002         2002           2002          2002
----------                                                           ------------ ------------- -------------- ------------
AIM V.I. Basic Value................................................    -31.60%         N/A           N/A         -17.23%
AIM V.I. Mid Cap Core Equity........................................    -20.55%         N/A           N/A          -4.95%
Alger American Balanced.............................................    -21.53%        5.46%         7.82%          7.24%
Alger American MidCap Growth........................................    -35.94%        2.87%          N/A          10.97%
Dreyfus IP Small Cap Stock Index....................................       N/A          N/A           N/A         -32.22%
Enterprise Deep Value...............................................       N/A          N/A           N/A            N/A
Enterprise Equity Income............................................    -23.56%         N/A           N/A          -4.96%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A         -21.60%
Enterprise Growth...................................................    -30.54%         N/A           N/A          -6.39%
Enterprise Growth and Income........................................    -33.61%         N/A           N/A          -6.62%
Enterprise Managed..................................................    -29.11%       -5.03%         6.27%         10.06%
Enterprise Mergers and Acquisitions.................................       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth.........................................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond......................................       N/A          N/A           N/A            N/A
Enterprise Small Company Growth.....................................    -30.89%         N/A           N/A           4.51%
Enterprise Small Company Value......................................    -20.33%        3.69%         9.16%         10.84%
Enterprise Total Return.............................................       N/A          N/A           N/A          -2.25%
Franklin Income Securities..........................................    -10.06%        2.10%         6.30%          7.67%
Franklin Rising Dividends Securities................................    -11.03%        3.91%         8.48%          8.53%
Franklin Zero Coupon 2010...........................................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services......................................    -22.60%         N/A           N/A          -0.73%
INVESCO VIF Health Services.........................................    -31.28%        3.80%          N/A           5.05%
INVESCO VIF Telecommunications......................................    -55.26%         N/A           N/A         -34.31%
Janus Aspen Series Capital Appreciation.............................    -24.32%        5.33%          N/A           8.99%
Janus Aspen Series Flexible Income..................................     -0.47%        4.97%          N/A           6.54%
Janus Aspen Series International Growth.............................    -32.73%       -2.11%          N/A           6.15%
Lord Abbett Bond-Debenture..........................................     -1.28%         N/A           N/A          -1.00%
Lord Abbett Growth and Income.......................................    -25.35%        1.73%         8.74%          9.68%
Lord Abbett Mid-Cap Value...........................................    -17.93%         N/A           N/A           9.85%
MFS(R) Mid Cap Growth...............................................    -48.33%         N/A           N/A         -28.15%
MFS(R) New Discovery................................................    -37.85%         N/A           N/A           1.19%
MFS(R) Total Return.................................................    -16.23%        2.96%          N/A           8.77%
MFS(R) Utilities....................................................    -31.38%       -2.48%          N/A           7.37%
MONY Government Securities..........................................     -6.03%        3.89%         4.02%          4.65%
MONY Long Term Bond.................................................     -0.64%        4.83%         6.38%          8.10%
MONY Money Market...................................................     -7.59%        2.89%         2.96%          3.68%
Oppenheimer Global Securities.......................................    -31.58%        3.96%        10.46%          7.94%
Oppenheimer Main Street(R)..........................................    -28.25%       -4.69%          N/A           7.23%
PBHG Mid-Cap........................................................    -26.00%         N/A           N/A          10.22%
PBHG Select Value...................................................    -32.61%        4.48%          N/A           5.13%
PIMCO Global Bond...................................................       N/A          N/A           N/A          11.14%
PIMCO Real Return...................................................      8.17%         N/A           N/A          10.09%
PIMCO StockPLUS Growth and Income...................................    -28.71%       -1.78%          N/A          -1.78%
ProFund VP Bear.....................................................     11.37%         N/A           N/A          18.03%
ProFund VP Rising Rates Opportunity.................................       N/A          N/A           N/A         -27.90%
ProFund VP UltraBull................................................    -45.56%         N/A           N/A         -32.68%
Van Kampen UIF Emerging Markets Equity..............................    -17.12%       -6.44%          N/A          -5.75%
Van Kampen UIF Global Value Equity..................................    -24.29%       -0.66%          N/A           2.35%
Van Kampen UIF U.S. Real Estate.....................................    -10.24%        2.80%          N/A           5.12%

----------
   The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus, and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                     (11)

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below.

                            MONY VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                                                                          For the
                                                                                        Period Since
                                                For the       For the       For the      Inception
                                              1 Year Ended 5 Years Ended 10 Years Ended   Through
                                              December 31, December 31,   December 31,  December 31,
Subaccount                                        2002         2002           2002          2002
----------                                    ------------ ------------- -------------- ------------
AIM V.I. Basic Value.........................    -23.60%         N/A           N/A         -17.23%
AIM V.I. Mid Cap Core Equity.................    -12.55%         N/A           N/A          -4.95%
Alger American Balanced......................    -14.71%        5.46%         7.82%          7.24%
Alger American MidCap Growth.................    -30.37%        2.87%          N/A          10.97%
Dreyfus IP Small Cap Stock Index.............       N/A          N/A           N/A         -24.22%
Enterprise Deep Value........................       N/A          N/A           N/A            N/A
Enterprise Equity Income.....................    -16.91%         N/A           N/A          -4.96%
Enterprise Global Socially Responsive........       N/A          N/A           N/A         -14.78%
Enterprise Growth............................    -24.50%         N/A           N/A          -6.39%
Enterprise Growth and Income.................    -27.84%         N/A           N/A          -6.62%
Enterprise Managed...........................    -22.95%       -5.03%         6.27%         10.06%
Enterprise Mergers and Acquisitions..........       N/A          N/A           N/A            N/A
Enterprise Multi-Cap Growth..................       N/A          N/A           N/A            N/A
Enterprise Short Duration Bond...............       N/A          N/A           N/A            N/A
Enterprise Small Company Growth..............    -24.88%         N/A           N/A           4.51%
Enterprise Small Company Value...............    -13.40%        3.69%         9.16%         10.84%
Enterprise Total Return......................       N/A          N/A           N/A           5.75%
Franklin Income Securities...................     -2.06%        2.10%         6.30%          7.67%
Franklin Rising Dividends Securities.........     -3.03%        3.91%         8.48%          8.53%
Franklin Zero Coupon 2010....................       N/A          N/A           N/A            N/A
INVESCO VIF Financial Services...............    -15.87%         N/A           N/A           0.49%
INVESCO VIF Health Services..................    -25.30%        3.80%          N/A           5.05%
INVESCO VIF Telecommunications...............    -51.37%         N/A           N/A         -33.49%
Janus Aspen Series Capital Appreciation......    -17.74%        5.33%          N/A           8.99%
Janus Aspen Series Flexible Income...........      7.53%        4.97%          N/A           6.54%
Janus Aspen Series International Growth......    -26.88%       -2.11%          N/A           6.15%
Lord Abbett Bond-Debenture...................      6.72%         N/A           N/A           6.41%
Lord Abbett Growth and Income................    -18.85%        1.73%         8.74%          9.68%
Lord Abbett Mid-Cap Value....................    -10.79%         N/A           N/A          10.82%
MFS(R) Mid Cap Growth........................    -43.83%         N/A           N/A         -26.47%
MFS(R) New Discovery.........................    -32.45%         N/A           N/A           1.19%
MFS(R) Total Return..........................     -8.95%        2.96%          N/A           8.77%
MFS(R) Utilities.............................    -25.42%       -2.48%          N/A           7.37%
MONY Government Securities...................      1.97%        3.89%         4.02%          4.65%
MONY Long Term Bond..........................      7.36%        4.83%         6.38%          8.10%
MONY Money Market............................      0.41%        2.89%         2.96%          3.68%
Oppenheimer Global Securities................    -23.58%        3.96%        10.46%          7.94%
Oppenheimer Main Street(R)...................    -20.25%       -4.69%          N/A           7.23%
PBHG Mid-Cap.................................    -19.56%         N/A           N/A          10.22%
PBHG Select Value............................    -26.75%        4.48%          N/A           5.13%
PIMCO Global Bond............................       N/A          N/A           N/A          19.14%
PIMCO Real Return............................     16.17%         N/A           N/A          11.07%
PIMCO StockPLUS Growth and Income............    -22.51%       -1.78%          N/A          -1.78%
ProFund VP Bear..............................     19.37%         N/A           N/A          18.03%
ProFund VP Rising Rates Opportunity..........       N/A          N/A           N/A         -19.90%
ProFund VP UltraBull.........................    -37.56%         N/A           N/A         -32.68%
Van Kampen UIF Emerging Markets Equity.......     -9.91%       -6.44%          N/A          -5.75%
Van Kampen UIF Global Value Equity...........    -17.70%       -0.66%          N/A           2.35%
Van Kampen UIF U.S. Real Estate..............     -2.44%        2.80%          N/A           5.12%

----------
   The table above reflects the same assumptions and results as the tables appearing on the previous page, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

                                     (12)

                             FINANCIAL STATEMENTS

   The audited financial statements of MONY Variable Account A and the Company are set forth herein.

   These financial statements have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                     (13)

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


With respect to MONY Variable Account A (MONY L Variable Annuity)
   No financial statements for MONY Variable Account A are included because although the MONY Variable Account A commenced operations in 1990, the subaccounts available to contractholders had not commenced operations as of December 31, 2002.

                                                                                                                 Page
                                                                                                                 ----
With respect to MONY Variable Account A (MONY Variable Annuity and MONY C Variable Annuity)
   Report of Independent Accountants............................................................................  F-3
   Statement of assets and liabilities as of December 31, 2002..................................................  F-4
   Statement of operations for the period ended December 31, 2002............................................... F-10
   Statement of changes in net assets for the period ended December 31, 2002.................................... F-16
   Notes to financial statements................................................................................ F-22
With respect to MONY Variable Account A (MONYCustom Master)
   Report of Independent Accountants............................................................................ F-31
   Statement of assets and liabilities as of December 31, 2002.................................................. F-32
   Statement of operations for the period ended December 31, 2002............................................... F-38
   Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001............... F-44
   Notes to financial statements................................................................................ F-54
With respect to MONY Variable Account A (MONYMaster and ValueMaster)
   Report of Independent Accountants............................................................................ F-61
   Statement of assets and liabilities as of December 31, 2002.................................................. F-62
   Statement of operations for the year ended December 31, 2002................................................. F-66
   Statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001............... F-70
   Notes to financial statements................................................................................ F-76
With respect to MONY Variable Account A (Combined)
   Report of Independent Accountants............................................................................ F-81
   Combined statement of assets and liabilities as of December 31, 2002......................................... F-82
   Combined statement of operations for the year ended December 31, 2002........................................ F-83
   Combined statement of changes in net assets for the years ended December 31, 2002 and December 31, 2001...... F-84
   Notes to combined financial statements....................................................................... F-85
 Report of Independent Accountants.............................................................................. F-89
 Consolidated balance sheets as of December 31, 2002 and 2001................................................... F-90
 Consolidated statements of income and comprehensive income for the years ended December 31, 2002, 2001 and 2000 F-91
 Consolidated statements of changes in shareholders' equity for the years ended December 31, 2002, 2001 and 2000 F-92
 Consolidated statements of cash flows for the years ended December 31, 2002, 2001 and 2000..................... F-93
 Notes to consolidated financial statements..................................................................... F-95

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account A -- MONY Variable Annuity

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Variable Annuity's Subaccounts of MONY Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                     MONY

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                                                         MONY Variable Annuity
                                ----------------------------------------------------------------------
                                 Alger American Fund            Enterprise Accumulation Trust
                                --------------------  ------------------------------------------------
                                             MidCap     Equity   Growth and             Global Socially
                                 Balanced    Growh      Income     Income     Growth      Responsive
                                Subaccount Subaccount Subaccount Subaccount Subaccount    Subaccount
                                ---------- ---------- ---------- ---------- ----------  ---------------
           ASSETS
Shares held in respective
  Funds........................    44,740     14,673     51,205    124,638     300,737        7,201
                                 ========   ========   ========   ========  ==========      =======
Investments at cost............  $513,290   $189,879   $215,323   $533,392  $1,268,695      $66,236
                                 ========   ========   ========   ========  ==========      =======
Investments in respective
  Funds, at net asset value....  $505,111   $182,680   $216,084   $492,320  $1,196,932      $61,709
Amount due from MONY...........         0          5        332          0         342            0
Amount due from respective
  Funds........................         0          0          0        252         510            0
                                 --------   --------   --------   --------  ----------      -------
       Total assets............   505,111    182,685    216,416    492,572   1,197,784       61,709
                                 --------   --------   --------   --------  ----------      -------
         LIABILITIES
Amount due to MONY.............       553        202        239        721       1,730           73
Amount due to respective Funds.         0          5        332          0         342            0
                                 --------   --------   --------   --------  ----------      -------
       Total liabilities.......       553        207        571        721       2,072           73
                                 --------   --------   --------   --------  ----------      -------
Net assets.....................  $504,558   $182,478   $215,845   $491,851  $1,195,712      $61,636
                                 ========   ========   ========   ========  ==========      =======
Net assets consist of:
  Contractholders' net
   payments....................  $522,865   $203,153   $226,076   $548,027  $1,303,722      $67,007
  Undistributed net
   investment income (loss)....      (778)      (927)       326      1,621      (2,412)        (175)
  Accumulated net realized
   gain (loss) on investments..    (9,350)   (12,549)   (11,318)   (16,725)    (33,835)        (669)
  Net unrealized appreciation
   (depreciation) of
   investments.................    (8,179)    (7,199)       761    (41,072)    (71,763)      (4,527)
                                 --------   --------   --------   --------  ----------      -------
Net assets.....................  $504,558   $182,478   $215,845   $491,851  $1,195,712      $61,636
                                 ========   ========   ========   ========  ==========      =======
MONY Variable Annuity Option
  1:
  Net assets...................  $398,767   $121,374   $105,572   $389,612  $  930,955      $18,597
                                 ========   ========   ========   ========  ==========      =======
  Number of units outstanding*.    44,349     15,716     12,910     49,336     116,944        2,236
                                 --------   --------   --------   --------  ----------      -------
  Net asset value per unit
   outstanding*................  $   8.99   $   7.73   $   8.18   $   7.90  $     7.96      $  8.32
                                 ========   ========   ========   ========  ==========      =======
MONY Variable Annuity Option
  2:
  Net assets...................  $105,791   $ 61,104   $110,273   $102,239  $  264,757      $43,039
                                 ========   ========   ========   ========  ==========      =======
  Number of units outstanding*.    11,411      7,978     12,883     13,205      32,995        4,726
                                 --------   --------   --------   --------  ----------      -------
  Net asset value per unit
   outstanding*................  $   9.27   $   7.66   $   8.56   $   7.74  $     8.02      $  9.11
                                 ========   ========   ========   ========  ==========      =======

----------
*  Units outstanding have been rounded for presentation purposes


                      See notes to financial statements.

                                        MONY Variable Annuity
----------------------------------------------------------------------------------------------------
               Enterprise Accumulation Trust                    INVESCO Variable Investment Funds
------------------------------------------------------------ ---------------------------------------
 Managed   Multi-Cap  Small Company Small Company   Total    Financial    Health   Telecommunications
Subaccount   Growth      Growth         Value       Return    Services   Sciences      Subaccount
   47,110     14,390      49,840         80,689      68,882     5,372      21,216         5,931
 ========   ========    ========     ==========    ========   =======    ========       =======
 $714,585   $ 94,048    $306,601     $1,471,303    $695,631   $56,405    $318,149       $18,930
 ========   ========    ========     ==========    ========   =======    ========       =======

 $719,840   $ 79,289    $298,043     $1,384,624    $701,903   $56,405    $291,719       $16,252
        0          0         332              5           5         0           0             0
        0          0           0            260           0         0         257             0
 --------   --------    --------     ----------    --------   -------    --------       -------
  719,840     79,289     298,375      1,384,889     701,908    56,405     291,976        16,252
 --------   --------    --------     ----------    --------   -------    --------       -------
      513         93         312          1,781         655        61         582            25
        0          0         332              5           5         0           0             0
 --------   --------    --------     ----------    --------   -------    --------       -------
      513         93         644          1,786         660        61         582            25
 --------   --------    --------     ----------    --------   -------    --------       -------
 $719,327   $ 79,196    $297,731     $1,383,103    $701,248   $56,344    $291,394       $16,227
 ========   ========    ========     ==========    ========   =======    ========       =======
 $737,107   $100,188    $308,947     $1,477,332    $680,655   $58,108    $323,071       $20,582
      235       (594)     (1,350)        27,480      14,001       126      (1,692)          (94)

  (23,270)    (5,639)     (1,308)       (35,030)        320    (1,890)     (3,555)       (1,583)

    5,255    (14,759)     (8,558)       (86,679)      6,272         0     (26,430)       (2,678)
 --------   --------    --------     ----------    --------   -------    --------       -------
 $719,327   $ 79,196    $297,731     $1,383,103    $701,248   $56,344    $291,394       $16,227
 ========   ========    ========     ==========    ========   =======    ========       =======
 $648,721   $ 42,707    $197,666     $  989,982    $381,123   $29,726    $184,320       $13,033
 ========   ========    ========     ==========    ========   =======    ========       =======
   79,722      6,209      24,548        106,964      36,073     3,674      24,014         1,925
 --------   --------    --------     ----------    --------   -------    --------       -------
 $   8.14   $   6.88    $   8.05     $     9.26    $  10.56   $  8.09    $   7.68       $  6.77
 ========   ========    ========     ==========    ========   =======    ========       =======
 $ 70,606   $ 36,489    $100,065     $  393,121    $320,125   $26,618    $107,074       $ 3,194
 ========   ========    ========     ==========    ========   =======    ========       =======
    8,032      4,449      11,806         47,346      30,482     3,085      13,013           355
 --------   --------    --------     ----------    --------   -------    --------       -------
 $   8.79   $   8.20    $   8.48     $     8.30    $  10.50   $  8.63    $   8.23       $  9.00
 ========   ========    ========     ==========    ========   =======    ========       =======

                                     MONY

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                        MONY Variable Annuity
                                ---------------------------------------------------------------------
                                         Janus Aspen Series               Lord Abbett Series Fund
                                ------------------------------------  -------------------------------
                                  Capital     Flexible  International   Bond-    Growth and  Mid-Cap
                                Appreciation   Income      Growth     Debenture    Income     Value
                                 Subaccount  Subaccount  Subaccount   Subaccount Subaccount Subaccount
                                ------------ ---------- ------------- ---------- ---------- ----------
           ASSETS
Shares held in respective
  Funds........................      9,023      54,098      22,941       84,326     34,937     38,560
                                  ========    ========    ========     ========   ========   ========
Investments at cost............   $169,571    $679,014    $397,839     $881,730   $693,844   $534,206
                                  ========    ========    ========     ========   ========   ========
Investments in respective
  Funds, at net asset value....   $155,549    $693,538    $394,125     $892,171   $657,867   $534,447
Amount due from MONY...........          0         342       1,082          332        332          5
Amount due from respective
  Funds........................          0           0           0       30,608          0          0
                                  --------    --------    --------     --------   --------   --------
       Total assets............    155,549     693,880     395,207      923,111    658,199    534,452
                                  --------    --------    --------     --------   --------   --------
         LIABILITIES
Amount due to MONY.............        173         703         408       31,551        720        588
Amount due to respective Funds.          0         342       1,082          332        332          5
                                  --------    --------    --------     --------   --------   --------
       Total liabilities.......        173       1,045       1,490       31,883      1,052        593
                                  --------    --------    --------     --------   --------   --------
Net assets.....................   $155,376    $692,835    $393,717     $891,228   $657,147   $533,859
                                  ========    ========    ========     ========   ========   ========
Net assets consist of:
  Contractholders' net
   payments....................   $170,218    $663,944    $419,589     $861,073   $717,335   $553,730
  Undistributed net
   investment income (loss)....       (714)     10,969        (122)      16,198        188        150
  Accumulated net realized
   gain (loss) on investments..       (106)      3,398     (22,036)       3,516    (24,399)   (20,262)
  Net unrealized appreciation
   (depreciation) of
   investments.................    (14,022)     14,524      (3,714)      10,441    (35,977)       241
                                  --------    --------    --------     --------   --------   --------
Net assets.....................   $155,376    $692,835    $393,717     $891,228   $657,147   $533,859
                                  ========    ========    ========     ========   ========   ========
MONY Variable Annuity Option
  1:
  Net assets...................   $ 94,559    $475,499    $271,849     $755,282   $482,199   $330,867
                                  ========    ========    ========     ========   ========   ========
  Number of units outstanding*.     10,723      44,122      34,286       70,844     58,971     37,332
                                  --------    --------    --------     --------   --------   --------
  Net asset value per unit
   outstanding*................   $   8.82    $  10.78    $   7.93     $  10.66   $   8.18   $   8.86
                                  ========    ========    ========     ========   ========   ========
MONY Variable Annuity Option
  2:
  Net assets...................   $ 60,817    $217,336    $121,868     $135,946   $174,948   $202,992
                                  ========    ========    ========     ========   ========   ========
  Number of units outstanding*.      6,715      20,340      15,171       13,278     21,037     23,207
                                  --------    --------    --------     --------   --------   --------
  Net asset value per unit
   outstanding*................   $   8.95    $  10.68    $   8.03     $  10.24   $   8.32   $   8.75
                                  ========    ========    ========     ========   ========   ========

----------
*  Units outstanding have been rounded for presentation purposes

                      See notes to financial statements.

                                                MONY Variable Annuity
--------------------------------------------------------------------------------------------------------------------
       MFS Variable Insurance Trust               MONY Series Fund, Inc.       The Universal Institutional Funds, Inc.
------------------------------------------  ---------------------------------- -------------------------------------
 Mid Cap      New       Total               Government  Long Term     Money       Emerging        Global    U.S. Real
  Growth   Discovery    Return   Utilities  Securities     Bond       Market   Markets Equity  Value Equity   Estate
Subaccount Subaccount Subaccount Subaccount Subaccount  Subaccount  Subaccount   Subaccount     Subaccount  Subaccount
---------- ---------- ---------- ---------- ----------  ----------  ---------- --------------  ------------ ----------
  16,445      7,606      50,989     7,348      267,064      74,753   4,676,734      6,376          11,252      54,823
 =======    =======    ========   =======   ==========  ==========  ==========    =======        ========    ========
 $77,488    $82,224    $873,903   $87,023   $3,107,861  $1,036,916  $4,676,734    $41,833        $116,130    $653,028
 =======    =======    ========   =======   ==========  ==========  ==========    =======        ========    ========
 $74,165    $79,407    $873,955   $88,401   $3,156,698  $1,086,162  $4,676,734    $38,513        $110,715    $621,139
       0          5          20         0        1,129         332           1          0               0           5
       0          0      52,215         0            0           0     137,287          0             246      10,000
 -------    -------    --------   -------   ----------  ----------  ----------    -------        --------    --------
  74,165     79,412     926,190    88,401    3,157,827   1,086,494   4,814,022     38,513         110,961     631,144
 -------    -------    --------   -------   ----------  ----------  ----------    -------        --------    --------
      76         86      53,153       103        3,177       1,043     142,328         39             298      10,667
       0          5          20         0        1,129         332           1          0               0           5
 -------    -------    --------   -------   ----------  ----------  ----------    -------        --------    --------
      76         91      53,173       103        4,306       1,375     142,329         39             298      10,672
 -------    -------    --------   -------   ----------  ----------  ----------    -------        --------    --------
 $74,089    $79,321    $873,017   $88,298   $3,153,521  $1,085,119  $4,671,693    $38,474        $110,663    $620,472
 =======    =======    ========   =======   ==========  ==========  ==========    =======        ========    ========
 $83,396    $88,784    $899,597   $93,235   $3,095,577  $1,018,222  $4,668,461    $42,115        $116,199    $640,975
    (427)      (441)      1,017      (246)     (12,115)     (3,955)      3,232       (186)            744      28,318

  (5,557)    (6,205)    (27,649)   (6,069)      21,222      21,606           0       (135)           (865)    (16,932)

  (3,323)    (2,817)         52     1,378       48,837      49,246           0     (3,320)         (5,415)    (31,889)
 -------    -------    --------   -------   ----------  ----------  ----------    -------        --------    --------
 $74,089    $79,321    $873,017   $88,298   $3,153,521  $1,085,119  $4,671,693    $38,474        $110,663    $620,472
 =======    =======    ========   =======   ==========  ==========  ==========    =======        ========    ========
 $61,531    $70,075    $731,760   $74,810   $2,351,180  $  810,873  $2,602,481    $24,318        $ 93,745    $399,450
 =======    =======    ========   =======   ==========  ==========  ==========    =======        ========    ========
   9,709      9,361      78,946     9,203      224,149      72,436     259,582      2,968          11,857      40,986
 -------    -------    --------   -------   ----------  ----------  ----------    -------        --------    --------
 $  6.34    $  7.49    $   9.27   $  8.13   $    10.49  $    11.19  $    10.03    $  8.19        $   7.91    $   9.75
 =======    =======    ========   =======   ==========  ==========  ==========    =======        ========    ========
 $12,558    $ 9,246    $141,257   $13,488   $  802,341  $  274,246  $2,069,212    $14,156        $ 16,918    $221,022
 =======    =======    ========   =======   ==========  ==========  ==========    =======        ========    ========
   1,222      1,120      15,392     1,450       77,016      24,616     206,836      1,703           1,961      24,167
 -------    -------    --------   -------   ----------  ----------  ----------    -------        --------    --------
 $ 10.28    $  8.26    $   9.18   $  9.30   $    10.42  $    11.14  $    10.00    $  8.31        $   8.63    $   9.15
 =======    =======    ========   =======   ==========  ==========  ==========    =======        ========    ========

                                     MONY

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002


                                                           MONY Variable Annuity
                                -------------------------------------------------------------------------------
                                PBHG Insurance Series Fund      PIMCO Variable Insurance Trust
                                -------------------------  ---------------------------------------
                                 Mid-Cap        Select       Global                  StocksPlus
                                  Value         Value         Bond    Real Return Growth and Income
                                Subaccount    Subaccount   Subaccount Subaccount     Subaccount        Total
                                ----------    ----------   ---------- ----------- ----------------- -----------
           ASSETS
Shares held in respective
  Funds........................    56,794        20,538       51,884     261,134        98,185
                                 ========      ========     ========  ==========      ========
Investments at cost............  $638,659      $248,280     $575,563  $3,013,586      $740,489      $25,788,388
                                 ========      ========     ========  ==========      ========      ===========
Investments in respective
  Funds, at net asset value....  $619,058      $246,453     $606,527  $3,107,487      $711,844      $25,627,866
Amount due from MONY...........       735             0          332           5         1,062            6,740
Amount due from respective
  Funds........................    22,869             0            0      45,543             0          300,047
                                 --------      --------     --------  ----------      --------      -----------
       Total assets............   642,662       246,453      606,859   3,153,035       712,906       25,934,653
                                 --------      --------     --------  ----------      --------      -----------
         LIABILITIES
Amount due to MONY.............    23,549           261          597      48,615           772          326,447
Amount due to respective Funds.       735             0          332           5         1,062            6,740
                                 --------      --------     --------  ----------      --------      -----------
       Total liabilities.......    24,284           261          929      48,620         1,834          333,187
                                 --------      --------     --------  ----------      --------      -----------
Net assets.....................  $618,378      $246,192     $605,930  $3,104,415      $711,072      $25,601,466
                                 ========      ========     ========  ==========      ========      ===========
Net assets consist of:
  Contractholders' net
   payments....................  $660,649      $264,176     $567,852  $2,944,685      $757,192      $25,903,844
  Undistributed net
   investment income (loss)....    (3,336)          936        4,880      36,170         8,742          125,769
  Accumulated net realized
   gain (loss) on investments..   (19,334)      (17,093)       2,234      29,659       (26,217)        (267,625)
  Net unrealized appreciation
   (depreciation) of
   investments.................   (19,601)       (1,827)      30,964      93,901       (28,645)        (160,522)
                                 --------      --------     --------  ----------      --------      -----------
Net assets.....................  $618,378      $246,192     $605,930  $3,104,415      $711,072      $25,601,466
                                 ========      ========     ========  ==========      ========      ===========
MONY Variable Annuity Option
  1:
  Net assets...................  $430,069      $215,928     $450,876  $2,119,952      $477,784
                                 ========      ========     ========  ==========      ========
  Number of units outstanding*.    49,397        27,979       37,932     182,987        57,664
                                 --------      --------     --------  ----------      --------
  Net asset value per unit
   outstanding*................  $   8.71      $   7.72     $  11.88  $    11.58      $   8.29
                                 ========      ========     ========  ==========      ========
MONY Variable Annuity Option
  2:
  Net assets...................  $188,309      $ 30,264     $155,054  $  849,119      $233,288
                                 ========      ========     ========  ==========      ========
  Number of units outstanding*.    22,736         3,608       13,811      76,713        26,802
                                 --------      --------     --------  ----------      --------
  Net asset value per unit
   outstanding*................  $   8.28      $   8.39     $  11.23  $    11.07      $   8.70
                                 ========      ========     ========  ==========      ========
MONY Variable Annuity Option
  C:
  Net assets...................                                       $  135,344
                                                                      ==========
  Number of units outstanding*.                                           13,161
                                                                      ----------
  Net asset value per unit
   outstanding*................                                       $    10.28

                                                                      ==========

----------
*  Units outstanding have been rounded for presentation purposes

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account A

                            STATEMENT OF OPERATIONS


                                                           MONY Variable Annuity
                               ----------------------------------------------------------------------------
                                  Alger American Fund               Enterprise Accumulation Trust
                               ------------------------  --------------------------------------------------
                                                                                                   Global
                                               MidCap       Equity     Growth and                 Socially
                                 Balanced      Growth       Income       Income       Growth     Responsive
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------ ------------ ------------ ------------
                                 For the      For the      For the      For the      For the      For the
                                  period       period       period       period       period       period
                               February 27, February 19,   March 1,   February 19, February 19,   April 4,
                                  2002**       2002**       2002**       2002**       2002**       2002**
                                 through      through      through      through      through      through
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2002         2002         2002         2002         2002
                               ------------ ------------ ------------ ------------ ------------ ------------
Dividend income...............   $  1,894     $      0     $  1,221     $  4,212    $   3,390     $   227
Distribution from net
  realized gains..............          0            0            0            0            0           0
Mortality and expense risk
  charges Option 1                 (2,298)        (669)        (508)      (2,093)      (4,638)       (110)
Mortality and expense risk
  charges Option 2                   (374)        (258)        (387)        (498)      (1,164)       (292)
                                 --------     --------     --------     --------    ---------     -------
Mortality and expense risk
  charges.....................     (2,672)        (927)        (895)      (2,591)      (5,802)       (402)
                                 --------     --------     --------     --------    ---------     -------
Net investment income (loss)..       (778)        (927)         326        1,621       (2,412)       (175)
                                 --------     --------     --------     --------    ---------     -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (9,350)     (12,549)     (11,318)     (16,725)     (33,835)       (669)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (8,179)      (7,199)         761      (41,072)     (71,763)     (4,527)
                                 --------     --------     --------     --------    ---------     -------
Net realized and unrealized
  gain (loss) on investments..    (17,529)     (19,748)     (10,557)     (57,797)    (105,598)     (5,196)
                                 --------     --------     --------     --------    ---------     -------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(18,307)    $(20,675)    $(10,231)    $(56,176)   $(108,010)    $(5,371)
                                 ========     ========     ========     ========    =========     =======

----------
** Commencement of operations

                      See notes to financial statements.

                                             MONY Variable Annuity
--------------------------------------------------------------------------------------------------------------
                  Enterprise Accumulation Trust                         INVESCO Variable Investment Funds
-----------------------------------------------------------------  -------------------------------------------

              Multi-Cap   Small Company Small Company               Financial      Health
  Managed       Growth       Growth         Value     Total Return   Services     Sciences   Telecommunications
 Subaccount   Subaccount   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount      Subaccount
------------ ------------ ------------- ------------- ------------ ------------ ------------ ------------------
  For the      For the       For the       For the      For the      For the      For the         For the
   period       period       period        period        period       period       period          period
February 11,  March 14,   February 19,  February 19,  February 19,  March 18,    March 18,        April 4,
   2002**       2002**       2002**        2002**        2002**       2002**       2002**          2002**
  through      through       through       through      through      through      through         through
December 31, December 31, December 31,  December 31,  December 31, December 31, December 31,    December 31,
    2002         2002         2002          2002          2002         2002         2002            2002
------------ ------------ ------------- ------------- ------------ ------------ ------------ ------------------
  $  2,605     $      0     $      0      $   4,086     $ 6,875      $   370      $      0        $     0
         0            0            0         30,875       9,694            0             0              0
    (2,008)        (324)        (946)        (5,849)     (1,364)        (137)       (1,150)           (77)
      (362)        (270)        (404)        (1,632)     (1,204)        (107)         (542)           (17)
  --------     --------     --------      ---------     -------      -------      --------        -------
    (2,370)        (594)      (1,350)        (7,481)     (2,568)        (244)       (1,692)           (94)
  --------     --------     --------      ---------     -------      -------      --------        -------
       235         (594)      (1,350)        27,480      14,001          126        (1,692)           (94)
  --------     --------     --------      ---------     -------      -------      --------        -------

   (23,270)      (5,639)      (1,308)       (35,030)        320       (1,890)       (3,555)        (1,583)

     5,255      (14,759)      (8,558)       (86,679)      6,272            0       (26,430)        (2,678)
  --------     --------     --------      ---------     -------      -------      --------        -------

   (18,015)     (20,398)      (9,866)      (121,709)      6,592       (1,890)      (29,985)        (4,261)
  --------     --------     --------      ---------     -------      -------      --------        -------

  $(17,780)    $(20,992)    $(11,216)     $ (94,229)    $20,593      $(1,764)     $(31,677)       $(4,355)
  ========     ========     ========      =========     =======      =======      ========        =======

                                     MONY

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                                           MONY Variable Annuity
                               -----------------------------------------------------------------------------
                                         Janus Aspen Series                   Lord Abbett Series Fund
                               --------------------------------------  -------------------------------------

                                 Capital      Flexible   International    Bond-      Growth and    Mid-Cap
                               Appreciation    Income       Growth      Debenture      Income       Value
                                Subaccount   Subaccount   Subaccount    Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------- ------------ ------------ ------------
                                 For the      For the       For the      For the      For the      For the
                                  period       period       period        period       period       period
                               February 26, February 19, February 19,  February 19, February 11,   March 1,
                                  2002**       2002**       2002**        2002**       2002**       2002**
                                 through      through       through      through      through      through
                               December 31, December 31, December 31,  December 31, December 31, December 31,
                                   2002         2002         2002          2002         2002         2002
                               ------------ ------------ ------------- ------------ ------------ ------------
Dividend income...............   $    288     $14,192      $  1,508      $18,430      $  3,854     $  3,014
Distribution from net
  realized gains..............          0           0             0        2,200            86            0
Mortality and expense risk
  charges Option 1............       (614)     (2,450)       (1,097)      (3,768)       (3,004)      (2,152)
Mortality and expense risk
  charges Option 2............       (388)       (773)         (533)        (664)         (748)        (712)
                                 --------     -------      --------      -------      --------     --------
Mortality and expense risk
  charges.....................     (1,002)     (3,223)       (1,630)      (4,432)       (3,752)      (2,864)
                                 --------     -------      --------      -------      --------     --------
Net investment income (loss)..       (714)     10,969          (122)      16,198           188          150
                                 --------     -------      --------      -------      --------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................       (106)      3,398       (22,036)       3,516       (24,399)     (20,262)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (14,022)     14,524        (3,714)      10,441       (35,977)         241
                                 --------     -------      --------      -------      --------     --------
Net realized and unrealized
  gain (loss) on investments..    (14,128)     17,922       (25,750)      13,957       (60,376)     (20,021)
                                 --------     -------      --------      -------      --------     --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(14,842)    $28,891      $(25,872)     $30,155      $(60,188)    $(19,871)
                                 ========     =======      ========      =======      ========     ========

----------
** Commencement of operations

                      See notes to financial statements.

                                                      MONY Variable Annuity
------------------------------------------------------------------------------------------
           MFS Variable Insurance Trust                     MONY Series Fund, Inc.
--------------------------------------------------  -------------------------------------

  Mid Cap        New                                 Government   Long Term      Money
   Growth     Discovery   Total Return  Utilities    Securities      Bond        Market
 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
 ----------  ------------ ------------ ------------ ------------ ------------ ------------
  For the      For the      For the      For the      For the      For the      For the
   period       period       period       period       period       period       period
February 13, February 19,   March 1,    March 26,   February 13, February 13, February 11,
   2002**       2002**       2002**       2002**       2002**       2002**       2002**
  through      through      through      through      through      through      through
December 31, December 31, December 31, December 31, December 31, December 31,   December
    2002         2002         2002         2002         2002         2002       31, 2002
------------ ------------ ------------ ------------ ------------ ------------ ------------
  $     0      $     0      $  3,156     $   294      $  1,359     $   674      $ 27,455
        0            0         2,502           0             0           0             0
     (375)        (386)       (4,034)       (458)      (10,302)     (3,826)      (14,055)
      (52)         (55)         (607)        (82)       (3,172)       (803)      (10,168)
  -------      -------      --------     -------      --------     -------      --------
     (427)        (441)       (4,641)       (540)      (13,474)     (4,629)      (24,223)
  -------      -------      --------     -------      --------     -------      --------
     (427)        (441)        1,017        (246)      (12,115)     (3,955)        3,232
  -------      -------      --------     -------      --------     -------      --------

   (5,557)      (6,205)      (27,649)     (6,069)       21,222      21,606             0

   (3,323)      (2,817)           52       1,378        48,837      49,246             0
  -------      -------      --------     -------      --------     -------      --------

   (8,880)      (9,022)      (27,597)     (4,691)       70,059      70,852             0
  -------      -------      --------     -------      --------     -------      --------

  $(9,307)     $(9,463)     $(26,580)    $(4,937)     $ 57,944     $66,897      $  3,232
  =======      =======      ========     =======      ========     =======      ========


The Universal Institutional Funds, Inc.
-------------------------------------
  Emerging
  Markets        Global     U.S. Real
   Equity     Value Equity    Estate
 Subaccount    Subaccount   Subaccount
------------  ------------ ------------
  For the       For the      For the
   period        period       period
 March 14,     March 11,   February 19,
   2002**        2002**       2002**
  through       through      through
December 31,  December 31, December 31,
    2002          2002         2002
------------  ------------ ------------
  $     0       $   493      $ 19,635
        0           520        11,596
     (129)         (209)       (1,865)
      (57)          (60)       (1,048)
  -------       -------      --------
     (186)         (269)       (2,913)
  -------       -------      --------
     (186)          744        28,318
  -------       -------      --------

     (135)         (865)      (16,932)

   (3,320)       (5,415)      (31,889)
  -------       -------      --------

   (3,455)       (6,280)      (48,821)
  -------       -------      --------

  $(3,641)      $(5,536)     $(20,503)
  =======       =======      ========

                                     MONY

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

                                                                 MONY Variable Annuity
                               -----------------------------------------------------------------------------------------
                                      PBHG Insurance
                                        Series Fund                  PIMCO Variable Insurance Trust
                               ----------------------------  ----------------------------------------------
                                  Mid-Cap                                        Real         StocksPlus
                                   Value       Select Value   Global Bond       Return     Growth and Income
                                 Subaccount     Subaccount     Subaccount     Subaccount      Subaccount        Total
                               -------------- -------------- -------------- -------------- ----------------- ------------
                               For the period For the period For the period For the period  For the period
                                February 19,   February 27,   February 19,   February 13,    February 19,
                                   2002**         2002**         2002**         2002**          2002**         For the
                                  through        through        through        through          through      period ended
                                December 31,   December 31,   December 31,   December 31,    December 31,    December 31,
                                    2002           2002           2002           2002            2002            2002
                               -------------- -------------- -------------- -------------- ----------------- ------------
Dividend income...............    $      0       $  2,395       $ 4,683        $ 43,221        $ 12,572       $ 182,103
Distribution from net
  realized gains..............           0              0         2,361           5,543               0          65,377
Mortality and expense risk
  charges Option 1............      (2,426)        (1,363)       (1,613)         (9,563)         (2,688)        (88,548)
Mortality and expense risk
  charges Option 2............        (910)           (96)         (551)         (3,023)         (1,142)        (33,155)
Mortality and expense risk
  charges Option C............           0              0             0              (8)              0              (8)
                                  --------       --------       -------        --------        --------       ---------
Mortality and expense risk
  charges.....................      (3,336)        (1,459)       (2,164)        (12,594)         (3,830)       (121,711)
                                  --------       --------       -------        --------        --------       ---------
Net investment income (loss)..      (3,336)           936         4,880          36,170           8,742         125,769
                                  --------       --------       -------        --------        --------       ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (19,334)       (17,093)        2,234          29,659         (26,217)       (267,625)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (19,601)        (1,827)       30,964          93,901         (28,645)       (160,522)
                                  --------       --------       -------        --------        --------       ---------
Net realized and unrealized
  gain (loss) on investments..     (38,935)       (18,920)       33,198         123,560         (54,862)       (428,147)
                                  --------       --------       -------        --------        --------       ---------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(42,271)      $(17,984)      $38,078        $159,730        $(46,120)      $(302,378)
                                  ========       ========       =======        ========        ========       =========

----------
** Commencement of operations

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                                                         MONY Variable Annuity
                               -------------------------------------------------------------------------
                                    Alger American Fund             Enterprise Accumulation Trust
                               ----------------------------  -------------------------------------------
                                                  MidCap         Equity         Growth
                                  Balanced        Growth         Income       and Income       Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period For the period
                                February 27,   February 19,     March 1,     February 19,   February 19,
                                   2002**         2002**         2002**         2002**         2002**
                                  through        through        through        through        through
                                December 31,   December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002           2002
                               -------------- -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).    $   (778)      $   (927)      $    326       $  1,621      $   (2,412)
 Net realized gain (loss) on
   investments................      (9,350)       (12,549)       (11,318)       (16,725)        (33,835)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      (8,179)        (7,199)           761        (41,072)        (71,763)
                                  --------       --------       --------       --------      ----------
Net increase (decrease) in
 net assets resulting from
 operations...................     (18,307)       (20,675)       (10,231)       (56,176)       (108,010)
                                  --------       --------       --------       --------      ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     529,047        243,577        247,270        573,308       1,377,670
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (6,182)       (40,424)       (21,194)       (25,281)        (73,948)
                                  --------       --------       --------       --------      ----------
Net increase from unit
 transactions.................     522,865        203,153        226,076        548,027       1,303,722
                                  --------       --------       --------       --------      ----------
Net increase in net assets....     504,558        182,478        215,845        491,851       1,195,712
Net assets beginning of period           0              0              0              0               0
                                  --------       --------       --------       --------      ----------
Net assets end of period*.....    $504,558       $182,478       $215,845       $491,851      $1,195,712
                                  ========       ========       ========       ========      ==========
Option 1
From unit transactions:
 Net proceeds from the
   issuance of units..........    $420,102       $172,646       $137,589       $461,464      $1,065,498
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (3,866)       (34,402)       (21,194)       (21,989)        (40,546)
                                  --------       --------       --------       --------      ----------
Net increase from unit
 transactions.................    $416,236       $138,244       $116,395       $439,475      $1,024,952
                                  ========       ========       ========       ========      ==========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0              0               0
Units issued during the period      53,305         22,290         18,237         55,455         130,870
Units redeemed during the
 period.......................      (8,956)        (6,574)        (5,327)        (6,119)        (13,926)
                                  --------       --------       --------       --------      ----------
Units outstanding end of
 period.......................      44,349         15,716         12,910         49,336         116,944
                                  ========       ========       ========       ========      ==========
Option 2
From unit transactions:
 Net proceeds from the
   issuance of units..........    $108,945       $ 70,931       $109,681       $111,844      $  312,172
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (2,316)        (6,022)             0         (3,292)        (33,402)
                                  --------       --------       --------       --------      ----------
Net increase from unit
 transactions.................    $106,629       $ 64,909       $109,681       $108,552      $  278,770
                                  ========       ========       ========       ========      ==========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0              0               0
Units issued during the period      14,029          8,711         13,735         14,220          43,030
Units redeemed during the
 period.......................      (2,618)          (733)          (852)        (1,015)        (10,035)
                                  --------       --------       --------       --------      ----------
Units outstanding end of
 period.......................      11,411          7,978         12,883         13,205          32,995
                                  ========       ========       ========       ========      ==========
----------
*  Includes undistributed net
   investment income (loss)
   of:                            $   (778)      $   (927)      $    326       $  1,621      $   (2,412)
                                  ========       ========       ========       ========      ==========

** Commencement of operations


                      See notes to financial statements.

                                                             MONY Variable Annuity
----------------------------------------------------------------------------------------------
                                Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------
      Global                         Multi-Cap    Small Company  Small Company
Socially Responsive    Managed         Growth         Growth         Value       Total Return
    Subaccount        Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
------------------- -------------- -------------- -------------- -------------- --------------
  For the period    For the period For the period For the period For the period For the period
     April 4,        February 11,    March 14,     February 19,   February 19,   February 19,
      2002**            2002**         2002**         2002**         2002**         2002**
      through          through        through        through        through        through
   December 31,      December 31,   December 31,   December 31,   December 31,   December 31,
       2002              2002           2002           2002           2002           2002
------------------- -------------- -------------- -------------- -------------- --------------
      $  (175)         $    235       $   (594)      $ (1,350)     $   27,480      $ 14,001
         (669)          (23,270)        (5,639)        (1,308)        (35,030)          320
       (4,527)            5,255        (14,759)        (8,558)        (86,679)        6,272
      -------          --------       --------       --------      ----------      --------
       (5,371)          (17,780)       (20,992)       (11,216)        (94,229)       20,593
      -------          --------       --------       --------      ----------      --------
       71,361           743,693        120,926        313,197       1,604,404       712,074
       (4,354)           (6,586)       (20,738)        (4,250)       (127,072)      (31,419)
      -------          --------       --------       --------      ----------      --------
       67,007           737,107        100,188        308,947       1,477,332       680,655
      -------          --------       --------       --------      ----------      --------
       61,636           719,327         79,196        297,731       1,383,103       701,248
            0                 0              0              0               0             0
      -------          --------       --------       --------      ----------      --------
      $61,636          $719,327       $ 79,196       $297,731      $1,383,103      $701,248
      =======          ========       ========       ========      ==========      ========
      $24,067          $668,950       $ 76,096       $214,644      $1,162,647      $398,623
       (4,053)           (1,579)       (20,448)        (1,479)        (81,072)      (28,417)
      -------          --------       --------       --------      ----------      --------
      $20,014          $667,371       $ 55,648       $213,165      $1,081,575      $370,206
      =======          ========       ========       ========      ==========      ========
            0                 0              0              0               0             0
        2,708           100,204          8,932         25,367         121,843        39,821
         (472)          (20,482)        (2,723)          (819)        (14,879)       (3,748)
      -------          --------       --------       --------      ----------      --------
        2,236            79,722          6,209         24,548         106,964        36,073
      =======          ========       ========       ========      ==========      ========
      $47,294          $ 74,743       $ 44,830       $ 98,553      $  441,757      $313,451
         (301)           (5,007)          (290)        (2,771)        (46,000)       (3,002)
      -------          --------       --------       --------      ----------      --------
      $46,993          $ 69,736       $ 44,540       $ 95,782      $  395,757      $310,449
      =======          ========       ========       ========      ==========      ========
            0                 0              0              0               0             0
        4,759             9,068          4,483         12,134          54,784        31,967
          (33)           (1,036)           (34)          (328)         (7,438)       (1,485)
      -------          --------       --------       --------      ----------      --------
        4,726             8,032          4,449         11,806          47,346        30,482
      =======          ========       ========       ========      ==========      ========
      $  (175)         $    235       $   (594)      $ (1,350)     $   27,480      $ 14,001
      =======          ========       ========       ========      ==========      ========


       INVESCO Variable Investment Funds
-----------------------------------------------
  Financial        Health
   Services       Sciences    Telecommunications
  Subaccount     Subaccount       Subaccount
-------------- -------------- ------------------
For the period For the period   For the period
  March 18,      March 18,         April 4,
    2002**         2002**           2002**
   through        through          through
 December 31,   December 31,     December 31,
     2002           2002             2002
-------------- -------------- ------------------
   $   126        $ (1,692)        $   (94)
    (1,890)         (3,555)         (1,583)
         0         (26,430)         (2,678)
   -------        --------         -------
    (1,764)        (31,677)         (4,355)
   -------        --------         -------
    62,356         334,231          22,791
    (4,248)        (11,160)         (2,209)
   -------        --------         -------
    58,108         323,071          20,582
   -------        --------         -------
    56,344         291,394          16,227
         0               0               0
   -------        --------         -------
   $56,344        $291,394         $16,227
   =======        ========         =======
   $31,862        $218,641         $15,573
    (1,116)        (10,742)              0
   -------        --------         -------
   $30,746        $207,899         $15,573
   =======        ========         =======
         0               0               0
     5,705          27,272           1,925
    (2,031)         (3,258)             (0)
   -------        --------         -------
     3,674          24,014           1,925
   =======        ========         =======
   $30,494        $115,590         $ 7,218
    (3,132)           (418)         (2,209)
   -------        --------         -------
   $27,362        $115,172         $ 5,009
   =======        ========         =======
         0               0               0
     3,700          13,559           2,916
      (615)           (546)         (2,561)
   -------        --------         -------
     3,085          13,013             355
   =======        ========         =======
   $   126        $ (1,692)        $   (94)
   =======        ========         =======

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                  MONY Variable Annuity
                               ----------------------------------------------------------
                                                                             Lord Abbett
                                            Janus Aspen Series               Series Fund
                               -------------------------------------------  --------------
                                  Capital        Flexible    International      Bond-
                                Appreciation      Income         Growth       Debenture
                                 Subaccount     Subaccount     Subaccount     Subaccount
                               -------------- -------------- -------------- --------------
                               For the period For the period For the period For the period
                                February 26,   February 19,   February 19,   February 19,
                                   2002**         2002**         2002**         2002**
                                  through        through        through        through
                                December 31,   December 31,   December 31,   December 31,
                                    2002           2002           2002           2002
                               -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss).    $   (714)      $ 10,969      $    (122)      $ 16,198
 Net realized gain (loss) on
   investments................        (106)         3,398        (22,036)         3,516
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (14,022)        14,524         (3,714)        10,441
                                  --------       --------      ---------       --------
Net increase (decrease) in
 net assets resulting from
 operations...................     (14,842)        28,891        (25,872)        30,155
                                  --------       --------      ---------       --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     171,935        697,905        598,751        919,893
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (1,717)       (33,961)      (179,162)       (58,820)
                                  --------       --------      ---------       --------
Net increase from unit
 transactions.................     170,218        663,944        419,589        861,073
                                  --------       --------      ---------       --------
Net increase in net assets....     155,376        692,835        393,717        891,228
Net assets beginning of period           0              0              0              0
                                  --------       --------      ---------       --------
Net assets end of period*.....    $155,376       $692,835      $ 393,717       $891,228
                                  ========       ========      =========       ========
Option 1
From unit transactions:
 Net proceeds from the
   issuance of units..........    $105,152       $482,199      $ 429,771       $753,298
 Net asset value of units
   redeemed or used to meet
   contract obligations.......      (1,411)       (28,596)      (135,659)       (23,552)
                                  --------       --------      ---------       --------
Net increase from unit
 transactions.................    $103,741       $453,603      $ 294,112       $729,746
                                  ========       ========      =========       ========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0              0
Units issued during the period      10,877         49,751         53,436         88,154
Units redeemed during the
 period.......................        (154)        (5,629)       (19,150)       (17,310)
                                  --------       --------      ---------       --------
Units outstanding end of
 period.......................      10,723         44,122         34,286         70,844
                                  ========       ========      =========       ========
Option 2
From unit transactions:
 Net proceeds from the
   issuance of units..........    $ 66,783       $215,706      $ 168,980       $166,595
 Net asset value of units
   redeemed or used to meet
   contract obligations.......        (306)        (5,365)       (43,503)       (35,268)
                                  --------       --------      ---------       --------
Net increase from unit
 transactions.................    $ 66,477       $210,341      $ 125,477       $131,327
                                  ========       ========      =========       ========
Unit transactions:
Units outstanding beginning
 of period....................           0              0              0              0
Units issued during the period       6,749         22,167         20,627         22,945
Units redeemed during the
 period.......................         (34)        (1,827)        (5,456)        (9,667)
                                  --------       --------      ---------       --------
Units outstanding end of
 period.......................       6,715         20,340         15,171         13,278
                                  ========       ========      =========       ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                            $   (714)      $ 10,969      $    (122)      $ 16,198
                                  ========       ========      =========       ========

** Commencement of operations

                      See notes to financial statements.

                                                        MONY Variable Annuity
-----------------------------------------------------------------------------------------
   Lord Abbett Series Fund                   MFS Variable Insurance Trust
----------------------------  ----------------------------------------------------------
  Growth and      Mid-Cap        Mid-Cap          New           Total
    Income         Value          Growth       Discovery        Return       Utilities
  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-------------- -------------- -------------- -------------- -------------- --------------
For the period For the period For the period For the period For the period For the period
 February 11,     March 1,     February 13,   February 19,     March 1,      March 26,
    2002**         2002**         2002**         2002**         2002**         2002**
   through        through        through        through        through        through
 December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
     2002           2002           2002           2002           2002           2002
-------------- -------------- -------------- -------------- -------------- --------------
   $    188       $    150       $  (427)       $  (441)       $  1,017       $   (246)
    (24,399)       (20,262)       (5,557)        (6,205)        (27,649)        (6,069)
    (35,977)           241        (3,323)        (2,817)             52          1,378
   --------       --------       -------        -------        --------       --------
    (60,188)       (19,871)       (9,307)        (9,463)        (26,580)        (4,937)
   --------       --------       -------        -------        --------       --------
    737,315        612,803        87,625         90,088         962,403        104,349
    (19,980)       (59,073)       (4,229)        (1,304)        (62,806)       (11,114)
   --------       --------       -------        -------        --------       --------
    717,335        553,730        83,396         88,784         899,597         93,235
   --------       --------       -------        -------        --------       --------
    657,147        533,859        74,089         79,321         873,017         88,298
          0              0             0              0               0              0
   --------       --------       -------        -------        --------       --------
   $657,147       $533,859       $74,089        $79,321        $873,017       $ 88,298
   ========       ========       =======        =======        ========       ========
   $565,959       $414,625       $75,138        $80,118        $821,620       $ 87,031
    (19,872)       (58,404)       (4,229)        (1,304)        (62,549)        (8,105)
   --------       --------       -------        -------        --------       --------
   $546,087       $356,221       $70,909        $78,814        $759,071       $ 78,926
   ========       ========       =======        =======        ========       ========
          0              0             0              0               0              0
     85,893         53,002        11,255         12,075         124,195         12,322
    (26,922)       (15,670)       (1,546)        (2,714)        (45,249)        (3,119)
   --------       --------       -------        -------        --------       --------
     58,971         37,332         9,709          9,361          78,946          9,203
   ========       ========       =======        =======        ========       ========
   $171,356       $198,178       $12,487        $ 9,970        $140,783       $ 17,318
       (108)          (669)            0              0            (257)        (3,009)
   --------       --------       -------        -------        --------       --------
   $171,248       $197,509       $12,487        $ 9,970        $140,526       $ 14,309
   ========       ========       =======        =======        ========       ========
          0              0             0              0               0              0
     28,392         23,304         1,322          1,120          15,426          4,173
     (7,355)           (97)         (100)             0             (34)        (2,723)
   --------       --------       -------        -------        --------       --------
     21,037         23,207         1,222          1,120          15,392          1,450
   ========       ========       =======        =======        ========       ========

   $    188       $    150       $  (427)       $  (441)       $  1,017       $   (246)
   ========       ========       =======        =======        ========       ========


           MONY Series Fund, Inc.
-------------------------------------------
  Government     Long Term        Money
  Securities        Bond          Market
  Subaccount     Subaccount     Subaccount
-------------- -------------- --------------
For the period For the period For the period
 February 13,   February 13,   February 11,
    2002**         2002**         2002**
   through        through        through
 December 31,   December 31,   December 31,
     2002           2002           2002
-------------- -------------- --------------
  $  (12,115)    $   (3,955)   $     3,232
      21,222         21,606              0
      48,837         49,246              0
  ----------     ----------    -----------
      57,944         66,897          3,232
  ----------     ----------    -----------
   3,292,466      1,065,132      7,742,555
    (196,889)       (46,910)    (3,074,094)
  ----------     ----------    -----------
   3,095,577      1,018,222      4,668,461
  ----------     ----------    -----------
   3,153,521      1,085,119      4,671,693
           0              0              0
  ----------     ----------    -----------
  $3,153,521     $1,085,119    $ 4,671,693
  ==========     ==========    ===========
  $2,444,561     $  800,549    $ 4,612,463
    (138,909)       (44,379)    (2,013,009)
  ----------     ----------    -----------
  $2,305,652     $  756,170    $ 2,599,454
  ==========     ==========    ===========
           0              0              0
     265,986         92,637        556,415
     (41,837)       (20,201)      (296,833)
  ----------     ----------    -----------
     224,149         72,436        259,582
  ==========     ==========    ===========
  $ `847,905     $  264,583    $ 3,130,092
     (57,980)        (2,531)    (1,061,085)
  ----------     ----------    -----------
  $  789,925     $  262,052    $ 2,069,007
  ==========     ==========    ===========
           0              0              0
      90,760         27,058        437,636
     (13,744)        (2,442)      (230,800)
  ----------     ----------    -----------
      77,016         24,616        206,836
  ==========     ==========    ===========

  $  (12,115)    $   (3,955)   $     3,232
  ==========     ==========    ===========

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                     MONY Variable Annuity
                                    ------------------------------------------------------
                                            The Universal Institutional Funds, Inc.
                                    ------------------------------------------------------
                                        Emerging           Global            U.S. Real
                                     Markets Equity     Value Equity          Estate
                                       Subaccount        Subaccount         Subaccount
                                    ----------------- ----------------- -------------------
                                     For the period    For the period     For the period
                                    March 14, 2002**  March 11, 2002**  February 19, 2002**
                                         through           through            through
                                    December 31, 2002 December 31, 2002  December 31, 2002
                                    ----------------- ----------------- -------------------
From operations:
 Net investment income (loss)......      $  (186)         $    744           $ 28,318
 Net realized gain (loss) on
   investments.....................         (135)             (865)           (16,932)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................       (3,320)           (5,415)           (31,889)
                                         -------          --------           --------
Net increase (decrease) in net
 assets resulting from operations..       (3,641)           (5,536)           (20,503)
                                         -------          --------           --------
From unit transactions:
 Net proceeds from the issuance of
   units...........................       42,129           120,640            698,505
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................          (14)           (4,441)           (57,530)
                                         -------          --------           --------
Net increase from unit transactions       42,115           116,199            640,975
                                         -------          --------           --------
Net increase in net assets.........       38,474           110,663            620,472
Net assets beginning of period.....            0                 0                  0
                                         -------          --------           --------
Net assets end of period*..........      $38,474          $110,663           $620,472
                                         =======          ========           ========
Option 1
From unit transactions:
 Net proceeds from the issuance of
   units...........................      $27,311          $103,165           $442,197
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................            0            (4,441)           (27,239)
                                         -------          --------           --------
Net increase from unit transactions      $27,311          $ 98,724           $414,958
                                         =======          ========           ========
Unit transactions:
Units outstanding beginning of
 period............................            0                 0                  0
Units issued during the period.....        3,395            12,395             54,431
Units redeemed during the period...         (427)             (538)           (13,445)
                                         -------          --------           --------
Units outstanding end of period....        2,968            11,857             40,986
                                         =======          ========           ========
Option 2
From unit transactions:
 Net proceeds from the issuance of
   units...........................      $14,818          $ 17,475           $256,308
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................          (14)                0            (30,291)
                                         -------          --------           --------
Net increase from unit transactions      $14,804          $ 17,475           $226,017
                                         =======          ========           ========
Unit transactions:
Units outstanding beginning of
 period............................            0                 0                  0
Units issued during the period.....        1,705             1,964             29,565
Units redeemed during the period...           (2)               (3)            (5,398)
                                         -------          --------           --------
Units outstanding end of period....        1,703             1,961             24,167
                                         =======          ========           ========
Option C
From unit transactions:
 Net proceeds from the issuance of
   units...........................
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................
Net increase from unit transactions
Unit transactions:
Units outstanding beginning of
 period............................
Units issued during the period.....
Units redeemed during the period...
Units outstanding end of period....

----------
*  Includes undistributed net
   investment income (loss) of:          $  (186)         $    744           $ 28,318
                                         =======          ========           ========

** Commencement of operations

                      See notes to financial statements.

                                                MONY Variable Annuity
--------------------------------------------------------------------------------------------------------------------
      PBHG Insurance Series Funds                     PIMCO Variable Insurance Trust
--------------------------------------  ----------------------------------------------------------
      Mid-Cap             Select              Global               Real             StocksPlus
       Value               Value               Bond               Return         Growth and Income
    Subaccount          Subaccount          Subaccount          Subaccount          Subaccount            Total
------------------- ------------------- ------------------- ------------------- ------------------- -----------------
  For the period      For the period      For the period      For the period      For the period
February 19, 2002** February 27, 2002** February 19, 2002** February 13, 2002** February 19, 2002**  For the period
      through             through             through             through             through             ended
 December 31, 2002   December 31, 2002   December 31, 2002   December 31, 2002   December 31, 2002  December 31, 2002
------------------- ------------------- ------------------- ------------------- ------------------- -----------------
     $ (3,336)           $    936            $  4,880           $   36,170           $  8,742          $   125,769
      (19,334)            (17,093)              2,234               29,659            (26,217)            (267,625)
      (19,601)             (1,827)             30,964               93,901            (28,645)            (160,522)
     --------            --------            --------           ----------           --------          -----------
      (42,271)            (17,984)             38,078              159,730            (46,120)            (302,378)
     --------            --------            --------           ----------           --------          -----------
      702,124             277,888             574,929            3,080,911            840,332           30,376,583
      (41,475)            (13,712)             (7,077)            (136,226)           (83,140)          (4,472,739)
     --------            --------            --------           ----------           --------          -----------
      660,649             264,176             567,852            2,944,685            757,192           25,903,844
     --------            --------            --------           ----------           --------          -----------
      618,378             246,192             605,930            3,104,415            711,072           25,601,466
            0                   0                   0                    0                  0                    0
     --------            --------            --------           ----------           --------          -----------
     $618,378            $246,192            $605,930           $3,104,415           $711,072          $25,601,466
     ========            ========            ========           ==========           ========          ===========
     $507,592            $246,668            $426,271           $2,089,643           $559,721          $21,143,454
      (36,478)            (13,712)             (4,474)             (96,030)           (36,207)          (3,029,462)
     --------            --------            --------           ----------           --------          -----------
     $471,114            $232,956            $421,797           $1,993,613           $523,514          $18,113,992
     ========            ========            ========           ==========           ========          ===========
            0                   0                   0                    0                  0
       61,297              39,334              38,852              232,684             68,083
      (11,900)            (11,355)               (920)             (49,697)           (10,419)
     --------            --------            --------           ----------           --------
       49,397              27,979              37,932              182,987             57,664
     ========            ========            ========           ==========           ========
     $194,532            $ 31,220            $148,658           $  856,532           $280,611          $ 9,098,393
       (4,997)                  0              (2,603)             (40,196)           (46,933)          (1,443,277)
     --------            --------            --------           ----------           --------          -----------
     $189,535            $ 31,220            $146,055           $  816,336           $233,678          $ 7,655,116
     ========            ========            ========           ==========           ========          ===========
            0                   0                   0                    0                  0
       24,471               3,610              15,877               91,294             34,636
       (1,735)                 (2)             (2,066)             (14,581)            (7,834)
     --------            --------            --------           ----------           --------
       22,736               3,608              13,811               76,713             26,802
     ========            ========            ========           ==========           ========
                                                                $  134,736                             $   134,736
                                                                         0                                       0
                                                                ----------                             -----------
                                                                $  134,736                             $   134,736
                                                                ==========                             ===========
                                                                         0
                                                                    13,161
                                                                         0
                                                                ----------
                                                                    13,161
                                                                ==========

     $ (3,336)           $    936            $  4,880           $   36,170           $  8,742          $   125,769
     ========            ========            ========           ==========           ========          ===========

                                     MONY

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster, MONY Custom Master and MONY Variable Annuity). These policies are issued by MONY. For presentation purposes, the information related only to the MONY Variable Annuity policy is presented here.

   There are thirty-five MONY Variable Annuity subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Alger American Fund, Invesco Variable Investment Funds, Lord Abbett Series Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, PBHG Insurance Series Fund, The Universal Institutional Funds, Inc. or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY. There are three benefit option packages offered under MONY Variable Annuity referred to as Option 1, Option 2 and Option C. In addition to differences in annuity benefits, these option packages differ by the mortality and expense risk charge of the Variable Account and certain other policy deductions.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2002 the amount deducted for such purposes for all MONY Variable Annuity subaccounts was $374,972.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at annual rates of 1.20% for Option 1, 1.40% for Option 2, and 1.50% for Option C of the average daily net assets of each of the MONY Variable Annuity subaccounts. MONY Life Insurance Company of America (MONY America), a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY received $2,895 in aggregate from certain funds in connection with MONY Variable Annuity subaccounts.

4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:

                                             Cost of Shares
                                                Acquired     Proceeds
                                               (Excludes    from Shares
        MONY Variable Annuity                Reinvestments)  Redeemed
        ---------------------                -------------- -----------

        Alger American Fund
        Balanced Portfolio..................   $  628,308    $107,562
        MidCap Growth Portfolio.............      262,119      59,691

        Enterprise Accumulation Trust
        Equity Income Portfolio.............      274,361      48,941
        Growth and Income Portfolio.........      601,088      55,183
        Growth Portfolio....................    1,489,402     190,262
        Global Socially Responsive Portfolio       71,313       4,635
        Managed Portfolio...................      913,655     178,405
        Multi-Cap Growth Portfolio..........      120,896      21,209
        Small Company Growth Portfolio......      319,086      11,177
        Small Company Value Portfolio.......    1,672,546     201,174
        Total Return Portfolio..............      732,823      54,081

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                               Cost of Shares
                                                  Acquired     Proceeds
                                                 (Excludes    from Shares
       MONY Variable Annuity                   Reinvestments)  Redeemed
       ---------------------                   -------------- -----------

       INVESCO Variable Investment Funds
       Financial Services Portfolio...........   $   80,110   $   22,185
       Health Sciences Portfolio..............      355,486       33,782
       Telecommunications Portfolio...........       42,733       22,220

       Janus Aspen Series
       Capital Appreciation Portfolio.........      170,690        1,301
       Flexible Income Portfolio..............      741,188       79,764
       International Growth Portfolio.........      582,758      164,391

       Lord Abbett Series Fund
       Bond-Debenture Portfolio...............    1,132,713      275,129
       Growth and Income Portfolio............    1,025,787      311,484
       Mid-Cap Value Portfolio................      695,348      143,894

       MFS Variable Insurance Trust
       Mid Cap Growth Portfolio...............       94,744       11,699
       New Discovery Portfolio................      109,017       20,588
       Total Return Portfolio.................    1,325,873      429,979
       Utilities Portfolio....................      142,151       49,353

       MONY Series Fund, Inc.
       Government Securities Portfolio........    3,656,378      571,098
       Long Term Bond Portfolio...............    1,259,079      244,443
       Money Market Portfolio.................    9,447,601    4,798,322

       The Universal Institutional Funds, Inc.
       Emerging Markets Equity Portfolio......       46,221        4,253
       Global Value Equity Portfolio..........      120,212        4,230
       U.S. Real Estate Portfolio.............      794,645      155,916

       PBHG Insurance Series Fund
       Mid-Cap Value Portfolio................      760,296      102,303
       Select Value Portfolio.................      355,087       92,109

       PIMCO Variable Insurance Trust
       Global Bond Portfolio..................      599,179       32,894
       Real Return Portfolio..................    3,620,449      685,286
       StocksPlus Growth and Income Portfolio.      917,487      163,353

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2002:

Option 1:

                                             At December 31, 2002    For the period ended December 31, 2002
                                          -------------------------- -------------------------------------
                                                               Net   Investment
                                                              Assets   Income                        Total
MONY Variable Annuity                      Units  Unit Values (000s) Ratio*(^)  Expense Ratio**(^) Return***
---------------------                     ------- ----------- ------ ---------- ------------------ ---------

Alger American Fund
Balanced Subaccount (1)..................  44,349   $ 8.99     $399     0.99%          1.20%        (10.10)%
MidCap Growth Subaccount (2).............  15,716     7.73      121     0.00           1.20         (22.70)

Enterprise Accumulation Trust
Equity Income Subaccount (3).............  12,910     8.18      106     1.41           1.20         (18.20)
Growth and Income Subaccount (2).........  49,336     7.90      390     1.96           1.20         (21.00)
Growth Subaccount (2).................... 116,944     7.96      931     0.71           1.20         (20.40)
Global Socially Responsive Subaccount (4)   2,236     8.32       19     0.76           1.20         (16.80)
Managed Subaccount (5)...................  79,722     8.14      649     1.25           1.20         (18.60)
Multi-Cap Growth Subaccount (6)..........   6,209     6.88       43     0.00           1.20         (31.20)
Small Company Growth Subaccount (2)......  24,548     8.05      198     0.00           1.20         (19.50)
Small Company Value Subaccount (2)....... 106,964     9.26      990     0.68           1.20          (7.40)
Total Return Subaccount (2)..............  36,073    10.56      381     3.49           1.20           5.60

INVESCO Variable Investment Funds
Financial Services Subaccount (7)........   3,674     8.09       30     1.71           1.20         (19.10)
Health Sciences Subaccount (7)...........  24,014     7.68      184     0.00           1.20         (23.20)
Telecommunications Subaccount (4)........   1,925     6.77       13     0.00           1.20         (32.30)

Janus Aspen Series
Capital Appreciation Subaccount (8)......  10,723     8.82       95     0.41           1.20         (11.80)
Flexible Income Subaccount (2)...........  44,122    10.78      475     4.96           1.20           7.80
International Growth Subaccount (2)......  34,286     7.93      272     1.22           1.20         (20.70)

Lord Abbett Series Fund
Bond-Debenture Subaccount (2)............  70,844    10.66      755     5.00           1.20           6.60
Growth and Income Subaccount (5).........  58,971     8.18      482     1.13           1.20         (18.20)
Mid-Cap Value Subaccount (3).............  37,332     8.86      331     1.04           1.20         (11.40)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (9)............   9,709     6.34       62     0.00           1.20         (36.60)
New Discovery Subaccount (2).............   9,361     7.49       70     0.00           1.20         (25.10)
Total Return Subaccount (10).............  78,946     9.27      732     0.94           1.20          (7.30)
Utilities Subaccount (11)................   9,203     8.13       75     0.77           1.20         (18.70)

----------
(1)For the period February 27, 2002 (commencement of offering) through December 31, 2002
(2)For the period February 19, 2002 (commencement of offering) through December 31, 2002
(3)For the period March 1, 2002 (commencement of offering) through December 31, 2002
(4)For the period April 4, 2002 (commencement of offering) through December 31, 2002
(5)For the period February 11, 2002 (commencement of offering) through December 31, 2002
(6)For the period March 14, 2002 (commencement of offering) through December 31, 2002
(7)For the period March 18, 2002 (commencement of offering) through December 31, 2002
(8)For the period February 26, 2002 (commencement of offering) through December 31, 2002
(9)For the period February 13, 2002 (commencement of offering) through December 31, 2002
(10)For the period March 1, 2002 (commencement of offering) through December 31, 2002
(11)For the period March 26, 2002 (commencement of offering) through December 31, 2002
(12)For the period March 11, 2002 (commencement of offering) through December 31, 2002

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

Option 1: (continued)


                                               At December 31, 2002    For the period ended December 31, 2002
                                            -------------------------- --------------------------------------
                                                                 Net   Investment
                                                                Assets   Income                        Total
MONY Variable Annuity                        Units  Unit Values (000s) Ratio*(^)  Expense Ratio**(^) Return***
---------------------                       ------- ----------- ------ ---------- ------------------ ---------

MONY Series Fund, Inc.
Government Securities Subaccount (9)....... 224,149   $10.49    $2,351    0.16%          1.20%          4.90%
Long Term Bond Subaccount (9)..............  72,436    11.19       811    0.21           1.20          11.90
Money Market Subaccount (5)................ 259,582    10.03     2,601    1.46           1.20           0.30

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (6).....   2,968     8.19        24    0.00           1.20         (18.10)
Global Value Equity Subaccount (12)........  11,857     7.91        94    2.04           1.20         (20.90)
U.S. Real Estate Subaccount (2)............  40,986     9.75       399    8.10           1.20          (2.50)

PBHG Insurance
Mid-Cap Value Subaccount (2)...............  49,397     8.71       430    0.00           1.20         (12.90)
Select Value Subaccount (1)................  27,979     7.72       216    1.99           1.20         (22.80)

PIMCO Variable Insurance Trust
Global Bond Subaccount (2).................  37,932    11.88       451    2.71           1.20          18.80
Real Return Subaccount (9)................. 182,987    11.58     2,120    4.35           1.20          15.80
StocksPlus Growth and Income Subaccount (2)  57,664     8.29       478    3.99           1.20         (17.10)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period February 27, 2002 (commencement of offering) through December 31, 2002
(2)For the period February 19, 2002 (commencement of offering) through December 31, 2002
(3)For the period March 1, 2002 (commencement of offering) through December 31, 2002
(4)For the period April 4, 2002 (commencement of offering) through December 31, 2002
(5)For the period February 11, 2002 (commencement of offering) through December 31, 2002
(6)For the period March 14, 2002 (commencement of offering) through December 31, 2002
(7)For the period March 18, 2002 (commencement of offering) through December 31, 2002
(8)For the period February 26, 2002 (commencement of offering) through December 31, 2002
(9)For the period February 13, 2002 (commencement of offering) through December 31, 2002
(10)For the period March 1, 2002 (commencement of offering) through December 31, 2002
(11)For the period March 26, 2002 (commencement of offering) through December 31, 2002
(12)For the period March 11, 2002 (commencement of offering) through December 31, 2002

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

Option 2:

                                               At December 31, 2002       For the period ended December 31, 2002
                                          ------------------------------ --------------------------------------
                                                                         Investment
                                                              Net Assets   Income                         Total
MONY Variable Annuity                      Units  Unit Values   (000s)   Ratio*(/\) Expense Ratio**(/\) Return***
---------------------                     ------- ----------- ---------- ---------- ------------------- ---------

Alger American Fund
Balanced Subaccount (1)..................  11,411   $ 9.27      $  106      0.00%          1.40%          (7.30)%
MidCap Growth Subaccount (2).............   7,978     7.66          61      0.00           1.40          (23.40)

Enterprise Accumulation Trust
Equity Income Subaccount (3).............  12,883     8.56         110      2.26           1.40          (14.40)
Growth and Income Subaccount (4).........  13,205     7.74         102      2.23           1.40          (22.60)
Growth Subaccount (4)....................  32,995     8.02         265      0.79           1.40          (19.80)
Global Socially Responsive Subaccount (5)   4,726     9.11          43      0.76           1.40           (8.90)
Managed Subaccount (6)...................   8,032     8.79          71      1.97           1.40          (12.10)
Multi-Cap Growth Subaccount (5)..........   4,449     8.20          36      0.00           1.40          (18.00)
Small Company Growth Subaccount (6)......  11,806     8.48         100      0.00           1.40          (15.20)
Small Company Value Subaccount (7).......  47,346     8.30         393      0.68           1.40          (17.00)
Total Return Subaccount (4)..............  30,482    10.50         320      3.39           1.40            5.00

INVESCO Variable Investment Funds
Financial Services Subaccount (8)........   3,085     8.63          27      2.30           1.40          (13.70)
Health Sciences Subaccount (2)...........  13,013     8.23         107      0.00           1.40          (17.70)
Telecommunications Subaccount (15).......     355     9.00           3      0.00           1.40          (10.00)

Janus Aspen Series
Capital Appreciation Subaccount (9)......   6,715     8.95          61      0.28           1.40          (10.50)
Flexible Income Subaccount (2)...........  20,340    10.68         217      7.37           1.40            6.80
International Growth Subaccount (8)......  15,171     8.03         122      1.03           1.40          (19.70)

Lord Abbett Series Fund
Bond-Debenture Subaccount (6)............  13,278    10.24         136      5.78           1.40            2.40
Growth and Income Subaccount (2).........  21,037     8.32         175      1.92           1.40          (16.80)
Mid-Cap Value Subaccount (6).............  23,207     8.75         203      2.26           1.40          (12.50)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (10)...........   1,222    10.28          13      0.00           1.40            2.80
New Discovery Subaccount (11)............   1,120     8.26           9      0.00           1.40          (17.40)
Total Return Subaccount (7)..............  15,392     9.18         141      0.00           1.40           (8.20)
Utilities Subaccount (12)................   1,450     9.30          13      0.00           1.40           (7.00)

MONY Series Fund, Inc.
Government Securities Subaccount (4).....  77,016    10.42         802      0.00           1.40            4.20
Long Term Bond Subaccount (6)............  24,616    11.14         274      0.00           1.40           11.40
Money Market Subaccount (13)............. 206,836    10.00       2,069      1.43           1.40            0.00

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

Option 2: (continued)

                                            At December 31, 2002       For the period ended December 31, 2002
-                                       ----------------------------- ---------------------------------------
                                                                      Investment
                                                           Net Assets   Income                         Total
MONY Variable Annuity                   Units  Unit Values   (000s)   Ratio*(/\) Expense Ratio**(/\) Return***
---------------------                   ------ ----------- ---------- ---------- ------------------- ---------

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (11)  1,703     8.31        14        0.00           1.40          (16.90)
Global Value Equity Subaccount (14)....  1,961     8.63        17        3.24           1.40          (13.70)
U.S. Real Estate Subaccount (7)........ 24,167     9.15       221        9.40           1.40           (8.50)

PBHG Insurance Series Fund
Mid Cap Value Subaccount (7)........... 22,736     8.28       188        0.00           1.40          (17.20)
Select Value Subaccount (11)...........  3,608     8.39        30        2.04           1.40          (16.10)

PIMCO Variable Insurance Trust
Global Bond Subaccount (8)............. 13,811    11.23       155        2.63           1.40           12.30
Real Return Subaccount (7)............. 76,713    11.07       849        3.96           1.40           10.70
StocksPlus Growth and Income
  Subaccount (6)....................... 26,802     8.70       233        4.44           1.40          (13.00)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period June 5, 2002 (commencement of offering) through December 31, 2002
(2)For the period May 30, 2002 (commencement of offering) through December 31, 2002
(3)For the period June 10, 2002 (commencement of offering) through December 31, 2002
(4)For the period May 23, 2002 (commencement of offering) through December 31, 2002
(5)For the period July 5, 2002 (commencement of offering) through December 31, 2002
(6)For the period June 7, 2002 (commencement of offering) through December 31, 2002
(7)For the period May 24, 2002 (commencement of offering) through December 31, 2002
(8)For the period June 4, 2002 (commencement of offering) through December 31, 2002
(9)For the period June 14, 2002 (commencement of offering) through December 31, 2002
(10)For the period July 25, 2002 (commencement of offering) through December 31, 2002
(11)For the period June 13, 2002 (commencement of offering) through December 31, 2002
(12)For the period June 17, 2002 (commencement of offering) through December 31, 2002
(13)For the period May 31, 2002 (commencement of offering) through December 31, 2002
(14)For the period July 10, 2002 (commencement of offering) through December 31, 2002
(15)For the period November 25, 2002 (commencement of offering) through December 31, 2002.

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

Option C:

                                 At December 31, 2002    For the period ended December 31, 2002
-                              ------------------------ ----------------------------------------
                                                        Investment
                                       Unit  Net Assets   Income                         Total
MONY Variable Annuity          Units  Values   (000s)   Ratio*(/\) Expense Ratio**(/\) Return***
---------------------          ------ ------ ---------- ---------- ------------------- ---------

PIMCO Variable Insurance Trust
Real Return Subaccount (1).... 13,161 10.28     135        4.85%          1.50           2.80

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)Annualized
(1)For the period December 27, 2002 (commencement of offering) through December 31, 2002.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account A -- MONY Custom Master

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Master's Subaccounts of MONY Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                     MONY

                              Variable Account A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                                                         MONY Custom Master
                                                           -----------------------------------------------
                                                                       MONY Series Fund, Inc.
                                                           -----------------------------------------------
                                                           Intermediate Long Term  Government    Money
                                                            Term Bond      Bond    Securities    Market
                                                            Subaccount  Subaccount Subaccount  Subaccount
                                                           ------------ ---------- ----------- -----------
                          ASSETS
Shares held in respective Funds...........................     528,292     556,765   1,108,537  17,710,270
                                                            ==========  ========== =========== ===========
Investments at cost.......................................  $5,865,025  $7,256,236 $12,597,225 $17,710,270
                                                            ==========  ========== =========== ===========
Investments in respective Funds, at net asset value.......  $6,249,696  $8,089,789 $13,102,908 $17,710,270
Amount due from MONY......................................       1,024       1,039       1,024         180
Amount due from respective Funds..........................           0           0           0           0
                                                            ----------  ---------- ----------- -----------
       Total assets.......................................   6,250,720   8,090,828  13,103,932  17,710,450
                                                            ----------  ---------- ----------- -----------
                       LIABILITIES
Amount due to MONY........................................       7,322       9,418      15,568      21,312
Amount due to respective Funds............................       1,024       1,039       1,024         180
                                                            ----------  ---------- ----------- -----------
       Total liabilities..................................       8,346      10,457      16,592      21,492
                                                            ----------  ---------- ----------- -----------
Net assets................................................  $6,242,374  $8,080,371 $13,087,340 $17,688,958
                                                            ==========  ========== =========== ===========
Net assets consist of:
 Contractholders' net payments............................  $5,516,218  $6,761,865 $12,164,056 $16,948,186
 Undistributed net investment income (loss)...............     200,865     354,922     287,939     740,772
 Accumulated net realized gain (loss) on investments......     140,620     130,031     129,662           0
 Net unrealized appreciation (depreciation) of investments     384,671     833,553     505,683           0
                                                            ----------  ---------- ----------- -----------
Net assets................................................  $6,242,374  $8,080,371 $13,087,340 $17,688,958
                                                            ==========  ========== =========== ===========
Number of units outstanding*..............................     508,326     630,126   1,105,057   1,665,043
                                                            ----------  ---------- ----------- -----------
Net asset value per unit outstanding*.....................  $    12.28  $    12.82 $     11.84 $     10.62
                                                            ==========  ========== =========== ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                            MONY Custom Master
---------------------------------------------------------------------------------------------------------
                                      Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------
              Small Company              International High Yield                Growth and  Small Company
   Equity         Value       Managed       Growth        Bond        Growth       Income       Growth
 Subaccount    Subaccount    Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
------------  ------------- -----------  ------------- ----------  -----------  -----------  -------------
     880,707       574,387      847,282       513,937     935,002    3,213,152    2,281,741       845,311
============   ===========  ===========   ===========  ==========  ===========  ===========   ===========
$ 24,572,535   $13,204,632  $19,941,580   $ 3,338,550  $4,164,762  $18,681,680  $13,652,433   $ 7,082,460
============   ===========  ===========   ===========  ==========  ===========  ===========   ===========
$ 10,779,855   $ 9,856,488  $12,946,473   $ 1,778,222  $3,777,409  $12,788,346  $ 9,012,876   $ 5,054,957
          38            29           25             0           0           29           41             0
         152             0          236             0           0          218          210             0
------------   -----------  -----------   -----------  ----------  -----------  -----------   -----------
  10,780,045     9,856,517   12,946,734     1,778,222   3,777,409   12,788,593    9,013,127     5,054,957
------------   -----------  -----------   -----------  ----------  -----------  -----------   -----------
      13,836        11,875       15,948         2,186       4,458       15,952       11,147         6,066
          38            29           25             0           0           29           41             0
------------   -----------  -----------   -----------  ----------  -----------  -----------   -----------
      13,874        11,904       15,973         2,186       4,458       15,981       11,188         6,066
------------   -----------  -----------   -----------  ----------  -----------  -----------   -----------
$ 10,766,171   $ 9,844,613  $12,930,761   $ 1,776,036  $3,772,951  $12,772,612  $ 9,001,939   $ 5,048,891
============   ===========  ===========   ===========  ==========  ===========  ===========   ===========
$ 25,990,546   $10,936,284  $19,971,898   $ 3,486,816  $3,754,599  $20,850,697  $15,366,000   $ 7,738,332
   7,943,376     3,497,258    6,470,916       494,602     546,077     (270,727)    (140,922)      107,182
  (9,375,071)   (1,240,785)  (6,516,946)     (645,054)   (140,372)  (1,914,024)  (1,583,582)     (769,120)
 (13,792,680)   (3,348,144)  (6,995,107)   (1,560,328)   (387,353)  (5,893,334)  (4,639,557)   (2,027,503)
------------   -----------  -----------   -----------  ----------  -----------  -----------   -----------
$ 10,766,171   $ 9,844,613  $12,930,761   $ 1,776,036  $3,772,951  $12,772,612  $ 9,001,939   $ 5,048,891
============   ===========  ===========   ===========  ==========  ===========  ===========   ===========
   2,080,501     1,061,494    1,823,099       337,356     367,554    2,104,036    1,458,460       792,516
------------   -----------  -----------   -----------  ----------  -----------  -----------   -----------
$       5.18   $      9.28  $      7.10   $      5.27  $    10.26  $      6.07  $      6.18   $      6.37
============   ===========  ===========   ===========  ==========  ===========  ===========   ===========

                                     MONY

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                        MONY Custom Master
                                         ------------------------------------------------
                                                   Enterprise Accumulation Trust
                                         ------------------------------------------------

                                           Equity      Capital     Multi-Cap
                                           Income    Appreciation    Growth     Balanced
                                         Subaccount   Subaccount   Subaccount  Subaccount
                                         ----------  ------------ -----------  ----------
                ASSETS
Shares held in respective Funds.........    613,511      917,402      859,902     392,838
                                         ==========  ===========  ===========  ==========
Investments at cost..................... $3,186,770  $ 6,810,874  $10,384,489  $1,937,043
                                         ==========  ===========  ===========  ==========
Investments in respective Funds, at net
  asset value........................... $2,589,015  $ 4,339,313  $ 4,738,060  $1,665,632
Amount due from MONY....................          0           29            0           0
Amount due from respective Funds........          0            0            0           0
                                         ----------  -----------  -----------  ----------
       Total assets.....................  2,589,015    4,339,342    4,738,060   1,665,632
                                         ----------  -----------  -----------  ----------
              LIABILITIES
Amount due to MONY......................      3,126        5,315        5,825       2,010
Amount due to respective Funds..........          0           29            0           0
                                         ----------  -----------  -----------  ----------
       Total liabilities................      3,126        5,344        5,825       2,010
                                         ----------  -----------  -----------  ----------
Net assets.............................. $2,585,889  $ 4,333,998  $ 4,732,235  $1,663,622
                                         ==========  ===========  ===========  ==========
Net assets consist of:
  Contractholders' net payments......... $3,359,564  $ 7,356,901  $12,663,255  $1,984,924
  Undistributed net investment income
   (loss)...............................    (15,301)     154,125     (275,222)     14,982
  Accumulated net realized gain (loss)
   on investments.......................   (160,619)    (705,467)  (2,009,369)    (64,873)
  Net unrealized appreciation
   (depreciation) of investments........   (597,755)  (2,471,561)  (5,646,429)   (271,411)
                                         ----------  -----------  -----------  ----------
Net assets.............................. $2,585,889  $ 4,333,998  $ 4,732,235  $1,663,622
                                         ==========  ===========  ===========  ==========
Number of units outstanding*............    324,512      719,290    1,444,421     201,470
                                         ----------  -----------  -----------  ----------
Net asset value per unit outstanding*... $     7.97  $      6.03  $      3.28  $     8.26
                                         ==========  ===========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                             MONY Custom Master
---------------------------------------------------------------------------------------------------------------
       Enterprise Accumulation Trust                                  Fidelity Variable Insurance Products Funds
-------------------------------------------                           -----------------------------------------
                                                           Dreyfus
                                                          Socially                                   VIP III
Worldwide   Mid-Cap    Emerging    Total      Dreyfus    Responsible      VIP          VIP II        Growth
  Growth     Growth   Countries    Return   Stock Index    Growth        Growth      Contrafund   Opportunities
Subaccount Subaccount Subaccount Subaccount Subaccount   Subaccount    Subaccount    Subaccount    Subaccount
---------- ---------- ---------- ---------- -----------  -----------  -----------   -----------   -------------

    5,925     49,223     3,713      25,191      475,944       96,947      187,812       349,656        179,535
 ========   ========   =======    ========  ===========  ===========  ===========   ===========    ===========
 $ 52,359   $344,380   $34,633    $253,560  $16,507,519  $ 3,420,077  $ 8,179,965   $ 8,035,439    $ 3,374,916
 ========   ========   =======    ========  ===========  ===========  ===========   ===========    ===========
 $ 39,815   $260,884   $29,369    $256,697  $10,694,464  $ 1,832,296  $ 4,383,530   $ 6,307,800    $ 2,100,558
        0          0         0           0           10            0            0             0              0
        0          0         0           0            0            0            0             0              0
 --------   --------   -------    --------  -----------  -----------  -----------   -----------    -----------
   39,815    260,884    29,369     256,697   10,694,474    1,832,296    4,383,530     6,307,800      2,100,558
 --------   --------   -------    --------  -----------  -----------  -----------   -----------    -----------

       49        320        36         303       13,042        2,257        5,407         7,510          2,587
        0          0         0           0           10            0            0             0              0
 --------   --------   -------    --------  -----------  -----------  -----------   -----------    -----------
       49        320        36         303       13,052        2,257        5,407         7,510          2,587
 --------   --------   -------    --------  -----------  -----------  -----------   -----------    -----------
 $ 39,766   $260,564   $29,333    $256,394  $10,681,422  $ 1,830,039  $ 4,378,123   $ 6,300,290    $ 2,097,971
 ========   ========   =======    ========  ===========  ===========  ===========   ===========    ===========

 $ 54,657   $364,105   $38,146    $246,992  $18,217,571  $ 4,201,425  $ 9,598,767   $ 8,687,395    $ 3,789,697
     (834)    (4,582)     (282)      6,045      270,827      (62,223)     325,697        66,739        (61,147)
   (1,513)   (15,463)   (3,267)        220   (1,993,921)    (721,382)  (1,749,906)     (726,205)      (356,221)
  (12,544)   (83,496)   (5,264)      3,137   (5,813,055)  (1,587,781)  (3,796,435)   (1,727,639)    (1,274,358)
 --------   --------   -------    --------  -----------  -----------  -----------   -----------    -----------
 $ 39,766   $260,564   $29,333    $256,394  $10,681,422  $ 1,830,039  $ 4,378,123   $ 6,300,290    $ 2,097,971
 ========   ========   =======    ========  ===========  ===========  ===========   ===========    ===========
    6,059     50,679     3,283      24,302    1,855,982      376,160      850,700       924,169        401,094
 --------   --------   -------    --------  -----------  -----------  -----------   -----------    -----------
 $   6.57   $   5.14   $  8.93    $  10.55  $      5.76  $      4.87  $      5.15   $      6.82    $      5.23
 ========   ========   =======    ========  ===========  ===========  ===========   ===========    ===========

                                     MONY

                              Variable Account A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                         MONY Custom Master
                                         --------------------------------------------------

                                                         Janus Aspen Series
                                         --------------------------------------------------
                                          Aggressive                 Capital     Worldwide
                                            Growth      Balanced   Appreciation    Growth
                                          Subaccount   Subaccount   Subaccount   Subaccount
                                         -----------  -----------  ------------ -----------
                ASSETS
Shares held in respective Funds.........     260,076      505,039      220,512      340,230
                                         ===========  ===========  ===========  ===========
Investments at cost..................... $11,599,313  $12,279,818  $ 6,290,863  $14,039,404
                                         ===========  ===========  ===========  ===========
Investments in respective Funds, at net
  asset value........................... $ 4,119,601  $10,398,762  $ 3,830,299  $ 7,161,850
Amount due from MONY....................           0        2,063            0            0
Amount due from respective Funds........           0            0          185            0
                                         -----------  -----------  -----------  -----------
       Total assets.....................   4,119,601   10,400,825    3,830,484    7,161,850
                                         -----------  -----------  -----------  -----------
              LIABILITIES
Amount due to MONY......................       4,984       12,450        4,899        8,691
Amount due to respective Funds..........           0        2,063            0            0
                                         -----------  -----------  -----------  -----------
       Total liabilities................       4,984       14,513        4,899        8,691
                                         -----------  -----------  -----------  -----------
Net assets.............................. $ 4,114,617  $10,386,312  $ 3,825,585  $ 7,153,159
                                         ===========  ===========  ===========  ===========
Net assets consist of:
  Contractholders' net payments......... $15,552,623  $12,518,826  $ 7,260,726  $16,511,587
  Undistributed net investment income
   (loss)...............................     440,433      734,672      (23,368)     456,723
  Accumulated net realized gain (loss)
   on investments.......................  (4,398,727)    (986,130)    (951,209)  (2,937,597)
  Net unrealized appreciation
   (depreciation) of investments........  (7,479,712)  (1,881,056)  (2,460,564)  (6,877,554)
                                         -----------  -----------  -----------  -----------
Net assets.............................. $ 4,114,617  $10,386,312  $ 3,825,585  $ 7,153,159
                                         ===========  ===========  ===========  ===========
Number of units outstanding*............   1,325,186    1,195,715      716,445    1,695,459
                                         -----------  -----------  -----------  -----------
Net asset value per unit outstanding*... $      3.11  $      8.69  $      5.34  $      4.22
                                         ===========  ===========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY Custom Master
----------------------------------------------------------------------------------------------------
                                                                          The Universal
                                                                          Institutional
Alger American Fund Lord Abbet Series Fund Pimco Variable Insurance Trust  Funds, Inc.
------------------- --------------------   ------------------------------ -------------
                    Growth and   Mid-Cap     Global                         U.S. Real
   MidCap Growth      Income      Value       Bond        Real Return        Estate
    Subaccount      Subaccount  Subaccount Subaccount     Subaccount       Subaccount       Total
    ----------      ----------  ---------- ----------     -----------     ------------- ------------
       13,592          17,668      14,682     63,238         149,990          41,974
     ========        ========    ========   ========      ==========        ========
     $206,441        $362,666    $206,076   $704,469      $1,728,029        $525,241    $258,531,732
     ========        ========    ========   ========      ==========        ========    ============
     $169,217        $332,696    $203,499   $739,250      $1,784,875        $475,568    $179,600,339
            0               0           0          0               0               0           5,531
            0               0           0          0               0               0           1,001
     --------        --------    --------   --------      ----------        --------    ------------
      169,217         332,696     203,499    739,250       1,784,875         475,568     179,606,871
     --------        --------    --------   --------      ----------        --------    ------------
          206             402         243        855           2,067             558         218,230
            0               0           0          0               0               0           5,531
     --------        --------    --------   --------      ----------        --------    ------------
          206             402         243        855           2,067             558         223,761
     --------        --------    --------   --------      ----------        --------    ------------
     $169,011        $332,294    $203,256   $738,395      $1,782,808        $475,010    $179,383,110
     ========        ========    ========   ========      ==========        ========    ============
     $211,069        $367,509    $211,573   $694,222      $1,695,682        $512,671    $275,585,384
       (1,307)           (184)         13      6,681          21,451          22,150      22,308,348
       (3,527)         (5,061)     (5,753)     2,711           8,829         (10,138)    (39,579,229)
      (37,224)        (29,970)     (2,577)    34,781          56,846         (49,673)    (78,931,393)
     --------        --------    --------   --------      ----------        --------    ------------
     $169,011        $332,294    $203,256   $738,395      $1,782,808        $475,010    $179,383,110
     ========        ========    ========   ========      ==========        ========    ============
       22,150          39,586      23,536     64,465         159,554          50,900
     --------        --------    --------   --------      ----------        --------
     $   7.63        $   8.39    $   8.64   $  11.45      $    11.17        $   9.33
     ========        ========    ========   ========      ==========        ========

                                     MONY

                              Variable Account A

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002

                                              MONY Custom Master
                                 --------------------------------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------

                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
  Dividend income...............   $197,130    $326,193  $ 339,435  $ 314,622
  Distribution from net
    realized gains..............          0           0          0          0
  Mortality and expense risk
    charges.....................    (74,883)    (99,321)  (158,596)  (284,452)
                                   --------    --------  ---------  ---------
  Net investment income (loss)..    122,247     226,872    180,839     30,170
                                   --------    --------  ---------  ---------
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................     59,969      55,531     76,533          0
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................    250,754     602,055    337,574          0
                                   --------    --------  ---------  ---------
  Net realized and unrealized
    gain (loss) on investments..    310,723     657,586    414,107          0
                                   --------    --------  ---------  ---------
  Net increase (decrease) in
    net assets resulting from
    operations..................   $432,970    $884,458  $ 594,946  $  30,170
                                   ========    ========  =========  =========

                      See notes to financial statements.

                                          MONY Custom Master
-----------------------------------------------------------------------------------------------------
                                    Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------
                Small                                                                        Small
               Company                 International High Yield               Growth and    Company
   Equity       Value       Managed       Growth        Bond       Growth       Income       Growth
 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount   Subaccount   Subaccount
-----------  -----------  -----------  ------------- ---------- -----------  -----------  -----------
$         0  $    40,531  $   147,624    $  13,938   $ 323,735  $    58,306  $   126,145  $         0
          0      306,250            0            0           0            0            0            0
   (196,054)    (150,145)    (226,120)     (30,451)    (50,479)    (214,879)    (158,122)     (88,574)
-----------  -----------  -----------    ---------   ---------  -----------  -----------  -----------
   (196,054)     196,636      (78,496)     (16,513)    273,256     (156,573)     (31,977)     (88,574)
-----------  -----------  -----------    ---------   ---------  -----------  -----------  -----------

 (5,044,476)    (793,629)  (2,999,755)    (418,853)   (108,191)  (1,180,738)  (1,165,144)    (659,883)
   (450,386)    (743,790)  (1,541,986)     (76,894)   (176,187)  (3,252,907)  (2,712,210)  (1,348,774)
-----------  -----------  -----------    ---------   ---------  -----------  -----------  -----------
 (5,494,862)  (1,537,419)  (4,541,741)    (495,747)   (284,378)  (4,433,645)  (3,877,354)  (2,008,657)
-----------  -----------  -----------    ---------   ---------  -----------  -----------  -----------
$(5,690,916) $(1,340,783) $(4,620,237)   $(512,260)  $ (11,122) $(4,590,218) $(3,909,331) $(2,097,231)
===========  ===========  ===========    =========   =========  ===========  ===========  ===========

                                     MONY

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)

                                               MONY Custom Master
                               --------------------------------------------------
                                          Enterprise Accumulation Trust
                               --------------------------------------------------
                                  Equity      Capital     Multi-Cap
                                  Income    Appreciation    Growth      Balanced
                                Subaccount   Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------ ------------

                               For the year For the year For the year For the year
                                  ended        ended        ended        ended
                               December 31, December 31, December 31, December 31,
                                   2002         2002         2002         2002
                               ------------ ------------ ------------ ------------
Dividend income...............  $  36,292    $       0   $         0   $  36,055
Distribution from net
  realized gains..............          0            0             0           0
Mortality and expense risk
  charges.....................    (41,112)     (71,267)      (88,646)    (26,250)
                                ---------    ---------   -----------   ---------
Net investment income (loss)..     (4,820)     (71,267)      (88,646)      9,805
                                ---------    ---------   -----------   ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (143,636)    (401,490)   (1,196,701)    (52,171)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (425,408)    (523,775)   (1,664,180)   (218,275)
                                ---------    ---------   -----------   ---------
Net realized and unrealized
  gain (loss) on investments..   (569,044)    (925,265)   (2,860,881)   (270,446)
                                ---------    ---------   -----------   ---------
Net increase (decrease) in
  net assets resulting from
  operations..................  $(573,864)   $(996,532)  $(2,949,527)  $(260,641)
                                =========    =========   ===========   =========

----------
** Commencement of operations

                      See notes to financial statements.

                                                  MONY Custom Master
-------------------------------------------------------------------------------------------------------------------------
            Enterprise Accumulation Trust                                       Fidelity Variable Insurance Products Funds
----------------------------------------------------                            -----------------------------------------
                                                                     Dreyfus
                                                        Dreyfus      Socially                                  VIP III
 Worldwide     Mid-Cap      Emerging                     Stock     Responsible                   VIP II        Growth
   Growth       Growth     Countries    Total Return     Index        Growth     VIP Growth    Contrafund   Opportunities
 Subaccount   Subaccount   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount    Subaccount    Subaccount
 ----------  ------------ ------------ -------------- ------------ ------------ ------------  ------------  -------------
                                       For the period
For the year For the year For the year May 20, 2002** For the year For the year For the year  For the year  For the year
   ended        ended        ended        through        ended        ended        ended         ended          ended
December 31, December 31, December 31,  December 31,  December 31, December 31, December 31,  December 31,  December 31,
    2002         2002         2002          2002          2002         2002         2002          2002          2002
------------ ------------ ------------ -------------- ------------ ------------ ------------  ------------  -------------
  $      0    $       0     $    67       $ 3,461     $   175,360   $   4,970   $     8,863    $  53,588      $  24,191
         0            0           0         3,975               0           0             0            0              0
      (593)      (3,773)       (327)       (1,391)       (179,080)    (33,194)      (79,189)     (96,721)       (34,781)
  --------    ---------     -------       -------     -----------   ---------   -----------    ---------      ---------
      (593)      (3,773)       (260)        6,045          (3,720)    (28,224)      (70,326)     (43,133)       (10,590)
  --------    ---------     -------       -------     -----------   ---------   -----------    ---------      ---------
    (1,484)     (13,775)     (3,268)          220      (1,332,942)   (452,518)     (936,346)    (275,627)      (242,617)

   (10,732)     (91,324)     (6,393)        3,137      (2,365,410)   (427,910)   (1,275,386)    (489,128)      (449,364)
  --------    ---------     -------       -------     -----------   ---------   -----------    ---------      ---------
   (12,216)    (105,099)     (9,661)        3,357      (3,698,352)   (880,428)   (2,211,732)    (764,755)      (691,981)
  --------    ---------     -------       -------     -----------   ---------   -----------    ---------      ---------
  $(12,809)   $(108,872)    $(9,921)      $ 9,402     $(3,702,072)  $(908,652)  $(2,282,058)   $(807,888)     $(702,571)
  ========    =========     =======       =======     ===========   =========   ===========    =========      =========

                                     MONY

                              Variable Account A

                      STATEMENT OF OPERATIONS (continued)


                                               MONY Custom Master
                               --------------------------------------------------

                                               Janus Aspen Series
                               --------------------------------------------------
                                Aggressive                 Capital     Worldwide
                                  Growth      Balanced   Appreciation    Growth
                                Subaccount   Subaccount   Subaccount   Subaccount
                               ------------ ------------ ------------ ------------

                               For the year For the year For the year For the year
                                  ended        ended        ended        ended
                               December 31, December 31, December 31, December 31,
                                   2002         2002         2002         2002
                               ------------ ------------ ------------ ------------
Dividend income............... $         0  $   280,261   $  25,942   $    80,372
Distribution from net
  realized gains..............           0            0           0             0
Mortality and expense risk
  charges.....................     (69,476)    (159,750)    (61,899)     (124,349)
                               -----------  -----------   ---------   -----------
Net investment income (loss)..    (69,476 )     120,511     (35,957)      (43,977)
                               -----------  -----------   ---------   -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................  (1,993,041)    (430,945)   (541,404)   (1,441,188)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     158,117     (682,721)   (283,187)   (1,413,064)
                               -----------  -----------   ---------   -----------
Net realized and unrealized
  gain (loss) on investments..  (1,834,924)  (1,113,666)   (824,591)   (2,854,252)
                               -----------  -----------   ---------   -----------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(1,904,400) $  (993,155)  $(860,548)  $(2,898,229)
                               ===========  ===========   =========   ===========

----------
** Commencementof operations

                      See notes to financial statements.

                                           MONY Custom Master
-------------------------------------------------------------------------------------------------------
    Alger                                                                   The Universal
   American                                                                 Institutional
     Fund         Lord Abbett Series Fund    Pimco Variable Insurance Trust  Funds, Inc.       Total
-------------- ----------------------------  ----------------------------   -------------- --------------
    MidCap       Growth and      Mid-Cap                                      U.S. Real
    Growth         Income         Value       Global Bond     Real Return       Estate
  Subaccount     Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
-------------- -------------- -------------- --------------  -------------- --------------
For the period For the period For the period For the period  For the period For the period
May 10, 2002** May 10, 2002** May 9, 2002**  May 20, 2002**  May 2, 2002**  May 10, 2002** For the period
   through        through        through        through         through        through         ended
 December 31,   December 31,   December 31,   December 31,    December 31,   December 31,   December 31,
     2002           2002           2002           2002            2002           2002           2002
-------------- -------------- -------------- --------------  -------------- -------------- --------------
   $      0       $  1,965       $ 1,148        $ 7,322         $27,293        $ 15,025     $  2,669,834
          0              0             0          3,079           3,447          10,311          327,062
     (1,307)        (2,149)       (1,135)        (3,720)         (9,289)         (3,186)      (2,824,660)
   --------       --------       -------        -------         -------        --------     ------------
     (1,307)          (184)           13          6,681          21,451          22,150          172,236
   --------       --------       -------        -------         -------        --------     ------------

     (3,527)        (5,061)       (5,753)         2,711           8,829         (10,138)     (21,650,508)
    (37,224)       (29,970)       (2,577)        34,781          56,846         (49,673)     (19,305,571)
   --------       --------       -------        -------         -------        --------     ------------
    (40,751)       (35,031)       (8,330)        37,492          65,675         (59,811)     (40,956,079)
   --------       --------       -------        -------         -------        --------     ------------
   $(42,058)      $(35,215)      $(8,317)       $44,173         $87,126        $(37,661)    $(40,783,843)
   ========       ========       =======        =======         =======        ========     ============

                                     MONY

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,


                                                           MONY Custom Master
                               -------------------------------------------------------------------------
                                                         MONY Series Fund, Inc.
                               -------------------------------------------------------------------------
                                Intermediate Term Bond       Long Term Bond       Government Securities
                                      Subaccount               Subaccount               Subaccount
                               -----------------------  -----------------------  -----------------------
                                   2002        2001         2002        2001         2002        2001
                               -----------  ----------  -----------  ----------  -----------  ----------
From operations:
 Net investment income (loss). $   122,247  $   90,185  $   226,872  $  144,951  $   180,839  $  119,152
 Net realized gain (loss) on
   investments................      59,969      79,455       55,531      66,316       76,533      47,725
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     250,754      26,641      602,055       3,221      337,574      52,625
                               -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................     432,970     196,281      884,458     214,488      594,946     219,502
                               -----------  ----------  -----------  ----------  -----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   2,494,618   2,923,395    1,852,554   3,570,402    5,651,858   5,894,617
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (1,113,441)   (818,157)  (1,288,502)   (604,966)  (2,087,214)   (413,290)
                               -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) from
 unit transactions............   1,381,177   2,105,238      564,052   2,965,436    3,564,644   5,481,327
                               -----------  ----------  -----------  ----------  -----------  ----------
Net increase (decrease) in
 net assets...................   1,814,147   2,301,519    1,448,510   3,179,924    4,159,590   5,700,829
Net assets beginning of year..   4,428,227   2,126,708    6,631,861   3,451,937    8,927,750   3,226,921
                               -----------  ----------  -----------  ----------  -----------  ----------
Net assets end of year*....... $ 6,242,374  $4,428,227  $ 8,080,371  $6,631,861  $13,087,340  $8,927,750
                               ===========  ==========  ===========  ==========  ===========  ==========
Unit transactions:
Units outstanding beginning
 of year......................     389,050     200,073      582,117     317,823      792,657     301,304
Units issued during the year..     218,839     260,876      158,687     318,448      498,099     528,732
Units redeemed during the year     (99,563)    (71,899)    (110,678)    (54,154)    (185,699)    (37,379)
                               -----------  ----------  -----------  ----------  -----------  ----------
Units outstanding end of year.     508,326     389,050      630,126     582,117    1,105,057     792,657
                               ===========  ==========  ===========  ==========  ===========  ==========
----------
*  Includes undistributed net
   investment income of:       $   200,865  $   78,618  $   354,922  $  128,050  $   287,939  $  107,100
                               ===========  ==========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                                           MONY Custom Master
--------------------------------------------------------------------------------------------------------
  MONY Series Fund, Inc.                            Enterprise Accumulation Trust
--------------------------  ----------------------------------------------------------------------------
                                                         Small Company Value
  Money Market Subaccount       Equity Subaccount            Subaccount            Managed Subaccount
--------------------------  ------------------------  ------------------------  ------------------------
    2002          2001          2002         2001         2002         2001         2002         2001
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------

$     30,170  $    433,874  $  (196,054) $ 3,138,150  $   196,636  $ 2,385,710  $   (78,496) $ 1,282,698
           0             0   (5,044,476)  (4,042,109)    (793,629)    (410,038)  (2,999,755)  (3,201,984)

           0             0     (450,386)  (3,839,843)    (743,790)  (1,692,450)  (1,541,986)    (888,544)
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------

      30,170       433,874   (5,690,916)  (4,743,802)  (1,340,783)     283,222   (4,620,237)  (2,807,830)
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------

   9,441,379    30,563,895      816,352    4,545,488    2,439,161    4,659,053    1,545,559    7,473,196

 (16,336,967)  (19,388,321)  (3,225,095)  (3,021,091)  (2,097,335)    (657,002)  (4,745,060)  (3,719,098)
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
  (6,895,588)   11,175,574   (2,408,743)   1,524,397      341,826    4,002,051   (3,199,501)   3,754,098
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
  (6,865,418)   11,609,448   (8,099,659)  (3,219,405)    (998,957)   4,285,273   (7,819,738)     946,268
  24,554,376    12,944,928   18,865,830   22,085,235   10,843,570    6,558,297   20,750,499   19,804,231
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
$ 17,688,958  $ 24,554,376  $10,766,171  $18,865,830  $ 9,844,613  $10,843,570  $12,930,761  $20,750,499
============  ============  ===========  ===========  ===========  ===========  ===========  ===========

   2,314,499     1,249,641    2,538,412    2,379,095    1,046,826      657,017    2,273,494    1,901,068
     946,890     2,908,012      189,165      563,571      247,089      456,745      206,964      780,291
  (1,596,346)   (1,843,154)    (647,076)    (404,254)    (232,421)     (66,936)    (657,359)    (407,865)
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
   1,665,043     2,314,499    2,080,501    2,538,412    1,061,494    1,046,826    1,823,099    2,273,494
============  ============  ===========  ===========  ===========  ===========  ===========  ===========

$    740,772  $    710,602  $ 7,943,376  $ 8,139,430  $ 3,497,258  $ 3,300,622  $ 6,470,916  $ 6,549,412
============  ============  ===========  ===========  ===========  ===========  ===========  ===========

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                           MONY Custom Master
                               -------------------------------------------------------------------------
                                                     Enterprise Accumulation Trust
-                              -------------------------------------------------------------------------
                                 International Growth       High Yield Bond
                                      Subaccount              Subaccount            Growth Subaccount
-                              -----------------------  ----------------------  ------------------------
                                  2002         2001        2002        2001         2002         2001
-                              ----------  -----------  ----------  ----------  -----------  -----------
From operations:
 Net investment income (loss). $  (16,513) $   274,707  $  273,256  $  208,010  $  (156,573) $  (167,073)
 Net realized gain (loss) on
   investments................   (418,853)    (211,391)   (108,191)    (24,597)  (1,180,738)    (658,023)
 Net change in unrealized
   depreciation of investments    (76,894)  (1,096,543)   (176,187)    (88,693)  (3,252,907)  (2,055,917)
                               ----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................   (512,260)  (1,033,227)    (11,122)     94,720   (4,590,218)  (2,881,013)
                               ----------  -----------  ----------  ----------  -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    202,918      470,332   1,021,511   1,675,807    1,598,189    4,304,531
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (496,886)    (306,925)   (744,792)   (179,500)  (3,158,294)  (2,439,126)
                               ----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) from
 unit transactions............   (293,968)     163,407     276,719   1,496,307   (1,560,105)   1,865,405
                               ----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in
 net assets...................   (806,228)    (869,820)    265,597   1,591,027   (6,150,323)  (1,015,608)
Net assets beginning of year..  2,582,264    3,452,084   3,507,354   1,916,327   18,922,935   19,938,543
                               ----------  -----------  ----------  ----------  -----------  -----------
Net assets end of year*....... $1,776,036  $ 2,582,264  $3,772,951  $3,507,354  $12,772,612  $18,922,935
                               ==========  ===========  ==========  ==========  ===========  ===========
Unit transactions:
Units outstanding beginning
 of year......................    389,596      370,601     342,270     195,361    2,358,816    2,143,387
Units issued during the year..     34,980       61,210     107,206     164,537      246,433      524,862
Units redeemed during the year    (87,220)     (42,215)    (81,922)    (17,628)    (501,213)    (309,433)
                               ----------  -----------  ----------  ----------  -----------  -----------
Units outstanding end of year.    337,356      389,596     367,554     342,270    2,104,036    2,358,816
                               ==========  ===========  ==========  ==========  ===========  ===========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $  494,602  $   511,115  $  546,077  $  272,821  $  (270,727) $  (114,154)
                               ==========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                                         MONY Custom Master
-------------------------------------------------------------------------------------------------------
                                    Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------
                               Small Company Growth                               Capital Appreciation
Growth and Income Subaccount        Subaccount         Equity Income Subaccount        Subaccount
---------------------------  ------------------------  ----------------------   ------------------------
    2002           2001          2002         2001        2002         2001         2002         2001
 -----------   -----------   -----------  -----------  ----------   ----------  -----------  -----------

$   (31,977)   $   (64,455)  $   (88,574) $   190,468  $   (4,820)  $   (6,525) $   (71,267) $   (45,064)
 (1,165,144)      (411,788)     (659,883)    (119,789)   (143,636)     (16,763)    (401,490)    (280,149)
 (2,712,210)    (1,538,981)   (1,348,774)    (501,828)   (425,408)    (330,834)    (523,775)  (1,143,684)
 -----------   -----------   -----------  -----------  ----------   ----------  -----------  -----------

 (3,909,331)    (2,015,224)   (2,097,231)    (431,149)   (573,864)    (354,122)    (996,532)  (1,468,897)
 -----------   -----------   -----------  -----------  ----------   ----------  -----------  -----------

  1,248,678      5,202,204       873,126    1,621,246     767,847    1,189,482      418,886    1,103,856

 (2,743,208)    (2,395,453)   (1,835,177)  (1,113,924)   (663,764)    (283,243)    (858,057)    (694,730)
 -----------   -----------   -----------  -----------  ----------   ----------  -----------  -----------
 (1,494,530)     2,806,751      (962,051)     507,322     104,083      906,239     (439,171)     409,126
 -----------   -----------   -----------  -----------  ----------   ----------  -----------  -----------
 (5,403,861)       791,527    (3,059,282)      76,173    (469,781)     552,117   (1,435,703)  (1,059,771)
 14,405,800     13,614,273     8,108,173    8,032,000   3,055,670    2,503,553    5,769,701    6,829,472
 -----------   -----------   -----------  -----------  ----------   ----------  -----------  -----------
$ 9,001,939    $14,405,800   $ 5,048,891  $ 8,108,173  $2,585,889   $3,055,670  $ 4,333,998  $ 5,769,701
 ===========   ===========   ===========  ===========  ==========   ==========  ===========  ===========

  1,704,269      1,399,799       953,793      896,084     322,414      232,503      785,011      740,903
    181,046        580,466       120,401      197,266      92,091      119,255       61,521      137,236
   (426,855)      (275,996)     (281,678)    (139,557)    (89,993)     (29,344)    (127,242)     (93,128)
 -----------   -----------   -----------  -----------  ----------   ----------  -----------  -----------
  1,458,460      1,704,269       792,516      953,793     324,512      322,414      719,290      785,011
 ===========   ===========   ===========  ===========  ==========   ==========  ===========  ===========

$  (140,922)   $  (108,945)  $   107,182  $   195,756  $  (15,301)  $  (10,481) $   154,125  $   225,392
 ===========   ===========   ===========  ===========  ==========   ==========  ===========  ===========

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                            MONY Custom Master
                                            ---------------------------------------------------------------------------------
                                                                      Enterprise Accumulation Trust
                                            ---------------------------------------------------------------------------------
                                                Multi-Cap Growth
                                                   Subaccount            Balanced Subaccount     Worldwide Growth Subaccount
                                            ------------------------  ------------------------  -----------------------------
                                            For the year For the year For the year For the year For the year  For the period
                                               ended        ended        ended        ended        ended      May 21, 2001**
                                            December 31, December 31, December 31, December 31, December 31,      through
                                                2002         2001         2002         2001         2002     December 31, 2001
                                            ------------ ------------ ------------ ------------ ------------ -----------------
From operations:
 Net investment income (loss).............. $   (88,646) $  (120,097)  $    9,805   $    5,696    $   (593)       $  (241)
 Net realized gain (loss) on investments...  (1,196,701)    (721,798)     (52,171)     (12,372)     (1,484)           (29)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,664,180)  (1,063,004)    (218,275)     (69,724)    (10,732)        (1,812)
                                            -----------  -----------   ----------   ----------    --------        -------
Net increase (decrease) in net assets
 resulting from operations.................  (2,949,527)  (1,904,899)    (260,641)     (76,400)    (12,809)        (2,082)
                                            -----------  -----------   ----------   ----------    --------        -------
From unit transactions:
 Net proceeds from the issuance of units...     331,280    1,504,464      165,528      753,996       8,537         55,407
 Net asset value of units redeemed or used
   to meet contract obligations............  (1,279,835)  (1,192,372)    (426,490)    (135,002)     (9,287)             0
                                            -----------  -----------   ----------   ----------    --------        -------
Net increase (decrease) from unit
 transactions..............................    (948,555)     312,092     (260,962)     618,994        (750)        55,407
                                            -----------  -----------   ----------   ----------    --------        -------
Net increase (decrease) in net assets......  (3,898,082)  (1,592,807)    (521,603)     542,594     (13,559)        53,325
Net assets beginning of period.............   8,630,317   10,223,124    2,185,225    1,642,631      53,325              0
                                            -----------  -----------   ----------   ----------    --------        -------
Net assets end of period*.................. $ 4,732,235  $ 8,630,317   $1,663,622   $2,185,225    $ 39,766        $53,325
                                            ===========  ===========   ==========   ==========    ========        =======
Unit transactions:
Units outstanding beginning of period......   1,696,840    1,645,677      232,751      165,938       6,035              0
Units issued during the period.............      82,223      283,211       19,140       81,423       1,100          6,035
Units redeemed during the period...........    (334,642)    (232,048)     (50,421)     (14,610)     (1,076)             0
                                            -----------  -----------   ----------   ----------    --------        -------
Units outstanding end of period............   1,444,421    1,696,840      201,470      232,751       6,059          6,035
                                            ===========  ===========   ==========   ==========    ========        =======
----------
*  Includes undistributed net investment
   income (loss) of:                        $  (275,222) $  (186,576)  $   14,982   $    5,177    $   (834)       $  (241)
                                            ===========  ===========   ==========   ==========    ========        =======

** Commencement of operations

                      See notes to financial statements.

                                         MONY Custom Master
---------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust
--------------------------------------------------------------------------
                                                              Total Return
 Mid-Cap Growth Subaccount   Emerging Countries Subaccount     Subaccount   Dreyfus Stock Index Subaccount
--------------------------  -------------------------------  -------------- -----------------------------
             For the period                For the period    For the period
For the year May 10, 2001** For the year September 4, 2001** May 20, 2002** For the year    For the year
   ended        through        ended           through          through        ended           ended
December 31,  December 31,  December 31,    December 31,      December 31,  December 31,    December 31,
    2002          2001          2002            2001              2002          2002            2001
------------ -------------- ------------ ------------------- -------------- ------------    ------------
 $  (3,773)     $   (809)     $   (260)        $   (22)         $  6,045    $    (3,720)    $    44,786
   (13,775)       (1,688)       (3,268)              1               220     (1,332,942)       (637,809)
   (91,324)        7,828        (6,393)          1,129             3,137     (2,365,410)     (1,714,359)
 ---------      --------      --------         -------          --------    -----------     -----------
  (108,872)        5,331        (9,921)          1,108             9,402     (3,702,072)     (2,307,382)
 ---------      --------      --------         -------          --------    -----------     -----------
   128,802       273,624        53,724          13,276           329,454      1,663,166       4,368,797
   (38,321)            0       (28,854)              0           (82,462)    (2,867,284)     (2,236,687)
 ---------      --------      --------         -------          --------    -----------     -----------

    90,481       273,624        24,870          13,276           246,992     (1,204,118)      2,132,110
 ---------      --------      --------         -------          --------    -----------     -----------
   (18,391)      278,955        14,949          14,384           256,394     (4,906,190)       (175,272)
   278,955             0        14,384               0                 0     15,587,612      15,762,884
 ---------      --------      --------         -------          --------    -----------     -----------
 $ 260,564      $278,955      $ 29,333         $14,384          $256,394    $10,681,422     $15,587,612
 =========      ========      ========         =======          ========    ===========     ===========
    36,913             0         1,323               0                 0      2,073,771       1,815,979
    23,150        36,913         5,067           1,323            33,048        251,336         549,918
    (9,384)            0        (3,107)              0            (8,746)      (469,125)       (292,126)
 ---------      --------      --------         -------          --------    -----------     -----------
    50,679        36,913         3,283           1,323            24,302      1,855,982       2,073,771
 =========      ========      ========         =======          ========    ===========     ===========

 $  (4,582)     $   (809)     $   (282)        $   (22)         $  6,045    $   270,827     $   274,547
 =========      ========      ========         =======          ========    ===========     ===========

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                                            MONY Custom Master
                               ---------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Funds
                                                        --------------------------------------------------
                                   Dreyfus Socially
                                  Responsible Growth                                  VIP II Contrafund
                                      Subaccount          VIP Growth Subaccount          Subaccount
                               -----------------------  ------------------------  ------------------------
                                   2002        2001         2002         2001         2002         2001
                               -----------  ----------  -----------  -----------  -----------  -----------
From operations:

 Net investment income (loss). $   (28,224) $  (42,970) $   (70,326) $   441,657  $   (43,133) $   153,989
 Net realized loss on
   investments................    (452,518)   (264,701)    (936,346)    (808,227)    (275,627)    (447,057)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (427,910)   (664,023)  (1,275,386)  (1,305,311)    (489,128)    (849,805)
                               -----------  ----------  -----------  -----------  -----------  -----------
Net decrease in net assets
 resulting from operations....    (908,652)   (971,694)  (2,282,058)  (1,671,881)    (807,888)  (1,142,873)
                               -----------  ----------  -----------  -----------  -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........     302,190     951,814      606,858    2,326,185      542,143    2,246,402
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (633,933)   (530,433)  (1,279,431)  (1,490,845)  (1,044,493)  (1,354,366)
                               -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) from
 unit transactions............    (331,743)    421,381     (672,573)     835,340     (502,350)     892,036
                               -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
 net assets...................  (1,240,395)   (550,313)  (2,954,631)    (836,541)  (1,310,238)    (250,837)
Net assets beginning of year..   3,070,434   3,620,747    7,332,754    8,169,295    7,610,528    7,861,365
                               -----------  ----------  -----------  -----------  -----------  -----------
Net assets end of year*....... $ 1,830,039  $3,070,434  $ 4,378,123  $ 7,332,754  $ 6,300,290  $ 7,610,528
                               ===========  ==========  ===========  ===========  ===========  ===========
Unit transactions:
Units outstanding beginning
 of year......................     442,088     397,834      980,438      885,987      997,365      890,303
Units issued during the year..      51,213     116,520       94,779      287,619       91,741      284,988
Units redeemed during the year    (117,141)    (72,266)    (224,517)    (193,168)    (164,937)    (177,926)
                               -----------  ----------  -----------  -----------  -----------  -----------
Units outstanding end of year.     376,160     442,088      850,700      980,438      924,169      997,365
                               ===========  ==========  ===========  ===========  ===========  ===========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $   (62,223) $  (33,999)     325,697  $   396,023  $    66,739  $   109,872
                               ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                                         MONY Custom Master
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance
    Products Funds                                       Janus Aspen Series
--------------------------  -------------------------------------------------------------------------------
        VIP III
 Growth Opportunities                                                                Capital Appreciation
      Subaccount            Aggressive Growth Subaccount    Balanced Subaccount           Subaccount
--------------------------  ---------------------------  ------------------------  ------------------------
   2002          2001           2002           2001          2002         2001         2002         2001
 ----------    ----------    -----------   -----------   -----------  -----------  -----------  -----------

$  (10,590)   $  (34,567)   $   (69,476)   $  (110,965)  $   120,511  $   163,108  $   (35,957) $    (5,084)
  (242,617)     (104,989)    (1,993,041)    (2,260,929)     (430,945)    (513,754)    (541,404)    (371,659)

  (449,364)     (419,156)       158,117     (2,310,254)     (682,721)    (443,426)    (283,187)  (1,117,951)
 ----------    ----------    -----------   -----------   -----------  -----------  -----------  -----------
  (702,571)     (558,712)    (1,904,400)    (4,682,148)     (993,155)    (794,072)    (860,548)  (1,494,694)
 ----------    ----------    -----------   -----------   -----------  -----------  -----------  -----------

   148,627       623,278        389,695      1,773,770     1,392,404    3,772,307      319,458    1,392,290

  (414,874)     (265,273)    (1,115,869)    (1,701,026)   (2,522,651)  (1,772,104)    (791,467)    (765,234)
 ----------    ----------    -----------   -----------   -----------  -----------  -----------  -----------
  (266,247)      358,005       (726,174)        72,744    (1,130,247)   2,000,203     (472,009)     627,056
 ----------    ----------    -----------   -----------   -----------  -----------  -----------  -----------
  (968,818)     (200,707)    (2,630,574)    (4,609,404)   (2,123,402)   1,206,131   (1,332,557)    (867,638)
 3,066,789     3,267,496      6,745,191     11,354,595    12,509,714   11,303,583    5,158,142    6,025,780
 ----------    ----------    -----------   -----------   -----------  -----------  -----------  -----------
$2,097,971    $3,066,789    $ 4,114,617    $ 6,745,191   $10,386,312  $12,509,714  $ 3,825,585  $ 5,158,142
 ==========    ==========    ===========   ===========   ===========  ===========  ===========  ===========

   451,496       405,851      1,543,625      1,548,721     1,329,028    1,129,356      803,440      724,626
    23,822        84,609        116,845        320,500       162,130      388,808       66,858      189,632
   (74,224)      (38,964)      (335,284)      (325,596)     (295,443)    (189,136)    (153,853)    (110,818)
 ----------    ----------    -----------   -----------   -----------  -----------  -----------  -----------
   401,094       451,496      1,325,186      1,543,625     1,195,715    1,329,028      716,445      803,440
 ==========    ==========    ===========   ===========   ===========  ===========  ===========  ===========

$  (61,147)   $  (50,557)   $   440,433    $   509,909   $   734,672  $   614,161  $   (23,368) $    12,589
 ==========    ==========    ===========   ===========   ===========  ===========  ===========  ===========

                                     MONY

                              Variable Account A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                MONY Custom Master
                                                   --------------------------------------------

                                                      Janus Aspen Series     Alger American Fund
                                                   ------------------------  -------------------
                                                           Worldwide
                                                            Growth              MidCap Growth
                                                          Subaccount             Subaccount
                                                   ------------------------  -------------------
                                                                               For the period
                                                   For the year For the year   May 10, 2002**
                                                      ended        ended           through
                                                   December 31, December 31,    December 31,
                                                       2002         2001            2002
                                                   ------------ ------------ -------------------
From operations:
 Net investment income (loss)..................... $   (43,977)    (110,354)      $ (1,307)
 Net realized gain (loss) on investments..........  (1,441,188)  (1,362,169)        (3,527)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,413,064)  (2,163,785)       (37,224)
                                                   -----------   ----------       --------
Net increase (decrease) in net assets resulting
 from operations..................................  (2,898,229)  (3,636,308)       (42,058)
                                                   -----------   ----------       --------
From unit transactions:
 Net proceeds from the issuance of units..........     390,498    2,121,678        220,898
 Net asset value of units redeemed or used to
   meet contract obligations......................  (1,665,039)  (2,032,893)        (9,829)
                                                   -----------   ----------       --------
Net increase (decrease) from unit transactions....  (1,274,541)      88,785        211,069
                                                   -----------   ----------       --------
Net increase (decrease) in net assets.............  (4,172,770)  (3,547,523)       169,011
Net assets beginning of period....................  11,325,929   14,873,452              0
                                                   -----------   ----------       --------
Net assets end of period*......................... $ 7,153,159   11,325,929       $169,011
                                                   ===========   ==========       ========
Unit transactions:
Units outstanding beginning of period.............   1,971,964    1,979,529              0
Units issued during the period....................      79,950      325,746         24,143
Units redeemed during the period..................    (356,455)    (333,311)        (1,993)
                                                   -----------   ----------       --------
Units outstanding end of period...................   1,695,459    1,971,964         22,150
                                                   ===========   ==========       ========
----------
 *  Includesundistributed net investment income
            (loss) of:                             $   456,723      500,700       $ (1,307)
                                                   ===========   ==========       ========

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Master
-------------------------------------------------------------------------------------------------------
                                                             The Universal
                                                             Institutional
   Lord Abbett Series Fund    Pimco Variable Insurance Trust  Funds, Inc.
----------------------------  ----------------------------   --------------
  Growth and                                                   U.S. Real
    Income     Mid-Cap Value   Global Bond     Real Return       Estate
  Subaccount     Subaccount     Subaccount      Subaccount     Subaccount               Total
-------------- -------------- --------------  -------------- -------------- ----------------------------
For the period For the period For the period  For the period For the period
May 10, 2002** May 09, 2002** May 20, 2002**  May 02, 2002** May 10, 2002** For the period For the period
   through        through        through         through        through         ended          ended
 December 31,   December 31,   December 31,    December 31,   December 31,   December 31,   December 31,
     2002           2002           2002            2002           2002           2002           2001
-------------- -------------- --------------  -------------- -------------- -------------- --------------
   $   (184)      $     13       $  6,681       $   21,451     $  22,150     $    172,236   $  8,368,915
     (5,061)        (5,753)         2,711            8,829       (10,138)     (21,650,508)   (16,690,315)
    (29,970)        (2,577)        34,781           56,846       (49,673)     (19,305,571)   (25,208,483)
   --------       --------       --------       ----------     ---------     ------------   ------------
    (35,215)        (8,317)        44,173           87,126       (37,661)     (40,783,843)   (33,529,883)
   --------       --------       --------       ----------     ---------     ------------   ------------
    380,129        231,002        767,801        1,914,178       653,398       41,312,406     97,374,792
    (12,620)       (19,429)       (73,579)        (218,496)     (140,727)     (56,068,762)   (49,511,061)
   --------       --------       --------       ----------     ---------     ------------   ------------
    367,509        211,573        694,222        1,695,682       512,671     $(14,756,356)  $ 47,863,731
   --------       --------       --------       ----------     ---------     ------------   ------------
    332,294        203,256        738,395        1,782,808       475,010      (55,540,199)    14,333,848
          0              0              0                0             0      234,923,309    220,589,461
   --------       --------       --------       ----------     ---------     ------------   ------------
   $332,294       $203,256       $738,395       $1,782,808     $ 475,010     $179,383,110   $234,923,309
   ========       ========       ========       ==========     =========     ============   ============
          0              0              0                0             0
     42,597         28,537         71,391          186,362        67,204
     (3,011)        (5,001)        (6,926)         (26,808)      (16,304)
   --------       --------       --------       ----------     ---------
     39,586         23,536         64,465          159,554        50,900
   ========       ========       ========       ==========     =========

   $   (184)      $     13       $  6,681       $   21,451     $  22,150     $ 22,308,348   $ 22,136,112
   ========       ========       ========       ==========     =========     ============   ============

                                     MONY

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster, MONY Custom Master and MONY Variable Annuity). These policies are issued by MONY. For presentation purposes, the information related only to the MONY Custom Master annuity policy is presented here.

   There are thirty-five MONY Custom Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Alger American Fund, Lord Abbett Series Fund, Pimco Variable Universal Insurance Trust, or the Universal Institutional Fund, Inc. (collectively, the "Funds"). Certain subaccounts of the MONY Custom Master commenced operations during the year ended December 31, 2000, and the remaining subaccounts commenced operations during the period ended December 31, 2001. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the annual contract charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the period ended December 31, 2002 the amount deducted for such purposes for all MONY Custom Master subaccounts was $17,991,794.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.35% of average daily net assets of each of the MONY Custom Master subaccounts. MONY Life Insurance Company of America (MONY America), a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receives fees directly from certain funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2002, MONY received $0 in aggregate from certain funds in connection with MONY Custom Master subaccounts.

4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2002 were as follows:

                                            Cost of
                                        Shares Acquired       Proceeds from
   MONY Custom Master Subaccounts   (Excludes Reinvestments) Shares Redeemed
   ------------------------------   ------------------------ ---------------

   MONY Series Fund, Inc.

   Intermediate Term Bond Portfolio        $2,376,377          $ 1,065,617
   Long Term Bond Portfolio........         1,528,505            1,058,708
   Government Securities Portfolio.         5,315,005            1,899,203
   Money Market Portfolio..........         7,872,890           15,047,557

   Enterprise Accumulation Trust

   Equity Portfolio................           968,280            3,572,118
   Small Company Value Portfolio...         2,266,881            2,070,392
   Managed Portfolio...............         1,396,565            4,820,198
   International Growth Portfolio..           178,807              502,726
   High Yield Bond Portfolio.......           990,961              762,576
   Growth Portfolio................         1,402,670            3,174,482
   Growth and Income Portfolio.....         1,160,281            2,811,457
   Small Company Growth Portfolio..           760,665            1,810,493
   Equity Income Portfolio.........           785,138              721,036

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions: (continued)

                                                       Cost of
                                                   Shares Acquired       Proceeds from
MONY Custom Master Subaccounts                 (Excludes Reinvestments) Shares Redeemed
------------------------------                 ------------------------ ---------------
Capital Appreciation Portfolio................          402,582              911,517
Multi-Cap Growth Portfolio....................          283,175            1,320,262
Balanced Portfolio............................          149,131              435,775
Worldwide Growth Portfolio....................            8,538                9,867
Mid-Cap Growth Portfolio......................          128,566               41,715
Emerging Countries Portfolio..................           54,528               29,959
Total Return Subaccount.......................          335,465               89,561

Dreyfus
Dreyfus Stock Index Fund......................        1,502,044            2,882,528
Dreyfus Socially Responsible Growth Fund, Inc.          263,929              628,658

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................          526,293            1,277,537
VIP II Contrafund Portfolio...................          533,198            1,129,745
VIP III Growth Opportunities Portfolio........          143,671              444,143

Janus Aspen Series
Aggressive Growth Portfolio...................          303,510            1,098,609
Balanced Portfolio............................        1,292,620            2,578,404
Capital Appreciation Portfolio................          343,010              875,623
Worldwide Growth Portfolio....................          333,550            1,731,161

Alger American Fund
MidCap Growth Subaccount......................          225,623               15,655

Lord Abbett Series Fund
Growth and Income Subaccount..................          392,136               26,374
Mid-Cap Value Subaccount......................          237,881               27,200

PIMCO Variable Insurance Trust
Global Bond Subaccount........................          755,583               64,226
Real Return Subaccount........................        1,905,791              217,331

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount...................          640,665              130,622

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2002:

                                        At December 31, 2002       For the period ended December 31, 2002
                                  -------------------------------- -------------------------------------
                                                                   Investment
                                                        Net Assets   Income       Expense      Total
MONY Custom Master Subaccounts      Units   Unit Values   (000s)     Ratio*       Ratio**    Return***
------------------------------    --------- ----------- ---------- ----------     -------    ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount   508,326   $12.28     $ 6,242      3.55%        1.35%        7.91%
Long Term Bond Subaccount........   630,126    12.82       8,080      4.43         1.35        12.55
Government Securities Subaccount. 1,105,057    11.84      13,087      2.89         1.35         5.15
Money Market Subaccount.......... 1,665,043    10.62      17,689      1.49         1.35         0.09

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

                                                     At December 31, 2002       For the period ended December 31, 2002
                                               -------------------------------- -----------------------------------
                                                                                Investment
                                                                     Net Assets   Income      Expense       Total
MONY Custom Master Subaccounts                   Units   Unit Values   (000s)     Ratio*      Ratio**     Return***
------------------------------                 --------- ----------- ---------- ----------    -------     ---------

Enterprise Accumulation Trust

Equity Subaccount............................. 2,080,501   $ 5.18     $10,766      0.00%       1.35%       (30.28)%
Small Company Value Subaccount................ 1,061,494     9.28       9,845      0.36        1.35        (10.42)
Managed Subaccount............................ 1,823,099     7.10      12,931      0.88        1.35        (22.23)
International Growth Subaccount...............   337,356     5.27       1,776      0.62        1.35        (20.51)
High Yield Bond Subaccount....................   367,554    10.26       3,773      8.66        1.35          0.10
Growth Subaccount............................. 2,104,036     6.07      12,773      0.37        1.35        (24.31)
Growth and Income Subaccount.................. 1,458,460     6.18       9,002      1.08        1.35        (26.86)
Small Company Growth Subaccount...............   792,516     6.37       5,049      0.00        1.35        (25.06)
Equity Income Subaccount......................   324,512     7.97       2,586      1.19        1.35        (15.93)
Capital Appreciation Subaccount...............   719,290     6.03       4,334      0.00        1.35        (17.96)
Multi-Cap Growth Subaccount................... 1,444,421     3.28       4,732      0.00        1.35        (35.56)
Balanced Subaccount...........................   201,470     8.26       1,664      1.85        1.35        (12.03)
Worldwide Growth Subaccount...................     6,059     6.57          40      0.00        1.35        (25.68)
Mid-Cap Growth Subaccount.....................    50,679     5.14         261      0.00        1.35        (32.01)
Emerging Countries Subaccount.................     3,283     8.93          29      0.28        1.35        (17.85)
Total Return Subaccount (1)...................    24,302    10.55         256      3.36(^)     1.35(^)       5.50

Dreyfus

Dreyfus Stock Index Subaccount................ 1,856,032     5.76      10,681      1.32        1.35        (23.40)
Dreyfus Socially Responsible Growth Subaccount   376,160     4.87       1,830      0.20        1.35        (29.93)

Fidelity Variable Insurance Products Funds

VIP Growth Subaccount.........................   850,700     5.15       4,378      0.15        1.35        (31.15)
VIP II Contrafund Subaccount..................   924,169     6.82       6,300      0.75        1.35        (10.62)
VIP III Growth Opportunities Subaccount.......   401,094     5.23       2,098      0.94        1.35        (22.97)

Janus Aspen Series

Aggressive Growth Subaccount.................. 1,325,186     3.11       4,115      0.00        1.35        (28.83)
Balanced Subaccount........................... 1,195,715     8.69      10,386      2.37        1.35         (7.65)
Capital Appreciation Subaccount...............   716,445     5.34       3,826      0.57        1.35        (16.82)
Worldwide Growth Subaccount................... 1,695,459     4.22       7,153      0.87        1.35        (26.48)

Alger American Fund

MidCap Growth Subaccount (2)..................    22,150     7.63         169      0.00        1.35(^)     (23.70)

Lord Abbett Series Fund

Growth and Income Subaccount (2)..............    39,586     8.39         332      1.23        1.35(^)     (16.10)
Mid-Cap Value Subaccount (3)..................    23,536     8.64         203      1.37        1.35(^)     (13.60)

PIMCO Variable Insurance Trust

Global Bond Subaccount (1)....................    64,465    11.45         738      2.66        1.35(^)      14.50

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                             At December 31, 2002      For the period ended December 31, 2002
                                        ------------------------------ ------------------------------------
                                                                       Investment
                                                            Net Assets   Income      Expense        Total
MONY Custom Master Subaccounts           Units  Unit Values   (000s)     Ratio*      Ratio**      Return***
------------------------------          ------- ----------- ---------- ----------    -------      ---------
Real Return Subaccount (4)............. 159,554   $11.17      $1,783      3.97%       1.35%(^)      11.70%

The Universal Institutional Funds, Inc.

U.S. Real Estate Subaccount (2)........  50,900     9.33         475      6.37        1.35(^)       (6.70)

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 20, 2002 (commencement of operations) through December 31, 2002.
(2)For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(3)For the period May 9, 2002 (commencement of operations) through December 31, 2002.
(4)For the period May 2, 2002 (commencement of operations) through December 31, 2002.

   For a unit outstanding throughout the period ended December 31, 2001:

                                    At December 31, 2001   For the period ended December 31, 2001
                                  ------------------------ -------------------------------------
                                                    Net    Investment
                                             Unit  Assets    Income       Expense      Total
MONY Custom Master Subaccounts      Units   Values (000s)    Ratio*       Ratio**    Return***
------------------------------    --------- ------ ------- ----------     -------    ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount   389,050 $11.38 $ 4,428    4.20%        1.35%        7.06%
Long Term Bond Subaccount........   582,117  11.39   6,632    4.10         1.35         4.88
Government Securities Subaccount.   792,657  11.26   8,928    3.54         1.35         5.14
Money Market Subaccount.......... 2,314,499  10.61  24,554    3.50         1.35         2.41

Enterprise Accumulation Trust
Equity Subaccount................ 2,538,412   7.43  18,866    0.00         1.35       (19.94)
Small Company Value Subaccount... 1,046,826  10.36  10,844    0.28         1.35         3.81
Managed Subaccount............... 2,273,494   9.13  20,750    2.23         1.35       (12.38)
International Growth Subaccount..   389,596   6.63   2,582    0.66         1.35       (28.79)
High Yield Bond Subaccount.......   342,270  10.25   3,507    8.86         1.35         4.49

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                 At December 31, 2001   For the period ended December 31, 2001
                                               ------------------------ -----------------------------------
                                                                 Net    Investment
                                                          Unit  Assets    Income      Expense        Total
MONY Custom Master Subaccounts                   Units   Values (000s)    Ratio*      Ratio**      Return***
------------------------------                 --------- ------ ------- ----------    -------      ---------
Growth Subaccount............................. 2,358,816 $ 8.02 $18,923    0.46%        1.35%       (13.76)%
Growth and Income Subaccount.................. 1,704,269   8.45  14,406    0.89         1.35        (13.16)
Small Company Growth Subaccount...............   953,793   8.50   8,108    0.00         1.35         (5.13)
Equity Income Subaccount......................   322,414   9.48   3,056    1.11         1.35        (11.98)
Capital Appreciation Subaccount...............   785,011   7.35   5,770    0.61         1.35        (20.28)
Multi-Cap Growth Subaccount................... 1,696,840   5.09   8,630    0.00         1.35        (18.04)
Balanced Subaccount...........................   232,751   9.39   2,185    1.65         1.35         (5.15)
Worldwide Growth Subaccount (1)...............     6,035   8.84      53   0.00 (^)     1.35 (^)     (11.60)
Mid-Cap Growth Subaccount (2).................    36,913   7.56     279   0.00 (^)     1.35 (^)     (24.40)
Emerging Countries Subaccount (3).............     1,323  10.87      14   0.00 (^)     1.35 (^)       8.70

Dreyfus
Dreyfus Stock Index Subaccount................ 2,073,771   7.52  15,588    1.11         1.35        (13.36)
Dreyfus Socially Responsible Growth Subaccount   442,088   6.95   3,070    0.07         1.35        (23.63)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................   980,438   7.48   7,333    0.00         1.35        (18.88)
VIP II Contrafund Subaccount..................   997,365   7.63   7,611    0.67         1.35        (13.59)
VIP III Growth Opportunities Subaccount.......   451,496   6.79   3,067    0.25         1.35        (15.65)

Janus Aspen Series
Aggressive Growth Subaccount.................. 1,543,625   4.37   6,745    0.00         1.35        (40.38)
Balanced Subaccount........................... 1,329,028   9.41  12,510    2.68         1.35         (5.99)
Capital Appreciation Subaccount...............   803,440   6.42   5,158    1.26         1.35        (22.84)
Worldwide Growth Subaccount................... 1,971,964   5.74  11,326    0.48         1.35        (23.57)

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(^)Annualized
(1)For the period May 21, 2001 through December 31, 2001.
(2)For the period May 10, 2001 through December 31, 2001.
(3)For the period September 4, 2001 through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account A -- MONYMaster and ValueMaster

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONYMaster's and ValueMaster's Subaccounts of MONY Variable Account A at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                     MONY

                              VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002

                                                                                  MONYMaster
                                                           --------------------------------------------------------
                                                                            MONY Series Fund, Inc.
                                                           --------------------------------------------------------
                                                             Equity     Equity   Intermediate Long Term
                                                             Growth     Income    Term Bond      Bond    Diversified
                                                           Subaccount Subaccount  Subaccount  Subaccount Subaccount
                                                           ---------- ---------- ------------ ---------- -----------
                          ASSETS
Shares held in respective Funds...........................     2,852      1,595      378,992     583,858      7,521
                                                           =========  =========   ==========  ==========  =========
Investments at cost....................................... $  51,250  $  26,566   $4,076,717  $7,483,451  $ 117,169
                                                           =========  =========   ==========  ==========  =========
Investments in respective Funds, at net asset value....... $  35,308  $  19,820   $4,483,469  $8,483,458  $  60,694
Amount due from MONY......................................         0          0            0           8          0
Amount due from respective Funds..........................        10          0           16       3,009          9
                                                           ---------  ---------   ----------  ----------  ---------
       Total assets.......................................    35,318     19,820    4,483,485   8,486,475     60,703
                                                           ---------  ---------   ----------  ----------  ---------
                       LIABILITIES
Amount due to MONY........................................        50         22        4,904      12,158         77
Amount due to respective Funds............................         0          0            0           8          0
                                                           ---------  ---------   ----------  ----------  ---------
       Total liabilities..................................        50         22        4,904      12,166         77
                                                           ---------  ---------   ----------  ----------  ---------
Net assets................................................ $  35,268  $  19,798   $4,478,581  $8,474,309  $  60,626
                                                           =========  =========   ==========  ==========  =========
Net assets consist of:
 Contractholders' net payments............................ $(335,734) $(355,297)  $  997,524  $1,199,393  $(200,607)
 Undistributed net investment income......................   246,771    200,701    3,015,325   5,923,582    191,297
 Accumulated net realized gain (loss) on investments......   140,173    181,140       58,980     351,327    126,411
 Net unrealized appreciation (depreciation) of investments   (15,942)    (6,746)     406,752   1,000,007    (56,475)
                                                           ---------  ---------   ----------  ----------  ---------
Net assets................................................ $  35,268  $  19,798   $4,478,581  $8,474,309  $  60,626
                                                           =========  =========   ==========  ==========  =========
Number of units outstanding*..............................       949        583      190,707     275,022      2,067
                                                           ---------  ---------   ----------  ----------  ---------
Net asset value per unit outstanding*..................... $   37.17  $   33.99   $    23.48  $    30.81  $   29.35
                                                           =========  =========   ==========  ==========  =========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

      MONYMaster                                ValueMaster
---------------------- ------------------------------------------------------------
     MONY Series Fund, Inc.                     OCC Accumulation Trust
--------------------------------- -------------------------------------------------
  Money     Government   Money    U.S. Government
  Market    Securities   Market       Income        Equity   Small Cap    Managed
Subaccount  Subaccount Subaccount   Subaccount    Subaccount Subaccount  Subaccount
----------- ---------- ---------- --------------- ---------- ---------- -----------
 12,224,410    367,569   550,348       17,973        11,087      9,516       41,186
=========== ==========  ========     ========     =========   ========  ===========
$12,224,410 $4,085,072  $550,348     $185,133     $ 389,860   $245,890  $ 1,635,845
=========== ==========  ========     ========     =========   ========  ===========
$12,224,410 $4,344,665  $550,348     $201,482     $ 284,168   $204,780  $ 1,349,659
        482         20         0            0             0          0            0
         46         17         0            0             0          0            0
----------- ----------  --------     --------     ---------   --------  -----------
 12,224,938  4,344,702   550,348      201,482       284,168    204,780    1,349,659
----------- ----------  --------     --------     ---------   --------  -----------
     14,368      4,797       605          219           319        230        1,495
        482         20         0            0             0          0            0
----------- ----------  --------     --------     ---------   --------  -----------
     14,850      4,817       605          219           319        230        1,495
----------- ----------  --------     --------     ---------   --------  -----------
$12,210,088 $4,339,885  $549,743     $201,263     $ 283,849   $204,550  $ 1,348,164
=========== ==========  ========     ========     =========   ========  ===========
$ 5,019,893 $3,210,974  $410,356     $  7,156     $  97,297   $ 29,978  $(6,919,377)
  7,190,195    760,206   139,387      191,830       113,505     80,691    1,487,929
          0    109,112         0      (14,072)      178,739    134,991    7,065,798
          0    259,593         0       16,349      (105,692)   (41,110)    (286,186)
----------- ----------  --------     --------     ---------   --------  -----------
$12,210,088 $4,339,885  $549,743     $201,263     $ 283,849   $204,550  $ 1,348,164
=========== ==========  ========     ========     =========   ========  ===========
    695,313    290,673    34,312        9,114         8,004      5,758       28,809
----------- ----------  --------     --------     ---------   --------  -----------
$     17.56 $    14.93  $  16.02     $  22.08     $   35.47   $  35.54  $     46.81
=========== ==========  ========     ========     =========   ========  ===========

                                     MONY

                              VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2002

                                                            MONYMaster                                  Total
                               -------------------------------------------------------------------  ------------
                                                  Enterprise Accumulation Trust
                               -------------------------------------------------------------------
                                             Small Company               International  High Yield   MONYMaster
                                  Equity         Value       Managed        Growth         Bond          and
                                Subaccount    Subaccount    Subaccount    Subaccount    Subaccount   ValueMaster
                               ------------  ------------- ------------  ------------- -----------  ------------
           ASSETS
Shares held in respective
  Funds.......................    1,082,334     1,104,754     3,808,010       865,983      904,662
                               ============   ===========  ============   ===========  ===========
Investments at cost........... $ 31,573,366   $26,464,581  $ 98,026,502   $ 6,476,610  $ 4,318,768  $197,931,538
                               ============   ===========  ============   ===========  ===========  ============
Investments in respective
  Funds, at net asset value... $ 13,247,767   $18,957,576  $ 58,186,388   $ 2,996,301  $ 3,654,836  $129,285,129
Amount due from MONY..........           93           130            70            26            8           837
Amount due from respective
  Funds.......................          155           938         3,587            28           29         7,844
                               ------------   -----------  ------------   -----------  -----------  ------------
       Total assets...........   13,248,015    18,958,644    58,190,045     2,996,355    3,654,873   129,293,810
                               ------------   -----------  ------------   -----------  -----------  ------------
         LIABILITIES
Amount due to MONY............       15,726        22,169        69,005         3,390        4,039       153,573
Amount due to respective Funds           93           130            70            26            8           837
                               ------------   -----------  ------------   -----------  -----------  ------------
       Total liabilities......       15,819        22,299        69,075         3,416        4,047       154,410
                               ------------   -----------  ------------   -----------  -----------  ------------
Net assets.................... $ 13,232,196   $18,936,345  $ 58,120,970   $ 2,992,939  $ 3,650,826  $129,139,400
                               ============   ===========  ============   ===========  ===========  ============
Net assets consist of:
  Contractholders' net
   payments................... $(11,822,789)  $(8,865,278) $(86,330,054)  $ 3,097,753  $ 2,413,813  $(98,344,999)
  Undistributed net
   investment income..........   27,238,685    23,983,575   151,644,512     2,187,074    3,706,638   228,301,903
  Accumulated net realized
   gain (loss) on investments.   16,141,899    11,325,053    32,646,626     1,188,421   (1,805,693)   67,828,905
  Net unrealized depreciation
   of investments.............  (18,325,599)   (7,507,005)  (39,840,114)   (3,480,309)    (663,932)  (68,646,409)
                               ------------   -----------  ------------   -----------  -----------  ------------
Net assets.................... $ 13,232,196   $18,936,345  $ 58,120,970   $ 2,992,939  $ 3,650,826  $129,139,400
                               ============   ===========  ============   ===========  ===========  ============
Number of units outstanding *.      495,556       402,052     1,401,831       312,867      240,302
                               ------------   -----------  ------------   -----------  -----------
Net asset value per unit
  outstanding*................ $      26.71   $     47.11  $      41.47   $      9.57  $     15.30
                               ============   ===========  ============   ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002

                                                      MONYMaster
                               --------------------------------------------------------
                                                MONY Series Fund, Inc.
                               --------------------------------------------------------

                                 Equity     Equity   Intermediate Long Term
                                 Growth     Income    Term Bond      Bond    Diversified
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount
                               ---------- ---------- ------------ ---------- -----------
Dividend income...............  $    261   $   414     $186,444   $ 413,207   $  1,381
Distribution of net realized
  gains.......................         0     2,188            0           0      8,249
Mortality and expense risk
  charges.....................      (504)     (273)     (57,560)   (106,480)      (832)
                                --------   -------     --------   ---------   --------
Net investment income (loss)..      (243)    2,329      128,884     306,727      8,798
                                --------   -------     --------   ---------   --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................      (158)      (61)      44,913      (3,618)      (706)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (10,535)   (6,096)     179,158     690,978    (20,894)
                                --------   -------     --------   ---------   --------
Net realized and unrealized
  gain (loss) on investments..   (10,693)   (6,157)     224,071     687,360    (21,600)
                                --------   -------     --------   ---------   --------
Net increase (decrease) in
  net assets resulting from
  operations..................  $(10,936)  $(3,828)    $352,955   $ 994,087   $(12,802)
                                ========   =======     ========   =========   ========

                      See notes to financial statements.

       MONYMaster                            ValueMaster
  --------------------  -----------------------------------------------------
       MONY Series Fund, Inc.                OCC Accumulation Trust
  -------------------------------- ------------------------------------------
                                      U.S.
    Money    Government   Money    Government
    Market   Securities   Market     Income     Equity   Small Cap   Managed
  Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
  ---------- ---------- ---------- ---------- ---------- ---------- ----------
  $ 212,650   $112,704   $ 8,241    $ 8,182    $  2,964   $    182  $  38,995
          0          0         0        884       2,646     39,552          0
   (178,228)   (48,181)   (6,918)    (2,432)     (4,171)    (3,129)   (22,053)
  ---------   --------   -------    -------    --------   --------  ---------
     34,422     64,523     1,323      6,634       1,439     36,605     16,942
  ---------   --------   -------    -------    --------   --------  ---------
          0     46,725         0     (5,199)    (13,111)    (1,405)  (107,375)

          0     85,290         0     14,163     (74,407)   (97,408)  (256,070)
  ---------   --------   -------    -------    --------   --------  ---------
          0    132,015         0      8,964     (87,518)   (98,813)  (363,445)
  ---------   --------   -------    -------    --------   --------  ---------
  $  34,422   $196,538   $ 1,323    $15,598    $(86,079)  $(62,208) $(346,503)
  =========   ========   =======    =======    ========   ========  =========

                                     MONY

                              VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (continued)

                     For the Year ended December 31, 2002

                                                                     MONYMaster
                                          ----------------------------------------------------------------
                                                            Enterprise Accumulation Trust                       Total
                                          ----------------------------------------------------------------  ------------
                                                       Small Company               International High Yield  MONYMaster
                                             Equity        Value       Managed        Growth        Bond         and
                                           Subaccount   Subaccount    Subaccount    Subaccount   Subaccount  ValueMaster
                                          -----------  ------------- ------------  ------------- ---------- ------------
Dividend income.......................... $         0   $    81,528  $    661,467   $    23,116  $ 354,553  $  2,106,289
Distribution of net realized gains.......           0       616,013             0             0          0       669,532
Mortality and expense risk charges.......    (226,310)     (296,308)     (940,748)      (47,221)   (51,242)   (1,992,590)
                                          -----------   -----------  ------------   -----------  ---------  ------------
Net investment income (loss).............    (226,310)      401,233      (279,281)      (24,105)   303,311       783,231
                                          -----------   -----------  ------------   -----------  ---------  ------------
Realized and unrealized gain (loss)
  on investments:
 Net realized loss on investments........  (6,461,767)   (3,004,433)  (15,959,486)   (1,061,147)  (353,846)  (26,880,674)
 Net change in unrealized appreciation
   (depreciation) of investments.........    (292,676)      109,408    (4,028,442)      229,034     29,420    (3,449,077)
                                          -----------   -----------  ------------   -----------  ---------  ------------
Net realized and unrealized loss on
  investments............................  (6,754,443)   (2,895,025)  (19,987,928)     (832,113)  (324,426)  (30,329,751)
                                          -----------   -----------  ------------   -----------  ---------  ------------
Net decrease in net assets resulting from
  operations............................. $(6,980,753)  $(2,493,792) $(20,267,209)  $  (856,218) $ (21,115) $(29,546,520)
                                          ===========   ===========  ============   ===========  =========  ============

                      See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account A

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                  MONYMaster
                                   ---------------------------------------
                                            MONY Series Fund, Inc.
                                   ---------------------------------------
                                      Equity Growth        Equity Income
                                        Subaccount          Subaccount
                                   -------------------  ------------------
                                     2002       2001      2002      2001
                                   --------  ---------  --------  --------
    From operations:
     Net investment income (loss). $   (243) $  53,887  $  2,329  $  3,180
     Net realized gain (loss) on
       investments................     (158)  (129,335)      (61)  (10,552)
     Net change in unrealized
       appreciation
       (depreciation) of
       investments................  (10,535)    41,080    (6,096)    2,715
                                   --------  ---------  --------  --------
    Net increase (decrease) in
     net assets resulting from
     operations...................  (10,936)   (34,368)   (3,828)   (4,657)
                                   --------  ---------  --------  --------
    From unit transactions:
     Net proceeds from the
       issuance of units..........        0          0         0    28,375
     Net asset value of units
       redeemed or used to meet
       contract obligations.......      (69)  (237,273)      (48)  (32,936)
                                   --------  ---------  --------  --------
    Net decrease from unit
     transactions.................      (69)  (237,273)      (48)   (4,561)
                                   --------  ---------  --------  --------
    Net decrease in net assets....  (11,005)  (271,641)   (3,876)   (9,218)
    Net assets beginning of year..   46,273    317,914    23,674    32,892
                                   --------  ---------  --------  --------
    Net assets end of year*....... $ 35,268  $  46,273  $ 19,798  $ 23,674
                                   ========  =========  ========  ========
    Unit transactions:
    Units outstanding beginning
     of year......................      950      5,200       584       713
    Units issued during the year..        0          0         0       678
    Units redeemed during the year       (1)    (4,250)       (1)     (807)
                                   --------  ---------  --------  --------
    Units outstanding end of year.      949        950       583       584
                                   ========  =========  ========  ========
    ----------
    *Includes undistributed net
     investment income of:         $246,771  $ 247,014  $200,701  $198,372
                                   ========  =========  ========  ========

                      See notes to financial statements.

                                           MONYMaster
-------------------------------------------------------------------------------------------------
                                     MONY Series Fund, Inc.
-------------------------------------------------------------------------------------------------
 Intermediate Term Bond        Long Term Bond           Diversified           Money Market
       Subaccount                Subaccount             Subaccount             Subaccount
------------------------  ------------------------  ------------------  ------------------------
    2002         2001         2002         2001       2002      2001        2002         2001
-----------  -----------  -----------  -----------  --------  --------  -----------  -----------

$   128,884  $   209,901  $   306,727  $   413,589  $  8,798  $ 20,520  $    34,422  $   426,914
     44,913      (30,517)      (3,618)    (187,983)     (706)      (82)           0            0
    179,158      168,348      690,978      251,348   (20,894)  (36,224)           0            0
-----------  -----------  -----------  -----------  --------  --------  -----------  -----------
    352,955      347,732      994,087      476,954   (12,802)  (15,786)      34,422      426,914
-----------  -----------  -----------  -----------  --------  --------  -----------  -----------

    521,417      319,818      474,719      222,632         0         0    6,140,450    5,774,019
 (1,165,402)  (1,213,550)  (2,047,652)  (2,305,727)      (87)  (14,200)  (9,942,996)  (7,313,888)
-----------  -----------  -----------  -----------  --------  --------  -----------  -----------
   (643,985)    (893,732)  (1,572,933)  (2,083,095)      (87)  (14,200)  (3,802,546)  (1,539,869)
-----------  -----------  -----------  -----------  --------  --------  -----------  -----------
   (291,030)    (546,000)    (578,846)  (1,606,141)  (12,889)  (29,986)  (3,768,124)  (1,112,955)
  4,769,611    5,315,611    9,053,155   10,659,296    73,515   103,501   15,978,212   17,091,167
-----------  -----------  -----------  -----------  --------  --------  -----------  -----------
$ 4,478,581  $ 4,769,611  $ 8,474,309  $ 9,053,155  $ 60,626  $ 73,515  $12,210,088  $15,978,212
===========  ===========  ===========  ===========  ========  ========  ===========  ===========

    219,345      262,037      331,036      409,273     2,069     2,432      912,074    1,000,157
     25,735       15,157       20,914        8,275         0         0      370,937      333,375
    (54,373)     (57,849)     (76,928)     (86,512)       (2)     (363)    (587,698)    (421,458)
-----------  -----------  -----------  -----------  --------  --------  -----------  -----------
    190,707      219,345      275,022      331,036     2,067     2,069      695,313      912,074
===========  ===========  ===========  ===========  ========  ========  ===========  ===========

$ 3,015,325  $ 2,886,441  $ 5,923,582  $ 5,616,855  $191,297  $182,499  $ 7,190,195  $ 7,155,773
===========  ===========  ===========  ===========  ========  ========  ===========  ===========

                                     MONY

                              VARIABLE ACCOUNT A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                        MONYMaster            ValueMaster
                                 -----------------------  -------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------
                                  Government Securities       Money Market
                                        Subaccount             Subaccount
                                 -----------------------  -------------------
                                     2002        2001       2002       2001
                                 -----------  ----------  --------  ---------
  From operations:
   Net investment income........ $    64,523  $  115,980  $  1,323  $  15,149
   Net realized gain (loss) on
     investments................      46,725       5,992         0          0
   Net change in unrealized
     appreciation
     (depreciation) of
     investments................      85,290      49,415         0          0
                                 -----------  ----------  --------  ---------
  Net increase (decrease) in
   net assets resulting from
   operations...................     196,538     171,387     1,323     15,149
                                 -----------  ----------  --------  ---------
  From unit transactions:
   Net proceeds from the
     issuance of units..........   1,728,644     549,714    24,996    139,695
   Net asset value of units
     redeemed or used to meet
     contract obligations.......  (1,043,916)   (596,550)  (27,572)  (147,386)
                                 -----------  ----------  --------  ---------
  Net increase (decrease) from
   unit transactions............     684,728     (46,836)   (2,576)    (7,691)
                                 -----------  ----------  --------  ---------
  Net increase (decrease) in
   net assets...................     881,266     124,551    (1,253)     7,458
  Net assets beginning of year..   3,458,619   3,334,068   550,996    543,538
                                 -----------  ----------  --------  ---------
  Net assets end of year*....... $ 4,339,885  $3,458,619  $549,743  $ 550,996
                                 ===========  ==========  ========  =========
  Unit transactions:
  Units outstanding beginning
   of year......................     243,822     247,439    34,473     34,862
  Units issued during the year..     118,931      39,460     1,573      8,957
  Units redeemed during the year     (72,080)    (43,077)   (1,734)    (9,346)
                                 -----------  ----------  --------  ---------
  Units outstanding end of year.     290,673     243,822    34,312     34,473
                                 ===========  ==========  ========  =========
  ----------
  *Includes undistributed net
   investment income of:         $   760,206  $  695,683  $139,387  $ 138,064
                                 ===========  ==========  ========  =========

                      See notes to financial statements.

                                     ValueMaster
----------------------------------------------------------------------------------------
                                OCC Accumulation Trust
----------------------------------------------------------------------------------------
U.S. Government Income        Equity              Small Cap              Managed
    Subaccount              Subaccount           Subaccount             Subaccount
---------------------  --------------------  ------------------  -----------------------
  2002        2001        2002       2001      2002      2001       2002         2001
 --------   --------   ---------  ---------  --------  --------  ----------  -----------
$  6,634    $  5,456   $   1,439  $     568  $ 36,605  $ 13,799  $   16,942  $    38,769
  (5,199)       (370)    (13,111)     8,427    (1,405)    7,867    (107,375)      59,450
  14,163       3,954     (74,407)   (55,139)  (97,408)   (4,018)   (256,070)    (253,865)
 --------   --------   ---------  ---------  --------  --------  ----------  -----------
  15,598       9,040     (86,079)   (46,144)  (62,208)   17,648    (346,503)    (155,646)
 --------   --------   ---------  ---------  --------  --------  ----------  -----------

       0      39,471       7,144      8,000     2,541    45,630      27,885       63,024
  (4,865)    (22,163)    (50,579)   (97,727)  (17,616)  (13,895)   (602,788)  (1,619,192)
 --------   --------   ---------  ---------  --------  --------  ----------  -----------
  (4,865)     17,308     (43,435)   (89,727)  (15,075)   31,735    (574,903)  (1,556,168)
 --------   --------   ---------  ---------  --------  --------  ----------  -----------
  10,733      26,348    (129,514)  (135,871)  (77,283)   49,383    (921,406)  (1,711,814)
 190,530     164,182     413,363    549,234   281,833   232,450   2,269,570    3,981,384
 --------   --------   ---------  ---------  --------  --------  ----------  -----------
$201,263    $190,530   $ 283,849  $ 413,363  $204,550  $281,833  $1,348,164  $ 2,269,570
 ========   ========   =========  =========  ========  ========  ==========  ===========

   9,346       8,478       9,043     11,029     6,138     5,414      39,798       65,554
       0       1,987         198        171        89     1,177       2,129        1,060
    (232)     (1,119)     (1,237)    (2,157)     (469)     (453)    (13,118)     (26,816)
 --------   --------   ---------  ---------  --------  --------  ----------  -----------
   9,114       9,346       8,004      9,043     5,758     6,138      28,809       39,798
 ========   ========   =========  =========  ========  ========  ==========  ===========

$191,830    $185,196   $ 113,505  $ 112,066  $ 80,691  $ 44,086  $1,487,929  $ 1,470,987
 ========   ========   =========  =========  ========  ========  ==========  ===========

                                     MONY

                              VARIABLE ACCOUNT A

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                    MONYMaster
                               ----------------------------------------------------
                                           Enterprise Accumulation Trust
                               ----------------------------------------------------
                                                                 Small Company
                                         Equity                      Value
                                       Subaccount                 Subaccount
                               --------------------------  ------------------------
                                   2002          2001          2002         2001
                               ------------  ------------  -----------  -----------
From operations:
 Net investment income (loss). $   (226,310) $  4,273,298  $   401,233  $ 6,864,285
 Net realized loss on
   investments................   (6,461,767)   (6,283,848)  (3,004,433)  (1,409,620)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (292,676)   (5,535,107)     109,408   (4,314,973)
                               ------------  ------------  -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................   (6,980,753)   (7,545,657)  (2,493,792)   1,139,692
                               ------------  ------------  -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........      676,299     1,322,756    1,381,206    1,030,123
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (5,097,468)   (9,339,713)  (7,335,042)  (8,146,335)
                               ------------  ------------  -----------  -----------
Net decrease from unit
 transactions.................   (4,421,169)   (8,016,957)  (5,953,836)  (7,116,212)
                               ------------  ------------  -----------  -----------
Net decrease in net assets....  (11,401,922)  (15,562,614)  (8,447,628)  (5,976,520)
Net assets beginning of year..   24,634,118    40,196,732   27,383,973   33,360,493
                               ------------  ------------  -----------  -----------
Net assets end of year*....... $ 13,232,196  $ 24,634,118  $18,936,345  $27,383,973
                               ============  ============  ===========  ===========
Unit transactions:
Units outstanding beginning
 of year......................      642,799       840,624      521,075      659,362
Units issued during the year..       22,919        32,293       28,160       20,032
Units redeemed during the year     (170,162)     (230,118)    (147,183)    (158,319)
                               ------------  ------------  -----------  -----------
Units outstanding end of year.      495,556       642,799      402,052      521,075
                               ============  ============  ===========  ===========
----------
*Includes undistributed net
 investment income of:         $ 27,238,685  $ 27,464,995  $23,983,575  $23,582,342
                               ============  ============  ===========  ===========

                      See notes to financial statements.

                                  MONYMaster                                               Total
------------------------------------------------------------------------------  --------------------------
                         Enterprise Accumulation Trust
------------------------------------------------------------------------------
                                  International              High Yield
          Managed                    Growth                     Bond                    MONYMaster
        Subaccount                 Subaccount                Subaccount              and Value Master
--------------------------  ------------------------  ------------------------  --------------------------
    2002          2001          2002         2001         2002         2001         2002          2001
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------

$   (279,281) $  6,343,714  $   (24,105) $   534,063  $   303,311  $   383,367  $    783,231  $ 19,716,439
 (15,959,486)  (28,749,576)  (1,061,147)  (1,260,352)    (353,846)    (209,787)  (26,880,674)  (38,190,286)
  (4,028,442)    6,416,813      229,034   (1,531,441)      29,420       66,546    (3,449,077)   (4,730,548)
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
 (20,267,209)  (15,989,049)    (856,218)  (2,257,730)     (21,115)     240,126   (29,546,520)  (23,204,395)
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------

   1,650,324     2,209,351      131,254      170,946      280,536      123,454    13,047,415    12,047,008
 (20,487,268)  (31,112,463)    (866,631)  (2,113,326)  (1,273,781)  (1,027,688)  (49,963,780)  (65,354,012)
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
 (18,836,944)  (28,903,112)    (735,377)  (1,942,380)    (993,245)    (904,234)  (36,916,365)  (53,307,004)
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
 (39,104,153)  (44,892,161)  (1,591,595)  (4,200,110)  (1,014,360)    (664,108)  (66,462,885)  (76,511,399)
  97,225,123   142,117,284    4,584,534    8,784,644    4,665,186    5,329,294   195,602,285   272,113,684
------------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
$ 58,120,970  $ 97,225,123  $ 2,992,939  $ 4,584,534  $ 3,650,826  $ 4,665,186  $129,139,400  $195,602,285
============  ============  ===========  ===========  ===========  ===========  ============  ============

   1,824,215     2,338,607      381,071      520,115      305,657      365,134
      42,511        39,385       14,693       12,068       28,397        8,067
    (464,895)     (553,777)     (82,897)    (151,112)     (93,752)     (67,544)
------------  ------------  -----------  -----------  -----------  -----------
   1,401,831     1,824,215      312,867      381,071      240,302      305,657
============  ============  ===========  ===========  ===========  ===========

$151,644,512  $151,923,793  $ 2,187,074  $ 2,211,179  $ 3,706,638  $ 3,403,327  $228,301,903  $227,518,672
============  ============  ===========  ===========  ===========  ===========  ============  ============

                                     MONY

                              Variable Account A

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster, MONY Custom Master and MONY Variable Annuity). These policies are issued by MONY. For presentation purposes, information related only to the MONYMaster and the ValueMaster annuity policies is presented here.

   There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operations from 1990 to 1994 and the subaccounts of ValueMaster commenced operations in 1994. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the annual contract charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholder. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. For the year ended December 31, 2002, the amount deducted for such purposes for all MONYMaster subaccounts was $32,751,511 and for all ValueMaster subaccounts was $425,911.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services of $94,538.

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2002 were as follows:

                                            Cost of
                                        Shares Acquired       Proceeds from
   MONYMaster Subaccounts           (Excludes Reinvestments) Shares Redeemed
   ----------------------           ------------------------ ---------------
   MONY Series Fund, Inc.

   Equity Growth Portfolio.........        $        0          $       562
   Equity Income Portfolio.........                 0                  314
   Intermediate Term Bond Portfolio           560,101            1,259,685
   Long Term Bond Portfolio........           550,266            2,226,061
   Diversified Portfolio...........                 0                  896
   Money Market Portfolio..........         5,207,405            9,183,908
   Government Securities Portfolio.         1,654,233            1,015,032

   Enterprise Accumulation Trust

   Equity Portfolio................           802,226            5,449,533
   Small Company Value Portfolio...         1,443,975            7,689,479
   Managed Portfolio...............         2,056,539           21,828,420
   International Growth Portfolio..           180,031              962,052
   High Yield Bond Portfolio.......           365,993            1,409,338

   ValueMaster Subaccounts

   MONY Series Fund, Inc.

   Money Market Portfolio..........            25,180               34,409

   OCC Accumulation Trust

   U.S. Government Income Portfolio                 0                7,195
   Equity Portfolio................             7,328               54,868
   Small Cap Portfolio.............             2,453               20,597
   Managed Portfolio...............            86,367              683,220

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2002:

                                                                        For the year ended
                                        At December 31, 2002            December 31, 2002
                                  -------------------------------- --------------------------
                                                                   Investment
                                                        Net Assets   Income   Expense   Total
MONYMaster Subaccounts              Units   Unit Values   (000s)     Ratio*   Ratio** Return***
----------------------            --------- ----------- ---------- ---------- ------- ---------
MONY Series Fund, Inc.

Equity Growth Subaccount.........       949   $37.17          35      0.65%    1.25%   (23.68)%
Equity Income Subaccount.........       583    33.99          20      1.90     1.25    (16.20)
Intermediate Term Bond Subaccount   190,707    23.48       4,479      4.05     1.25      8.00
Long Term Bond Subaccount........   275,022    30.81       8,474      4.85     1.25     12.65
Diversified Subaccount...........     2,067    29.35          61      2.07     1.25    (17.39)
Money Market Subaccount..........   695,313    17.56      12,210      1.49     1.25      0.23
Government Securities Subaccount.   290,673    14.93       4,340      2.92     1.25      5.21

Enterprise Accumulation Trust

Equity Subaccount................   495,556    26.71      13,232      0.00     1.25    (30.30)
Small Company Value Subaccount...   402,052    47.11      18,936      0.34     1.25    (10.35)
Managed Subaccount............... 1,401,831    41.47      58,121      0.88     1.25    (22.20)
International Growth Subaccount..   312,867     9.57       2,993      0.61     1.25    (20.45)
High Yield Bond Subaccount.......   238,551    15.30       3,651      8.65     1.25      0.26

ValueMaster Subaccounts

MONY Series Fund, Inc.

Money Market Subaccount..........    34,312    16.02         550      1.49     1.25      0.25

OCC Accumulation Trust

US Government Income Subaccount..     9,114    22.08         201      4.21     1.25      8.29
Equity Subaccount................     8,004    35.47         284      0.89     1.25    (22.40)
Small Cap Subaccount.............     5,758    35.54         205      0.07     1.25    (22.60)
Managed Subaccount...............    28,809    46.81       1,348      2.21     1.25    (17.92)

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directlyto contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                                     MONY

                              Variable Account A

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

   For a unit outstanding throughout the year ended December 31, 2001:

                                                                        For the year ended
                                        At December 31, 2001            December 31, 2001
                                  -------------------------------- --------------------------
                                                                   Investment
                                                        Net Assets   Income   Expense   Total
MONYMaster Subaccounts              Units   Unit Values   (000s)     Ratio*   Ratio** Return***
----------------------            --------- ----------- ---------- ---------- ------- ---------
MONY Series Fund, Inc.

Equity Growth Subaccount.........       950   $48.70     $    46     41.83%    1.25%   (20.33)%
Equity Income Subaccount.........       584    40.56          24     11.91     1.25    (12.11)
Intermediate Term Bond Subaccount   219,345    21.74       4,770      5.46     1.25      7.15
Long Term Bond Subaccount........   331,036    27.35       9,053      5.50     1.25      5.03
Diversified Subaccount...........     2,069    35.53          74     26.42     1.25    (16.52)
Money Market Subaccount..........   912,074    17.52      15,978      3.75     1.25      2.52
Government Securities Subaccount.   243,822    14.19       3,459      4.66     1.25      5.35

Enterprise Accumulation Trust

Equity Subaccount................   642,799    38.32      24,634      0.00     1.25    (19.87)
Small Company Value Subaccount...   521,075    52.55      27,384     24.21     1.25      3.85
Managed Subaccount............... 1,824,215    53.30      97,225      6.87     1.25    (12.29)
International Growth Subaccount..   381,071    12.03       4,585     10.17     1.25    (28.77)
High Yield Bond Subaccount.......   305,657    15.26       4,665      8.87     1.25      4.52

ValueMaster Subaccounts
-----------------------

MONY Series Fund, Inc.

Money Market Subaccount..........    34,473    15.98         551      3.80     1.25      2.50

OCC Accumulation Trust

US Government Income Subaccount..     9,346    20.39         191      4.36     1.25      5.27
Equity Subaccount................     9,043    45.71         413      1.36     1.25     (8.21)
Small Cap Subaccount.............     6,138    45.92         282      6.49     1.25      6.96
Managed Subaccount...............    39,798    57.03       2,270      2.61     1.25     (6.09)

----------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of Subaccounts of MONY Variable Account A

   In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY Variable Account A at December 31, 2002, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 8, 2003

                                     MONY

                              Variable Account A

                 COMBINED STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2002


                             ASSETS
          Investments at cost.......................... $ 482,251,658
                                                        =============
          Investments in Funds, at net asset value..... $ 334,513,334
          Amounts due from MONY........................        13,108
          Amounts due from Funds.......................       308,892
                                                        -------------
                 Total assets..........................   334,835,334
                                                        -------------
                           LIABILITIES
          Amounts due to MONY..........................       698,250
          Amounts due to Funds.........................        13,108
                                                        -------------
                 Total liabilities.....................       711,358
                                                        -------------
          Net assets................................... $ 334,123,976
                                                        =============
          Net assets consist of:
           Contractholders' net payments............... $ 203,144,229
           Undistributed net investment income.........   250,736,020
           Accumulated net realized gain on investments    27,982,051
           Net unrealized depreciation of investments..  (147,738,324)
                                                        -------------
          Net assets................................... $ 334,123,976
                                                        =============

                  See notes to combined financial statements.

                                     MONY

                              Variable Account A

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2002


      Dividend income...................................... $  4,958,226
      Distribution from net realized gains.................    1,061,971
      Mortality and expense risk charges...................   (4,938,961)
                                                            ------------
      Net investment income................................    1,081,236
                                                            ------------
      Realized and unrealized loss on investments:
       Net realized loss on investments....................  (48,798,807)
       Net change in unrealized depreciation of investments  (22,915,170)
                                                            ------------
      Net realized and unrealized loss on investments......  (71,713,977)
                                                            ------------
      Net decrease in net assets resulting from operations. $(70,632,741)
                                                            ============

                  See notes to combined financial statements.

                                     MONY

                              Variable Account A

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,


                                              2002           2001
                                         -------------  -------------
          From operations:
           Net investment income........ $   1,081,236  $  28,085,354
           Net realized loss on
             investments................   (48,798,807)   (54,880,601)
           Net change in unrealized
             depreciation of investments   (22,915,170)   (29,939,031)
                                         -------------  -------------
          Net decrease in net assets
           resulting from operations....   (70,632,741)   (56,734,278)
                                         -------------  -------------
          From unit transactions:
           Net proceeds from the
             issuance of units of
             subaccounts................    84,736,404    109,421,800
           Net asset value of units
             redeemed or used to meet
             contract obligations of
             subaccounts................  (110,505,281)  (114,865,073)
                                         -------------  -------------
          Net decrease from unit
           transactions of subaccounts..   (25,768,877)    (5,443,273)
                                         -------------  -------------
          Net decrease in net assets....   (96,401,618)   (62,177,551)
          Net assets beginning of year..   430,525,594    492,703,145
                                         -------------  -------------
          Net assets end of year*....... $ 334,123,976  $ 430,525,594
                                         =============  =============
          ----------
          * Includes undistributed net
            investment income of:        $ 250,736,020  $ 249,654,784
                                         =============  =============

                  See notes to combined financial statements.

                                     MONY

                              Variable Account A

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster, MONY Custom Master and MONY Variable Annuity, collectively the "Variable Annuity Policies"). These policies are issued by MONY. For presentation purposes, the information related to all Variable Annuity Policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently twelve MONYMaster subaccounts, five ValueMaster subaccounts, thirty-five MONY Custom Master subaccounts, and thirty-five MONY Variable Annuity subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the Alger American Fund, the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, INVESCO Variable Insurance Funds, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, MONY Series Fund, Inc. (the "Fund"), OCC Accumulation Trust, The Universal Institutional Funds, Inc., PBHG Insurance Series Funds, PIMCO Variable Insurance Trust, and the Universal Institutional Funds, Inc., (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Annuity Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2002 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:

   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective

                                     MONY

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


2. Significant Accounting Policies: (continued)

portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

   A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2002, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $51,544,188.

   MONY receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 1.25% to 1.35% of the average daily net assets of each of the respective subaccounts within the Variable Account. MONY Life Insurance Company of America (MONY America), a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund and receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2002, MONY received $97,433 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2002, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

           The Alger American Fund
           Balanced Subaccount........................... $   504,558
           Mid Cap Growth Subaccount.....................     351,489

           Dreyfus
           Dreyfus Stock Index Subaccount................  10,681,422
           Dreyfus Socially Responsible Growth Subaccount   1,830,039

                                     MONY

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)



             Enterprise Accumulation Trust
             Balanced Subaccount....................... $ 1,663,622
             Capital Appreciation Subaccount...........   4,333,998
             Emerging Countries Subaccount.............      29,333
             Equity Subaccount.........................  23,998,367
             Equity Income Subaccount..................   2,801,734
             Growth and Income Subaccount..............   9,493,790
             Growth Subaccount.........................  13,968,324
             Global Socially Responsive Subaccount.....      61,636
             International Growth Subaccount...........   4,768,975
             High Yield Bond Subaccount................   7,423,777
             Managed Subaccount........................  71,771,058
             Mid Cap Growth Subaccount.................     260,564
             Multi-Cap Growth Subaccount...............   4,811,431
             Small Company Growth Subaccount...........   5,346,622
             Small Company Value Subaccount............  30,164,061
             Total Return Subaccount...................     957,642
             Worldwide Growth Subaccount...............      39,766

             Fidelity Variable Insurance Products Funds
             VIP Growth Subaccount.....................   4,378,123
             VIP II Contrafund Subaccount..............   6,300,290
             VIP III Growth Opportunities Subaccount...   2,097,971

             INVESCO Variable Investment Funds
             Financial Services Subaccount.............      56,344
             Health Sciences Subaccount................     291,394
             Telecommunications Subaccount.............      16,227

             Janus Aspen Series
             Aggressive Growth Subaccount..............   4,114,617
             Balanced Subaccount.......................  10,386,312
             Capital Appreciation Subaccount...........   3,980,961
             Flexible Income Subaccount................     692,835
             International Growth Subaccount...........     393,717
             Worldwide Growth Subaccount...............   7,153,159

             Lord Abbett Series Fund
             Bond Debenture Subaccount.................     891,228
             Growth and Income Subaccount..............     989,441
             Mid-Cap Value Subaccount..................     737,115

             MFS Variable Insurance Trust
             Mid Cap Growth Subaccount.................      74,089
             New Discovery Subaccount..................      79,321
             Total Return Subaccount...................     873,017
             Utilities Subaccount......................      88,298

                                     MONY

                              Variable Account A

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


4. Other: (continued)


          MONY Series Fund, Inc.
          Equity Growth Subaccount....................... $     35,268
          Equity Income Subaccount.......................       19,798
          Diversified Subaccount.........................       60,626
          Government Securities Subaccount...............   20,580,746
          Intermediate Term Bond Subaccount..............   10,720,955
          Long Term Bond Subaccount......................   17,639,799
          Money Market Subaccount........................   35,120,482

          OCC Accumulation Trust
          US Government Income Subaccount................      201,263
          Equity Subaccount..............................      283,849
          Small Cap Subaccount...........................      204,550
          Managed Subaccount.............................    1,348,164

          The Universal Institutional Funds, Inc.
          Emerging Markets Equity Subaccount.............       38,474
          Global Value Equity Subaccount.................      110,663
          U.S. Real Estate Subaccount....................      620,472

          PBHG Insurance Series Funds
          Mid-Cap Value Subaccount.......................      618,378
          Select Value Subaccount........................      246,192

          PIMCO Variable Insurance Trust
          Global Bond Subaccount.........................    1,344,325
          Real Return Subaccount.........................    4,887,223
          StocksPlus Growth and Income Subaccount........      711,072

          Universal Institutional Funds, Inc.
          Real Estate Growth Subaccount..................      475,010
                                                          ------------
          Total Net Assets -- Combined Separate Account A $334,123,976
                                                          ============

   During the year ended December 31, 2002, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $85,867,440 and $116,460,900, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company:

   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, statements of changes in shareholder's equity and statements of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and Subsidiaries (the "Company") at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 3 to the consolidated financial statements, the Company changed its method of accounting for intangible and long-lived assets in 2002.


PricewaterhouseCoopers LLP
New York, New York
February 6, 2003

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          December 31, 2002 and 2001


                                                                                               2002      2001
                                                                                             --------- ---------
                                                                                               ($ in millions)
                                           ASSETS
Investments:
 Fixed maturity securities available-for-sale, at fair value (Note 5)....................... $ 7,828.2 $ 6,973.5
 Equity securities available-for-sale, at fair value (Note 5)...............................     247.7     297.5
 Mortgage loans on real estate (Note 6).....................................................   1,877.4   1,809.7
 Policy loans...............................................................................   1,212.5   1,229.0
 Real estate to be disposed of..............................................................      26.8     172.3
 Real estate held for investment............................................................     180.2      58.5
 Other invested assets......................................................................      97.3     116.7
                                                                                             --------- ---------
                                                                                              11,470.1  10,657.2
Cash and cash equivalents...................................................................     223.7     305.0
Accrued investment income...................................................................     204.0     192.9
Amounts due from reinsurers.................................................................     695.2     595.8
Premiums receivable.........................................................................       7.3      11.1
Deferred policy acquisition costs (Note 8)..................................................   1,226.4   1,233.8
Other assets................................................................................     528.6     569.7
Assets transferred in Group Pension Transaction (Note 11)...................................        --   4,650.4
Separate account assets.....................................................................   4,140.6   5,195.2
                                                                                             --------- ---------
       Total assets......................................................................... $18,495.9 $23,411.1
                                                                                             ========= =========
                            LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits...................................................................... $ 7,949.9 $ 7,870.0
Policyholders' account balances.............................................................   2,779.7   2,337.1
Other policyholders' liabilities............................................................     289.2     281.1
Amounts due to reinsurers...................................................................      67.7      74.6
Accounts payable and other liabilities......................................................     735.8     686.7
Long term debt (Note 14)....................................................................     216.9     216.9
Current federal income taxes payable........................................................     106.1     109.1
Deferred federal income taxes...............................................................     239.1     143.6
Liabilities transferred in Group Pension Transaction (Note 11)..............................        --   4,597.1
Separate account liabilities................................................................   4,137.6   5,192.3
                                                                                             --------- ---------
       Total liabilities....................................................................  16,522.0  21,508.5
                                                                                             --------- ---------
Commitments and contingencies (Note 16)
 Common stock, $1.00 par value; 2.5 million shares authorized; 2.5 million shares issued and
   outstanding at December 31, 2002 and 2001, respectively..................................       2.5       2.5
Capital in excess of par....................................................................   1,753.6   1,628.6
Retained earnings...........................................................................     137.8     233.4
Accumulated other comprehensive income......................................................      80.0      38.1
                                                                                             --------- ---------
       Total shareholder's equity...........................................................   1,973.9   1,902.6
                                                                                             --------- ---------
       Total liabilities and shareholder's equity........................................... $18,495.9 $23,411.1
                                                                                             ========= =========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                 Years Ended December 31, 2002, 2001, and 2000

                                                                    2002      2001      2000
                                                                  --------  --------  --------
                                                                        ($ in millions)
Revenues:
Premiums......................................................... $  690.4  $  695.3  $  700.5
Universal life and investment-type product policy fees...........    200.5     207.2     205.8
Net investment income (Note 4)...................................    725.4     676.9     970.9
Net realized (losses)/gains on investments (Note 4)..............   (151.1)    (12.3)     37.5
Group Pension Profits (Note 11)..................................     82.3      30.7      37.1
Other income.....................................................    169.3     189.1     223.3
                                                                  --------  --------  --------
                                                                   1,716.8   1,786.9   2,175.1
                                                                  --------  --------  --------
Benefits and expenses:
Benefits to policyholders........................................    803.1     814.7     787.8
Interest credited to policyholders' account balances.............    119.3     110.5     110.6
Amortization of deferred policy acquisition costs................    156.1     158.8     139.1
Dividends to policyholders.......................................    188.0     236.6     235.5
Other operating costs and expenses...............................    459.4     519.4     503.3
                                                                  --------  --------  --------
                                                                   1,725.9   1,840.0   1,776.3
                                                                  --------  --------  --------
(Loss)/income from continuing operations before income taxes and
  extraordinary item.............................................     (9.1)    (53.1)    398.8
Income tax (benefit)/expense.....................................     (6.0)    (19.1)    134.8
                                                                  --------  --------  --------
(Loss)/income from continuing operations before extraordinary
  item...........................................................     (3.1)    (34.0)    264.0
Discontinued operations: loss from real estate to be disposed
  of, net of income tax benefit of $1.4 million..................     (2.5)       --        --
Extraordinary item (Note 14).....................................       --        --      37.7
                                                                  --------  --------  --------
Net (loss)/income................................................     (5.6)    (34.0)    226.3
Other comprehensive income, net (Note 4).........................     41.9      25.1      42.4
                                                                  --------  --------  --------
Comprehensive income/(loss)...................................... $   36.3  $   (8.9) $  268.7
                                                                  ========  ========  ========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                 Years Ended December 31, 2002, 2001, and 2000

                                                                                                   Accumulated
                                                                              Capital in              Other         Total
                                                                       Common Excess of  Retained Comprehensive Shareholder's
                                                                       Stock     Par     Earnings    Income        Equity
                                                                       ------ ---------- -------- ------------- -------------
                                                                                          ($ in millions)
Balance, December 31, 1999............................................  $2.5   $1,563.6  $ 256.1     $(29.4)      $1,792.8
Dividends.............................................................    --         --   (100.0)        --         (100.0)
Capital Contribution..................................................    --       65.0       --         --           65.0
Comprehensive income:
  Net income..........................................................    --         --    226.3         --          226.3
  Other comprehensive income:
   Unrealized losses on investments net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).................    --         --       --       46.2           46.2
   Minimum pension liability adjustment...............................    --         --       --       (3.8)          (3.8)
                                                                        ----   --------  -------     ------       --------
  Other comprehensive income..........................................    --         --       --       42.4           42.4
Comprehensive income..................................................                                               268.7
                                                                        ----   --------  -------     ------       --------
Balance, December 31, 2000............................................   2.5    1,628.6    382.4       13.0        2,026.5
Dividends.............................................................    --         --   (115.0)        --         (115.0)
Comprehensive income:
  Net loss............................................................    --         --    (34.0)        --          (34.0)
  Other comprehensive income:
   Unrealized losses on investments net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).................    --         --       --       36.6           36.6
   Minimum pension liability adjustment...............................    --         --       --      (11.5)         (11.5)
                                                                        ----   --------  -------     ------       --------
  Other comprehensive income..........................................    --         --       --       25.1           25.1
Comprehensive loss....................................................                                                (8.9)
                                                                        ----   --------  -------     ------       --------
Balance, December 31, 2001............................................   2.5    1,628.6    233.4       38.1        1,902.6
Dividends.............................................................    --         --    (90.0)        --          (90.0)
Capital Contribution..................................................    --      125.0       --         --          125.0
Comprehensive income:
  Net loss............................................................    --         --     (5.6)        --           (5.6)
  Other comprehensive income:
   Unrealized losses on investments net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).................    --         --       --       43.8           43.8
   Minimum pension liability adjustment...............................    --         --       --       (1.9)          (1.9)
                                                                        ----   --------  -------     ------       --------
  Other comprehensive income..........................................    --         --       --       41.9           41.9
Comprehensive income..................................................    --         --       --         --           36.3
                                                                        ----   --------  -------     ------       --------
Balance, December 31, 2002............................................  $2.5   $1,753.6  $ 137.8     $ 80.0       $1,973.9
                                                                        ====   ========  =======     ======       ========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 Years Ended December 31, 2002, 2001, and 2000

                                                                                            2002       2001       2000
                                                                                         ---------  ---------  ---------
                                                                                                 ($ in millions)
Cash flows from operating activities (Note 3):
Net (loss) income....................................................................... $    (5.6) $   (34.0) $   226.3
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
 Interest credited to policyholders' account balances...................................     103.1       92.0       99.9
 Universal life and investment-type product policy fee income...........................    (112.4)    (117.8)    (127.4)
 Capitalization of deferred policy acquisition costs....................................    (213.1)    (194.5)    (175.0)
 Amortization of deferred policy acquisition costs......................................     156.1      158.8      139.1
 Provision for depreciation and amortization............................................      36.5       64.9       32.9
 Provision for deferred federal income taxes............................................      31.6       (6.4)      63.4
 Net realized losses (gains) on investments.............................................     151.1       12.3      (37.5)
 Non-cash distributions from investments................................................     (14.9)      52.9     (226.7)
 Change in other assets and accounts payable and other liabilities......................    (142.2)     (55.1)     (69.7)
 Change in future policy benefits.......................................................      79.9       75.5       58.7
 Change in other policyholders' liabilities.............................................       8.1      (14.8)      10.6
 Change in current federal income taxes payable.........................................      (3.0)     (12.2)     (41.0)
 Loss on discontinued real estate operations............................................       3.9         --         --
 Extraordinary loss on extinguishment of debt...........................................        --         --       56.8
                                                                                         ---------  ---------  ---------
 Net cash provided by operating activities..............................................      79.1       21.6       10.4
                                                                                         =========  =========  =========
Cash flows from investing activities:
Sales, maturities or repayments of:
 Fixed maturity securities..............................................................   1,161.3    1,275.7    1,067.5
 Equity securities......................................................................      11.1       39.9      514.2
 Mortgage loans on real estate..........................................................     423.2      341.6      453.7
 Policy loans, net......................................................................      16.4       35.7        3.6
 Other invested assets..................................................................      39.3       57.9      179.6
Acquisitions of investments:
 Fixed maturity securities..............................................................  (1,722.7)  (1,398.0)  (1,058.9)
 Equity securities......................................................................     (28.5)     (51.4)    (127.6)
 Mortgage loans on real estate..........................................................    (503.4)    (405.3)    (442.4)
 Property and equipment, net............................................................     (25.5)     (41.2)     (54.8)
 Other invested assets..................................................................     (18.5)    (127.5)     (99.6)
 Other, net.............................................................................        --         --     (150.0)
                                                                                         ---------  ---------  ---------
Net cash (used in)/provided by investing activities.....................................    (647.3)    (272.6)     285.3
                                                                                         =========  =========  =========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2002, 2001, and 2000

                                                                    2002      2001       2000
                                                                  --------  --------  ---------
                                                                         ($ in millions)
Cash flows from financing activities:
Issuance of debt.................................................       --        --      215.0
Repayments of debt...............................................       --      (0.1)    (301.3)
Proceeds of demand note payable to affiliate.....................    121.0        --         --
Repayment of demand note payable to affiliate....................   (121.0)       --         --
Receipts from annuity and universal life policies credited to
  policyholders' account balances................................  1,179.2   1,150.9    2,287.1
Return of policyholders' account balances on annuity policies
  and universal life policies....................................   (727.3)   (979.3)  (2,305.9)
Capital contribution.............................................    125.0        --       65.0
Dividends paid to shareholder....................................    (90.0)   (115.0)    (100.0)
                                                                  --------  --------  ---------
Net cash provided by/(used in) financing activities..............    486.9      56.5     (140.1)
                                                                  --------  --------  ---------
Net (decrease)/increase in cash and cash equivalents.............    (81.3)   (194.5)     155.6
Cash and cash equivalents, beginning of year.....................    305.0     499.5      343.9
                                                                  --------  --------  ---------
Cash and cash equivalents, end of year........................... $  223.7  $  305.0  $   499.5
                                                                  ========  ========  =========
Supplemental disclosure of cash flow information:
Cash (received)/paid during the period for:
  Income taxes................................................... $  (27.5) $    5.9  $    93.3
  Interest....................................................... $   19.4  $   19.8  $    29.4


         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Organization and Description of Business:

   The MONY Life Insurance Company ("MONY Life") and its subsidiaries (MONY Life and its subsidiaries are collectively referred to herein as the "Company"), provide life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI and BOLI"), mutual funds, securities brokerage, securities trading, business and estate planning and trust services. The Company distributes its products and services through Retail and Wholesale distribution channels. The Company's Retail distribution channels are comprised of (i) the career agency sales force operated by MONY Life, and (ii) financial advisors and account executives of the Company's securities broker dealer subsidiary. The Company's Wholesale distribution channel is comprised of (i) MONY Partners, a division of MONY Life, (ii) independent third party insurance brokerage general agencies and securities broker dealers and (iii) its corporate marketing team which markets COLI and BOLI products. For the year ended December 31, 2002, Retail distribution accounted for approximately 22.8% and 43.5% of sales of protection and accumulation products, respectively, while Wholesale distribution accounted for 77.2% and 56.5% of sales of protection and accumulation products, respectively. The Company principally sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico, and currently insures or provides other financial services to more than one million individuals.

   MONY Life's principal wholly owned direct and indirect operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management ("Enterprise"), a distributor of both proprietary and non-proprietary mutual funds, (iii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iv) MONY Securities Corporation ("MSC"), a registered securities broker-dealer and investment advisor whose products and services are distributed through MONY Life's career agency sales force, (v) Trusted Securities Advisors Corp. ("Trusted Advisors"), which distributes investment products and services through a network of accounting professionals, (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provides MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies so they can meet the insurance and investment needs of their customers, and (vii) MONY International Holdings ("MIH"), which through its Brazilian domiciled insurance brokerage subsidiary, principally provides insurance brokerage services to unaffiliated third party insurance companies in Brazil and, to a lesser extent since its reorganization in 2001, provides life insurance, annuity and investment products, as well as trust services, to nationals of certain Latin American countries through its Cayman Island based insurance and banking subsidiaries (MONY Life Insurance Company of the Americas, Ltd. and MONY Bank and Trust Company of the Americas, Ltd., respectively).

   On February 27, 2002, The MONY Group Inc. ("MONY Group"), MONY Life's ultimate parent, formed MONY Holdings, LLC ("MONY Holdings") as a downstream, wholly-owned holding company of the MONY Group. MONY Group formed MONY Holdings for the purpose of issuing debt tied to the performance of the Closed Block Business within MONY Life (see Note 19). On April 30, 2002, the date MONY Holdings commenced its operations, MONY Holdings, through a structured financing tied to the performance of the Closed Block Business within MONY Life, issued $300.0 million of floating rate insured debt securities (the "Insured Notes") in a private placement and MONY Group, pursuant to the terms of the structured financing, transferred all of its ownership interest in MONY Life to MONY Holdings. Other than activities related to servicing the Insured Notes in accordance with the Insured Notes indenture and its ownership interest in MONY Life, MONY Holdings has no operations and engages in no other activities.

   Proceeds to MONY Holdings from the issuance of the Insured Notes, after all offering and other related expenses, were approximately $292.6 million. Of this amount, $60.0 million was deposited in a debt service coverage account (the "DSCA"), pursuant to the terms of the note indenture, to provide collateral for the payment of interest and principal on the Insured Notes and the balance of approximately $232.6 million was distributed to MONY Group in the form of a dividend. The Insured Notes mature on January 21, 2017. The Insured Notes pay interest only through January 21, 2008 at which time principal payments will begin to be made pursuant to an amortization schedule. Interest on the Insured Notes is payable quarterly at an annual rate equal to three month LIBOR plus 0.55%. Concurrent with the issuance of the Insured Notes, MONY Holdings entered into an interest rate swap contract (the "Swap"), which locked in a fixed rate of interest on the Insured Notes at 6.44%. Including debt issuance costs of $7.4

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES million and the cost of the insurance policy (75 basis points per annum) (the "Insurance Policy"), which guarantees the scheduled principal and interest payments on the Insured Notes, the all-in cost of the indebtedness is 7.36%. See Note 20 for further information regarding the Insured Notes.

2.  The Closed Block:

   On November 16, 1998, the Company, pursuant to the New York Insurance Law, established a closed block (the "Closed Block") of certain participating insurance policies (the "Closed Block in force business") as defined in its plan of demutualization (the "Plan"). In conjunction therewith, the Company allocated assets to the Closed Block that are expected to produce cash flows which, together with anticipated revenues from the Closed Block in force business, are expected to be sufficient to support the Closed Block in force business, including but not limited to the payment of claims and surrender benefits, certain expenses and taxes, and for the continuation of dividend scales in effect at the date of the Company's demutualization (assuming the experience underlying such dividend scales continues), and for appropriate adjustments in such scales if the experience changes. To determine the amount of assets to allocate to the Closed Block in order to provide sufficient funding for the aforementioned payments, the Company forecasted the expected cash flows from the Closed Block in force business and mathematically determined the cash flows that would need to be provided from assets allocated to the Closed Block to fully fund the aforementioned payments. Assets were then allocated to the Closed Block accordingly. The aforementioned forecast consists of a cash flow projection for each year over the estimated life of the policies in the Closed Block. The earnings from such expected cash flows from the Closed Block in force business and the assets allocated to the Closed Block are referred to as the "glide path earnings".

   All the cash flows from the assets allocated to the Closed Block and the Closed Block in force business inure solely to the benefit of the owners of policies included in the Closed Block. The assets and liabilities allocated to the Closed Block at the date of its formation (November 16, 1998, which was the effective date of the Company's demutualization) were recorded in the Company's financial statements at their historical carrying values. The carrying value of the assets allocated to the Closed Block is less than the carrying value of the Closed Block liabilities at the effective date of the Company's demutualization. The excess of the Closed Block liabilities over the Closed Block assets at the effective date of the Company's demutualization represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

   To the extent that the actual cash flows, subsequent to the effective date of the Company's demutualization, from the assets allocated to the Closed Block and the Closed Block in force business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if dividend scales used to determine Closed Block cash flows had been continued. Conversely, to the extent that the actual cash flows, subsequent to the effective date of the Company's demutualization, from the assets allocated to the Closed Block and the Closed Block in force business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if dividend scales used to determine Closed Block cash flows had been continued. Accordingly, the recognition of the estimated ultimate aggregate future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the ultimate aggregate actual experience of the Closed Block assets and the Closed Block in force business subsequent to the effective date of the Company's demutualization, except in the event that the actual experience of the Closed Block assets and the Closed Block in force business subsequent to the effective date of the Company's demutualization is not sufficient to pay the guaranteed benefits on the policies in the Closed Block, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

   However, because the decision to increase or decrease dividend scales is based on revised estimates as to the ultimate profitability of the Closed Block such actions will not necessarily coincide with periodic reports of the results of the Closed Block. Accordingly, actual earnings that emerge from the Closed Block may either be more or less than the expected Closed Block earnings (or "glide path earnings"). In accordance with American Institute of Certified Public Accountants ("AICPA") Statement

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES of Position 00-3 "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts", actual Closed Block earnings in excess of expected Closed Block earnings (or the "glide path earnings") in any period are recorded as an additional liability to Closed Block policyholders (referred to as the "deferred dividend liability") because such excess earnings inure solely to the benefit of the policyholders in the Closed Block. If actual Closed Block earnings are less than expected Closed Block earnings (or the "glide path earnings") in any period the difference is charged against the balance of any existing deferred dividend liability. If the deferred dividend liability is not sufficient to absorb the difference, any such remaining amount, not absorbed, will remain in earnings for the period and an adjustment will be made to get back on the glide path when earnings emerge in future periods that are sufficient to offset such remaining accumulated difference or through a subsequent reduction in dividend scales. As of December 31, 2002 and 2001, the deferred dividend liability was $33.2 million and $47.8 million, respectively.

   Since the Closed Block has been funded to provide for payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the in force business in the Closed Block experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure that the profits are distributed to the Closed Block policyholders in a fair and equitable manner. In addition, annually the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

3.  Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and charges for the impairment of invested assets, (iv) pension costs, (v) costs associated with contingencies, (vi) litigation and restructuring charges and (vii) income taxes. Certain reclassifications have been made in the amounts presented for prior years to conform those years to the current year's presentation.

  Principles of Consolidation

   The accompanying consolidated financial statements include the accounts of MONY Life and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

  Valuation of Investments and Realized Gains and Losses

   The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in common stocks and venture capital limited partnerships. The Company's investments in common stocks are classified as available-for-sale and are reported at estimated fair value. The Company's investments in venture capital limited partnerships are accounted for in accordance with the equity method of accounting or at estimated fair value (with changes in fair value recorded in other comprehensive income) depending upon the Company's percentage ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company's ownership interest in the

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES partnership exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest is 20 percent or greater. In the unlikely event that the Company's ownership interest in a partnership exceeded 50 percent the partnership would be consolidated. In all other circumstances, the Company accounts for its investments in venture capital limited partnerships at estimated fair value. Because the underlying partnerships are required under GAAP to mark their investment portfolios to market and report changes in such market value through their earnings, the Company's earnings will reflect its pro rata share of such mark to market adjustment if it accounts for the partnership investment under the equity method. With respect to partnerships accounted for at fair value, there will be no impact on the Company's earnings until: (i) the underlying investments held by the partnership are distributed to the Company, or (ii) the underlying investments held by the partnership are sold by the partnership and the proceeds distributed to the Company, or (iii) an impairment of the Company's investment in the partnership is determined to exist. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity securities and common stock is adjusted for impairments in value deemed to be other than temporary. Fixed maturity securities deemed to be other than temporarily impaired are analyzed to assess whether such investments should be placed on non-accrual status. A fixed maturity security would be placed on non-accrual status when management believes it will not receive all principal and interest payments according to the original terms. Any cash received on non-accrual status securities is applied against the outstanding principal. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' respective interest rates.

   Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Impairment losses on real estate held for investment are reported as realized losses on investments.

   Real estate investments meeting the following criteria are classified as "real estate to be disposed of" in the Company's consolidated statement of financial position and the results therefrom are reported as "discontinued operations" in the Company's consolidated statement of income and comprehensive income as a result of the Company's adoption in 2002 of SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"):

  . Management, having the authority to approve the action, commits the organization to a plan to sell the property;

  . The property is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;

  . An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing;

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  . The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;

  . The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and

  . Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

   Real estate to be disposed of is carried at the lower of its carrying value at the time of classification as "to be disposed of" or fair value less estimated selling costs.

   Policy loans are carried at their unpaid principal balances.

   Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Collateralized Financing Transactions

   Securities loaned and borrowed are accounted for as collateralized financing transactions and are recorded at the amount of cash collateral received or advanced. The fee received or paid by the Company is recorded as interest revenue or expense and is reflected in other income and other operating costs and expenses, respectively, in the consolidated statement of income and comprehensive income. The initial collateral advanced or received has a higher market value than the underlying securities. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded, as necessary.

   The Company utilizes short-term repurchase agreements as supplementary short-term financing and delivers U.S. Treasury securities as collateral for cash received. These repurchase agreements are accounted for as collateralized financings. The fee paid by the Company is recorded as interest. The Company monitors the market value of securities transferred on a daily basis, and provides additional collateral as necessary.

  Recognition of Insurance Revenue and Related Benefits

   Premiums from participating and non-participating traditional life, health and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

  Commissions

   The Company earns commissions from clients for execution of securities, mutual funds, and insurance transactions. Commission revenues and related expenses are recorded on a trade-date basis and are reflected in other income and other operating costs and expenses, respectively, in the consolidated statement of income and comprehensive income.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Deferred Policy Acquisition Costs ("DPAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For participating traditional life policies, DPAC is amortized over the expected life of the contracts (30 years) as a constant percentage based on the present value of estimated gross margins expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the expected investment yield for the Closed Block was 7.26% for 2003 with subsequent years grading down to an ultimate aggregate yield of 7.13% in 2013. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends.

   For universal life products and investment-type products, DPAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked in discount rate. For non-participating term policies, DPAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8.0%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time-to-time that allow annuity contractholders to exchange older annuity contracts for new annuity products sold at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DPAC related to the exchanged contract.

   DPAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DPAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DPAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to other comprehensive income as of the balance sheet date.

  Future Policy Benefits and Policyholders' Account Balances

   Future policy benefit liabilities for participating traditional life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Dividend fund interest assumptions range from 2.0% to 5.5%.

   Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.6%, 5.9% and 5.9% for the years ended December 31, 2002, 2001, and 2000, respectively. The weighted average interest crediting rate for investment-type products was approximately 4.3%, 4.5% and 4.9% for the years ended December 31, 2002, 2001, and 2000, respectively.

  Dividends to Policyholders

   Dividends to policyholders reflected on the consolidated statement of income and comprehensive income is comprised of policyholder dividends payable in the current year and the change in the deferred dividend liability. Dividends payable to policyholders are determined annually by the board of directors of the Company. All but a deminimus amount of dividends paid to policyholders are on policies in the Closed Block. Refer to Note 2 for a more detailed explanation of policyholder dividends, as well as the deferred dividend liability. The change on the deferred dividend liability recognized in the consolidated statement of income and comprehensive income was $(14.6) million, $21.2 million, and $2.5 million for the years ended December 31, 2002, 2001, and 2000, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Participating Business

   At December 31, 2002 and 2001, participating business, substantially all of which is in the Closed Block, represented approximately 34.0% and 39.4% of the Company's life insurance in force, and 73.7% and 76.8% of the number of life insurance policies in force, respectively. For each of the years ended December 31, 2002, 2001, and 2000, participating business represented approximately 82.5%, 83.5%, and 91.6%, respectively, of life insurance premiums.

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its ultimate parent, the MONY Group and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation, the parent holding company of USFL. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

  Reinsurance

   The Company has reinsured certain of its life insurance and investment contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and comprehensive income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Consolidated Statements of Cash Flows -- Non-cash Transactions

   For the years ended December 31, 2002, 2001, and 2000, respectively, real estate of $12.0 million, $18.0 million, and $0.5 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned real estate acquired in satisfaction of debt of $33.1 million and $44.3 million, respectively. Other non-cash transactions, which are reflected in the statement of cash flows as a reconciling item from net income to net cash provided by operating activities, consisted primarily of stock distributions from the Company's partnership investments and payment-in-kind for interest due on certain fixed maturity securities.

  Recent Accounting Pronouncements Adopted as of December 31, 2002

   On January 1, 2001 the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

   On January 1, 2001 the Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

   In July 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. All of the Company's past business combinations have been accounted for under the purchase accounting method. The provisions of this statement apply to all business combinations initiated after June 30, 2001. The adoption of SFAS 141 had no material effect on the Company's earnings or financial position.

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This Statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement was effective for fiscal years beginning after December 15, 2001. As a result of adopting this statement, the Company no longer recognizes goodwill amortization of approximately $1.3 million on an annualized basis. In addition, since the adoption of this standard, based on the Company's estimate of its reporting units, the Company has determined that none of its goodwill is impaired.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for the financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within such year, except that assets held for sale as a result of disposal activities initiated prior to the effective date of SFAS 144 may be accounted for in accordance with prior guidance until the end of the fiscal year in which SFAS 144 is effective. SFAS 144 retains many of the same provisions as SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Disposed of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statement of income and comprehensive income. The Company had real estate that meets the definition of a component of the entity. Substantially all of the Company's real estate to be disposed of resulted from disposal activities initiated prior to the effective date of SFAS 144. The carrying value of real estate to be disposed of at December 31, 2002 was $26.8 million. The Company's pretax loss from real estate to be disposed of for the year ended December 31, 2002, which is reported in the Company's consolidated statement of income and comprehensive income as a discontinued operation, was $3.9 million.

  Recent Accounting Pronouncements Not Yet Adopted as of December 31, 2002

   In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation 46"), which represents an interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), "Consolidated Financial Statements". ARB 51 requires that a Company's consolidated financial statements include subsidiaries in which the Company has a controlling financial interest. That requirement usually has been applied to subsidiaries in which the Company has a majority voting interest. However, the voting interest approach is not effective in identifying controlling financial interests in entities (referred to as "variable interest entities") that are not controllable through voting interests or in which the equity investors do not bear the residual economic risks. Interpretation 46 provides guidance on identifying variable interest entities and on assessing whether a Company's investment in a variable interest entity requires consolidation thereof. Interpretation 46 is effective immediately for investments made in variable interest entities after January 31, 2003 and it is effective in the first fiscal year or interim period beginning after June 15, 2003 for investments in variable interest entities made prior to February 1, 2003. The adoption of Interpretation 46 is not expected to have a material impact on the Company's earnings or financial position.

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Comprehensive Income:

   Net investment income for the years ended December 31, 2002, 2001, and 2000 was derived from the following sources:

                                                         2002   2001     2000
                                                        ------ ------  --------
                                                            ($ in millions)
Net Investment Income
Fixed maturity securities.............................. $486.7 $484.4  $  495.4
Equity securities......................................    7.8  (33.9)    239.4
Mortgage loans.........................................  138.9  139.8     144.3
Other investments (including cash and short-term)......  126.3  132.7     136.9
                                                        ------ ------  --------
Total investment income................................  759.7  723.0   1,016.0
Investment expenses....................................   34.3   46.1      45.1
                                                        ------ ------  --------
Net investment income.................................. $725.4 $676.9  $  970.9
                                                        ====== ======  ========

   Net realized gains (losses) on investments for the years ended December 31, 2002, 2001, and 2000 are summarized as follows:

                                                          2002    2001    2000
                                                        -------  ------  ------
                                                            ($ in millions)
Net Realized Gains (Losses) on Investments
Fixed maturity securities.............................. $ (79.5) $ (2.6) $(30.1)
Equity securities......................................   (38.7)   (7.8)   21.5
Mortgage loans.........................................    (3.0)    9.3    19.8
Other invested assets..................................   (29.9)  (11.2)   26.3
                                                        -------  ------  ------
Net realized gains (losses) on investments............. $(151.1) $(12.3) $ 37.5
                                                        =======  ======  ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Comprehensive Income: (continued)


   Following is a summary of the change in unrealized investment gains (losses), net of related deferred income taxes and the adjustment for deferred policy acquisition costs (see Note 8), which are reflected in Accumulated Other Comprehensive Income for the periods presented. The net change in unrealized investment gains (losses) and the change in the Company's minimum pension liability represent the only components of other comprehensive income for the years ended December 31, 2002, 2001, and 2000 as presented below:

                                                          2002    2001    2000
                                                        -------  ------  ------
                                                            ($ in millions)
Other Comprehensive Income
Change in unrealized gains (losses):
Fixed maturity securities.............................. $ 360.5  $156.7  $196.7
Equity securities......................................     2.2    (3.4)  (59.9)
                                                        -------  ------  ------
Subtotal...............................................   362.7   153.3   136.8
AEGON Portfolio (See Note 11)..........................   (29.3)   31.0    20.6
                                                        -------  ------  ------
Subtotal...............................................   333.4   184.3   157.4
Effect on unrealized gains (losses) on investments
  attributable to:
  DPAC.................................................   (67.4)  (30.3)  (93.1)
  Deferred federal income taxes........................   (92.4)  (48.2)  (20.6)
Net unrealized gains (losses) and DPAC transferred to
  the Closed Block.....................................  (129.8)  (69.2)    2.5
                                                        -------  ------  ------
Change in unrealized gains (losses) on investments, net    43.8    36.6    46.2
Minimum pension liability adjustment...................    (1.9)  (11.5)   (3.8)
                                                        -------  ------  ------
Other comprehensive income............................. $  41.9  $ 25.1  $ 42.4
                                                        =======  ======  ======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001, and 2000 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                             2002    2001   2000
                                                                            ------  -----  -----
                                                                               ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments................................... $ 83.7  $34.6  $48.6
Reclassification adjustment for gains included in net income...............  (41.8)  (9.5)  (6.2)
                                                                            ------  -----  -----
Unrealized gains (losses) on investments, net of reclassification adjustments.............................................................. $ 41.9  $25.1  $42.4
                                                                            ======  =====  =====

   Unrealized gains (losses) on investments, (excluding net unrealized gains (losses) on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2002, 2001, and 2000 are net of income tax expense (benefit) of $115.0 million, $43.2 million and $17.2 million, respectively, and $(71.4) million, $(32.1) million and $(95.5) million, respectively, relating to the effect of such unrealized gains (losses) on DPAC.

   Reclassification adjustments, (excluding net unrealized gains (losses) on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2002, 2001, and 2000 are net of income tax expense (benefit) of $(22.5) million, $5.1 million and $3.3 million, respectively, and $4.1 million, $1.8 million and $2.5 million, respectively, relating to the effect of such amounts on DPAC.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  Fixed Maturity and Equity Securities:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002 and 2001 are as follows:

                                                                  Gross        Gross
                                                Amortized      Unrealized   Unrealized      Estimated
                                                  Cost            Gains       Losses       Fair Value
                                            ----------------- ------------- ----------- -----------------
                                              2002     2001    2002   2001  2002  2001    2002     2001
                                            -------- -------- ------ ------ ----- ----- -------- --------
                                                                   ($ in millions)
U.S. Treasury securities and Obligations of
  U.S. Government agencies................. $  847.2 $  292.7 $ 66.7 $ 14.7 $ 0.2 $ 0.2 $  913.7 $  307.2
Collateralized mortgage obligations:
 Government agency-backed..................    169.3    268.4    8.4    5.8    --   0.8    177.7    273.4
 Non-agency backed.........................     92.8    166.3    3.4    7.0    --   0.0     96.2    173.3
Other asset-backed securities:
 Government agency-backed..................    121.9     18.4    5.9    0.7    --   0.0    127.8     19.1
 Non-agency backed.........................    582.1    611.5   34.7   17.9   4.6   9.6    612.2    619.8
Foreign governments........................     42.5     32.1    6.1    4.0   0.3   0.7     48.3     35.4
Utilities..................................    546.1    551.3   37.1   16.9   7.2   4.6    576.0    563.6
Corporate bonds............................  4,871.4  4,830.3  385.1  153.0  30.7  58.3  5,225.8  4,925.0
                                            -------- -------- ------ ------ ----- ----- -------- --------
 Total bonds...............................  7,273.3  6,771.0  547.4  220.0  43.0  74.2  7,777.7  6,916.8
Redeemable preferred stocks................     47.0     55.6    3.5    1.2    --   0.1     50.5     56.7
                                            -------- -------- ------ ------ ----- ----- -------- --------
 Total..................................... $7,320.3 $6,826.6 $550.9 $221.2 $43.0 $74.3 $7,828.2 $6,973.5
                                            ======== ======== ====== ====== ===== ===== ======== ========

   The carrying value of the Company's fixed maturity securities available-for-sale at December 31, 2002 and 2001 is net of adjustments for impairments in value deemed to be other than temporary of $124.4 million and $48.2 million, respectively.

   At December 31, 2002 and 2001, there was $6.7 million and $0.0 million, respectively, of fixed maturity securities which had been non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities available-for-sale which:
(i) are in default as to principal or interest payments; (ii) are to be restructured pursuant to commenced negotiations; (iii) went into bankruptcy subsequent to acquisition; or (iv) are deemed to have other than temporary impairments to value as "problem fixed maturity securities." At December 31, 2002 and 2001, the carrying value of problem fixed maturity securities held by the Company was $274.7 million and $66.7 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2002 and 2001, the carrying value of potential problem fixed maturity securities held by the Company was $8.5 million and $16.1 million, respectively. In addition, at December 31, 2002 and 2001, the Company had no fixed maturity securities which had been restructured.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The amortized cost and estimated fair value of fixed maturity securities available-for-sale, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2002, are as follows:

                                                                  Amortized Estimated
                                                                    Cost    Fair Value
                                                                  --------- ----------
                                                                    ($ in millions)
Due in one year or less.......................................... $  498.7   $  507.5
Due after one year through five years............................  2,024.1    2,165.3
Due after five years through ten years...........................  2,779.3    3,020.4
Due after ten years..............................................  1,052.0    1,121.1
                                                                  --------   --------
       Subtotal..................................................  6,354.1    6,814.3
Mortgage- and asset-backed securities............................    966.2    1,013.9
                                                                  --------   --------
       Total..................................................... $7,320.3   $7,828.2
                                                                  ========   ========

   Fixed maturity securities available-for-sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity dates may differ from contractual maturity dates because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from sales of fixed maturity securities available-for-sale during 2002, 2001, and 2000 were $468.1 million, $479.4 million and $441.3 million, respectively. Gross gains of $35.1 million, $21.3 million and $7.2 million and gross losses of $6.6 million, $8.3 million and $16.3 million were realized on these sales in 2002, 2001, and 2000, respectively.

  Equity Securities

   The cost, gross unrealized gains and losses, and estimated fair value of marketable and non-marketable equity securities at December 31, 2002 and 2001 are as follows:

                                                   Gross       Gross
                                                Unrealized  Unrealized    Estimated
                                 Amortized Cost    Gains      Losses     Fair Value
                                 -------------  ----------- ----------- -------------
                                  2002    2001  2002  2001  2002  2001   2002   2001
                                 ------  ------ ----- ----- ----- ----- ------ ------
                                                   ($ in millions)
Marketable equity securities.... $ 59.9  $ 67.3 $ 3.3 $ 6.2 $ 2.3 $ 6.9 $ 60.9 $ 66.6
Non-marketable equity securities  192.8   220.7  29.5  31.0  35.5  20.8  186.8  230.9
                                 ------  ------ ----- ----- ----- ----- ------ ------
                                 $252.7  $288.0 $32.8 $37.2 $37.8 $27.7 $247.7 $297.5
                                 ======  ====== ===== ===== ===== ===== ====== ======

   Proceeds from sales of equity securities during 2002, 2001, and 2000 were $16.5 million, $31.0 million and $499.2 million, respectively. Gross gains of $2.7 million, $3.1 million and $81.2 million and gross losses of $2.8 million, $9.5 million and $57.8 million were realized on these sales during 2002, 2001, and 2000, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  Mortgage Loans on Real Estate:

   Mortgage loans on real estate at December 31, 2002 and 2001 consist of the following:

                                                      2002      2001
                                                    --------  --------
                                                      ($ in millions)
        Commercial and residential mortgage loans.. $1,592.3  $1,533.6
        Agricultural mortgage loans................    307.8     304.6
                                                    --------  --------
        Total loans................................  1,900.1   1,838.2
        Less: valuation allowances.................    (22.7)    (28.5)
                                                    --------  --------
        Mortgage loans, net of valuation allowances $1,877.4  $1,809.7
                                                    ========  ========

   An analysis of the valuation allowances for 2002, 2001, and 2000 is as follows:

                                                         2002   2001   2000
                                                        -----  -----  -----
                                                          ($ in millions)
    Balance, beginning of year......................... $28.5  $32.2  $37.3
    Increase/(decrease) in allowance...................   0.7   (0.8)  (4.9)
    Reduction due to pay-downs, pay-offs, and writeoffs  (2.1)  (0.2)  (0.2)
    Transfers to real estate...........................  (4.4)  (2.7)    --
                                                        -----  -----  -----
    Balance, end of year............................... $22.7  $28.5  $32.2
                                                        =====  =====  =====

   Impaired mortgage loans along with related valuation allowances as of December 31, 2002 and 2001 are as follows:

                                                                      2002    2001
                                                                     ------  ------
                                                                     ($ in millions)
                                                                     --------------
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 66.7  $ 93.5
Loans that do not have valuation allowances.........................   90.3    85.2
                                                                     ------  ------
       Subtotal.....................................................  157.0   178.7
Valuation allowances................................................  (14.7)  (18.4)
                                                                     ------  ------
       Impaired mortgage loans, net of valuation allowances......... $142.3  $160.3
                                                                     ======  ======

   During 2002, 2001, and 2000, the Company recognized $11.3 million, $12.8 million and $19.5 million, respectively, of interest income on impaired loans.

   At December 31, 2002 and 2001, the carrying value of mortgage loans which were non-income producing for the twelve months preceding such dates was $13.8 million and $22.0 million, respectively.

   At December 31, 2002 and 2001, the Company had restructured mortgage loans of $29.8 million and $66.3 million, respectively. Interest income of $1.5 million, $4.3 million and $6.8 million was recognized on restructured mortgage loans in 2002, 2001, and 2000, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $4.0 million, $7.2 million and $9.5 million in 2002, 2001, and 2000, respectively.

7.  Segment Information:

   The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

   Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's Accumulation Products segment. Accordingly, for management purposes (including performance assessment and making decisions regarding the allocation of resources), the Company aggregates its mutual fund operations with its Accumulation Products segment.

   Of the aforementioned segments, only the Protection Products segment and the Accumulation Products segment qualify as reportable segments in accordance with SFAS No.131 "Disclosures about Segments of an Enterprise and Related Information". All of the Company's other segments are combined and reported in the Other Products segment.

   Products comprising the Protection Products segment primarily include a wide range of individual life insurance products, including: whole life, term life, universal life, variable universal life, corporate-owned life, last survivor whole life, last survivor variable universal life, last survivor universal life, group universal life and special-risk products. In addition, included in the Protection Products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits derived therefrom (see Note 11), (ii) the Closed Block assets and liabilities, as well as the revenues and expenses relating thereto (See Notes 2 and 18), and
(iii) the Company's disability income insurance products (which are 100% reinsured and no longer offered by the Company).

   The Accumulation Products segment primarily includes flexible premium variable annuities, single and flexible premium deferred annuities, single premium immediate annuities, proprietary mutual funds, investment management services, and certain other financial services products.

   The Company's Other Products segment primarily consists of a securities broker-dealer operation, an insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides customers of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's career agency force with access to variable life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its customers. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction (See Note 11).

   Set forth in the table below is certain financial information with respect to the Company's reportable segments as of and for each of the years ended December 31, 2002, 2001, and 2000, as well as amounts not allocated to the segments. Except for various allocations discussed below, the accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 3). The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items (e.g., items of an unusual or infrequent nature). The Company does not allocate certain non-recurring items to the segments. In addition, unless otherwise noted, all segment revenues are from external customers.

   Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment and maintain a separately calculated regulatory risk-based capital ("RBC") level for each segment. Allocations of the net investment income and net realized gains (losses) on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) have been allocated to the Protection Products segment.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Amounts reported as "reconciling amounts" in the table below primarily relate to: (i) contracts issued by the Company relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes, (iii) charges totaling $7.2 million and $56.8 million in 2002 and 2001, respectively, associated with the Company's reorganization (see Note
22), and (iv) a $1.5 million decrease in 2002 in certain reserves established in connection with the reorganization charge recorded in 2001 (see Note 22).

                     Segment Summary Financial Information

                                                                          2002(5) 2001(3)(6) 2000(7)
                                                                          ------- ---------- --------
                                                                                ($ in millions)
Premiums:
Protection Products...................................................... $662.9    $675.5   $  685.7
Accumulation Products....................................................   11.6       5.3        1.3
Other Products...........................................................   15.9      14.5       13.5
                                                                          ------    ------   --------
                                                                          $690.4    $695.3   $  700.5
                                                                          ======    ======   ========
Universal life and investment-type product policy fees:
Protection Products...................................................... $152.1    $151.6   $  134.8
Accumulation Products....................................................   46.8      54.7       70.0
Other Products...........................................................    1.6       0.9        1.0
                                                                          ------    ------   --------
                                                                          $200.5    $207.2   $  205.8
                                                                          ======    ======   ========
Net investment income and net realized gains (losses) on investments (8):
Protection Products...................................................... $467.8    $559.4   $  796.7
Accumulation Products....................................................   58.8      68.6      124.9
Other Products...........................................................   21.3      17.9       68.9
Reconciling amounts (4)..................................................   22.5      18.7       17.9
                                                                          ------    ------   --------
                                                                          $570.4    $664.6   $1,008.4
                                                                          ======    ======   ========
Other income:
Protection Products...................................................... $ 84.0    $ 46.8   $   57.7
Accumulation Products....................................................   96.1     107.4      120.2
Other Products...........................................................   60.7      57.5       77.4
Reconciling amounts......................................................   10.8       8.1        5.1
                                                                          ------    ------   --------
                                                                          $251.6    $219.8   $  260.4
                                                                          ======    ======   ========
Benefits to policyholders (1):
Protection Products...................................................... $794.2    $815.1   $  791.1
Accumulation Products....................................................   87.9      75.4       68.2
Other Products...........................................................   30.4      29.2       31.5
Reconciling amounts......................................................    9.9       5.5        7.6
                                                                          ------    ------   --------
                                                                          $922.4    $925.2   $  898.4
                                                                          ======    ======   ========
Amortization of deferred policy acquisition costs:
Protection Products...................................................... $110.3    $115.7   $  110.8
Accumulation Products....................................................   45.8      26.1       28.3
Reconciling amounts......................................................    0.0      17.0        0.0
                                                                          ------    ------   --------
                                                                          $156.1    $158.8   $  139.1
                                                                          ======    ======   ========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                           2002(5)   2001(3)(6)  2000(7)
                                          ---------  ---------- ---------
                                                  ($ in millions)
      Other operating costs and expenses:
      Protection Products................ $   226.6  $   245.5  $   262.2
      Accumulation Products..............     119.4      127.2      120.0
      Other Products.....................      83.3       87.3      100.3
      Reconciling amounts................      30.1       59.4       20.8
                                          ---------  ---------  ---------
                                          $   459.4  $   519.4  $   503.3
                                          =========  =========  =========
      Income before income taxes (8)(9):
      Protection Products................ $    50.1  $    23.1  $   278.1
      Accumulation Products..............     (41.0)       5.7       98.4
      Other Products.....................     (15.4)     (27.3)      27.7
      Reconciling amounts................      (6.7)     (54.6)      (5.4)
                                          ---------  ---------  ---------
                                          $   (13.0) $   (53.1) $   398.8
                                          =========  =========  =========
      Assets:
      Protection Products................ $12,258.0  $16,212.9  $16,239.0
      Accumulation Products..............   4,521.8    5,077.7    5,593.5
      Other Products.....................     988.2    1,125.7    1,060.8
      Reconciling amounts................     727.9      994.8    1,309.0
                                          ---------  ---------  ---------
                                          $18,495.9  $23,411.1  $24,202.3
                                          =========  =========  =========
      Deferred policy acquisition costs:
      Protection Products................ $ 1,093.3  $ 1,087.0  $ 1,064.3
      Accumulation Products..............     133.1      146.8      145.4
                                          ---------  ---------  ---------
                                          $ 1,226.4  $ 1,233.8  $ 1,209.7
                                          =========  =========  =========
      Future policy benefits:
      Protection Products................ $ 7,543.3  $ 7,467.2  $ 7,384.8
      Accumulation Products..............     188.6      173.5      163.4
      Other Products.....................     203.1      213.9      229.6
      Reconciling amounts................      14.9       15.4       16.7
                                          ---------  ---------  ---------
                                          $ 7,949.9  $ 7,870.0  $ 7,794.5
                                          =========  =========  =========
      Unearned premiums:
      Protection Products................ $    54.7  $    53.1  $    47.9
      Accumulation Products..............        --         --         --
      Other Products.....................       2.6        2.8        2.5
      Reconciling amounts................        --         --         --
                                          ---------  ---------  ---------
                                          $    57.3  $    55.9  $    50.4
                                          =========  =========  =========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                              2002(5)  2001(3)(6) 2000(7)
                                                              -------- ---------- --------
                                                                    ($ in millions)
Policyholders' balances and other policyholders' liabilities:
Protection Products.......................................... $1,629.8  $2,845.9  $2,858.0
Accumulation Products........................................  1,225.5     969.0     896.6
Other Products...............................................    155.7     145.3     149.3
Reconciling amounts..........................................      0.6       0.9       1.0
                                                              --------  --------  --------
                                                              $3,011.6  $3,961.1  $3,904.9
                                                              ========  ========  ========
Separate account liabilities (2)(10):
Protection Products (11)..................................... $  604.6  $3,783.7  $3,939.5
Accumulation Products........................................  2,699.0   3,464.3   4,072.9
Other Products...............................................    298.1     429.7     499.5
Reconciling amounts..........................................    535.9     694.1     770.1
                                                              --------  --------  --------
                                                              $4,137.6  $8,371.8  $9,282.0
                                                              ========  ========  ========

----------
(1) Includes interest credited to policyholders' account balances.
(2) Each segment includes separate account assets in an amount not less than the corresponding liability reported.
(3) See Note 22 for details regarding the allocation of Reorganization and Other Charges to segments.
(4) Reconciling amounts include interest expense related to the Intercompany Surplus Notes (see Note 14).
(5) Amounts reported as "reconciling" in 2002 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes, (iii) charges totaling $7.2 million pre-tax relating to the Company's 2002 reorganization charge (See Note 22), and (iv) a $1.5 million decrease in certain reserves associated with the Company's 2001 reorganization charge (See Note 22).
(6) Amounts reported as "reconciling" in 2001 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) interest expense associated with the surplus and intercompany surplus notes and (iii) charges totaling $56.8 million pre-tax relating to the Company's reorganization.
(7) Amounts reported as "reconciling" in 2000 primarily relate to (i) contracts issued by MONY Life relating to its employee benefit plans and (ii) interest expense associated with the surplus and intercompany surplus notes.
(8) Amounts reported in 2002 include a loss of $3.9 million pre-tax from discontinued operations, of which $3.3 million, $0.4 million, and $0.2 million, has been allocated to the Protection Products, Accumulation Products and Other Products segments, respectively.
(9) Amounts reported in 2000 include an extraordinary charge of $37.7 million after tax for the cost incurred by the Company in connection with the repurchase of $115.0 million face amount 9.5% coupon surplus notes, and $123.0 million of its $125.0 million face amount 11.25% coupon surplus notes that were outstanding at December 31, 1999 (see Note 14).
(10)Includes separate account liabilities relating to the Group Pension Transaction of $0.0 million, $3,179.5 million, and $3,416.7 million as of December 31, 2002, 2001, and 2000, respectively (see Note 11).
(11)As explained in note 11, in accordance with GAAP, the Group Pension Transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the business transferred to Aegon USA, Inc. ("AEGON"). Accordingly, over the life of the transaction the Company was required to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". As a result of the expiration of the transaction at December 31, 2002 and the recognition of earnings from the Final Value Payment from AEGON the Company has no further interest in the transferred assets and liabilities and, accordingly, such assets and liabilities are no longer reflected on its balance sheet.

   Substantially all of the Company's revenues are derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single customer does not exceed 10.0% of total consolidated revenues.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Following is a summary of revenues by product for the years ended December 31, 2002, 2001, and 2000:

                                                           2002   2001   2000
                                                          ------ ------ ------
                                                            ($ in millions)
  Premiums:
  Individual life........................................ $662.6 $675.1 $685.2
  Disability income insurance............................    0.3    0.4    0.5
  Group insurance........................................   15.9   14.5   13.5
  Other..................................................   11.6    5.3    1.3
                                                          ------ ------ ------
         Total........................................... $690.4 $695.3 $700.5
                                                          ====== ====== ======

                                                           2002   2001   2000
                                                          ------ ------ ------
                                                            ($ in millions)
  Universal life and investment-type product policy fees:
  Universal life......................................... $ 64.8 $ 68.8 $ 69.0
  Variable universal life................................   78.1   73.4   54.7
  Group universal life...................................    9.2    9.4   11.1
  Individual variable annuities..........................   46.8   54.7   69.7
  Individual fixed annuities.............................    1.6    0.9    1.3
                                                          ------ ------ ------
         Total........................................... $200.5 $207.2 $205.8
                                                          ====== ====== ======

8.  Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2002, 2001, and 2000 are as follows:

                                                  2002      2001      2000
                                                --------  --------  --------
                                                       ($ in millions)
  Balance, beginning of the year............... $1,233.8  $1,209.7  $1,248.2
  Costs deferred during the year...............    213.1     209.1     190.9
  Amortized to expense during the year.........   (156.1)   (158.8)   (139.1)
  Effect on DPAC from unrealized (gains) losses    (64.4)    (26.2)    (90.3)
                                                --------  --------  --------
  Balance, end of the year..................... $1,226.4  $1,233.8  $1,209.7
                                                ========  ========  ========

9.  Pension Plans and Other Postretirement Benefits:

  Pension Plans

   The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and
(b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current year or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During 2002, the Company amended its Qualified Pension plan which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

   The assets of the qualified pension plan are primarily invested in MONY Pooled Accounts which include common stock, real estate, private placement debt securities and bonds. At December 31, 2002 and 2001, $304.7 million and $415.3 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $30.2 million, $27.9 million and $33.9 million were paid by this plan for the years ended December 31, 2002, 2001, and 2000, respectively.

   The Company also sponsors a non-qualified employee excess benefit plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's compensation. Pension benefits are paid from the Company's general account.

  Postretirement Benefits

   The Company provides certain health care and life insurance benefits for retired employees and field underwriters. The Company amortizes its postretirement transition obligation over a period of twenty years.

   Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following presents the change in the benefit obligation, change in plan assets and other information with respect to the Company's qualified and non-qualified defined benefit pension plans and other benefits which represent the Company's postretirement benefit obligation:

                                                                                        Pension           Other
                                                                                       Benefits         Benefits
                                                                                    --------------  ----------------
                                                                                     2002    2001     2002     2001
                                                                                    ------  ------  -------  -------
                                                                                             ($ in millions)
Change in benefit obligation:
Benefit obligation at beginning of year............................................ $411.5  $386.1  $ 104.7  $ 103.9
Service cost.......................................................................    5.9     8.3      1.5      1.5
Interest cost......................................................................   29.2    30.9      6.7      7.2
Plan amendment.....................................................................    3.7     1.8       --       --
Actuarial loss.....................................................................   18.0    25.8     (0.9)     0.5
Benefits paid......................................................................  (36.9)  (41.4)    (9.9)    (8.4)
                                                                                    ------  ------  -------  -------
Benefit obligation at end of year.................................................. $431.4  $411.5  $ 102.1  $ 104.7
                                                                                    ======  ======  =======  =======
Change in plan assets:
Fair value of plan assets at beginning of year..................................... $419.5  $469.9  $    --  $    --
Actual return on plan assets.......................................................  (32.6)  (20.5)      --       --
Employer contribution..............................................................    6.7    13.5      9.9      8.4
Benefits and expenses paid.........................................................  (38.7)  (43.4)    (9.9)    (8.4)
                                                                                    ------  ------  -------  -------
Fair value of plan assets at end of year...........................................  354.9   419.5       --       --
                                                                                    ------  ------  -------  -------
Funded status......................................................................  (76.5)    8.0   (102.1)  (103.7)
Unrecognized actuarial loss........................................................  176.6    98.4     12.1     12.1
Unamortized transition obligation..................................................    1.7     2.1     30.6     33.6
Unrecognized prior service cost....................................................    1.5   (11.4)    (0.7)    (0.8)
                                                                                    ------  ------  -------  -------
Net amount recognized.............................................................. $103.3  $ 97.1  $ (60.1) $ (58.8)
                                                                                    ======  ======  =======  =======
Amounts recognized in the statement of financial position consist of the following:
Prepaid benefit cost............................................................... $151.0  $145.4  $    --  $    --
Accrued benefit liability..........................................................  (66.6)  (48.3)   (60.1)   (58.8)
Intangible asset...................................................................    1.7     2.1       --       --
Accumulated other comprehensive income.............................................   17.2    (2.1)      --       --
                                                                                    ------  ------  -------  -------
Net amount recognized.............................................................. $103.3  $ 97.1  $ (60.1) $ (58.8)
                                                                                    ======  ======  =======  =======

   The Company's qualified plan had assets of $345.7 million and $419.5 million at December 31, 2002 and 2001, respectively. The projected benefit obligation and accumulated benefit obligation for the qualified plan were $365.2 million and $338.9 million at December 31, 2002 and $343.5 million and $310.6 million at December 31, 2001, respectively.

   The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plan, which is unfunded, were $68.2 million and $66.6 million at December 31, 2002 and $68.0 million and $65.6 million at December 31, 2001, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               Pension     Other
                                                              Benefits   Benefits
                                                             ----------  --------
                                                             2002  2001  2002 2001
                                                             ----  ----  ---- ----
Weighted-average assumptions for the year ended December 31:
Discount rate...............................................  6.6%  7.3% 6.6% 7.3%
Expected return on plan assets.............................. 10.0% 10.0% 0.0% 0.0%
Rate of compensation increase (1)...........................   --    --  5.0% 5.0%

----------
(1)For pension benefits, no benefits bearing incentive compensation is assumed for 2002. Otherwise benefits bearing compensation is assumed to increase by 4% for all participants eligible for incentive compensation and by 5% for all others. Benefits bearing incentive compensation for the top four officers is assumed to be 50% of base salary after 2002. Since postretirement life insurance benefits are subject to a cap of either $50,000 or salary in 1995, if greater, the rate of compensation increase has no significant impact on the values noted above.

   For measurement purposes, a 10% percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 6% percent for 2010 and remain at that level thereafter.

   Components of net periodic benefit cost for the pension and other post-retirement plans are as follows:

                                            Pension Benefits        Other Benefits
                                         ----------------------  -------------------
                                          2002    2001    2000    2002   2001   2000
                                         ------  ------  ------  -----  -----  -----
                                                       ($ in millions)
Components of net periodic benefit cost:
Service cost............................ $  5.9  $  8.3  $  6.1  $ 1.5  $ 1.5  $ 1.2
Interest cost...........................   29.2    30.9    29.4    6.7    7.2    6.5
Expected return on plan assets..........  (39.8)  (45.5)  (46.9)    --     --     --
Amortization of prior service cost......   (0.3)   (0.8)   (1.5)  (0.1)  (0.2)  (0.1)
Curtailment gain........................     --      --    (2.0)    --     --     --
Recognized net actuarial loss/(gain)....    4.6     1.1    (0.2)    --     --     --
Amortization of transition items........    0.3    (7.5)   (7.9)   3.1    3.1    3.1
                                         ------  ------  ------  -----  -----  -----
Net periodic benefit cost............... $ (0.1) $(13.5) $(23.0) $11.2  $11.6  $10.7
                                         ======  ======  ======  =====  =====  =====

   The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each year. At December 31, 2002 and 2001, the fair value of plan assets was $165.1 million and $198.9 million, respectively. For the years ended December 31, 2002, 2001, and 2000, the Company contributed $2.8 million, $3.2 million and $3.2 million to the plan, respectively, which amounts are reflected in other operating costs and expenses in the Company's consolidated statement of income and comprehensive income.

   The Company has a non-qualified defined contribution plan, which is unfunded. The non-qualified defined contribution plan projected benefit obligation, which equaled the accumulated benefit obligation, was $52.9 million and $59.5 million as of December 31, 2002 and 2001, respectively. The non-qualified defined contribution plan's net periodic expense was $(2.7) million, $(0.2) million and $7.2 million for the years ended December 31, 2002, 2001, and 2000, respectively.

   The Company also has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters. The Company also sponsors several other 401(k) plans for its smaller subsidiaries which the Company considers immaterial.

10.  Income Taxes:

   The Company files a consolidated federal income tax return with its ultimate parent, the MONY Group, and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries (see Note 3).

   Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the income tax (benefit)/expense is presented below:

                                                              2002    2001    2000
                                                             ------  ------  ------
                                                                 ($ in millions)
Income tax (benefit) expense:
   Current.................................................. $(39.0) $(11.6) $ 82.1
   Deferred.................................................   33.0    (7.5)   52.7
                                                             ------  ------  ------
Income tax (benefit)/expense from continuing operations.....   (6.0)  (19.1)  134.8
Discontinued operations.....................................   (1.4)     --      --
Extraordinary item..........................................     --      --   (20.3)
                                                             ------  ------  ------
       Total................................................ $ (7.4) $(19.1) $114.5
                                                             ======  ======  ======

   Income taxes reported in the consolidated statement of income and comprehensive income are different from the amounts determined by multiplying the earnings before income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                              2002   2001    2000
                                                             -----  ------  ------
                                                                ($ in millions)
Tax at statutory rate....................................... $(7.4) $(19.1) $139.6
Dividends received deduction................................  (1.2)     --    (2.5)
Goodwill....................................................    --      --      --
Tax Return to Provisions Differences........................    --    (4.0)     --
Tax settlements/accrual adjustments.........................  (2.6)    3.2    (2.3)
Meals & Entertainment.......................................   1.5    (0.4)     --
Officers' Life Insurance....................................   3.7     1.2      --
                                                             -----  ------  ------
Federal Income tax (benefit)/expense from continuing
  operations................................................  (6.0)  (19.1)  134.8
  Discontinued operations...................................  (1.4)     --      --
  Extraordinary item........................................    --      --   (20.3)
                                                             -----  ------  ------
Provision for income taxes.................................. $(7.4) $(19.1) $114.5
                                                             =====  ======  ======

   MONY Group's income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The components of deferred tax liabilities and assets at December 31, 2002 and 2001 are as follows:

                                                         2002     2001
                                                       -------  -------
                                                        ($ in millions)
       Deferred policy acquisition costs.............. $ 134.1  $ 310.1
       Fixed maturity securities and equity securities   187.5    108.8
       Other, net (1).................................    82.6    185.4
       Nonlife subsidiaries...........................   (10.4)    (4.8)
                                                       -------  -------
              Total deferred tax liabilities..........   393.8    599.5
                                                       -------  -------
       Policyholder and separate account liabilities..   133.0    392.7
       Accrued expenses...............................    (8.6)    11.8
       Deferred compensation and benefits.............    25.6     66.4
       Policyholder dividends.........................    (5.2)      --
       Real estate and mortgages......................     9.9    (15.0)
                                                       -------  -------
              Total deferred tax assets...............   154.7    455.9
                                                       -------  -------
              Net deferred tax liability.............. $(239.1) $(143.6)
                                                       =======  =======
----------
(1)Includes $0.0 million and $10.9 million at December 31, 2002 and 2001 of deferred taxes relating to net unrealized gains on fixed maturity securities in the AEGON Portfolio (see Note 11).

   The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

11.  The Group Pension Transaction:

   On December 31, 1993 (the "Group Pension Transaction Date"), the Company entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

   Pursuant to the Agreement, the Company agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44% per annum and the Series B Notes pay interest at 6.24% per annum. The Series B Notes matured on December 31, 2002 and the Series A Notes mature on April 7, 2003. The Company's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

   In accordance with GAAP, the transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the existing deposits on the transferred business (the "Existing Deposits"). Accordingly, the Company reflects the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Pension Transaction" and "Liabilities transferred in Group Pension Transaction" until the expiration of the agreement, December 31, 2002. In addition, the Company reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

   Pursuant to the Agreement, the Company received from AUSA: (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Transaction Date.

   With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with an NAIC rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of, or at the time and in the calculation, of the Final Value Payment. All mortgage loans had been disposed of prior to the calculation of the Final Value Payment.

   Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in the Company's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in the Company's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which the Company is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

   Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to the Company. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to the Company upon maturity of the Series A Notes. As of December 31, 2002, there were no operating losses reported in any annual period during the term of the agreement, nor was the Company eligible for any New Business Growth payment.

   For the years ended December 31, 2002, 2001, and 2000, AUSA reported earnings to the Company pursuant to the application of the Earnings Formula of $19.1 million, $27.4 million, and $26.9 million, respectively, and the Company recorded Group Pension Profits of $28.2 million, $30.7 million and $37.1 million, respectively. In addition, the Company earned $12.8 million of interest income on the Notes in each of the aforementioned years. In addition, the Company recorded earnings from the Final Value Payment of $54.1 million (before expenses of approximately $6.0 million relating thereto, which are recorded in "Other operating costs and expenses" in the consolidated statement of income and comprehensive income), on December 31, 2002.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following sets forth certain summarized financial information relating to the Group Pension Transaction as of and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (such assets hereafter referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities, and (iii) the components of revenue and expenses comprising the Group Pension Profits:

                                                                                                     As of December 31,
                                                                                                     ------------------
                                                                                                     2002(3)    2001
                                                                                                     -------  --------
                                                                                                      ($ in million)
Assets:
General Account
 Fixed maturity securities: available-for-sale, at estimated fair value (amortized cost of $1,371.2)   $--    $1,400.5
 Mortgage loans on real estate......................................................................    --        26.5
 Cash and cash equivalents..........................................................................    --        19.4
 Accrued investment income..........................................................................    --        24.5
                                                                                                       ---    --------
 Total general account assets.......................................................................    --     1,470.9
Separate account assets.............................................................................    --     3,179.5
                                                                                                       ---    --------
       Total assets.................................................................................   $--    $4,650.4
                                                                                                       ===    ========
Liabilities:
General account liabilities (1)
 Policyholders' account balances....................................................................   $--    $1,398.8
 Other liabilities..................................................................................    --        18.8
                                                                                                       ---    --------
 Total general account liabilities..................................................................    --     1,417.6
Separate account liabilities (2)....................................................................    --     3,179.5
                                                                                                       ---    --------
       Total liabilities............................................................................   $--    $4,597.1
                                                                                                       ===    ========

----------
(1)Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $71.2 million as of December 31, 2001.
(2)Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $11.8 million as of December 31, 2001.
(3)In accordance with GAAP, the Group Pension Transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the business transferred to AEGON. Accordingly, over the life of the transaction the Company was required to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". As a result of the expiration of the transaction at December 31, 2002 and the recognition of earnings from the Final Value Payment from AEGON the Company has no further interest in the transferred assets and liabilities and, accordingly, such assets and liabilities are no longer reflected on its balance sheet.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             For the Year Ended December 31,
                                                             ------------------------------
                                                              2002       2001      2000
                                                               ------    ------    ------
                                                                ($ in millions)
Revenues:
Product policy fees......................................... $ 18.3     $ 19.6    $ 26.3
Net investment income.......................................   88.2      102.0     113.5
Net realized gains (losses) on investments (2)..............    0.8        1.5      (1.2)
                                                               ------    ------    ------
       Total revenues.......................................  107.3      123.1     138.6
Benefits and Expenses:
Interest credited to policyholders' account balances........   63.5       74.8      84.6
Other operating costs and expenses..........................   15.6       17.6      16.9
                                                               ------    ------    ------
  Total benefits and expenses...............................   79.1       92.4     101.5
                                                               ------    ------    ------
  Group Pension Profit......................................   28.2       30.7      37.1
Final value payment (1).....................................   54.1         --        --
                                                               ------    ------    ------
       Total................................................ $ 82.3     $ 30.7    $ 37.1
                                                               ======    ======    ======

----------
(1)Expenses of approximately $6.0 million relating to the Final Value Payment are recorded in "Other operating costs and expenses" on the Company's consolidated statement of income and comprehensive income.
(2)Includes $2.5 million of pretax realized losses ($1.6 million after-tax) relating to the impairment of certain investments, which were included in the 4/th/ quarter 2001 Other Charges (see Note 22).

12.  Estimated Fair Value of Financial Instruments

   The estimated fair values of the Company's financial instruments approximate their carrying amounts, except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturity and Equity Securities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments. Equity securities primarily consist of investments in common stocks and limited partnership interests. The fair value of the Company's investments in common stocks is determined based on quoted market prices, where available. The fair value of the Company's investments in limited partnership interests is based on amounts reported by such partnerships to the Company.

  Mortgage Loans

   The fair value of mortgage loans is estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2002 and 2001, the fair value of mortgage loans was $2,065.5 million and $1,880.8 million, respectively.

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at market rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets and liabilities held in separate accounts is based on quoted market prices.

  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2002 were $1,459.2 million and $1,439.4 million, respectively. The carrying value and fair value of annuities at December 31, 2001 were $1,196.8 million and $1,187.6 million, respectively.

13.  Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The Company has entered into coinsurance agreements with other insurers related to a portion of its extended term insurance, guaranteed interest contract and long-term disability claim liabilities, and reinsures approximately 50% of its block of paid-up life insurance policies.

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                    2002     2001     2000
                                                                  -------  -------  -------
                                                                       ($ in millions)
Direct premiums (includes $65.0 million, $68.3 million and $70.9 million of accident and health premiums for 2002, 2001, and
  2000, respectively)............................................ $ 801.7  $ 803.6  $ 806.0
Reinsurance assumed..............................................     7.2      6.0      5.3
Reinsurance ceded (includes ($64.6) million, ($67.8) million and
  ($70.4) million of accident and health premiums for 2002,
  2001, and 2000, respectively)..................................  (118.5)  (114.3)  (110.8)
                                                                  -------  -------  -------
Net premiums..................................................... $ 690.4  $ 695.3  $ 700.5
                                                                  =======  =======  =======
Universal life and investment type product policy fee income ceded.......................................................... $  34.5  $  27.7  $  26.0
                                                                  =======  =======  =======
Policyholders' benefits ceded.................................... $ 129.0  $ 126.4  $ 137.4
                                                                  =======  =======  =======
Interest credited to policyholders' account balances ceded....... $   2.9  $   3.7  $   3.6
                                                                  =======  =======  =======

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  Long Term Debt:

   The Company's long term debt at December 31, 2002 and 2001 consists of the following:

                                                   2002    2001
                                                  ------  ------
                                                  ($ in millions)
                 Surplus notes................... $  1.9  $  1.9
                 Intercompany Surplus Notes......  215.0   215.0
                                                  ------  ------
                        Total long term debt..... $216.9  $216.9
                                                  ======  ======

  Surplus and Senior Notes

   On January 12, 2000, the MONY Group filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides the Company with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder. It is the intention of the Company to use this facility to raise proceeds for mergers and acquisitions and for other general corporate matters, as it considers necessary.

   On March 8, 2000, the MONY Group issued $300.0 million principal amount of senior notes (the "$300 million Senior Notes") pursuant to the aforementioned Shelf Registration. The $300 million Senior Notes mature on March 15, 2010 and bear interest at 8.35% per annum. The principal amount of the $300 million Senior Notes is payable at maturity and interest is payable semi-annually. The net proceeds to the MONY Group from the issuance of the $300 million Senior Notes, after deducting underwriting commissions and other expenses (primarily legal and accounting fees), were approximately $296.6 million. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by the MONY Group to finance MONY Life's repurchase, on March 8, 2000, of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and the "11.25% Notes", respectively), which were previously outstanding. The balance of the net proceeds from the issuance of the Senior Notes was retained by the MONY Group for general corporate purposes. In the third quarter of 2000 and first quarter of 2001, the Company repurchased another $6.5 million and $0.1 million face amount of the 11.25% notes, respectively, resulting in a remaining balance of $1.9 million at December 31, 2002. MONY Group's financing of MONY Life's repurchase of its 9.5% Notes and 11.25% Notes consisted of a capital contribution by MONY Group to MONY Life of $65.0 million and the purchase by MONY Group from MONY Life of two separate newly issued "intercompany" surplus notes. The intercompany surplus note issued to replace the 9.5% Notes has a par value of $115 million, a coupon rate of interest of 8.65%, and matures on December 31, 2012. The intercompany surplus note issued to replace the 11.25% Notes has a par value of $100 million, a coupon rate of interest of 8.65%, and matures on August 15, 2024. Principal on the intercompany surplus notes is payable at maturity and interest is payable semi-annually.

   As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, the Company recorded a pre-tax tax loss of $58.0 million ($37.7 million after tax) during 2000. The loss resulted from the premium paid by MONY Life to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on the Company's books at the date of the transaction of approximately $7.0 million and $51.1 million, respectively. This loss is reported, net of tax, as an extraordinary item on the Company's statement of income and comprehensive income for the year ended December 31, 2000.

15.  Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk:

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2002 and 2001, securities loaned by the Company under this agreement had a fair value

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES of approximately $351.8 million and $161.5 million, respectively. The minimum collateral on securities loaned is 102 percent of the market value of the loaned securities. Such securities are marked to market on a daily basis; the collateral is increased or decreased in accordance with the Company's agent agreement.

  Concentration of Credit Risk:

   At December 31, 2002 and 2001, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.3% and 1.9%, respectively, of total cash and invested assets.

   The Company's fixed maturity securities are diversified by industry type. The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprise 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2002 are Consumer Goods of $1,444.8 million (18.3%), Asset/Mortgage Backs securities of $1,031.9 million (13.0%) and Other Manufacturing of $848.0 million (10.8%).

   The industries (excluding U.S. Treasury securities and obligations of U.S. government agencies) that comprised 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2001 were Consumer Goods of $1,225.1 million (17.6%), Non-Government Asset/Mortgage Backed securities of $793.1 million (11.4%), and Public Utilities of $739.8 million (10.6%).

   The Company held below investment grade fixed maturity securities with a carrying value of $892.7 million at December 31, 2002. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2001, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $603.1 million.

   The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 2002 and 2001 are as follows:

                                      2002            2001
                                 --------------  --------------
                                         ($ in millions)
               Geographic Region
               Mountain......... $  392.4  18.8% $  414.2  20.3%
               Southeast........    457.2  21.9     449.1  22.0
               Midwest..........    367.8  17.7     336.2  16.5
               West.............    367.1  17.6     361.6  17.7
               Northeast........    261.9  12.6     274.1  13.4
               Southwest........    238.0  11.4     205.3  10.1
                                 -------- -----  -------- -----
                      Total..... $2,084.4 100.0% $2,040.5 100.0%
                                 ======== =====  ======== =====

   The states with the largest concentrations of mortgage loans and real estate investments at December 31, 2002 are: California, $236.8 million (11.5%); Arizona $212.2 million (10.3%); Texas, $186.2 million (9.1%); Washington D.C., $149.0 million (7.2%); New York, $145.7 million (7.1%); Georgia, $137.5 million (6.7%); and Minnesota, $97.2 million (4.7%).

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   As of December 31, 2002 and 2001, the real estate and mortgage loan portfolio was also diversified by property type as follows:

                                                        2002            2001
                                                   --------------  --------------
                                                           ($ in millions)
Property Type
Office buildings.................................. $  924.2  44.3% $  873.3  42.7%
Agricultural......................................    308.3  14.8     304.9  15.0
Hotel.............................................    274.3  13.2     297.8  14.6
Retail............................................    142.9   6.9     138.8   6.8
Other.............................................    123.2   5.9     135.1   6.6
Industrial........................................    188.2   9.0     156.6   7.7
Apartment buildings...............................    123.3   5.9     134.0   6.6
                                                   -------- -----  -------- -----
       Total...................................... $2,084.4 100.0% $2,040.5 100.0%
                                                   ======== =====  ======== =====

16.  Commitments and Contingencies:

   (i) Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only. On July 2, 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision limiting the class to New York purchasers. In addition, the New York State

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Supreme Court has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY Life and MLOA intend to defend themselves vigorously against the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on them.

   On November 16, 1999, the MONY Group and MONY Life were served with a complaint in an action entitled Calvin Chatlos, M.D., and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated v. The MONY Life Insurance Company, The MONY Group Inc., and Neil D. Levin, Superintendent, New York Department of Insurance, filed in the United States District Court for the Southern District of New York. The action purports to be brought as a class action on behalf of all individuals who had an ownership interest in one or more in force life insurance policies issued by MONY Life as of November 16, 1998. The complaint alleges that (i) the New York Superintendent of Insurance, Neil D. Levin, violated Section 7312 of the New York Insurance Law by approving the Plan of Demutualization, which plaintiffs claim was not fair and adequate, primarily because it allegedly failed to provide for sufficient assets for the mechanism established under the plan to preserve reasonable dividend expectations of the Closed Block, and (ii) MONY Life violated Section 7312 by failing to develop and submit to the New York Superintendent a plan of demutualization that was fair and adequate. The plaintiffs seek equitable relief in the form of an order vacating and/or modifying the New York Superintendent's order approving the Plan of Demutualization and/or directing the New York Superintendent to order MONY Life to increase the assets in the Closed Block, as well as unspecified monetary damages, attorneys' fees and other relief.

   In early January 2000, the MONY Group, MONY Life and the New York Superintendent wrote to the District Court seeking a pre-motion conference preliminary to the filing of a motion to dismiss the federal complaint on jurisdictional, federal abstention and timeliness grounds and for failure to state a claim. Following receipt of those letters, plaintiffs' counsel offered voluntarily to dismiss their complaint, and a stipulation and order to that effect was thereafter filed and approved by the court.

   On March 27, 2000, plaintiffs filed a new action in New York State Supreme Court bearing the same caption and naming the same defendants as the previously filed federal action. The state court complaint differed from the complaint previously filed in federal court in two primary respects. First, it no longer asserted a claim for damages against the New York Superintendent, nor did its prayer for relief seek entry of an order vacating or modifying the New York Superintendent's decision or requiring the New York Superintendent to direct MONY Life to place additional assets into the Closed Block. Rather, it sought an accounting and an order from the Court directing MONY Life to transfer additional assets to the Closed Block.

   Second, the new complaint contains claims for breach of contract and fiduciary duty, as well as new allegations regarding the adequacy of the disclosures contained in the Policyholder Information Booklet distributed to policyholders soliciting their approval of the plan of demutualization (which plaintiffs claimed violated both the Insurance Law and MONY Life's fiduciary duties).

   The MONY Group, MONY Life and the New York Superintendent moved to dismiss the state court complaint in its entirety on a variety of grounds. On April 20, 2001, the New York Supreme Court granted both motions and dismissed all claims against the MONY Group, MONY Life and the New York Superintendent. On October 29, 2002, the New York State Appellate Division, First Department affirmed the dismissal of all claims against the MONY Group, MONY Life and the New York Superintendent. On November 8, 2002 plaintiffs filed a Motion with the New York Court of Appeals seeking permission to file an appeal from the Appellate Division's decision. On January 9, 2003, the Court of Appeals denied plaintiffs' motion, thereby concluding the litigation.

   (ii) In July 2002, pursuant to a jury verdict, the Company was found liable and ordered to pay a former joint venture partner some of the proceeds distributed to the Company from the disposition of a real estate asset in 1999, which was formerly owned by the joint venture. As a result of the verdict, which the Company is appealing, the Company recorded a charge aggregating $13.7 million pre-tax in its results of operations for the quarter ended June 30, 2002. Approximately, $6.8 million of this charge is reflected in the income statement caption entitled "net realized losses" because it represents the return of proceeds originally

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES included in the determination of the realized gain recognized by the Company in 1999 upon receipt of the aforementioned distribution. The balance of the charge, which is reflected in the income statement caption entitled "other operating costs and expenses" represents management's best estimate of the interest that the court will require the Company to pay its former joint venture partner, as well as legal costs.

   (iii) In December 2002 federal securities regulators (SEC) and self-regulatory organizations (NASD) directed all broker-dealers, including the Company, to evaluate their procedures with respect to mutual fund sales charge breakpoints. Management does not believe that the outcome of its evaluation, including any determination it may make with respect to sales charges paid by its customers, will have a material adverse effect on the Company's results of operation, cash flows, or financial position.

   (iv) It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of the settlement, or re-evaluation of, the matters discussed above. Management believes, however, that the ultimate payments in connection with such matters should not have a material adverse affect on the Company's financial statements. In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's financial position or results of operations.

   (v) At December 31, 2002, the Company had commitments to fund the following:
$111.0 million of equity partnership investments, $7.5 million private fixed maturity security with an interest rate of 6.83%, $8.8 million of fixed rate agricultural loans with periodic interest rate reset dates with initial rates ranging from 6.25% to 7.37%, $139.6 million fixed and floating rate commercial mortgages with interest rates ranging from 3.93% to 8.36% and $7.4 million of mezzanine financing with pay rates ranging from 8.0% to 10.0%.

   The Company has entered into various operating lease agreements for office space, furniture and equipment. These leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these operating leases amounted to $46.1 million in 2002, $46.5 million in 2001, and $29.7 million in 2000. The future minimum rental obligations for the next five years and thereafter under these leases are: $45.3 million for 2003, $39.7 million for 2004, $35.4 million for 2005, $31.4 million for 2006, $28.0 million for 2007, and $119.1 million for the years thereafter.

   In 1988, the Company financed one of its real estate properties under a sale/leaseback arrangement with the proceeds received from the sale, amortized into income over the life of the lease. The lease has a term of 20 years beginning December 21, 1988 and requires minimum annual rental payments of $7.7 million in 2003, $7.9 million in 2004, $8.0 million in 2005, $8.2 million in 2006, $8.4 million for 2007 and $8.5 million for 2007. The Company has the option to renew the lease at the end of the lease term.

17.  StatutoryFinancial Information and Regulatory Risk-Based Capital:

   The combined statutory net income (loss) reported by the Company for the years ended December 31, 2002, 2001, and 2000 was $(83.5) million, $(30.2)
million, and $199.3 million, respectively. The combined statutory surplus of the Company as of December 31, 2002 and 2001 was $906.4 million and $917.4 million, respectively. Each of MONY Life and MLOA exceeds the minimum risk based capital requirements imposed by their respective state of domicile.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

18.  Closed Block -- Summary Financial Information:

   Summarized financial information of the Closed Block as of and for the years ended December 31, 2002 and 2001 is presented below.

                                                                                     December 31, December 31,
                                                                                         2002         2001
                                                                                     ------------ ------------
                                                                                          ($ in millions)
Assets:
Fixed maturity securities:
 Available-for-sale, at estimated fair value (amortized cost, $3,873.2 and $3,780.9)   $4,160.9     $3,868.9
Mortgage loans on real estate.......................................................      633.6        622.1
Real estate.........................................................................        8.3           --
Other invested assets...............................................................        0.9          6.2
Policy loans........................................................................    1,119.0      1,144.3
Cash and cash equivalents...........................................................       59.2         56.2
Premiums receivable.................................................................       11.1         12.5
Deferred policy acquisition costs...................................................      430.5        500.6
Other assets........................................................................      210.5        219.3
                                                                                       --------     --------
       Total Closed Block assets....................................................   $6,634.0     $6,430.1
                                                                                       ========     ========
Liabilities:
Future policy benefits..............................................................   $6,901.4     $6,869.8
Policyholders' account balances.....................................................      291.6        292.9
Other policyholders' liabilities....................................................      159.1        162.2
Other liabilities...................................................................      328.0        163.9
                                                                                       --------     --------
       Total Closed Block liabilities...............................................   $7,680.1     $7,488.8
                                                                                       ========     ========

                                                         For the year ended
                                                            December 31,
                                                       ---------------------
                                                        2002    2001   2000
                                                       ------  ------ ------
                                                          ($ in millions)
  Revenues:
  Premiums............................................ $509.1  $551.4 $582.4
  Net investment income...............................  396.5   397.6  395.7
  Net realized (losses)/gains on investments..........  (51.4)    6.0   (7.0)
  Other income........................................    2.2     2.4    2.2
                                                       ------  ------ ------
         Total revenues...............................  856.4   957.4  973.3
                                                       ------  ------ ------
  Benefits and Expenses:
  Benefits to policyholders...........................  566.8   606.9  620.9
  Interest credited to policyholders' account balances    8.6     8.9    8.8
  Amortization of deferred policy acquisition costs...   49.1    59.4   60.4
  Dividends to policyholders..........................  185.5   233.1  232.9
  Other operating costs and expenses..................    6.1     7.0    7.5
                                                       ------  ------ ------
         Total benefits and expenses..................  816.1   915.3  930.5
                                                       ------  ------ ------
  Contribution from the Closed Block.................. $ 40.3  $ 42.1 $ 42.8
                                                       ======  ====== ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying value of the Closed Block fixed maturity securities at December 31, 2002 and 2001 is net of adjustments for impairment of $60.5 million and $10.9 million, respectively.

   At December 31, 2002 and 2001, there were $0.6 million and $0.0 million of fixed maturity securities which have been non-income producing for the twelve months preceding such dates.

   At December 31, 2002 and 2001, there were problem fixed maturity securities of $123.3 million and $6.5 million, respectively. At December 31, 2002 and 2001, there were potential problem fixed maturity securities of $0.0 million and $3.2 million, respectively. There were no fixed maturity securities which were restructured at December 31, 2002 and 2001.

   The amortized cost and estimated fair value of fixed maturity securities in the Closed Block, by contractual maturity dates, excluding scheduled sinking funds, as of December 31, 2002 are as follows:

                                                 Amortized Estimated
                                                   Cost    Fair Value
                                                 --------- ----------
                                                   ($ in millions)
          Due in one year or less............... $  363.5   $  366.6
          Due after one year through five years.  1,004.4    1,082.7
          Due after five years through ten years  1,412.2    1,541.3
          Due after ten years...................    584.7      633.1
                                                 --------   --------
                 Subtotal.......................  3,364.8    3,623.7
          Mortgage and asset backed securities..    508.4      537.2
                                                 --------   --------
                                                 $3,873.2   $4,160.9
                                                 ========   ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturity dates may differ from contractual maturity dates because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Mortgage loans on real estate in the Closed Block at December 31, 2002 and 2001 consist of the following:

                                                       2002    2001
                                                      ------  ------
                                                      ($ in millions)
          Commercial mortgage loans.................. $599.4  $594.2
          Agricultural and other loans...............   42.7    40.2
                                                      ------  ------
          Subtotal...................................  642.1   634.4
          Less: valuation allowances.................   (8.6)  (12.3)
                                                      ------  ------
          Mortgage loans, net of valuation allowances $633.5  $622.1
                                                      ======  ======

   An analysis of the valuation allowances for the years ended December 31, 2002 and 2001 is as follows:

                                                            2002    2001
                                                           -----   -----
                                                           ($ in millions)
        Beginning balance................................. $12.3   $14.8
        Increase/(decrease) in allowance..................   0.8    (2.4)
        Reduction due to pay downs, payoffs, and writeoffs  (1.3)   (0.1)
        Transfer to Real Estate -- Forclosures............  (3.2)     --
                                                           -----   -----
        Valuation Allowances.............................. $ 8.6   $12.3
                                                           =====   =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Impaired mortgage loans along with related valuation allowances as of December 31, 2002 and 2001 were as follows:

                                                                      2002    2001
                                                                     ------  ------
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 47.4  $ 64.3
Loans that do not have valuation allowances.........................   73.2    35.5
                                                                     ------  ------
       Subtotal.....................................................  120.6    99.8
Valuation allowances................................................  (10.7)  (13.5)
                                                                     ------  ------
Impaired mortgage loans, net of valuation allowances................ $109.9  $ 86.3
                                                                     ======  ======

   For the year ended December 31, 2002, the Closed Block recognized $9.9 million of interest income on impaired loans. For the year ended December 31, 2001 the Closed Block recognized $8.4 million of interest income on impaired loans.

   At December 31, 2002 and 2001, there were $0.1 million and no mortgage loans in the Closed Block which were non-income producing for the twelve months preceding such dates.

   At December 31, 2002 and 2001, the Closed Block had restructured mortgage loans of $8.5 million and $12.2 million, respectively. Interest income of $0.6 million and $0.9 million was recognized on such loans for the year ended December 31, 2002 and 2001, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.0 million and $1.3 million for the respective periods.

   The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, are not funded in the Closed Block. These expenses are reported in the Company's statement of income and comprehensive income, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of income and comprehensive income. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

19.  The Closed Block Business:

   The Closed Block Business ("CBB") is comprised of certain amounts within MONY Holdings and MONY Life. Within MONY Holdings, the Closed Block Business includes: (i) the Insured Notes, (ii) the capitalized costs of issuing the Insured Notes, (iii) the DSCA Sub-account CBB (see Note 20), (iv) the Swap, and
(v) the Insurance Policy (see Note 1). Within MONY Life, the Closed Block Business includes: (i) the Closed Block discussed in Notes 2 and 18, and (ii) an amount of capital (hereafter referred to as "Surplus and Related Assets") outside the Closed Block, but within MONY Life, that when aggregated with the assets and liabilities in the Closed Block results in an aggregate carrying value of assets in the Closed Block Business within MONY Life in excess of the carrying value of the liabilities in the Closed Block Business within MONY Life. The amount by which the assets in the Closed Block Business within MONY Life exceed the liabilities in the Closed Block Business within MONY Life represents a sufficient amount of capital based on regulatory standards to support the Closed Block Business within MONY Life. All business of MONY Holdings and subsidiary other than the Closed Block Business is defined in the note indenture as the Ongoing Business ("OB"). The determination of the amount of Surplus and Related Assets was based on Statutory Accounting Practices as required by the note indenture. As the Closed Block's results of operations emerge an equal amount of the Surplus and Related Assets is intended to become available to the Ongoing Business. The investment of the Surplus and Related Assets is restricted to permitted investments and subject to certain concentration limitations as outlined in the Insured Note indenture (see Note
1).

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following tables set forth certain summarized financial information attributable to the Ongoing Business and the Closed Block Business of MONY Holdings and its subsidiary, MONY Life, as of and for the year ended December 31, 2002:

                                                                          As of December 31, 2002
                                                                      -------------------------------
                                                                                  Closed
                                                                      Ongoing      Block
                                                                      Business  Business(1)   Total
                                                                      --------- ----------- ---------
                                                                              ($ in millions)
Assets:
Fixed maturity securities available for sale, at estimated fair value $ 2,248.4  $5,579.8   $ 7,828.2
Equity securities available for sale, at estimated fair value........     247.7        --       247.7
Mortgage loans on real restate.......................................     927.0     950.4     1,877.4
Other invested assets................................................     281.7      22.7       304.4
Policy loans.........................................................      93.5   1,119.0     1,212.5
Debt service coverage account -- OB..................................      64.7        --        64.7
Debt service coverage account -- CBB.................................        --       9.4         9.4
Cash and cash equivalents............................................     128.7      95.0       223.7
Accrued investment income............................................      54.3     149.7       204.0
Amounts due from reinsurers..........................................     602.5      92.7       695.2
Deferred policy acquisition costs....................................     795.9     430.5     1,226.4
Other assets.........................................................     575.5      17.7       593.2
Separate account assets..............................................   4,140.6        --     4,140.6
                                                                      ---------  --------   ---------
       Total assets.................................................. $10,160.5  $8,466.9   $18,627.4
                                                                      =========  ========   =========
Liabilities:
Future policy benefits............................................... $ 1,048.5  $6,901.4   $ 7,949.9
Policyholders' account balances......................................   2,488.1     291.6     2,779.7
Other policyholders' liabilities.....................................     130.1     159.1       289.2
Other liabilities....................................................     810.3     421.2     1,231.5
Long term debt.......................................................     217.5     300.0       517.5
Separate account liabilities.........................................   4,137.6        --     4,137.6
                                                                      ---------  --------   ---------
       Total liabilities............................................. $ 8,832.1  $8,073.3   $16,905.4
                                                                      =========  ========   =========

----------
(1)Includes the assets and liabilities of MONY Holdings as of December 31, 2002.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                       For the Year Ended
                                                                       December 31, 2002
                                                                 -----------------------------
                                                                            Closed
                                                                 Ongoing     Block
                                                                 Business Business(1)   Total
                                                                 -------- ----------- --------
                                                                        ($ in millions)
Revenues:
Premiums........................................................  $181.3    $509.1    $  690.4
Universal life and investment-type product policy fees..........   200.5        --       200.5
Net investment income...........................................   247.0     480.1       727.1
Net realized losses on investments..............................   (76.8)    (74.2)     (151.0)
Group Pension Profits...........................................    82.3        --        82.3
Other income....................................................   167.0       2.3       169.3
                                                                  ------    ------    --------
       Total revenues...........................................   801.3     917.3     1,718.6
                                                                  ------    ------    --------
Benefits and Expenses:
Benefits to policyholders.......................................   236.3     566.8       803.1
Interest credited to policyholders' account balances............   110.7       8.6       119.3
Amortization of deferred policy acquisition cost................   107.0      49.1       156.1
Dividends to policyholders......................................     2.5     185.5       188.0
Other operating costs and expenses..............................   393.4      81.4       474.8
                                                                  ------    ------    --------
       Total benefits and expenses..............................   849.9     891.4     1,741.3
                                                                  ------    ------    --------
Net (loss) income from continuing operations before income taxes  $(48.6)   $ 25.9    $  (22.7)
                                                                  ======    ======    ========

----------
(1)Includes: (i) revenues and expenses associated with the DSCA, the Insured Notes, and the Swap for the period from April 30, 2002 (the date of MONY Holdings' commencement of operations) through December 31, 2002, (ii) the net contribution to income from the Surplus and Related Assets from April 30, 2002 (the date of MONY Holdings' commencement of operations) through December 31, 2002, and (iii) the results of operations from the Closed Block from January 1, 2002 through December 31, 2002.

   The statutory surplus of MONY Life as of December 31, 2002 was $906.4 million, of which $555.6 million was attributable to the Ongoing Business and $350.8 million was attributable to the Closed Block Business. Statutory net gain from operations of MONY Life for the year ended December 31, 2002 was $154.6 million, of which $59.3 million was attributable to the Ongoing Business and $95.3 million was attributable to the Closed Block Business. The net gain from operations attributable to the Closed Block Business includes: (i) the net contribution to income from the Surplus and Related Assets from April 30, 2002 (the date of commencement of operations of the Closed Block Business) through December 31, 2002, and (ii) the results of operations from the Closed Block from January 1, 2002 through December 31, 2002.

20.  The Insured Notes:

   Dividends from MONY Life are the principal source of cash inflow, which will enable MONY Holdings to meet its obligations under the Insured Notes. The ability of MONY Life to declare and pay MONY Holdings a dividend is governed by the Insurance Law of the State of New York. The Insurance Law of the State of New York permits a stock life insurance company to pay dividends each calendar year, without the prior approval of the superintendent of the insurance department, in an amount equal to the lesser of (a) ten percent of its "policyholders' surplus" as of the end of the preceding calendar year or (b) the company's "net gain from operations" for the preceding calendar year (not including realized capital gains), as determined in accordance with Statutory Accounting Practices prescribed or permitted by the Insurance Department of the State of New York (hereafter referred to as the "NY Dividend Statute"). Under the New York State Insurance Law, the maximum allowable dividend from MONY Life to its shareholder in 2003 without regulatory approval is $90.6 million.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In addition, pursuant to the Note indenture, dividends to MONY Holdings from MONY Life are required to be allocated between the Ongoing Business and the Closed Block Business. This allocation, while principally based on separately applying the NY Dividend Statute to the "policyholders' surplus" and "net gain from operations" attributable to the Ongoing Business and the Closed Block Business, is subject to certain adjustments described in the Note indenture. The amount of the dividend attributable to the Closed Block Business is required to be deposited in the Debt Service Coverage Account -- Subaccount CBB. As described in the Note indenture, the amount of the dividend deposited in the Debt Service Coverage Account -- Subaccount CBB will not generally be available for dividend to the MONY Group until all the obligations to pay principal, interest and other amounts on the Insured Notes are fully extinguished. Under limited circumstances, if the fair value of the Debt Service Coverage Account exceeds amounts set forth in the Note indenture, such excess can become available earlier for dividend to the MONY Group. The amount of such dividend attributable to the Ongoing Business will generally be available to MONY Holdings to pay dividends to the MONY Group. See Note 1 for additional information regarding the Insured Notes.

21.  Goodwill and Other Intangible Assets -- Adoption of Statement 142

   In accordance with the adoption of SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142") goodwill is periodically tested for impairment and is no longer amortized. The following tables set forth the impact of the adoption of SFAS 142 on the Company's net income for years ended December 31, 2002, 2001and 2000. In addition, as required by SFAS 142, management tested the carrying value of the Company's goodwill at December 31, 2002 and determined that no impairment exists.

                                              For the Year Ended
                                                 December 31,
                                             ---------------------
                                              2002   2001    2000
                                             -----  ------  ------
                                                ($ in millions)
             Reported net (loss) income..... $(5.6) $(34.0) $226.3
             Add back: Goodwill amortization    --     1.3     1.3
                                             -----  ------  ------
             Adjusted net (loss) income..... $(5.6) $ 32.7  $227.6
                                             =====  ======  ======

   The goodwill amortization recorded for the years ended December 31, 2001 and 200 was included in the Protection Products and Other Products segments as follows:

                                             For the Year Ended
                                             December 31,
                                             ------------------
                                             2001      2000
                                             ----      ----
                                             ($ in millions)
                         Protection Products $1.1      $1.1
                         Other Products.....  0.2       0.2
                                               ----      ----
                                Total....... $1.3      $1.3
                                               ====      ====

   The following table summarizes the significant components of goodwill, and the related amortization by segment for the periods presented.

                                     2002               2001
                              ------------------ -----------------
                              Protection  Other  Protection  Other
                               Segment   Segment  Segment   Segment
                              ---------- ------- ---------- -------
                                         ($ in millions)
            Beginning Balance   $17.9     $1.3     $19.0     $ 1.5
            Amortization.....      --       --      (1.1)     (0.2)
                                -----     ----     -----     -----
            Ending Balance...   $17.9     $1.3     $17.9     $ 1.3
                                =====     ====     =====     =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

22.  Reorganization and Other Charges:

   During the fourth quarter of 2002 and 2001, the Company recorded Reorganization and Other charges aggregating approximately $7.2 million and $144.4 million, respectively. Of these charges, $7.2 million and $19.1 million, respectively, met the definition of "restructure charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". The 2002 restructure charge consisted of severance and related benefits resulting from headcount reductions of 161 and 26, respectively, in the Company's home office and career agency system, as well as losses from the abandonment of certain leased offices and equipment. The 2001 restructure charge consisted of severance and related benefits of $10.3 million resulting from headcount reductions of 117 and 240, in the Company's home office and career agency system, respectively, and $8.7 million of other miscellaneous items. The balance of the charge in 2001, $125.4 million, was unrelated to the Company's restructure activities and consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio; (ii) the write-off of deferred sales charges in the Company's mutual fund business to reflect revised estimates of recoverability which are principally due to the decline in the value of the Company's internet funds; (iii) write-downs of certain information technology assets; and (iv) other miscellaneous items.

   The following tables summarize the components of the aforementioned charges recorded during 2002 and 2001, respectively. None of the charges referred to below as "Reorganization Charges" have been allocated to the Company's operating segments, however, the charges in 2001 referred to as "Other Charges" have been allocated to the Company's operating segments. All Reorganization Charges incurred in 2002 and 2001 are reported as reconciling items.

2002:

                                                           Net Realized
                                                 Operating    Losses    Total
                                                 --------- ------------ -----
                                                       ($ in millions)
   Reorganization Charges (1):
   Severance benefits and incentive compensation   $6.1        $--      $6.1
   Leased offices and equipment.................    1.1         --       1.1
                                                   ----        ---      ----
   Total Reorganization Charges before tax......   $7.2        $--      $7.2
                                                   ====        ===      ====
   Total Reorganization Charges after tax.......   $4.7        $--      $4.7
                                                   ====        ===      ====

----------
(1)All of the reorganization charges recorded in 2002 meet the definition of "restructuring charges" as defined by EITF 94-3.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

2001:

                                                                           Net Realized
                                                                 Operating    Losses    Total
                                                                 --------- ------------ ------
                                                                        ($ in millions)
Reorganization Charges:
Severance benefits and incentive compensation...................  $ 22.8      $  --     $ 22.8
Leased offices and equipment....................................     8.7         --        8.7
Deferred policy acquisition costs...............................    17.0         --       17.0
Other...........................................................     8.3         --        8.3
                                                                  ------      -----     ------
       Subtotal -- Reorganization Charges.......................    56.8         --       56.8
Other Charges:
Asset Impairments and Valuation Related Write-downs.............    29.9       20.1       50.0
Deferred Sales Charges..........................................     7.0         --        7.0
Information technology assets...................................     9.4         --        9.4
Other...........................................................    21.2         --       21.2
                                                                  ------      -----     ------
       Subtotal -- Other Charges................................    67.5       20.1       87.6
                                                                  ------      -----     ------
       Total -- Reorganization and Other Charges before tax.....  $124.3      $20.1     $144.4
                                                                  ======      =====     ======
       Total -- Reorganization and Other Charges after tax......  $ 80.8      $13.1     $ 93.9
                                                                  ======      =====     ======

   All charges referred to as Reorganization Charges included in the table above, except $17.0 million related to deferred policy acquisition costs in 2001 and $5.3 million related to investment expenses in 2001, are included in "Other operating costs and expenses" in the Company's 2001 consolidated income statement.

   The following table indicates the line items in the Company's consolidated and segmented income statements for the year ended December 31, 2001 that the Other Charges in the table above are reflected in. In addition, all of the reorganization charges are reflected in reconciling in the table as discussed above.

                                                  Protection Accumulation Other Reconciling Total
                                                  ---------- ------------ ----- ----------- ------
                                                                  ($ in millions)
Premiums.........................................   $ 1.0       $  --     $ --     $  --    $  1.0
Net investment income............................    20.3         3.8      3.3       5.3      32.7
Group pension profit.............................     2.5          --       --        --       2.5
Benefits to policyholders........................     1.8         3.9       --        --       5.7
Amortization of deferred policy acquisition costs      --         2.0       --      17.0      19.0
Other operating costs and expenses...............    17.6        10.3      1.0      34.5      63.4
                                                    -----       -----     ----     -----    ------
Total Other Operating Charges....................    43.2        20.0      4.3      56.8     124.3
Net realized losses on investments...............    14.9         2.8      2.4        --      20.1
                                                    -----       -----     ----     -----    ------
       Total Other Charges.......................   $58.1       $22.8     $6.7     $56.8    $144.4
                                                    =====       =====     ====     =====    ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions during 2002 and 2001, as well as the changes therein. Such liability is reflected in accounts payable and other liabilities on the Company's consolidated balance sheet.

                                                                                 Change
                                                                                   in
                                                  December 31,           Cash    Reserve  December 31,
                                                      2001     Charges Payments Estimates     2002
                                                  ------------ ------- -------- --------- ------------
                                                                    ($ in millions)
Restructuring Charges Liability:
Severance benefits...............................    $ 8.1      $6.1    $(5.4)    $(1.0)     $ 7.8
Other restructure charges........................      4.5       1.1     (1.2)       --        4.4
                                                     -----      ----    -----     -----      -----
       Total Restructuring Charges Liability.....    $12.6      $7.2    $(6.6)    $(1.0)     $12.2
                                                     =====      ====    =====     =====      =====

23.  Implications of the Events of September 11th:

   The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $3.9 million pre-tax. In addition, the Company incurred damages from the interruption of certain of its business operations. These damages principally consist of: (i) lost revenues at MSC and Enterprise resulting from the close of the New York securities markets, (ii) the temporary closing of the Company's New York corporate offices, and (iii) lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11, 2001. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverage. To date, the Company has recovered $0.3 million relating to the aforementioned damages under its insurance coverage.

24.  Subsequent Events (Unaudited):

   During 2002, MONY Holdings commenced activities to register the Insured Notes with the SEC as provided for under the note indenture. On February 14, 2003, the SEC declared such registration effective.

   In March 2003, litigation relating to the disposition of a real estate asset as discussed in Note 16 (ii) was settled for approximately $4.0 million less than the provision previously recorded. Accordingly, during the first quarter of 2003 the Company will reverse such over-accrual to income.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) The following financial statements are included in Part B of the Registration Statement:

      1.  MONY Variable Account A [MONY Custom Master, MONYMaster and
   ValueMaster]:

      (a) Report of Independent Accountants

      (b) Statements of assets and liabilities as of December 31, 2002

      (c) Statements of operations for the year ended December 31, 2002

      (d) Statements of changes in net assets for the years ended December 31, 2002, 2001 and 2000.

      (e) Notes to Financial Statements

      2.  MONY Variable Account A [Combined]:

      (a) Report of Independent Accountants

      (b) Combined statement of assets and liabilities as of December 31, 2002

      (c) Combined statement of operations for the period ended December 31,
   2002

      (d) Combined statement of changes in net assets for the periods ended December 31, 2002 and December 31, 2001

      (e) Notes to financial statements

      3.  MONY Life Insurance Company:

      (a) Report of Independent Accounts

      (b) Balance sheets as of December 31, 2002 and 2001

      (c) Statements of income and comprehensive income for the years ended December 2002, 2001 and 2000

      (d) Statements of changes in shareholder's equity for the years ended December 31, 2002, 2001 and 2000

      (e) Statements of cash flows for the years ended December 31, 2002, 2001 and 2000

      (f) Notes to financial statements

   (b) Exhibits

   (1) Resolutions of Board of Trustees of The Mutual Life Insurance Company of New York ("Company") authorizing the establishment of MONY Variable Account A ("Variable Account"), adopted November 28, 1990 (4).

   (2) Not applicable.

   (3) (a) Underwriting Agreement between MONY Securities Corporation, The Mutual Life Insurance Company of New York, and MONY Series Fund, Inc. filed on Form N-4 as post-effective amendment No. 2 to Registration Statement (Registration No. 33-92312) filed June 3, 2003, is incorporated herein by reference.

      (b) Specimen Agreement with Registered Representatives filed as Exhibit 3(b) to Pre-Effective Amendment No. 1, to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, is incorporated herein by reference.

      (c) Specimen Agreement (Career Contract) between the Company and selling agents, filed as Exhibit 3(c) to Registration Statement Nos. 33-18626 and 811-5394, dated November 20, 1987, is incorporated herein by reference.

      (d) Specimen commission schedule (Career Contract Schedule) filed as Exhibit j. (3) (c) to Pre-Effective Amendment No. 1 dated December 7, 2001 to Registration Statement on Form S-6 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.

   (4) Form of Flexible Payment Variable Annuity Contract (1).

   (5) Form of application for Flexible Payment Variable Annuity Contract (1).

   (6) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company filed as Exhibit 1.(6) to Registration Statement (Registration Nos. 333-71417 and 811-6217) dated January 29, 1999 is incorporated herein by reference.

   (7) Not applicable.

   (8) (a) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit 8(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.

      (b) Participation Agreement among The Alger American Fund, Fred Alger & Company, Incorporated, and MONY Life Insurance Company (1).

        (1) Amendment (3)

      (c) Fund Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and MONY Life Insurance Company (1).

      (d) Fund Participation Agreement between Janus Aspen Series and MONY Life Insurance Company (1).

        (1) Amendment (3)

      (e) Fund Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company (1).

      (f) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and MONY Life Insurance Company (1).

        (a) Amendment (3)

      (g) Fund Participation Agreement among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and MONY Life Insurance Company (1).

      (h) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company (1).

      (i) Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd, LLP and MONY Life Insurance Company (1).

        (1) Amendment (3)

      (j) Form of specimen Participation Agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund. The Dreyfus Socially responsible Growth Fund, Inc., Dreyfus Life and Annuity Index fund, inc. (d/b/a Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios (3).

        (1) Amendment (3)

      (k) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company and MONY Securities Corporation (3).

      (l) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and MONY Life Insurance Company (3).

      (m) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation (2).

   (9) Opinion and consent of Arthur D. Woods, Vice-President-Variable Products and Broker-Dealer Operations Counsel, MONY Life Insurance Company, as to the legality of the securities being registered, filed as Exhibit (9) to Registration Statement (Registration Nos. 333-92320 and 811-06216) dated July 12, 2002, is incorporated herein by reference.

   (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Life Insurance Company, is filed herein (5).

   (11) Not applicable.

   (12) Not applicable.
----------
(1)Incorporated herein by reference to pre-effective amendment no. 1 to registration statement on Form N-4 (Registration No. 333-92320 filed on September 17, 2002)

(2)Incorporated herein by reference to pre-effective amendment no. 1 to registration statement on Form N-6 (Registration No. 333-104162 filed on May 28, 2003)

(3)Incorporated herein by reference to pre-effective amendment no. 1 to registration statement on Form N-6 (Registration No. 333-104156 filed on May 29, 2003)

(4)Incorporated herein by reference to post-effective amendment no. 2 to registration statement on Form N-4 (Registration No. 333-92312 filed on June 3, 2003)

(5)Filed herein

Item 25.  Directors and Officers of the Depositor

1. Directors

   Tom H. Barrett, Former Chairman of the Board, President & Chief Executive Officer, The Goodyear Tire & Rubber Company, Akron, Ohio.

   David L. Call, Ronald P. Lynch Dean Emeritus, Cornell University, College of Agriculture and Life Sciences, Ithaca, New York.

   G. Robert Durham, Retired Chairman and Chief Executive Officer, Walter Industries, Inc., Tampa, Florida and Retired Chairman and Chief Executive Officer, Phelps Dodge Corporation.

   James B. Farley, Retired Chairman and Chief Executive Officer, MONY.

   Margaret M. Foran, (Director Since February 2003). Vice President, Corporate Governance and Secretary of Pfizer, Inc. Ms. Foran is a member of the Council of Institutional Investors.

   Robert Holland, Jr., President and Chief Executive Officer, WorkPlace Integrators.

   James L. Johnson, Chairman Emeritus, GTE Corporation, Stamford, Connecticut.

   Frederick W. Kanner, Partner, Dewey Ballantine LLP, New York, NY.

   Robert R. Kiley, President and Chief Executive Officer, The New York City Partnership and Chamber of Commerce, Inc., New York, NY.

   Jane C. Pfeiffer, Management Consultant, Greenwich, Connecticut.

   Thomas C. Theobald, Managing Director, William Blair Capital Partners, L.L.C., Chicago, Illinois, Chicago, Illinois.

   David M. Thomas, (Director since 2002). Chairman and Chief Executive Officer of IMS Health, (since 2000). Senior Vice President and Group Executive of IBM (1998 to 2000) and various management positions with IBM since 1972.

2. Officer-Directors

   Michael I. Roth, Director, Chairman and Chief Executive Officer, The MONY Group Inc.; Director, Chairman and Chief Executive Officer, MONY; Director, Chairman of the Board, and Chief Executive Officer, MONY Life Insurance Company of America; Director, MONY Benefits Management Corp., and 1740 Advisers, Inc.

   Samuel J. Foti, Director, President and Chief Operating Officer, The MONY Group Inc.; Director, President and Chief Operating Officer, MONY; Director, President and Chief Operating Officer, MONY Life Insurance Company of America; Director, MONY Brokerage, Inc., MONY Benefits Management Corp., Director and Chairman, MONY International Holdings, Inc., MONY Life Insurance Company of the Americas, Ltd., and MONY Bank & Trust Company of the Americas, Ltd.

   Kenneth M. Levine, Director, Executive Vice President and Chief Investment Officer, The MONY Group Inc.; Director, Executive Vice President and Chief Investment Officer, MONY; Director, Chairman, and President, MONY Series Fund, Inc.; Director and Executive Vice President, MONY Life Insurance Company of America; Director, 1740 Advisers, Inc., MONY Benefits Management Corp., MONY Realty Partners, Inc., and 1740 Ventures, Inc.

3. Other Officers

   Lee M. Smith, Vice President and Secretary, The MONY Group Inc.; Corporate Secretary and Vice President, Government Relations, MONY.

   Richard E. Connors, Senior Vice President, MONY; Director, MONY Life Insurance Company of America and MONY Brokerage, Inc.

   Richard Daddario, Executive Vice President and Chief Financial Officer, The MONY Group Inc.; Executive Vice President and Chief Financial Officer, MONY; Executive Vice President, MONY Advisers, Inc.; Director, Vice President and Controller, MONY Life Insurance Company of America, Director, MONY Brokerage, Inc., MONY International Holdings, Inc. MONY Life Insurance Company of the Americas, Ltd., MONY Bank & Trust Company of the Americas, Ltd.

   Michael Slipowitz, Vice President and Chief Actuary of MONY, and Director, Vice President and Actuary of MONY Life Insurance Company of America.

   David V. Weigel, Vice President, Treasurer, The MONY Group Inc. MONY, MONY Realty Partners, Inc., and 1740 Ventures, Inc.; Treasurer, 1740 Advisers, Inc., MONY Life Insurance Company of America, MONY Series Fund, Inc., MONY Brokerage, Inc., and MONY Benefits Management Corp.

   For more than the past five years, unless otherwise noted, the principal occupation of each of the officers listed above has been an officer of MONY.

   No officer or director listed above receives any compensation from MONY Variable Account A. Neither the Company nor any of its affiliates has paid separately allocable compensation to any person listed for services rendered to the Account.

   The business address for all officers and officer-directors of the Company is 1740 Broadway, New York, New York 10019.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

   The following is a table showing all corporations directly or indirectly controlled by or under common control with the Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

                                               Percent Of Voting Securities
              Name               Jurisdiction             Owned                Principal Business
              ----               ------------  ----------------------------    ------------------
The MONY Group Inc.                Delaware                                 Insurance Holding Company
MONY Life Insurance Company        New York      100% owned by MONY         Insurance
                                                 Group Inc.
The Advest Group, Inc.             Delaware      100% owned by MONY         Life Insurance
                                                 Group Inc.
Lebenthal & Co., Inc. Municipal    New York      100% indirectly owned by   Securities
  Securities                                     MONY Group Inc.
MONY Life Insurance Company         Arizona      100% indirectly owned by   Life Insurance
  of America                                     MONY Group Inc.
Sagamore Financial Corporation       Ohio        100% indirectly owned by   Insurance Holding Company
                                                 MONY Group Inc.
Matrix Capital Markets Group,      Virginia      100% owned by MONY         Business Brokerage
  Inc.                                           Group Inc.
PCP Benefit Plans, Ltd.            New York      100% owned by MONY         Insurance
                                                 Group Inc.
MONY Series Fund, Inc.             Maryland      100% owned by MONY         Mutual Funds
                                                 Group Inc.
Enterprise Accumulation Trust    Massachusetts   100% indirectly owned by   Mutual Funds
                                                 MONY Group Inc.
U.S. Financial Life Insurance        Ohio        100% indirectly owned by   Insurance
  Company                                        MONY Group Inc.
Financial Marketing Agency, Inc.     Ohio        99% indirectly owned by    Insurance Distribution
                                                 MONY Group Inc.
Matrix Private Equities, Inc.      Virginia      100% owned by MONY         Investments
                                                 Group Inc.

                                                 Percent Of Voting Securities
               Name                Jurisdiction             Owned                Principal Business
               ----                ------------  ----------------------------    ------------------
MONY International Holdings,         Delaware      100% indirectly owned by   Holding Company
  Inc.                                             MONY Group Inc.
MONY Asset Management, Inc.          Delaware      100% indirectly owned by   Investments
                                                   MONY Group Inc.
MONY Capital Management,             Delaware      100% indirectly owned by   Investments
  Inc.                                             MONY Group Inc.
MONY Agricultural Investment         Delaware      100% indirectly owned by   Agricultural Investment
  Advisers, Inc.                                   MONY Group Inc.
MONY Realty Capital, Inc.            Delaware      100% indirectly owned by   Real Estate
                                                   MONY Group Inc.
MONY Life Insurance Company           Cayman       100% indirectly owned by   Life Insurance
  of the Americas, Ltd                Islands      MONY Group Inc.
MONY Bank & Trust Company             Cayman       100% indirectly owned by   Banking
  of the Americas, Ltd.               Islands      MONY Group Inc.
MONY Consultoria e                    Brazil       100% indirectly owned by   Insurance
  Corretagem de Seguros Ltda.                      MONY Group Inc.
MONY International Life              Argentina     100% indirectly owned by   Insurance
  Insurance Co. Seguros de Vida                    MONY Group Inc.
  S.A.
MONY Securities Corporation          New York      100% indirectly owned by   Broker-Dealer
                                                   MONY Group Inc.
1740 Advisers, Inc.                  New York      100% indirectly owned by   Investments
                                                   MONY Group Inc.
MONY Assets Corp.                    New York      100% indirectly owned by   Investments
                                                   MONY Group Inc.
Enterprise Capital Management,        Georgia      100% indirectly owned by   Mutual Fund
  Inc.                                             MONY Group Inc.
MONY Realty Partners, Inc.           Delaware      100% indirectly owned by   Real Estate
                                                   MONY Group Inc.
1740 Ventures, Inc.                  New York      100% indirectly owned by   Investments
                                                   MONY Group Inc.
MONY Brokerage, Inc.                 Delaware      100% indirectly owned by   Insurance Distributor
                                                   MONY Group Inc.
Trusted Investment Advisors          Minnesota     100% indirectly owned by   Broker-Dealer
  Corp.                                            MONY Group Inc.
Trusted Insurance Advisors           Minnesota     100% indirectly owned by   Insurance Agency
  General Agency Corp.                             MONY Group Inc.
Trusted Securities Advisors          Minnesota     100% indirectly owned by   Broker-Dealer
  Corp.                                            MONY Group Inc.
MONY Benefits Management             Delaware      100% indirectly owned by   Benefits Manager
  Corp.                                            MONY Group Inc.
Enterprise Fund Distributors, Inc.   Delaware      100% indirectly owned by   Mutual Fund Distributors
                                                   MONY Group Inc.
Trusted Advisors Insurance         Massachusetts   100% indirectly owned by   Insurance
  Agency, Inc.                                     MONY Group Inc.

                                             Percent Of Voting Securities
             Name              Jurisdiction             Owned               Principal Business
             ----              ------------  ----------------------------   ------------------
MONY Benefits Service Corp.      Delaware      100% indirectly owned by   Plan Administration
                                               MONY Group Inc.
MBI Insurance Agency of           Alabama      100% indirectly owned by   Insurance Distribution
  Alabama, Inc.                                MONY Group Inc.
MBI Insurance Agency of Ohio,      Ohio        100% indirectly owned by   Insurance Distribution
  Inc.                                         MONY Group Inc.
MBI Insurance Agency of        Massachusetts   100% indirectly owned by   Insurance Distribution
  Massachusetts, Inc                           MONY Group Inc.
MBI Insurance Agency of Texas,     Texas       100% indirectly owned by   Insurance Distribution
  Inc.                                         MONY Group Inc.
MBI Insurance Agency of New     New Mexico     100% indirectly owned by   Insurance Distribution
  Mexico, Inc.                                 MONY Group Inc.
MBI Insurance Agency of         Washington     100% indirectly owned by   Insurance Distribution
  Washington, Inc.                             MONY Group Inc.

Item 27.  Number of Certificate Owners:

   As of February 3, 2003, MONY Variable Account A had 10,785 owners of contracts.

Item 28.  Indemnification

   The Amended and Restated By-Laws of MONY Life Insurance Company provide, in
Article XV as follows:

   Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection therewith.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

   (a) MONY Securities Corporation ("MSC"), a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"), is the principal underwriter of the Registrant and also acts as principal underwriter for MONY Series Fund, Inc. (the "Fund"). MONY acts as sub-investment adviser to the Fund through a services agreement.

   (b) The names, titles, and principal business addresses of the officers of MSC are listed on Schedule A of Form BD for MSC (Registration No. 8-15289) (originally filed on behalf of MONY Sales, Inc. on November 23, 1969) and Form U-4 filed by each individual officer, the texts of which are hereby incorporated by reference.

   (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from MONY Variable Account A during fiscal year 2001.

Item 30.  Location of Accounts and Records

   Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

   Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY Variable Account A and MONY Life Insurance Company certify that they meet the requirements of the Securities Act Rule 485(a) for effectiveness of this Registration Statement and have duly caused Post-Effective Amendment No. 2 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 3rd day of June, 2003.

                                          MONY VARIABLE ACCOUNT A (Registrant)

                                                             *
                                          By: __________________________________
                                                 Michael I. Roth, Director,
                                                        Chairman of
                                               the Board, and Chief Executive
                                                          Officer
                                                   of MONY Life Insurance

                                          MONY LIFE INSURANCE
                                            COMPANY (Depositor)

                                                             *
                                          By: __________________________________
                                                 Michael I. Roth, Director,
                                                        Chairman of
                                               the Board, and Chief Executive
                                                          Officer

   Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement has been signed below by the following persons in the capacities indicated on June 3rd, 2003.

       Signature                               Title
       ---------                               -----

           *          Director, Chairman of the Board,
   ------------------   and Chief Executive Officer
    Michael I. Roth

           *          Director, President, and Chief Operating Officer
   ------------------
     Samuel J. Foti

           *          Director, Executive Vice President and
   ------------------   Chief Investment Officer
   Kenneth M. Levine

           *          Executive Vice President and
   ------------------   Chief Financial Officer
    Richard Daddario

           *          Vice President, Controller and Chief Accounting Officer
   ------------------
   Arnold B. Brousell

           *          Senior Vice President and Chief Actuary
   ------------------
   Michael Slipowitz

           *          Director
   ------------------
     Tom H. Barrett

           *          Director
   ------------------
     David L. Call

                          Signature                 Title
                          ---------                 -----

                              *               Director
                -----------------------------
                      G. Robert Durham

                              *               Director
                -----------------------------
                       James B. Farley

                              *               Director
                -----------------------------
                      Margaret M. Foran

                              *               Director
                -----------------------------
                     Robert Holland, Jr.

                              *               Director
                -----------------------------
                      James L. Johnson

                              *               Director
                -----------------------------
                     Frederick W. Kanner

                              *               Director
                -----------------------------
                       Robert R. Kiley

                              *               Director
                -----------------------------
                      Jane C. Pfeiffer

                              *               Director
                -----------------------------
                     Thomas C. Theobald

                              *               Director
                -----------------------------
                       David M. Thomas

                      /s/  LEE M. SMITH
                *By: --------------------- __
                        Lee M. Smith
                      Attorney-In-Fact
                Pursuant to Power of Attorney

                                 EXHIBIT INDEX

   Exhibit No.                          Description
   -----------                          -----------

       (10)    Consent of PricewaterhouseCoopers LLP, Independent Accountants

                                      1